UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

SEASONS SERIES TRUST

MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2011

(unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
COMMON STOCK — 71.9%
Advanced Materials — 0.8%
Hexcel Corp.†	22,049	$533,806
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	7,897	76,838
Aerospace/Defense — 0.1%
Boeing Co.	812	59,560
Aerospace/Defense-Equipment — 1.0%
BE Aerospace, Inc.†	11,631	450,236
Goodrich Corp.	818	101,187
United Technologies Corp.	1,572	114,897
		666,320
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	202	29,286
Monsanto Co.	1,193	83,594
Mosaic Co.	1,610	81,192
Potash Corp. of Saskatchewan, Inc.	490	20,227
		214,299
Apparel Manufacturers — 0.3%
Coach, Inc.	600	36,624
Prada SpA†	41,300	186,915
		223,539
Applications Software — 1.6%
Microsoft Corp.	41,814	1,085,491
Athletic Footwear — 0.6%
NIKE, Inc., Class B	4,525	436,074
Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.†	70,120	754,491
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,844	69,095
Auto-Truck Trailers — 0.4%
Wabash National Corp.†	39,600	310,464
Auto/Truck Parts & Equipment-Original — 0.5%
Dana Holding Corp.†	13,000	157,950
Titan International, Inc.	8,185	159,280
		317,230
Banks-Commercial — 1.3%
East West Bancorp, Inc.	18,946	374,183
Lloyds Banking Group PLC†	14,131	5,685
Regions Financial Corp.	6,040	25,972
Standard Chartered PLC	21,519	470,874
		876,714
Banks-Fiduciary — 0.0%
State Street Corp.	580	23,380
Banks-Super Regional — 0.6%
Capital One Financial Corp.	2,082	88,048
Fifth Third Bancorp	4,277	54,403
PNC Financial Services Group, Inc.	1,645	94,867
SunTrust Banks, Inc.	2,097	37,117
US Bancorp	2,415	65,326
Wells Fargo & Co.	2,540	70,002
		409,763
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	1,475	103,206
PepsiCo, Inc.	2,102	139,467
		242,673
Beverages-Wine/Spirits — 0.4%
Pernod-Ricard SA	3,092	286,771
Brewery — 0.3%
Anheuser-Busch InBev NV	3,949	241,776
Building & Construction-Misc. — 0.5%
Dycom Industries, Inc.†	15,202	318,026
Casino Hotels — 1.0%
MGM Resorts International†	57,253	597,149
Wynn Resorts, Ltd.	735	81,210
		678,359
Chemicals-Diversified — 0.8%
Celanese Corp., Series A	2,103	93,100
Dow Chemical Co.	3,558	102,328
E.I. du Pont de Nemours & Co.	1,590	72,790
LyondellBasell Industries NV, Class A	1,230	39,963
Rockwood Holdings, Inc.†	5,500	216,535
		524,716
Commercial Services — 0.8%
Iron Mountain, Inc.	17,305	532,994
Commercial Services-Finance — 0.8%
Cardtronics, Inc.†	17,375	470,167
Mastercard, Inc., Class A	200	74,564
		544,731
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	15,870	275,344
Computer Services — 0.5%
LivePerson, Inc.†	25,691	322,422
Computers — 4.3%
Apple, Inc.†	6,979	2,826,495
Dell, Inc.†	4,964	72,623
Hewlett-Packard Co.	1,145	29,495
		2,928,613
Computers-Memory Devices — 1.2%
EMC Corp.†	37,559	809,021
Consumer Products-Misc. — 0.6%
Jarden Corp.	12,830	383,360
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,096	101,259
Procter & Gamble Co.	2,574	171,712
		272,971
Cruise Lines — 0.1%
Carnival Corp.	1,281	41,812
Diversified Banking Institutions — 0.5%
Bank of America Corp.	4,788	26,621
Citigroup, Inc.	1,944	51,147
Goldman Sachs Group, Inc.	1,775	160,513
JPMorgan Chase & Co.	2,829	94,064
Morgan Stanley	2,382	36,040
		368,385
Diversified Manufacturing Operations — 0.8%
Crane Co.	7,700	359,667
Dover Corp.	1,127	65,422

1

Eaton Corp.	839	36,522
General Electric Co.	4,864	87,114
		548,725
E-Commerce/Products — 3.4%
Amazon.com, Inc.†	103	17,829
eBay, Inc.†	71,330	2,163,439
MercadoLibre, Inc.	2,000	159,080
		2,340,348
E-Commerce/Services — 0.8%
IAC/InterActive Corp.	13,700	583,620
Electric Products-Misc. — 0.2%
Emerson Electric Co.	2,349	109,440
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,383	73,410
NextEra Energy, Inc.	686	41,764
PG&E Corp.	921	37,963
Progress Energy, Inc.	886	49,634
		202,771
Electronic Components-Misc. — 1.0%
TE Connectivity, Ltd.	17,175	529,162
Zagg, Inc.†	20,466	144,694
		673,856
Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A†	1,589	46,653
Intel Corp.	3,751	90,962
Micron Technology, Inc.†	5,907	37,155
ON Semiconductor Corp.†	28,400	219,248
Skyworks Solutions, Inc.†	17,500	283,850
Texas Instruments, Inc.	2,073	60,345
		738,213
Electronic Connectors — 0.4%
Amphenol Corp., Class A	6,030	273,702
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,421	68,442
Engineering/R&D Services — 0.1%
Fluor Corp.	1,245	62,561
Enterprise Software/Service — 1.6%
Ariba, Inc.†	5,502	154,496
Oracle Corp.	28,814	739,079
Taleo Corp., Class A†	5,645	218,405
		1,111,980
Entertainment Software — 0.0%
Activision Blizzard, Inc.	327	4,029
Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	32,383	364,633
Food-Misc. — 0.1%
Kellogg Co.	1,937	97,954
Food-Retail — 0.1%
Fresh Market, Inc.†	2,600	103,740
Footwear & Related Apparel — 0.3%
Steven Madden, Ltd.†	7,100	244,950
Gold Mining — 0.1%
Newmont Mining Corp.	708	42,487
Home Furnishings — 0.3%
Tempur-Pedic International, Inc.†	4,000	210,120
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	1,212	45,620
Marriott International, Inc., Class A	1,155	33,691
Starwood Hotels & Resorts Worldwide, Inc.	926	44,420
		123,731
Human Resources — 0.1%
Monster Worldwide, Inc.†	8,320	65,978
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	68	177
Industrial Automated/Robotic — 1.7%
FANUC Corp.	7,500	1,147,850
Instruments-Controls — 0.2%
Honeywell International, Inc.	2,073	112,668
Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	1,585	79,440
Prudential PLC	47,534	471,343
		550,783
Insurance-Multi-line — 0.5%
Assurant, Inc.	7,800	320,268
MetLife, Inc.	1,964	61,238
		381,506
Insurance-Property/Casualty — 0.1%
Chubb Corp.	830	57,453
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	3,354	321,816
Franklin Resources, Inc.	185	17,771
T. Rowe Price Group, Inc.	1,751	99,720
		439,307
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	519	47,021
Machinery-General Industrial — 0.4%
Chart Industries, Inc.†	4,700	254,129
Medical Instruments — 0.3%
Volcano Corp.†	9,255	220,176
Medical Products — 0.4%
Baxter International, Inc.	2,027	100,296
Sirona Dental Systems, Inc.†	4,300	189,372
		289,668
Medical-Biomedical/Gene — 3.6%
Celgene Corp.†	30,803	2,082,283
Gilead Sciences, Inc.†	751	30,738
Human Genome Sciences, Inc.†	2,444	18,061
Vertex Pharmaceuticals, Inc.†	10,157	337,314
		2,468,396
Medical-Drugs — 1.4%
Abbott Laboratories	1,450	81,533
Auxilium Pharmaceuticals, Inc.†	14,300	284,999
Johnson & Johnson	2,894	189,789
Merck & Co., Inc.	2,657	100,169
Pfizer, Inc.	8,458	183,031
Viropharma, Inc.†	5,100	139,689
		979,210
Medical-HMO — 0.5%
Centene Corp.†	5,107	202,186
UnitedHealth Group, Inc.	2,313	117,223
WellPoint, Inc.	299	19,809
		339,218
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	5,700	221,502

2

Metal Processors & Fabrication — 1.3%
Precision Castparts Corp.	5,543	913,431
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,401	88,333
Metal-Diversified — 1.6%
Ivanhoe Mines, Ltd.†	60,505	1,072,149
Multimedia — 2.1%
News Corp., Class A	74,285	1,325,244
Time Warner, Inc.	2,168	78,352
Walt Disney Co.	1,837	68,887
		1,472,483
Networking Products — 0.8%
Acme Packet, Inc.†	7,800	241,098
Cisco Systems, Inc.	2,474	44,730
Netgear, Inc.†	7,828	262,786
		548,614
Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.	3,955	131,069
Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	1,141	87,093
Apache Corp.	664	60,145
Cabot Oil & Gas Corp.	415	31,498
Continental Resources, Inc.†	1,094	72,981
Devon Energy Corp.	571	35,402
EOG Resources, Inc.	279	27,484
EQT Corp.	415	22,738
Noble Energy, Inc.	311	29,355
Occidental Petroleum Corp.	1,184	110,941
Range Resources Corp.	598	37,040
Southwestern Energy Co.†	9,249	295,413
Triangle Petroleum Corp.†	49,178	293,593
		1,103,683
Oil Companies-Integrated — 0.8%
Chevron Corp.	1,679	178,646
Exxon Mobil Corp.	2,128	180,369
Hess Corp.	1,631	92,641
Suncor Energy, Inc.	2,441	70,374
		522,030
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	623	42,358
Oil-Field Services — 2.1%
Baker Hughes, Inc.	5,130	249,523
C&J Energy Services, Inc.†	13,400	280,462
Halliburton Co.	5,775	199,295
Schlumberger, Ltd.	5,473	373,861
Superior Energy Services, Inc.†	10,000	284,400
Weatherford International, Ltd.†	2,124	31,095
		1,418,636
Patient Monitoring Equipment — 0.5%
Insulet Corp.†	20,102	378,521
Pharmacy Services — 3.4%
Express Scripts, Inc.†	19,188	857,512
Medco Health Solutions, Inc.†	25,173	1,407,170
SXC Health Solutions Corp.†	800	45,184
		2,309,866
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	3,020	44,605
Rental Auto/Equipment — 0.5%
Hertz Global Holdings, Inc.†	5,130	60,124
United Rentals, Inc.†	9,800	289,590
		349,714
Retail-Apparel/Shoe — 2.4%
ANN, Inc.†	12,000	297,360
Finish Line, Inc., Class A	8,105	156,305
Limited Brands, Inc.	29,545	1,192,141
PVH Corp.	311	21,922
		1,667,728
Retail-Building Products — 0.2%
Home Depot, Inc.	2,676	112,499
Retail-Discount — 0.1%
Target Corp.	684	35,034
Wal-Mart Stores, Inc.	339	20,259
		55,293
Retail-Drug Store — 0.1%
CVS Caremark Corp.	2,084	84,986
Retail-Jewelry — 1.0%
Cie Financiere Richemont SA, Class A	13,236	669,480
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	956	30,764
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	3,375	124,470
Semiconductor Components-Integrated Circuits — 0.5%
Cypress Semiconductor Corp.†	8,300	140,187
QUALCOMM, Inc.	3,345	182,971
		323,158
Software Tools — 0.1%
VMware, Inc., Class A†	863	71,793
Steel-Producers — 0.6%
Carpenter Technology Corp.	6,600	339,768
Reliance Steel & Aluminum Co.	820	39,926
United States Steel Corp.	1,800	47,628
		427,322
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	2,416	31,360
Telephone-Integrated — 0.3%
AT&T, Inc.	2,367	71,578
CenturyLink, Inc.	2,150	79,980
Verizon Communications, Inc.	2,302	92,356
		243,914
Therapeutics — 0.6%
BioMarin Pharmaceutical, Inc.†	3,600	123,768
Questcor Pharmaceuticals, Inc.†	6,800	282,744
		406,512
Tobacco — 0.1%
Altria Group, Inc.	2,406	71,338
Transactional Software — 0.3%
VeriFone Systems, Inc.†	6,408	227,612
Transport-Rail — 0.3%
Union Pacific Corp.	2,078	220,143
Transport-Services — 2.5%
C.H. Robinson Worldwide, Inc.	9,090	634,300
United Parcel Service, Inc., Class B	14,565	1,066,013
		1,700,313
Transport-Truck — 0.3%
J.B. Hunt Transport Services, Inc.	4,609	207,728

3

Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co.	8,715	598,982
Web Portals/ISP — 0.4%
Google, Inc., Class A†	393	253,839
Wireless Equipment — 1.7%
Aruba Networks, Inc.†	7,300	135,196
Crown Castle International Corp.†	16,390	734,272
SBA Communications Corp., Class A†	6,900	296,424
		1,165,892
Total Common Stock (cost $43,768,360)		49,400,000
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50%	21	15,078
Wachovia Capital Trust IX 6.38%	650	16,315
		31,393
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	18	12,903
Goldman Sachs Group, Inc. 6.13%	1,000	24,770
Goldman Sachs Group, Inc. 6.50%	321	8,041
HSBC Holdings PLC 8.00%	360	9,382
		55,096
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(1)	536	13,931
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 4.90%	30	2,994
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	720	18,374
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	300	399
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	1,600	30,736
Total Preferred Stock (cost $165,530)		152,923
ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.34% due 04/08/16	$30,000	30,624
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	80,000	82,350
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	20,000	20,755
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	20,000	20,709
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/14*	100,000	103,295
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.60% due 02/25/36(6)	87,747	53,720
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(7)	50,000	54,871
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.90% due 06/11/40(7)	40,000	43,793
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(6)	60,665	36,644
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/46(7)	50,000	55,212
Countrywide Alternative Loan Trust FRS
Series 2006-OC11, Class 2A2A
0.46% due 01/25/37(6)	58,969	29,352
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2004-22, Class A2 2.75% due 11/25/34(6)	68,590	49,229
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	36,753	30,640
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	7,876	7,548
First Horizon Alternative Mtg. Securities FRS
Series 2005-AA3, Class 3A1 2.26% due 05/25/35(6)	79,960	54,756
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(7)	105,000	113,040
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(7)	150,000	160,616
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(7)	30,000	32,617
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(7)	45,000	44,497
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.70% due 01/25/36(6)	42,275	29,231
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.77% due 03/25/47(6)	17,222	10,336
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 2.87% due 04/25/35(6)	24,602	17,398
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.83% due 06/25/35(6)	37,002	25,048

4

LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.31% due 04/15/41(7)	25,000	28,302
Merrill Lynch Mtg. Investors, Inc. FRS Series 2007-MLN1, Class A2A 0.40% due 03/25/37	15,673	8,030
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.59% due 12/25/34(6)	33,481	31,879
Morgan Stanley ABS Capital I FRS Series 2006-HE5, Class A2C 0.43% due 08/25/36	83,012	41,213
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.43% due 11/25/36	80,000	24,126
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(7)	50,000	54,421
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(7)	50,000	55,206
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	36,519	30,714
MortgageIT Trust FRS Series 2005-4, Class A1 0.57% due 10/25/35(6)	93,916	62,854
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.39% due 02/25/37	18,010	9,633
Residential Asset Securities Corp. FRS Series 2006-EMX3, Class A2 0.47% due 04/25/36	54,194	37,186
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	30,000	30,352
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,412
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.36% due 04/25/37	86,918	30,247
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.42% due 05/25/37	51,492	23,295
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.32% due 02/20/47(6)	70,292	52,339
Sierra Receivables Funding Co. LLC, Series 2010-3A, Class A 3.51% due 11/20/25*	53,660	54,185
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(6)	91,031	74,931
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/36(6)	39,588	26,592
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/35(6)	70,027	58,851
Total Asset Backed Securities (cost $1,914,570)		1,866,049
U.S. CORPORATE BONDS & NOTES — 8.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	61,000	64,812
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	10,000	11,425
		76,237
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	3,000	2,745
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	10,000	10,550
Lockheed Martin Corp.
Senior Notes 4.25% due 11/15/19	9,000	9,573
Lockheed Martin Corp.
Senior Notes 6.15% due 09/01/36	6,000	6,865
Raytheon Co. Senior Notes 1.40% due 12/15/14	8,000	8,039
Raytheon Co. Senior Notes 4.70% due 12/15/41	5,000	5,135
		40,162
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	10,000	10,900
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	11,000	11,484
		22,384
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 07/02/20(4)	1,915	1,915
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 07/02/16(4)	16,558	14,240
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19(4)	9,147	9,341
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 10/19/23(4)	19,272	18,742
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 05/10/21(4)	23,171	24,677

5

Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	2,000	2,060
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 10/22/24	4,839	4,476
		75,451
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	30,000	36,000
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	19,000	20,211
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,212
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	15,000	15,600
		20,812
Banks-Commercial — 0.1%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	13,000	13,399
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17	7,000	6,221
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	20,000	20,025
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	2,002	2,002
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,347
Regions Bank Sub. Notes 7.50% due 05/15/18	5,000	4,950
Zions Bancorp. Senior Notes 7.75% due 09/23/14	8,000	8,482
		59,426
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.55% due 06/01/77	21,000	13,824
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 1.08% due 03/01/27	10,000	6,893
Comerica Bank Sub. Notes 5.20% due 08/22/17	7,000	7,571
		14,464
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	10,000	9,325
Banks-Super Regional — 0.3%
Bank of America NA Sub. Notes 5.30% due 03/15/17	11,000	9,921
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	5,000	5,189
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	5,000	4,840
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	15,608
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	6,000	6,800
JPMorgan Chase Bank NA
Sub. Notes 5.88% due 06/13/16	5,000	5,412
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(8)	15,000	14,700
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(8)	11,000	8,030
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	11,000	11,057
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	35,000	35,642
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	5,000	5,494
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	1,000	1,012
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 01/30/12(8)	6,000	5,025
Wachovia Corp. FRS Senior Notes 0.82% due 06/15/17	10,000	9,021
Wells Fargo & Co. FRS Senior Notes 0.62% due 10/28/15	11,000	10,475
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	25,000	24,985
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(8)	5,000	5,356
		178,567
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	15,000	16,500
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	13,000	15,246
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	15,000	14,419

6

Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	3,000	3,075
Scripps Networks Interactive, Inc. Senior Notes 2.70% due 12/15/16	13,000	13,007
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	30,000	33,054
		63,555
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	5,000	5,250
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 6.13% due 10/03/16	15,000	15,393
Masco Corp. Bonds 6.50% due 08/15/32	5,000	4,472
		19,865
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	4,750
Cable/Satellite TV — 0.4%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	55,000	59,813
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	5,000	5,524
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	33,301
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	10,000	13,390
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	25,000	27,500
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	5,000	5,537
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20	10,000	10,778
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	25,000	25,773
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/21	15,000	15,596
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	6,000	6,465
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	5,000	5,712
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	5,000	6,126
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	5,000	5,694
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	25,000	27,057
		248,266
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(9)	5,277	5,442
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	5,000	4,725
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,306
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	5,000	5,550
		21,023
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	55,000	59,755
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	15,000	15,488
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	10,000	9,150
		84,393
Chemicals-Diversified — 0.1%
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	50,000	51,972
Dow Chemical Co. Senior Notes 5.25% due 11/15/41	7,000	7,363
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	2,000	1,997
		61,332
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	5,000	4,688
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	12,000	12,429
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	11,000	13,818

7

Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	5,000	6,157
		32,404
Coal — 0.1%
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	5,000	5,525
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,125
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	9,000	8,640
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	15,000	15,750
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	5,000	5,500
		40,540
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	10,000	7,800
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	6,000	6,441
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,100
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	10,000	13,013
		24,554
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.63% due 12/09/14	16,000	16,141
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	60,000	60,423
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/16	25,000	25,528
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	5,000	5,533
		107,625
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	15,000	16,312
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	5,000	5,438
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	5,000	5,456
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	5,000	5,225
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	20,000	21,900
		54,331
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	5,000	5,300
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,319
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	5,000	5,050
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	5,000	5,138
Diversified Banking Institutions — 1.1%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.95% due 03/15/12(8)	27,000	15,660
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.33% due 06/01/56	5,000	2,945
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14	6,000	5,397
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	25,000	23,093
Bank of America Corp. Senior Notes 5.88% due 01/05/21	35,000	33,314
Bank of America Corp. Senior Notes 6.00% due 09/01/17	75,000	73,247
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	2,000	1,842
Bank of America Corp. Senior Notes 7.38% due 05/15/14	20,000	20,737
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	25,000	24,051
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	6,000	5,926
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	45,000	45,724
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	16,000	16,121
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	1,000	1,048

8

Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	9,000	7,785
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	5,000	5,205
Citigroup, Inc. Notes 8.50% due 05/22/19	30,000	35,313
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	30,000	29,391
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	25,000	24,515
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	46,867
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	14,000	14,449
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	7,000	6,514
JPMorgan Chase & Co. FRS Sub. Notes 1.59% due 09/01/15	14,000	13,725
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	10,000	10,160
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	10,000	10,070
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	10,000	10,099
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	45,000	47,444
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	27,000	28,177
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,090
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(8)	5,000	5,323
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	50,000	50,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.46% due 05/15/77	3,000	2,052
Morgan Stanley Senior Notes 5.55% due 04/27/17	8,000	7,718
Morgan Stanley Senior Notes 5.63% due 09/23/19	6,000	5,556
Morgan Stanley Senior Notes 5.75% due 01/25/21	100,000	93,281
Morgan Stanley Senior Notes 6.63% due 04/01/18	5,000	4,937
NB Capital Trust IV Ltd. Guar.Notes 8.25% due 04/15/27	15,000	13,800
		753,576
Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	35,000	36,892
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	5,000	5,110
General Electric Capital Corp. Senior Notes 4.65% due 10/17/21	25,000	26,092
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	35,000	37,413
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	25,000	28,000
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	12,000	12,715
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	14,000	16,393
		162,615
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	11,000	11,094
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,887
Harsco Corp. Senior Notes 2.70% due 10/15/15	13,000	13,407
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	5,000	5,278
Textron, Inc. Senior Notes 4.63% due 09/21/16	13,000	13,324
		49,990
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	5,000	5,392
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	5,000	5,163
		10,555
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	6,000	7,100
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	10,000	11,000

9

AES Corp. Senior Notes 8.00% due 06/01/20	25,000	27,500
		38,500
Electric-Integrated — 0.3%
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	15,000	16,861
Cleco Power LLC Senior Notes 6.00% due 12/01/40	5,000	6,100
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	8,000	7,901
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	25,000	29,515
DPL, Inc. Senior Notes 7.25% due 10/15/21*	5,000	5,400
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	12,000	13,170
Edison International Senior Notes 3.75% due 09/15/17	21,000	21,610
Entergy Corp. Senior Notes 3.63% due 09/15/15	24,000	24,362
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	2,000	2,079
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	5,382
Georgia Power Co. Senior Notes 3.00% due 04/15/16	3,000	3,181
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	4,471	4,594
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/41*	15,000	15,336
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	5,000	6,189
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	15,000	19,945
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	8,000	8,297
		189,922
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	5,000	5,088
Electronic Components-Semiconductors — 0.0%
Broadcom Corp. Senior Notes 2.70% due 11/01/18	13,000	13,143
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	7,000	8,598
		21,741
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	23,000	22,725
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	10,000	10,026
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	14,000	14,591
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	5,000	5,100
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	12,000	11,874
		41,591
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,345
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	20,000	14,918
SLM Corp. Senior Notes 6.25% due 01/25/16	25,000	24,312
SLM Corp. Senior Notes 8.45% due 06/15/18	5,000	5,150
		44,380
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/66	3,000	2,993
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	10,000	10,572
GFI Group, Inc. Senior Notes 8.38% due 07/19/18	6,000	5,340
Lazard Group LLC Senior Notes 6.85% due 06/15/17	60,000	62,938
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(2)(8)(10)	6,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(2)(10)	7,000	1,793
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(2)(10)	7,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(2)(10)	10,000	1

10

Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	9,000	8,483
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	3,000	2,850
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	6,000	6,052
		98,031
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	3,000	3,064
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	4,000	4,164
		7,228
Finance-Other Services — 0.0%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	5,000	4,825
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	16,250
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	10,000	11,625
Food-Misc. — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	43,000	46,739
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/19	10,000	9,600
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	8,000	10,408
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	5,000	6,661
		73,408
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	5,000	5,038
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	25,000	29,186
Southern Union Co. Senior Notes 7.60% due 02/01/24	6,000	7,058
		36,244
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,663
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	5,000	5,387
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	5,063
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	10,000	10,375
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	5,000	5,025
		25,850
Insurance-Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	5,000	5,172
Nationwide Financial Services, Inc.
Senior Notes
5.90% due 07/01/12	7,000	7,081
Protective Life Corp. Senior Notes 8.45% due 10/15/39	18,000	20,626
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	9,000	9,503
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	20,211
		62,593
Insurance-Multi-line — 0.1%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	4,000	3,740
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	11,000	11,584
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	10,000	9,900
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/39*	25,000	30,211
		55,435
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	5,000	5,214
Liberty Mutual Insurance Co. Company Guar. Notes 7.70% due 10/15/97*	70,000	66,158
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	25,000	36,569
		107,941
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	70,000	92,681

11

Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/01/67	70,000	61,600
		154,281
Machinery-Farming — 0.0%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	15,000	16,950
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	5,000	5,362
		22,312
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	8,000	8,931
Medical Products — 0.0%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	3,000	3,024
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	7,000	9,354
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	5,000	5,606
		17,984
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	80,000	80,729
Amgen, Inc. Senior Notes 5.15% due 11/15/41	8,000	8,294
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	5,000	5,339
Gilead Sciences, Inc. Senior Notes 2.40% due 12/01/14	13,000	13,234
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	12,000	12,704
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/41	12,000	13,286
		133,586
Medical-Drugs — 0.0%
Johnson & Johnson Notes 5.55% due 08/15/17	10,000	12,072
Medical-HMO — 0.1%
Cigna Corp. Senior Notes 4.00% due 02/15/22	50,000	49,537
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	6,000	6,667
UnitedHealth Group, Inc. Senior Notes 3.38% due 11/15/21	30,000	31,027
		87,231
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	31,000	33,945
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	1,000	940
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	20,000	22,450
		57,335
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19	6,000	6,208
Alcoa, Inc.
Senior Notes
5.90% due 02/01/27	4,000	3,955
		10,163
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	7,000	6,944
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	5,000	4,400
Multimedia — 0.3%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	60,000	70,729
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	7,000	7,622
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	5,000	6,048
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	30,000	39,072
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	7,000	9,175
Viacom, Inc. Senior Notes 6.88% due 04/30/36	35,000	43,805
		176,451
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	5,000	5,425
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	9,000	9,322
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	6,000	7,092
		16,414
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 4.25% due 02/15/15	30,000	31,620

12

Xerox Corp. Senior Notes 4.50% due 05/15/21	6,000	6,081
Xerox Corp. Senior Notes 8.25% due 05/15/14	15,000	16,925
		54,626
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	10,000	12,579
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	4,850
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	15,000	16,693
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	25,000	28,503
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	5,000	5,050
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	10,000	10,700
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	5,000	5,350
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	5,000	5,088
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	5,000	5,425
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	15,000	16,012
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	6,000	6,942
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	5,000	5,441
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	5,000	5,532
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,387
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	5,000	5,412
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	5,000	5,550
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	5,000	5,313
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21	5,000	4,963
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	12,000	13,885
		156,096
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	11,000	12,290
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	5,000	4,750
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	5,000	5,112
		9,862
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	10,000	10,400
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	5,000	5,538
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	11,000	12,220
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	8,000	8,000
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	15,000	17,426
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	7,000	7,959
		61,543
Pharmacy Services — 0.1%
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	13,000	13,158
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	5,000	5,406
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	10,000	10,055
		28,619
Pipelines — 0.3%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	5,000	5,200
El Paso Corp. Senior Notes 7.00% due 06/15/17	20,000	21,913
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	8,000	8,817

13

Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	18,000	19,665
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	12,000	13,994
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	5,000	5,000
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	10,000	10,668
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	25,000	28,181
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	13,000	13,260
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	5,000	5,206
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	50,000	50,507
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	4,000	4,652
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	5,000	5,144
		192,207
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	15,000	15,187
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 4.50% due 01/15/18	9,000	9,155
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	4,932
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	4,922
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	11,000	11,387
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	15,000	15,096
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	25,000	27,414
Duke Realty LP Senior Notes 6.75% due 03/15/20	15,000	16,458
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	5,000	5,350
HCP, Inc. Senior Notes 3.75% due 02/01/16	25,000	25,437
HCP, Inc. Senior Notes 5.38% due 02/01/21	15,000	15,726
HCP, Inc. Senior Notes 6.00% due 01/30/17	35,000	37,870
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	41,000	40,168
Host Hotels & Resorts LP Company Guar. Notes
6.00% due 11/01/20	10,000	10,225
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	10,000	10,175
Host Hotels & Resorts LP
Company Guar. Notes
6.75% due 06/01/16	10,000	10,275
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	3,000	2,963
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	35,000	37,644
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,050
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	50,000	52,015
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	30,000	28,954
		371,216
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	40,000	43,682
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	5,000	4,736
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	31,380
		36,116
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(3)(4)	10,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	15,000	15,253
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	10,000	12,031

14

RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	5,000	5,062
		32,346
Retail-Apparel/Shoe — 0.0%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	15,000	16,162
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	50,000	51,106
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	25,000	31,372
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	5,000	5,512
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	4,000	4,785
		10,297
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	14,000	14,761
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	7,000	8,469
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	31,970	35,435
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/33*	4,894	5,002
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	9,000	9,218
		72,885
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	15,000	16,087
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	5,000	5,200
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	10,000	11,175
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	5,000	5,499
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	5,728
		22,402
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	5,000	5,075
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	5,000	5,175
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	12,000	12,287
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	5,000	3,150
Special Purpose Entities — 0.0%
FUEL Trust Sec. Notes	8,000	7,999
3.98% due 12/15/22*
FUEL Trust Sec. Notes 4.21% due 10/15/22*	7,000	7,059
		15,058
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	5,000	5,050
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,212
		10,262
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	5,000	5,025
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	8,000	9,415
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	11,014
SBA Tower Trust Sec. Notes 4.25% due 04/15/40*	35,000	35,981
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	69,636
		126,046
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	5,000	5,103
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.88% due 08/15/21	30,000	31,733
AT&T, Inc. Senior Notes 5.50% due 02/01/18	20,000	23,151

15

AT&T, Inc. Senior Notes 6.30% due 01/15/38	39,000	47,882
AT&T, Inc. Senior Notes 6.45% due 06/15/34	5,000	6,014
BellSouth Corp. Senior Notes 6.55% due 06/15/34	4,000	4,761
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	5,000	4,661
CenturyLink, Inc. Senior Notes 5.15% due 06/15/17	5,000	4,956
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	8,000	8,015
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	10,000	9,813
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	5,000	4,563
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	5,000	4,875
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,075
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	15,000	15,337
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	5,000	5,200
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	10,000	10,654
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22*	5,000	4,987
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	25,000	27,062
		223,739
Television — 0.1%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	55,000	62,359
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	10,000	13,428
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	60,544
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	5,000	5,587
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	16,000	19,059
		98,618
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	9,000	10,447
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	4,000	4,111
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	4,000	4,126
		8,237
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	5,000	5,450
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	645	666
Total U.S. CORPORATE BONDS & NOTES (cost $5,643,041)		5,836,896
FOREIGN CORPORATE BONDS & NOTES — 1.1%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/21*	11,000	11,195
Banks-Commercial — 0.2%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(8)	11,000	9,130
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	9,000	8,138
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(8)	4,000	3,080
Commonwealth Bank of Australia Notes 3.25% due 03/17/16*	8,000	8,129
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	35,000	34,518
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	7,000	5,871
Groupe BPCE SA FRS Jr. Sub Notes 2.23% due 03/30/12(8)	15,000	5,538
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(8)	4,000	4,117
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	7,000	6,845
Toronto-Dominion Bank Senior Notes 2.38% due 10/19/16	6,000	6,106
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(8)	20,000	11,400
		102,872

16

Banks-Money Center — 0.0%
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	20,000	19,492
Banks-Special Purpose — 0.0%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	15,000	12,149
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	15,000	16,050
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(3)(4)	10,000	0
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	20,000	21,252
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	6,000	4,953
		26,205
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	5,000	5,350
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	10,000	10,900
		16,250
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	6,000	6,014
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	6,000	7,783
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	5,000	5,570
		19,367
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	6,000	5,960
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	6,000	6,123
		12,083
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 2.40% due 07/15/14(8)	12,000	5,178
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(8)	6,000	5,100
XL Group PLC Senior Notes 6.38% due 11/15/24	9,000	9,461
		19,739
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	7,000	7,647
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21	9,000	9,154
Metal-Diversified — 0.1%
Xstrata Canada Financial Corp. Company Guar. Notes 3.60% due 01/15/17*	50,000	50,412
Oil & Gas Drilling — 0.1%
Ensco PLC
Senior Notes
4.70% due 03/15/21	5,000	5,207
Transocean, Inc.
Company Guar. Notes
4.95% due 11/15/15	20,000	20,423
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	27,000	28,698
		54,328
Oil Companies-Exploration & Production — 0.1%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	5,000	5,112
Nexen, Inc. Senior Notes 6.40% due 05/15/37	10,000	10,593
Nexen, Inc. Senior Notes 7.50% due 07/30/39	6,000	7,193
		22,898
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	14,000	14,089
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	60,000	62,845
BP Capital Markets PLC Company Guar. Notes 3.56% due 11/01/21	10,000	10,411
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	8,000	10,791
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	10,000	11,582
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	25,000	29,843
		139,561
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	10,000	8,575
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	7,000	7,024

17

Steel-Producers — 0.1%
Arcelormittal Senior Notes 3.75% due 08/05/15	25,000		23,899
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	20,000		27,898
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	16,000		14,677
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	5,000		4,675
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	25,000		24,038
			71,288
Television — 0.1%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	40,000		44,050
Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	5,000		5,106
Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	11,000		11,156
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	8,000		8,457
			19,613
Total Foreign Corporate Bonds & Notes (cost $721,666)			718,957
FOREIGN GOVERNMENT AGENCIES — 0.4%
Sovereign — 0.4%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	350,000	185,846
Republic of Argentina Senior Bonds 8.28% due 12/31/33(11)	26,346		19,232
Republic of Turkey Senior Bonds 11.88% due 01/15/30	20,000		32,726
Russian Federation Senior Notes 7.50% due 03/31/30(1)	25,050		29,089
United Mexican States Senior Notes 6.05% due 01/11/40	9,000		11,003
Total Foreign Government Agencies (cost $283,793)			277,896
MUNICIPAL BONDS & NOTES — 0.3%
Municipal Bonds — 0.3%
California State General Obligation Bonds 6.20% due 10/01/19	25,000		28,496
California State General Obligation Bonds 6.51% due 04/01/39	5,000		5,221
California State General Obligation Bonds 7.55% due 04/01/39	35,000		42,795
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	30,000		43,020
Ohio State University Revenue Bonds 4.80% due 06/01/11	10,000		10,353
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	11,000		11,346
State of Illinois General Obligation Bonds 5.67% due 03/01/18	40,000		42,571
State of Illinois General Obligation Bonds
5.88% due 03/01/19	30,000		32,300
Total Municipal Bonds & Notes (cost $193,743)			216,102
U.S. GOVERNMENT AGENCIES — 12.9%
Federal Home Loan Mtg. Corp. — 2.1%
4.00% due 09/01/40	18,284		19,205
4.00% due January TBA	700,000		734,125
4.50% due 01/01/39	9,775		10,367
5.00% due 03/01/19	3,645		3,929
5.00% due 07/01/21	117,709		126,879
5.00% due 07/01/35	8,551		9,200
5.00% due 01/01/37	7,287		7,843
5.00% due 07/01/40	248,283		267,029
5.50% due 07/01/34	15,634		17,029
5.50% due 09/01/37	25,163		27,338
5.50% due 01/01/38	25,670		27,917
5.50% due 07/01/38	13,604		14,780
6.00% due 08/01/36	28,888		31,909
6.00% due 04/01/40	92,745		101,980
6.50% due 05/01/16	231		237
6.50% due 05/01/29	2,496		2,860
6.50% due 03/01/36	12,899		14,522
6.50% due 05/01/36	339		382
6.50% due 11/01/37	18,851		21,152
7.00% due 04/01/32	3,418		3,928
7.50% due 08/01/23	537		621
7.50% due 04/01/28	2,147		2,536
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	3,245		3,260
Series 1577, Class PK
6.50% due 09/15/23(6)	11,481		12,845
Series 1226, Class Z
7.75% due 03/15/22(6)	909		997
			1,462,870
Federal National Mtg. Assoc. — 8.7%
4.00% due 09/01/40	23,864		25,091
4.00% due January TBA	2,100,000		2,205,984
4.50% due 11/01/22	46,613		49,853
4.50% due 01/01/39	17,219		18,338
4.50% due 06/01/39	317,240		340,531
4.56% due 01/01/15	184,137		196,355
4.85% due 11/01/15	204,019		223,494
5.00% due 06/01/19	2,052		2,217

18

5.00% due 05/01/35	4,074	4,404
5.00% due 07/01/37	26,625	28,780
5.00% due 07/01/40	41,077	44,422
5.00% due 08/01/40	26,133	28,261
5.50% due 03/01/18	5,018	5,464
5.50% due 07/01/19	9,327	10,156
5.50% due 11/01/20	9,082	9,884
5.50% due 04/01/21	167,174	181,609
5.50% due 11/01/22	11,500	12,486
5.50% due 06/01/34	10,452	11,419
5.50% due 06/01/35	409,003	450,046
5.50% due 06/01/36	211,921	231,664
5.50% due 08/01/36	29,369	32,041
5.50% due 11/01/36	5,150	5,619
5.50% due 07/01/38	27,647	30,127
5.50% due January TBA	700,000	762,234
6.00% due 06/01/17	7,603	8,233
6.00% due 12/01/33	25,351	28,259
6.00% due 05/01/34	1,769	1,966
6.00% due 06/01/35	1,981	2,191
6.00% due January TBA	300,000	330,328
6.50% due 08/01/17	17,353	19,069
6.50% due 09/01/32	30,858	35,044
6.50% due 04/01/34	12,965	14,642
6.50% due 10/01/37	1,780	1,992
6.50% due January TBA	500,000	556,328
7.00% due 06/01/37	39,698	45,341
		5,953,872
Government National Mtg. Assoc. — 2.1%
4.00% due January TBA	600,000	643,594
4.50% due January TBA	600,000	653,719
6.00% due 11/15/31	84,548	96,220
7.00% due 05/15/33	17,206	19,976
7.50% due 01/15/32	5,579	6,556
8.50% due 11/15/17	675	761
9.00% due 11/15/21	330	389
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/16/35(6)	360	412
Series 2005-74, Class HC
7.50% due 09/16/35(6)	4,392	5,046
		1,426,673
Total U.S. Government Agencies (cost $8,605,210)		8,843,415
U.S. GOVERNMENT TREASURIES — 4.5%
United States Treasury Bonds — 1.3%
2.13% due 02/15/40 TIPS(12)	6,286	8,435
2.13% due 02/15/41 TIPS(12)	6,203	8,380
3.75% due 08/15/41	63,000	74,094
4.38% due 02/15/38(13)	300,000	387,844
4.38% due 11/15/39	225,000	292,113
4.50% due 02/15/36	70,000	91,602
5.25% due 11/15/28	2,000	2,757
		865,225
United States Treasury Notes — 3.2%
1.75% due 04/15/13	1,100,000	1,121,828
2.13% due 08/15/21	47,000	48,204
2.50% due 04/30/15	450,000	480,235
2.63% due 08/15/20	50,000	53,926
3.13% due 05/15/21	150,000	167,484
3.63% due 02/15/20	275,000	318,936
		2,190,613
Total U.S. Government Treasuries (cost $2,833,295)		3,055,838
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(3)(4)	16	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(3)(4)(5) (strike price $500.00)	1	250
ION Media Networks, Inc. Expires 12/18/16(3)(4)(5) (strike price $687.00)	1	150
Total Warrants
(cost $17)		400
Total Long-Term Investment Securities
(cost $64,129,225)		70,368,476

REPURCHASE AGREEMENTS — 4.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $145,000 and collateralized by $150,000 of United States Treasury Notes, bearing interest at 1.00%, due 08/31/16 and having an approximate value of $151,875	$145,000	145,000
Bank of America Securities LLC Joint Repurchase Agreement(14)	695,000	695,000
BNP Paribas SA Joint Repurchase Agreement(14)	500,000	500,000
Deutsche Bank AG Joint Repurchase Agreement(14)	160,000	160,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	555,000	555,000
State Street Bank & Trust Co. Joint Repurchase Agreement (14)	558,000	558,000
UBS Securities LLC Joint Repurchase Agreement(14)	550,000	550,000
Total Repurchase Agreements (cost $3,163,000)		3,163,000
TOTAL INVESTMENTS (cost $67,292,225)(16)	107.1%	73,531,476
Liabilities in excess of other assets	(7.1)	(4,867,850)
NET ASSETS	100.0%	$68,663,626

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $960,743 representing 1.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2011.
(2)	Company has filed for Chapter 11 bankruptcy protection.

19

(3)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $401 representing 0.0% of net assets.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the Multi-Managed Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/16	03/01/2011	1	$—	$250	$250.00	0.00%
(strike price $500.00)
Warrants

ION Media Networks, Inc.
Expries 12/18/16	11/11/2010	1	—	150	150.00	0.00
(strike price $687.00)				$400		0.00%
Warrants

(6)	Collateralized Mortgage Obligation
(7)	Commercial Mortgage Backed Security
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Income may be received in cash or additional bonds at the discretion of the issuer.
(10)	Bond in default
(11)	A portion of the interest was paid in additional bonds.
(12)	Principal amount of security is adjusted for inflation.
(13)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	Denominated in United States dollars unless otherwise indicated.
(16)	See Note 4 for cost of investments on a tax basis.
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2011	Unrealized Appreciation (Depreciation)
2	Short	Australian 10YR Bonds	March 2012	$241,153	$243,212	$(2,058)
2	Short	Canadian 10YR Bonds	March 2012	259,887	262,753	(2,866)
1	Long	Long Gilt	March 2012	179,651	181,623	1,972
4	Long	U.S. Treasury 2YR Notes	March 2012	882,406	882,188	(218)
4	Short	U.S. Treasury 5YR Notes	March 2012	490,832	493,031	(2,199)
1	Short	U.S. Treasury 10YR Notes	March 2012	130,967	131,125	(158)
4	Short	U.S. Long Bonds	March 2012	578,268	579,250	(982)
						$(6,509)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA, N.A.	BRL	729,000	USD	388,924	01/04/12	$—	$(1,908)
	USD	388,925	BRL	729,000	01/04/12	1,907	—
	USD	65,327	MXN	910,000	03/21/12	—	(513)
						1,907	(2,421)
Royal Bank of Canada	BRL	729,000	USD	390,224	01/04/12	—	(609)
	BRL	364,000	USD	194,310	02/02/12	486	—
	USD	390,177	BRL	729,000	01/04/12	655	—
						1,141	(609)
Net Unrealized Appreciation(Depreciation)						$3,048	$(3,030)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$49,400,000	$—	—	$49,400,000
Preferred Stocks	140,020	12,903	—	152,923
Asset Backed Securities	—	1,866,049	—	1,866,049
U.S. Corporate Bonds & Notes	—	5,767,980	68,916	5,836,896
Foreign Corporate Bonds & Notes	—	718,957	0	718,957
Foreign Government Agencies	—	277,896	—	277,896
Municipal Bonds & Notes	—	216,102	—	216,102
U.S. Government Agencies	—	8,843,415	—	8,843,415
U.S. Government Treasuries	—	3,055,838	—	3,055,838
Warrants	—	—	400	400
Repurchase Agreements	—	3,163,000	—	3,163,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	1,972	—	—	1,972
Open Forward Foreign Currency Contracts - Appreciation	—	3,048	—	3,048
Total	$49,541,992	$23,925,188	$69,316	$73,536,496
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	8,481	—	—	8,481
Open Forward Foreign Currency Contracts - Depreciation	—	3,030	—	3,030
Total	$8,481	$3,030	$—	$11,511

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants

Balance as of 3/31/2011	$6,050	$138,999	$0	$310
Accrued discounts	—	—	—	—
Accrued premiums	—	(41)	—	—
Realized gain	—	5,534	—	—
Realized loss	—	(356)	—	—
Change in unrealized appreciation (1)	—	347	—	90
Change in unrealized depreciation (1)	(1,050)	(6,965)	—	—
Net purchases	—	—	—	—
Net sales	(5,000)	(64,008)	—	—
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	—	(4,594)	—	—
Balance as of 12/31/2011	$—	$68,916	$0	$400

(1)  The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(2,555)	$—	$90

(2)  The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

20

SEASONS SERIES TRUST

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2011

(unaudited)

Security Description	Shares/ Principal Amount(15)	Value (Note 1)
COMMON STOCK — 56.9%
Advanced Materials — 0.7%
Hexcel Corp.†	36,293	$878,654
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	14,593	141,990
Aerospace/Defense — 0.1%
Boeing Co.	1,475	108,191
Aerospace/Defense-Equipment — 0.9%
BE Aerospace, Inc.†	19,160	741,684
Goodrich Corp.	1,352	167,242
United Technologies Corp.	2,266	165,622
		1,074,548
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	317	45,959
Monsanto Co.	1,966	137,758
Mosaic Co.	2,523	127,235
Potash Corp. of Saskatchewan, Inc.	873	36,037
		346,989
Apparel Manufacturers — 0.2%
Coach, Inc.	1,000	61,040
Prada SpA†	52,700	238,509
		299,549
Applications Software — 1.1%
Microsoft Corp.	55,348	1,436,834
Athletic Footwear — 0.4%
NIKE, Inc., Class B	5,775	556,537
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	91,555	985,132
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,727	102,181
Auto-Truck Trailers — 0.4%
Wabash National Corp.†	65,100	510,384
Auto/Truck Parts & Equipment-Original — 0.4%
Dana Holding Corp.†	21,300	258,795
Titan International, Inc.	13,203	256,930
		515,725
Banks-Commercial — 1.0%
East West Bancorp, Inc.	31,031	612,862
Lloyds Banking Group PLC†	28,262	11,370
Regions Financial Corp.	11,352	48,814
Standard Chartered PLC	27,467	601,026
		1,274,072
Banks-Fiduciary — 0.0%
State Street Corp.	1,033	41,640
Banks-Super Regional — 0.6%
Capital One Financial Corp.	3,790	160,279
Fifth Third Bancorp	7,563	96,201
PNC Financial Services Group, Inc.	2,348	135,409
SunTrust Banks, Inc.	2,868	50,764
US Bancorp	4,180	113,069
Wells Fargo & Co.	7,260	200,086
		755,808
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,313	161,841
PepsiCo, Inc.	3,113	206,547
		368,388
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA	3,946	365,976
Brewery — 0.3%
Anheuser-Busch InBev NV	5,158	315,796
Building & Construction-Misc. — 0.4%
Dycom Industries, Inc.†	25,025	523,523
Casino Hotels — 0.7%
MGM Resorts International†	76,391	796,758
Wynn Resorts, Ltd.	1,292	142,753
		939,511
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	2,771	122,672
Dow Chemical Co.	5,521	158,784
E.I. du Pont de Nemours & Co.	2,162	98,977
LyondellBasell Industries NV, Class A	1,992	64,720
Rockwood Holdings, Inc.†	9,000	354,330
		799,483
Commercial Services — 0.5%
Iron Mountain, Inc.	22,090	680,372
Commercial Services-Finance — 0.7%
Cardtronics, Inc.†	28,514	771,589
Mastercard, Inc., Class A	313	116,693
		888,282
Computer Aided Design — 0.4%
Aspen Technology, Inc.†	25,982	450,788
Computer Services — 0.4%
LivePerson, Inc.†	42,138	528,832
Computers — 3.1%
Apple, Inc.†	9,215	3,732,075
Dell, Inc.†	8,651	126,564
Hewlett-Packard Co.	1,908	49,150
		3,907,789
Computers-Memory Devices — 0.9%
EMC Corp.†	50,000	1,077,000
Consumer Products-Misc. — 0.5%
Jarden Corp.	20,609	615,797
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,772	163,715
Procter & Gamble Co.	4,331	288,921
		452,636
Cruise Lines — 0.1%
Carnival Corp.	1,972	64,366
Diversified Banking Institutions — 0.5%
Bank of America Corp.	8,055	44,786
Citigroup, Inc.	2,949	77,588
Goldman Sachs Group, Inc.	2,366	213,957
JPMorgan Chase & Co.	5,984	198,968
Morgan Stanley	5,198	78,646
		613,945
Diversified Manufacturing Operations — 0.7%
Crane Co.	12,700	593,217
Dover Corp.	1,887	109,540

1

Eaton Corp.	1,282	55,805
General Electric Co.	9,828	176,020
Parker Hannifin Corp.	60	4,575
		939,157
E-Commerce/Products — 2.4%
Amazon.com, Inc.†	211	36,524
eBay, Inc.†	90,720	2,751,538
MercadoLibre, Inc.	3,200	254,528
		3,042,590
E-Commerce/Services — 0.8%
IAC/InterActive Corp.	22,400	954,240
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,869	180,257
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,852	98,304
NextEra Energy, Inc.	1,237	75,309
PG&E Corp.	1,564	64,468
Progress Energy, Inc.	1,444	80,893
		318,974
Electronic Components-Misc. — 0.7%
TE Connectivity, Ltd.	21,920	675,355
Zagg, Inc.†	33,598	237,538
		912,893
Electronic Components-Semiconductors — 0.9%
Broadcom Corp., Class A†	2,161	63,447
Intel Corp.	6,139	148,871
Micron Technology, Inc.†	11,563	72,731
ON Semiconductor Corp.†	46,500	358,980
Skyworks Solutions, Inc.†	28,500	462,270
Texas Instruments, Inc.	2,773	80,722
		1,187,021
Electronic Connectors — 0.3%
Amphenol Corp., Class A	7,695	349,276
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,259	120,402
Engineering/R&D Services — 0.1%
Fluor Corp.	2,013	101,153
Enterprise Software/Service — 1.3%
Ariba, Inc.†	9,003	252,804
Oracle Corp.	37,815	969,955
Taleo Corp., Class A†	9,234	357,263
		1,580,022
Entertainment Software — 0.0%
Activision Blizzard, Inc.	568	6,998
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	41,337	465,455
Food-Misc. — 0.1%
Kellogg Co.	2,938	148,575
Food-Retail — 0.1%
Fresh Market, Inc.†	4,200	167,580
Footwear & Related Apparel — 0.3%
Steven Madden, Ltd.†	11,700	403,650
Gold Mining — 0.1%
Newmont Mining Corp.	1,152	69,132
Home Furnishings — 0.3%
Tempur-Pedic International, Inc.†	6,600	346,698
Hotels/Motels — 0.2%
Gaylord Entertainment Co.†	17	410
Hyatt Hotels Corp., Class A†	1,867	70,274
Marriott International, Inc., Class A	1,928	56,240
Starwood Hotels & Resorts Worldwide, Inc.	1,486	71,283
		198,207
Human Resources — 0.1%
Monster Worldwide, Inc.†	14,455	114,628
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	87	227
Industrial Automated/Robotic — 1.2%
FANUC Corp.	9,600	1,469,248
Instruments-Controls — 0.1%
Honeywell International, Inc.	2,455	133,429
Insurance-Life/Health — 0.6%
Prudential Financial, Inc.	2,373	118,935
Prudential PLC	60,675	601,647
		720,582
Insurance-Multi-line — 0.5%
Assurant, Inc.	12,800	525,568
MetLife, Inc.	2,695	84,030
		609,598
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,374	95,108
Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	5,508	528,493
Franklin Resources, Inc.	297	28,530
T. Rowe Price Group, Inc.	2,455	139,812
		696,835
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	951	86,161
Machinery-General Industrial — 0.3%
Chart Industries, Inc.†	7,800	421,746
Medical Instruments — 0.3%
Volcano Corp.†	15,137	360,109
Medical Products — 0.4%
Baxter International, Inc.	3,130	154,872
Sirona Dental Systems, Inc.†	7,000	308,280
		463,152
Medical-Biomedical/Gene — 2.5%
Celgene Corp.†	39,316	2,657,762
Gilead Sciences, Inc.†	1,312	53,700
Human Genome Sciences, Inc.†	4,267	31,533
Vertex Pharmaceuticals, Inc.†	12,964	430,534
		3,173,529
Medical-Drugs — 1.3%
Abbott Laboratories	2,344	131,803
Auxilium Pharmaceuticals, Inc.†	23,500	468,355
Johnson & Johnson	4,645	304,619
Merck & Co., Inc.	4,523	170,517
Pfizer, Inc.	14,078	304,648
Viropharma, Inc.†	8,400	230,076
		1,610,018
Medical-HMO — 0.4%
Centene Corp.†	8,256	326,855
UnitedHealth Group, Inc.	3,935	199,426
WellPoint, Inc.	507	33,589
		559,870
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	9,300	361,398

2

Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	7,249	1,194,563
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,777	138,956
Metal-Diversified — 1.1%
Ivanhoe Mines, Ltd.†	77,230	1,368,516
Multimedia — 1.5%
News Corp., Class A	94,820	1,691,589
Time Warner, Inc.	2,972	107,408
Walt Disney Co.	2,830	106,125
		1,905,122
Networking Products — 0.7%
Acme Packet, Inc.†	12,800	395,648
Cisco Systems, Inc.	4,100	74,128
Netgear, Inc.†	12,812	430,099
		899,875
Non-Hazardous Waste Disposal — 0.2%
Waste Connections, Inc.	6,434	213,223
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	1,881	143,577
Apache Corp.	1,113	100,815
Cabot Oil & Gas Corp.	740	56,166
Continental Resources, Inc.†	1,743	116,275
Devon Energy Corp.	1,007	62,434
EOG Resources, Inc.	494	48,664
EQT Corp.	634	34,737
Noble Energy, Inc.	634	59,843
Occidental Petroleum Corp.	1,848	173,158
Range Resources Corp.	717	44,411
Southwestern Energy Co.†	12,023	384,015
Triangle Petroleum Corp.†	80,498	480,573
		1,704,668
Oil Companies-Integrated — 0.7%
Chevron Corp.	2,475	263,340
Exxon Mobil Corp.	3,579	303,356
Hess Corp.	2,545	144,556
Suncor Energy, Inc.	4,187	120,711
		831,963
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	1,057	71,865
Oil-Field Services — 1.6%
Baker Hughes, Inc.	6,550	318,592
C&J Energy Services, Inc.†	22,000	460,460
Halliburton Co.	7,375	254,511
Schlumberger, Ltd.	7,565	516,765
Superior Energy Services, Inc.†	16,300	463,572
Weatherford International, Ltd.†	3,579	52,397
		2,066,297
Patient Monitoring Equipment — 0.5%
Insulet Corp.†	32,663	615,044
Pharmacy Services — 2.4%
Express Scripts, Inc.†	25,492	1,139,237
Medco Health Solutions, Inc.†	32,015	1,789,639
SXC Health Solutions Corp.†	1,300	73,424
		3,002,300
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	7,450	110,037
Rental Auto/Equipment — 0.5%
Hertz Global Holdings, Inc.†	8,610	100,909
United Rentals, Inc.†	16,200	478,710
		579,619
Retail-Apparel/Shoe — 1.8%
ANN, Inc.†	19,600	485,688
Finish Line, Inc., Class A	13,258	255,681
Limited Brands, Inc.	37,710	1,521,598
PVH Corp.	529	37,289
		2,300,256
Retail-Building Products — 0.1%
Home Depot, Inc.	4,361	183,336
Retail-Discount — 0.1%
Target Corp.	1,182	60,542
Wal-Mart Stores, Inc.	586	35,019
		95,561
Retail-Drug Store — 0.1%
CVS Caremark Corp.	3,469	141,466
Retail-Jewelry — 0.7%
Cie Financiere Richemont SA, Class A	16,895	854,553
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	1,524	49,042
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	5,493	202,582
Semiconductor Components-Integrated Circuits — 0.4%
Cypress Semiconductor Corp.†	13,600	229,704
QUALCOMM, Inc.	5,232	286,190
		515,894
Software Tools — 0.1%
VMware, Inc., Class A†	1,432	119,128
Steel-Producers — 0.6%
Carpenter Technology Corp.	11,000	566,280
Reliance Steel & Aluminum Co.	1,364	66,413
United States Steel Corp.	2,678	70,860
		703,553
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	4,280	55,554
Telephone-Integrated — 0.3%
AT&T, Inc.	4,722	142,793
CenturyLink, Inc.	3,235	120,342
Verizon Communications, Inc.	3,936	157,913
		421,048
Therapeutics — 0.5%
BioMarin Pharmaceutical, Inc.†	5,900	202,842
Questcor Pharmaceuticals, Inc.†	11,100	461,538
		664,380
Tobacco — 0.1%
Altria Group, Inc.	4,140	122,751
Transactional Software — 0.3%
VeriFone Systems, Inc.†	10,498	372,889
Transport-Rail — 0.2%
Union Pacific Corp.	2,972	314,854
Transport-Services — 1.7%
C.H. Robinson Worldwide, Inc.	11,605	809,797
United Parcel Service, Inc., Class B	18,595	1,360,968
		2,170,765
Transport-Truck — 0.3%
J.B. Hunt Transport Services, Inc.	7,435	335,095

3

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	11,125	764,621
Web Portals/ISP — 0.4%
Google, Inc., Class A†	820	529,638
Wireless Equipment — 1.3%
Aruba Networks, Inc.†	11,800	218,536
Crown Castle International Corp.†	20,920	937,216
SBA Communications Corp., Class A†	11,200	481,152
		1,636,904
Total Common Stock (cost $63,174,464)		71,244,554
PREFERRED STOCK — 0.2%
Banks-Super Regional — 0.0%
US Bancorp FRS 3.50%	26	18,668
Wachovia Capital Trust IX 6.38%	900	22,590
		41,258
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	25	17,921
Goldman Sachs Group, Inc. 6.13%	1,800	44,586
Goldman Sachs Group, Inc. 6.50%	411	10,296
HSBC Holdings PLC 8.00%	540	14,072
		86,875
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(1)	1,073	27,887
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 4.90%	60	5,988
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,080	27,562
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	500	665
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	2,800	53,788
Total Preferred Stock (cost $265,310)		244,023
ASSET BACKED SECURITIES — 5.2%
Diversified Financial Services — 5.2%
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	$80,000	81,664
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	300,000	308,813
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	65,000	67,454
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	65,000	67,303
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	160,000	170,238
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	265,000	273,732
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.60% due 02/25/36(5)	298,339	182,648
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(6)	150,000	164,612
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(5)	166,830	100,772
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(6)	110,000	117,307
Countrywide Alternative Loan Trust FRS
Series 2006-OC11, Class 2A2A
0.46% due 01/25/37(5)	206,390	102,730
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2004-22, Class A2 2.75% due 11/25/34(5)	68,590	49,229
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	151,162	126,018
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(5)	26,116	25,028
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	137,541	141,827
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/35(5)	223,889	153,317
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(6)	330,000	355,270
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(6)	500,000	535,386
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(6)	155,000	153,266
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.66% due 04/25/36(5)	21,028	12,770
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.70% due 01/25/36(5)	115,081	79,573
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.77% due 03/25/47(5)	66,427	39,869
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 2.87% due 04/25/35(5)	82,006	57,992

4

Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	150,000	153,552
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.83% due 05/25/35(5)	131,562	89,060
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.31% due 04/15/41(6)	80,000	90,567
Merrill Lynch Mtg. Investors, Inc. FRS Series 2007-MLN1, Class A2A 0.40% due 03/25/37	84,509	43,296
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.54% due 02/25/35(5)	146,395	122,654
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.59% due 12/25/34(5)	108,812	103,608
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.16% due 08/12/49(6)	150,000	130,816
Morgan Stanley ABS Capital I FRS Series 2006-HE5, Class A2C 0.43% due 08/25/36	278,333	138,184
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.43% due 11/25/36	270,000	81,426
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(6)	170,000	187,701
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(6)	165,000	179,591
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	120,795	101,592
MortgageIT Trust FRS Series 2005-4, Class A1 0.57% due 10/25/35(5)	296,356	198,339
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	160,000	164,492
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(6)	165,000	184,457
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.39% due 02/25/37	69,039	36,926
Residential Asset Securities Corp. FRS Series 2006-EMX3, Class A2 0.47% due 04/25/36	108,388	74,373
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	115,000	116,348
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,412
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.36% due 04/25/37	294,824	102,597
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.42% due 05/25/37	169,785	76,809
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.32% due 02/20/47(5)	186,714	139,027
Sierra Receivables Funding Co. LLC, Series 2010-3A, Class A 3.51% due 11/20/25*	53,660	54,185
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(5)	292,599	240,850
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/36(5)	122,534	82,307
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/35(5)	222,259	186,789
Total Asset Backed Securities (cost $6,677,319)		6,471,776
U.S. CORPORATE BONDS & NOTES — 13.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	168,000	178,500
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	30,000	34,275
		212,775
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	5,000	4,575
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	20,000	21,100
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	9,000	9,573
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	8,000	9,153
Raytheon Co. Senior Notes 1.40% due 12/15/14	12,000	12,058
Raytheon Co. Senior Notes 4.70% due 12/15/41	8,000	8,216
		60,100
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	65,000	70,850
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	17,000	17,748
		88,598
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	10,000	11,450

5

Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15(3)	21,365	18,374
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19(3)	34,302	35,029
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22(3)	57,815	56,225
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19(3)	74,149	78,968
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,120
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	19,354	17,903
		210,619
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	105,000	126,000
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	51,000	54,251
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,212
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	35,000	36,400
		41,612
Banks-Commercial — 0.3%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	19,000	19,583
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17	14,000	12,441
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	50,000	50,063
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	3,605	3,605
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	6,520
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	275,222
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	9,900
Zions Bancorp. Senior Notes 7.75% due 09/23/14	12,000	12,723
		390,057
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.55% due 06/15/37	48,000	31,597
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 1.08% due 03/01/27	16,000	11,029
Comerica Bank Sub. Notes 5.20% due 08/22/17	8,000	8,652
		19,681
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	35,000	32,637
Banks-Super Regional — 0.3%
Bank of America NA Sub. Notes 5.30% due 03/15/17	14,000	12,627
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	7,000	7,265
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	8,000	7,745
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	52,027
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	9,000	10,200
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	5,000	5,412
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(7)	22,000	21,560
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(7)	17,000	12,410
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	13,000	13,067
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	90,000	91,650
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	10,987
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	2,024
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 01/30/12(7)	12,000	10,050
Wachovia Corp. FRS Senior Notes 0.82% due 06/15/17	15,000	13,532

6

Wells Fargo & Co. FRS Senior Notes 0.62% due 10/28/15	17,000	16,188
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	75,000	74,954
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(7)	10,000	10,712
		372,410
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	50,000	55,000
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	20,000	23,456
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	45,000	43,256
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	6,000	6,150
Scripps Networks Interactive, Inc. Senior Notes 2.70% due 12/15/16	19,000	19,010
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	120,000	132,217
		200,633
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	10,000	10,500
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	45,000	46,179
Masco Corp. Bonds 6.50% due 08/15/32	20,000	17,889
		64,068
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	4,750
Cable/Satellite TV — 0.6%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	175,000	190,315
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	6,000	6,628
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	133,203
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	25,000	29,113
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	80,000	88,000
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	35,000	38,762
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20	30,000	32,334
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/21	55,000	57,186
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	80,000	82,474
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	15,000	16,163
Insight Communications Co., Inc.
Senior Notes
9.38% due 07/15/18*	5,000	5,713
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	10,000	12,251
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	75,000	81,170
		773,312
Casino Hotels — 0.0%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(8)	10,555	10,885
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	10,000	9,450
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	5,000	5,306
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,650
		42,291
Cellular Telecom — 0.1%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	100,000	108,646
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	45,000	46,463
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	20,000	18,300
		173,409
Chemicals-Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	6,000	6,375

7

Dow Chemical Co. Senior Notes 4.13% due 11/15/21	50,000	51,286
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	125,000	129,930
Dow Chemical Co. Senior Notes 5.25% due 11/15/41	10,000	10,519
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	2,000	1,997
		200,107
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	15,000	14,063
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	37,000	38,323
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	22,000	27,636
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	5,000	6,157
		72,116
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	5,000	4,850
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	15,000	16,425
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	10,000	11,050
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,125
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	11,000	10,560
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	10,000	10,200
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	36,000	37,800
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	25,000	27,500
		123,510
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	15,000	11,700
Computer Services — 0.0%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,808
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	10,200
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	26,026
		48,034
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	182,000	183,284
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/16	75,000	76,583
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	7,000	7,746
		267,613
Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	50,000	54,375
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	10,000	10,875
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	20,000	21,825
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	10,000	10,450
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	55,000	60,225
		157,750
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,200
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,319
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	25,000	25,250
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	5,000	5,387
		30,637
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	10,275
Diversified Banking Institutions — 1.8%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.95% due 03/15/12(7)	41,000	23,779

8

BAC Capital Trust XV FRS Ltd. Guar. Notes 1.33% due 06/01/56	10,000	5,890
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14	9,000	8,096
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	201,000	181,344
Bank of America Corp. Senior Notes 6.00% due 09/01/17	170,000	166,027
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	3,685
Bank of America Corp. Senior Notes 7.38% due 05/15/14	55,000	57,027
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	50,000	48,101
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	9,000	8,890
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	25,000	24,743
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	100,000	101,610
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	27,000	27,204
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	2,000	2,096
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	118,000	102,071
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	150,000	156,144
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	110,000	107,767
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	125,000	122,574
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	117,167
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	21,000	21,674
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	9,000	8,375
JPMorgan Chase & Co. FRS Sub. Notes 1.59% due 09/01/15	21,000	20,588
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	50,000	50,351
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	30,000	30,297
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	155,000	163,417
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	52,000	54,266
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	11,000	12,090
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(7)	10,000	10,647
JPMorgan Chase Capital XXII Ltd. Guar. Notes
6.45% due 01/15/87	175,000	175,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.46% due 05/15/77	5,000	3,420
Morgan Stanley Senior Notes 3.80% due 04/29/16	150,000	138,197
Morgan Stanley Sub. Notes 4.75% due 04/01/14	65,000	64,031
Morgan Stanley Senior Notes 5.55% due 04/27/17	12,000	11,578
Morgan Stanley Senior Notes 5.63% due 09/23/19	9,000	8,335
Morgan Stanley Senior Notes 6.63% due 04/01/18	109,000	107,631
NB Capital Trust IV Ltd. Guar.Notes 8.25% due 04/15/27	55,000	50,600
		2,194,712
Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	130,000	137,029
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	10,000	10,219
General Electric Capital Corp. Senior Notes 4.65% due 10/17/21	85,000	88,712
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	115,000	122,929
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	35,000	39,200
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	21,192
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	35,000	40,983
		460,264
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	16,000	16,137

9

General Electric Co. Senior Notes 5.25% due 12/06/17	9,000	10,330
Harsco Corp. Senior Notes 2.70% due 10/15/15	20,000	20,627
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	10,000	10,556
Textron, Inc. Senior Notes 4.63% due 09/21/16	20,000	20,498
		78,148
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	10,000	10,785
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	20,650
		31,435
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	9,000	10,649
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	5,000	5,500
AES Corp. Senior Notes 8.00% due 06/01/20	55,000	60,500
		66,000
Electric-Integrated — 0.4%
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	73,064
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	12,200
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	13,000	12,839
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	70,000	82,641
DPL, Inc. Senior Notes 7.25% due 10/15/21*	25,000	27,000
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	27,437
Edison International Senior Notes 3.75% due 09/15/17	50,000	51,452
Entergy Corp. Senior Notes 3.63% due 09/15/15	85,000	86,283
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	4,000	4,158
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	5,382
Georgia Power Co. Senior Notes 3.00% due 04/15/16	7,000	7,422
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	5,400
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	8,942	9,188
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/41*	24,000	24,538
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	7,000	8,665
Progress Energy, Inc.
Senior Notes
7.00% due 10/30/31	50,000	66,482
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	13,000	13,483
		517,634
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	7,000	7,123
Electronic Components-Semiconductors — 0.0%
Broadcom Corp. Senior Notes 2.70% due 11/01/18	19,000	19,210
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	12,000	14,739
		33,949
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	32,000	31,618
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	19,000	19,049
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	20,000	20,844
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	10,000	10,200
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	18,000	17,811
		67,904
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	18,000	18,517
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.63% due 08/01/33	65,000	48,485
SLM Corp. Senior Notes 6.25% due 01/25/16	86,000	83,633

10

SLM Corp. Senior Notes 8.45% due 06/15/18	10,000	10,300
		142,418
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	6,000	5,985
Finance-Investment Banker/Broker — 0.3%
Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	8,000	8,458
GFI Group, Inc. Senior Notes 8.38% due 07/19/18	10,000	8,900
Lazard Group LLC Senior Notes 6.85% due 06/15/17	170,000	178,325
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(7)(9)(10)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(9)(10)	10,000	2,562
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(9)(10)	11,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(9)(10)	15,000	2
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	13,000	12,253
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	100,000	82,487
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	4,000	3,800
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	8,000	8,069
		304,858
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	5,000	5,108
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	6,000	6,245
		11,353
Finance-Other Services — 0.0%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	10,000	9,650
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	16,250
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	25,000	29,063
Food-Misc. — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	145,000	157,610
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/19	25,000	24,000
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	12,000	15,611
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	41,000	54,621
		251,842
Funeral Services & Related Items — 0.0%
Carriage Services, Inc.
Company Guar. Notes
7.88% due 01/15/15	15,000	15,113
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	87,556
Southern Union Co. Senior Notes 7.60% due 02/01/24	6,000	7,058
		94,614
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,663
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	10,000	10,775
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	5,063
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	35,000	36,312
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	10,000	10,050
		62,200
Insurance-Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,344
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,161
Protective Life Corp. Senior Notes 8.45% due 10/15/39	30,000	34,377
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	13,000	13,727

11

Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	65,685
		138,294
Insurance-Multi-line — 0.2%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	145,000	153,466
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	4,000	3,740
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	14,000	14,743
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	35,000	34,650
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	75,000	90,634
		297,233
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,428
Liberty Mutual Insurance Co. Company Guar. Notes 7.70% due 10/15/97*	170,000	160,670
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	80,000	117,021
		288,119
Insurance-Property/Casualty — 0.4%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	180,000	238,323
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/37	230,000	202,400
		440,723
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	40,000	45,200
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,450
		66,650
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	9,000	8,910
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	11,000	12,280
Medical Products — 0.0%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	7,000	7,055
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	13,363
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,425
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(8)	5,000	5,050
		47,893
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	234,000	236,133
Amgen, Inc. Senior Notes 5.15% due 11/15/41	11,000	11,404
Genzyme Corp.
Company Guar. Notes
3.63% due 06/15/15	5,000	5,338
Gilead Sciences, Inc. Senior Notes 2.40% due 12/01/14	25,000	25,450
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	19,000	20,115
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/41	18,000	19,929
		318,369
Medical-Drugs — 0.0%
Johnson & Johnson Notes 5.55% due 08/15/17	15,000	18,108
Medical-HMO — 0.2%
Cigna Corp. Senior Notes 4.00% due 02/15/22	150,000	148,610
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	10,000	11,112
UnitedHealth Group, Inc. Senior Notes 3.38% due 11/15/21	95,000	98,253
		257,975
Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/20	10,000	10,550
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	85,000	93,075
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	2,000	1,880
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	60,000	67,350
		172,855
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19	9,000	9,312

12

Alcoa, Inc. Senior Notes 5.90% due 02/01/27	8,000	7,910
		17,222
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	9,000	8,928
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	10,000	8,800
Multimedia — 0.4%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	105,000	123,776
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	9,000	9,800
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	8,000	9,677
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	100,000	130,240
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	9,000	11,796
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/22	10,000	10,315
Viacom, Inc. Senior Notes 6.88% due 04/30/36	105,000	131,413
		427,017
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	10,000	10,850
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	10,000	10,358
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	9,000	10,638
		20,996
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.25% due 02/15/15	100,000	105,400
Xerox Corp. Senior Notes 4.50% due 05/15/21	12,000	12,161
Xerox Corp. Senior Notes 8.25% due 05/15/14	55,000	62,061
		179,622
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	13,000	16,353
Oil Companies-Exploration & Production — 0.3%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	4,850
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	30,000	33,387
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	50,000	59,691
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	10,000	10,100
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	30,000	32,100
Chesapeake Energy Corp.
Company Guar. Notes
6.88% due 11/15/20	15,000	16,050
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	5,000	5,088
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	10,000	10,850
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	4,000	2,800
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	45,000	48,037
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	9,000	10,413
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	25,000	27,207
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	15,000	16,597
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,388
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	45,000	48,712
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,937
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21	5,000	4,963
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	19,000	21,984
		374,154
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	14,000	15,642

13

Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	5,000	4,750
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	5,000	5,113
		9,863
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	30,000	31,200
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	15,000	16,615
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	15,000	16,664
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	8,000	8,000
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	40,000	46,468
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	9,000	10,233
		129,180
Pharmacy Services — 0.0%
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	20,000	20,242
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	4,000	4,325
		24,567
Pipelines — 0.4%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	10,400
El Paso Corp. Senior Notes 7.00% due 06/15/17	75,000	82,174
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	13,000	14,328
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	50,000	54,625
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	18,000	20,990
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	5,000	5,000
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	20,000	21,335
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	70,000	78,907
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	42,000	42,840
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	165,000	166,674
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	7,000	8,142
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	8,000	8,230
		513,645
Printing-Commercial — 0.0%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	40,000	40,500
Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 4.50% due 01/15/18	17,000	17,293
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	4,932
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	4,922
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	14,000	14,493
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	58,000	58,370
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	109,657
Duke Realty LP Senior Notes 6.75% due 03/15/20	45,000	49,373
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	20,000	21,400
HCP, Inc. Senior Notes 3.75% due 02/01/16	55,000	55,961
HCP, Inc. Senior Notes 5.38% due 02/01/21	15,000	15,726
HCP, Inc. Senior Notes 6.00% due 01/30/17	90,000	97,380
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	125,000	122,463
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	25,000	25,562
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	30,000	30,525
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	40,000	41,100

14

Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	4,000	3,951
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	120,000	129,065
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,050
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	150,000	156,045
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	86,000	83,002
		1,046,270
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	125,000	136,505
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	10,000	9,750
		146,255
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	9,472
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	90,000	94,139
		103,611
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	10,000	1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	60,000	61,012
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	25,000	30,077
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	10,000	10,125
		101,214
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	50,000	53,875
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	5,000	5,412
		59,287
Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	100,000	102,211
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	125,000	156,860
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	10,000	11,025
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	6,000	7,177
		18,202
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	13,000	13,706
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	13,000	15,729
CVS Caremark Corp.
Pass Through Certs.
6.94% due 01/10/30	127,881	141,740
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	9,787	10,004
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	13,000	13,314
		194,493
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	45,000	48,262
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	10,000	10,400
Retail-Propane Distribution — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	25,000	24,562
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	10,000	8,800
		33,362
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	25,000	27,937
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	10,998
		38,935
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	10,000	10,150
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	9,000	9,315

15

Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	5,000	5,213
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	18,000	18,430
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	10,000	6,300
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	10,000	9,800
Special Purpose Entities — 0.3%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	12,000	11,998
FUEL Trust Sec. Notes 4.21% due 04/15/16*	360,000	363,056
		375,054
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	10,000	10,100
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	10,000	10,425
		20,525
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	5,000	5,025
Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	12,000	14,123
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	22,028
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	200,000	205,607
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	170,000	236,762
		478,520
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	9,000	9,185
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.88% due 08/15/21	94,000	99,429
AT&T, Inc. Senior Notes 5.50% due 02/01/18	56,000	64,822
AT&T, Inc. Senior Notes 6.30% due 01/15/38	134,000	164,517
AT&T, Inc. Senior Notes 6.45% due 06/15/34	6,000	7,217
BellSouth Corp. Senior Notes 6.55% due 06/15/34	6,000	7,142
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	5,000	4,661
CenturyLink, Inc. Senior Notes 5.15% due 06/15/17	25,000	24,780
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	13,000	13,024
CenturyLink, Inc.
Senior Notes
7.60% due 09/15/39	14,000	13,738
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	10,000	9,750
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,075
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	49,000	50,102
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	10,000	10,400
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	30,000	31,962
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22*	25,000	24,937
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	75,000	81,187
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	5,000	5,356
		623,099
Television — 0.2%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	125,000	141,725
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	55,000	70,642
		212,367
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	15,000	16,515
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	46,996
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	181,631

16

Lorillard Tobacco Co. Company Guar. Notes 3.50% due 08/04/16	10,000	10,115
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	60,000	71,472
		326,729
Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	11,000	12,769
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	4,000	4,111
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	8,000	8,253
		12,364
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	16,350
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,290	1,332
Total U.S. CORPORATE BONDS & NOTES (cost $15,979,131)		16,508,705
FOREIGN CORPORATE BONDS & NOTES — 2.0%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/21*	14,000	14,248
Banks-Commercial — 0.4%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(7)	20,000	16,600
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	114,000	103,085
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(7)	9,000	6,930
Commonwealth Bank of Australia Notes 3.25% due 03/17/16*	11,000	11,178
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	56,000	55,229
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	7,000	5,871
Groupe BPCE SA FRS Jr. Sub Notes 2.23% due 03/30/12(7)	23,000	8,491
Nordea Bank AB Sub. Notes 4.88% due 03/25/15*	200,000	169,030
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(7)	8,000	8,234
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	10,000	9,779
Toronto-Dominion Bank Senior Notes 2.38% due 10/19/16	9,000	9,158
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(7)	40,000	22,800
		426,385
Banks-Money Center — 0.0%
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	50,000	48,729
Banks-Special Purpose — 0.0%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	24,000	19,438
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	150,000	169,230
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	50,000	53,500
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	25,000	0
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	70,000	74,382
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	9,000	7,429
		81,811
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	10,000	10,700
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	45,000	49,050
		59,750
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	9,000	9,021
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	11,000	14,270
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	8,000	8,912
		32,203
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	78,938

17

Electric-Integrated — 0.2%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	200,000	207,800
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	7,000	6,954
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	9,000	9,184
		16,138
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 2.40% due 07/15/14(7)	18,000	7,767
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(7)	2,000	1,700
XL Group PLC Senior Notes 6.38% due 11/15/24	14,000	14,718
		24,185
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	11,000	12,017
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	9,450
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21	14,000	14,240
Metal-Diversified — 0.1%
Xstrata Canada Financial Corp. Company Guar. Notes 3.60% due 01/15/17*	110,000	110,907
Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 4.70% due 03/15/21	6,000	6,249
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	75,000	76,586
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	40,000	42,515
		125,350
Oil Companies-Exploration & Production — 0.0%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	15,000	15,338
Nexen, Inc. Senior Notes 6.40% due 05/15/37	14,000	14,830
Nexen, Inc. Senior Notes 7.50% due 07/30/39	12,000	14,385
		44,553
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	28,000	28,178
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	165,000	172,825
BP Capital Markets PLC Company Guar. Notes 3.56% due 11/01/21	13,000	13,534
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	16,000	21,583
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	125,000	131,265
Petrobras International Finance Co. Company Guar. Notes
6.88% due 01/20/40	14,000	16,214
		383,599
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	10,000	8,575
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	13,000	13,044
Steel-Producers — 0.1%
Arcelormittal Senior Notes 3.75% due 08/05/15	75,000	71,698
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	75,000	104,618
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	21,000	19,264
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	8,000	7,479
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	135,000	131,733
		263,094
Television — 0.1%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	117,000	128,846
Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	17,000	17,241
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	13,000	13,742
		30,983
Total Foreign Corporate Bonds & Notes (cost $2,440,903)		2,448,711

18

FOREIGN GOVERNMENT AGENCIES — 0.7%
Regional Authority — 0.0%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	3,000		3,178
Sovereign — 0.7%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	1,200,000	637,184
Republic of Argentina Senior Bonds 8.28% due 12/31/33(11)	26,346		19,232
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	100,000		121,000
Republic of Turkey Senior Bonds 11.88% due 01/15/30	42,000		68,725
Russian Federation Senior Notes 7.50% due 03/31/30(1)	41,750		48,482
United Mexican States Senior Notes 6.05% due 01/11/40	19,000		23,228
			917,851
Total Foreign Government Agencies (cost $927,049)			921,029
MUNICIPAL BONDS & NOTES — 0.5%
Municipal Bonds — 0.5%
California State General Obligation Bonds 6.20% due 10/01/19	75,000		85,487
California State General Obligation Bonds 6.51% due 04/01/39	35,000		36,549
California State General Obligation Bonds 7.55% due 04/01/39	105,000		128,386
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	100,000		143,398
Ohio State University Revenue Bonds 4.80% due 06/01/11	13,000		13,459
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	14,000		14,440
State of Illinois General Obligation Bonds 5.67% due 03/01/18	120,000		127,714
State of Illinois General Obligation Bonds 5.88% due 03/01/19	70,000		75,367
Total Municipal Bonds & Notes (cost $557,249)			624,800
U.S. GOVERNMENT AGENCIES — 21.7%
Federal Home Loan Mtg. Corp. — 2.8%
4.00% due 05/01/40	67,017		70,736
4.00% due January TBA	2,000,000		2,097,500
4.50% due 01/01/39	16,758		17,772
5.00% due 05/01/20	405,860		437,478
5.00% due 05/01/34	96,046		104,656
5.00% due 07/01/35	16,816		18,094
5.00% due 08/01/35	93,159		100,237
5.50% due 07/01/34	23,450		25,544
5.50% due 05/01/37	22,383		24,409
5.50% due 09/01/37	42,417		46,084
5.50% due 07/01/38	20,406		22,170
6.00% due 08/01/26	98,631		108,420
6.00% due 12/01/36	20,868		22,992
6.00% due 04/01/40	309,151		339,932
6.50% due 05/01/16	462		475
6.50% due 05/01/29	4,991		5,719
6.50% due 03/01/36	20,639		23,235
6.50% due 05/01/36	2,712		3,054
7.00% due 04/01/32	6,837		7,856
7.50% due 08/01/23	537		620
7.50% due 08/01/25	1,844		1,873
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(5)	10,589		10,636
Series 1577, Class PK
6.50% due 09/15/23(5)	22,963		25,691
Series 1226, Class Z
7.75% due 03/15/22(5)	1,224		1,341
			3,516,524
Federal National Mtg. Assoc. — 14.5%
4.00% due January TBA	7,300,000		7,668,422
4.50% due 01/01/39	28,698		30,562
4.50% due 06/01/39	515,514		553,362
4.56% due 01/01/15	552,412		589,066
4.85% due 11/01/15	589,389		645,650
5.00% due 03/01/18	12,728		13,747
5.00% due 06/01/19	5,249		5,670
5.00% due 03/01/20	24,023		25,951
5.00% due 05/01/35	14,336		15,499
5.00% due 07/01/40	264,207		285,726
5.50% due 03/01/18	25,900		28,201
5.50% due 05/01/20	42,861		46,394
5.50% due 06/01/20	103,242		112,511
5.50% due 11/01/22	19,549		21,227
5.50% due 06/01/34	18,813		20,554
5.50% due 06/01/35	787,963		867,034
5.50% due 12/01/35	58,451		63,823
5.50% due 06/01/36	360,875		394,494
5.50% due 11/01/36	17,104		18,660
5.50% due 12/01/36	21,204		23,133
5.50% due 05/01/37	29,483		32,129
5.50% due 07/01/38	49,764		54,229
5.50% due January TBA	2,400,000		2,613,375
6.00% due 06/01/17	10,862		11,761
6.00% due 06/01/21	296,033		320,907
6.00% due 12/01/33	39,837		44,407
6.00% due 05/01/34	30,486		33,879
6.00% due 08/01/34	8,236		9,152
6.00% due January TBA	1,300,000		1,431,422
6.50% due 09/01/32	46,287		52,566
6.50% due 07/01/36	16,192		18,186
6.50% due January TBA	1,700,000		1,891,516
7.00% due 06/01/37	114,401		130,665
			18,073,880
Government National Mtg. Assoc. — 4.4%
4.00% due January TBA	2,000,000		2,145,312
4.50% due January TBA	3,000,000		3,268,594
6.00% due 11/15/28	73,119		83,224
7.00% due 07/15/33	26,244		30,371
7.50% due 01/15/32	7,439		8,742
8.50% due 11/15/17	1,237		1,396

19

9.00% due 11/15/21	488	576
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(5)	2,217	2,538
Series 2005-74, Class HC
7.50% due 09/16/35(5)	13,449	15,448
		5,556,201
Total U.S. Government Agencies (cost $26,579,876)		27,146,605
U.S. GOVERNMENT TREASURIES — 6.8%
United States Treasury Bonds — 2.3%
2.13% due 02/15/40 TIPS(12)	17,810	23,900
2.13% due 02/15/41 TIPS(12)	10,340	13,966
3.75% due 08/15/41	46,000	54,100
3.88% due 08/15/40	6,000	7,193
4.38% due 02/15/38	725,000	937,289
4.38% due 11/15/39	900,000	1,168,453
4.50% due 02/15/36	490,000	641,211
4.75% due 02/15/41	6,000	8,269
		2,854,381
United States Treasury Notes — 4.5%
1.38% due 02/15/13	4,525,000	4,585,273
2.63% due 08/15/20	350,000	377,481
3.13% due 05/15/21	150,000	167,484
4.50% due 03/31/12(14)	500,000	505,351
		5,635,589
Total U.S. Government Treasuries (cost $7,903,858)		8,489,970
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(2)(3)	48	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(2)(3)(4) (strike price $500.00)	2	500
ION Media Networks, Inc. Expires 12/18/16(2)(3)(4) (strike price $687.00)	2	300
Total Warrants (cost $49)		800
Total Long-Term Investment Securities (cost $124,505,208)		134,100,973

REPURCHASE AGREEMENTS — 8.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $148,000 and collateralized by $150,000 of United States Treasury Notes, bearing interest at 1.00%, due 08/31/16 and having an approximate value of $151,875	$148,000	148,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $184,000 and collateralized by $185,000 of United States Treasury Notes, bearing interest at 1.25%, due 10/31/15 and having an approximate value of $189,948	184,000	184,000
Bank of America Securities LLC Joint Repurchase Agreement(13)	2,620,000	2,620,000
BNP Paribas SA Joint Repurchase Agreement(13)	1,915,000	1,915,000
Deutsche Bank AG Joint Repurchase Agreement(13)	630,000	630,000
Royal Bank of Scotland Joint Repurchase Agreement(13)	2,125,000	2,125,000
State Street Bank & Trust Co. Joint Repurchase Agreement (13)	963,000	963,000
UBS Securities LLC Joint Repurchase Agreement(13)	2,115,000	2,115,000
Total Repurchase Agreements (cost $10,700,000)		10,700,000
TOTAL INVESTMENTS (cost $135,205,208)(16)	115.7%	144,800,973
Liabilities in excess of other assets	(15.7)	(19,631,778)
NET ASSETS	100.0%	$125,169,195

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $4,516,213 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2011.
(2)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $801 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

20

(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/16	03/01/2011	2	$—	$500	$250.00	0.00%
(strike price $500.00)
Warrants

ION Media Networks, Inc.
Expries 12/18/16	11/11/2010	2	—	300	150.00	0.00
(strike price $687.00)				$800		0.00%
Warrants

(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	Income may be received in cash or additional bonds at the discretion of the issuer.
(9)	Bond in default
(10)	Company has filed for Chapter 11 bankruptcy protection.
(11)	A portion of the interest was paid in additional bonds.
(12)	Principal amount of security is adjusted for inflation.
(13)	See Note 2 for details of Joint Repurchase Agreements.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(15)	Denominated in United States dollars unless otherwise indicated.
(16)	See Note 4 for cost of investments on a tax basis.
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2011	Unrealized Appreciation (Depreciation)
5	Short	Australian 10YR Bonds	March 2012	$603,257	$608,029	$(4,772)
7	Short	Canadian 10 YR Bonds	March 2012	909,605	919,637	(10,032)
3	Long	Long Gilt	March 2012	532,182	544,870	12,688
14	Long	U.S. Treasury 2YR Notes	March 2012	3,088,389	3,087,656	(733)
3	Short	U.S. Treasury 5YR Notes	March 2012	369,004	369,773	(770)
9	Long	U.S. Treasury 10YR Notes	March 2012	1,171,613	1,180,125	8,512
19	Short	U.S. Long Bonds	March 2012	2,736,197	2,751,438	(15,240)
2	Short	U.S. Ultra Bonds	March 2012	320,077	320,375	(298)
						(10,645)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA, N.A.	BRL	2,514,000	USD	1,341,221	01/04/12	$—	$(6,588)
	USD	1,341,239	BRL	2,514,000	01/04/12	6,570	—
	USD	213,927	MXN	2,980,000	03/21/12	—	(1,680)
						6,570	(8,268)
Royal Bank of Canada	BRL	2,514,000	USD	1,345,751	01/04/12	—	(2,058)
	BRL	1,246,000	USD	665,136	02/02/12	1,662	—
	USD	1,345,511	BRL	2,514,000	01/04/12	2,298	—
						3,960	(2,058)
Net Unrealized Appreciation(Depreciation)						$10,530	$(10,326)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$71,244,554	$—	$—	$71,244,554
Preferred Stocks	226,102	17,921	—	244,023
Asset Backed Securities	—	6,471,776	—	6,471,776
U.S. Corporate Bonds & Notes	—	16,320,108	188,597	16,508,705
Foreign Corporate Bonds & Notes	—	2,448,711	0	2,448,711
Foreign Government Agencies	—	921,029	—	921,029
Municipal Bonds & Notes	—	624,800	—	624,800
U.S. Government Agencies	—	27,146,605	—	27,146,605
U.S. Government Treasuries	—	8,489,970	—	8,489,970
Warrants	—	—	800	800
Repurchase Agreements	—	10,700,000	—	10,700,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	21,200	—	—	21,200
Open Forward Foreign Currency Contracts - Appreciation	—	10,530	—	10,530
Total	$71,491,856	$73,151,450	$189,397	$144,832,703
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	31,845	—	—	31,845
Open Forward Foreign Currency Contracts - Depreciation	—	10,326	—	10,326
Total	$31,845	$10,326	$—	$42,171

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants

Balance as of 3/31/2011	$6,050	$379,442	$0	$620
Accrued discounts	—	16	—	—
Accrued premiums	—	(82)	—	—
Realized gain	—	13,567	—	—
Realized loss	—	(475)	—	—
Change in unrealized appreciation (1)	—	873	—	180
Change in unrealized depreciation (1)	(1,050)	(17,981)	—	—
Net purchases	—	—	—	—
Net sales	(5,000)	(177,575)	—	—
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	—	(9,188)	—	—
Balance as of 12/31/11	$—	$188,597	$0	$800

(1)  The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(6,127)	$—	$180

(2)  The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

21

SEASONS SERIES TRUST

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2011

(unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCK — 31.6%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	12,886	$125,381
Aerospace/Defense — 0.1%
Boeing Co.	1,178	86,406
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	1,181	146,090
United Technologies Corp.	2,017	147,422
		293,512
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	215	31,171
Monsanto Co.	1,721	120,590
Mosaic Co.	2,237	112,812
Potash Corp. of Saskatchewan, Inc.	762	31,455
		296,028
Apparel Manufacturers — 0.2%
Coach, Inc.	900	54,936
Prada SpA†	26,500	119,933
		174,869
Applications Software — 0.8%
Microsoft Corp.	31,378	814,573
Athletic Footwear — 0.3%
NIKE, Inc., Class B	2,905	279,955
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	49,340	530,898
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,378	89,104
Banks-Commercial — 0.4%
Lloyds Banking Group PLC†	56,525	22,740
Regions Financial Corp.	9,738	41,874
Standard Chartered PLC	13,821	302,428
		367,042
Banks-Fiduciary — 0.0%
State Street Corp.	889	35,836
Banks-Super Regional — 0.7%
Capital One Financial Corp.	3,285	138,923
Fifth Third Bancorp	6,606	84,028
PNC Financial Services Group, Inc.	2,115	121,972
SunTrust Banks, Inc.	2,544	45,029
US Bancorp	3,812	103,115
Wells Fargo & Co.	6,049	166,710
		659,777
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	1,989	139,171
PepsiCo, Inc.	2,672	177,287
		316,458
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA	1,986	184,194
Brewery — 0.2%
Anheuser-Busch InBev NV	2,488	152,327
Casino Hotels — 0.6%
MGM Resorts International†	42,636	444,694
Wynn Resorts, Ltd.	1,133	125,185
		569,879
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	2,228	98,633
Dow Chemical Co.	4,980	143,225
E.I. du Pont de Nemours & Co.	2,009	91,972
LyondellBasell Industries NV, Class A	1,718	55,818
		389,648
Commercial Services — 0.4%
Iron Mountain, Inc.	11,115	342,342
Commercial Services-Finance — 0.1%
Mastercard, Inc., Class A	317	118,184
Computers — 2.4%
Apple, Inc.†	5,429	2,198,745
Dell, Inc.†	7,397	108,218
Hewlett-Packard Co.	1,667	42,942
		2,349,905
Computers-Memory Devices — 0.6%
EMC Corp.†	27,722	597,132
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,599	147,732
Procter & Gamble Co.	3,727	248,628
		396,360
Cruise Lines — 0.1%
Carnival Corp.	1,857	60,612
Diversified Banking Institutions — 0.6%
Bank of America Corp.	6,832	37,986
Citigroup, Inc.	2,529	66,538
Goldman Sachs Group, Inc.	2,119	191,621
JPMorgan Chase & Co.	5,276	175,427
Morgan Stanley	4,649	70,339
		541,911
Diversified Manufacturing Operations — 0.3%
Dover Corp.	1,718	99,730
Eaton Corp.	1,139	49,581
General Electric Co.	8,509	152,396
Parker Hannifin Corp.	86	6,557
		308,264
E-Commerce/Products — 1.4%
Amazon.com, Inc.†	108	18,695
eBay, Inc.†	45,645	1,384,413
		1,403,108
Electric Products-Misc. — 0.2%
Emerson Electric Co.	3,336	155,424
Electric-Integrated — 0.3%
Dominion Resources, Inc.	1,692	89,811
NextEra Energy, Inc.	1,163	70,804
PG&E Corp.	1,289	53,133
Progress Energy, Inc.	1,271	71,201
		284,949
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	11,030	339,834
Electronic Components-Semiconductors — 0.3%
Broadcom Corp., Class A†	2,009	58,984
Intel Corp.	5,386	130,610
Micron Technology, Inc.†	10,075	63,372
Texas Instruments, Inc.	2,336	68,001
		320,967

1

Electronic Connectors — 0.2%
Amphenol Corp., Class A	3,875	175,886
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,688	104,260
Engineering/R&D Services — 0.1%
Fluor Corp.	1,826	91,757
Enterprise Software/Service — 0.5%
Oracle Corp.	20,363	522,311
Entertainment Software — 0.0%
Activision Blizzard, Inc.	517	6,369
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	20,799	234,197
Food-Misc. — 0.1%
Kellogg Co.	2,470	124,908
Gold Mining — 0.1%
Newmont Mining Corp.	1,074	64,451
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	1,706	64,214
Marriott International, Inc., Class A	1,701	49,618
Starwood Hotels & Resorts Worldwide, Inc.	1,342	64,376
		178,208
Human Resources — 0.1%
Monster Worldwide, Inc.†	12,781	101,353
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	175	457
Industrial Automated/Robotic — 0.8%
FANUC Corp.	4,800	734,624
Instruments-Controls — 0.1%
Honeywell International, Inc.	2,124	115,439
Insurance-Life/Health — 0.4%
Prudential Financial, Inc.	2,124	106,455
Prudential PLC	30,530	302,732
		409,187
Insurance-Multi-line — 0.1%
MetLife, Inc.	2,246	70,030
Insurance-Property/Casualty — 0.1%
Chubb Corp.	1,181	81,749
Investment Management/Advisor Services — 0.2%
Franklin Resources, Inc.	307	29,490
T. Rowe Price Group, Inc.	2,124	120,962
		150,452
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	752	68,131
Medical Products — 0.1%
Baxter International, Inc.	2,686	132,903
Medical-Biomedical/Gene — 1.7%
Celgene Corp.†	20,103	1,358,963
Gilead Sciences, Inc.†	1,037	42,445
Human Genome Sciences, Inc.†	3,662	27,062
Vertex Pharmaceuticals, Inc.†	6,525	216,695
		1,645,165
Medical-Drugs — 0.8%
Abbott Laboratories	1,999	112,404
Johnson & Johnson	4,158	272,681
Merck & Co., Inc.	3,956	149,141
Pfizer, Inc.	12,770	276,343
		810,569
Medical-HMO — 0.2%
UnitedHealth Group, Inc.	3,311	167,802
WellPoint, Inc.	429	28,421
		196,223
Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	3,918	645,647
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,232	118,905
Metal-Diversified — 0.7%
Ivanhoe Mines, Ltd.†	38,860	688,599
Multimedia — 1.1%
News Corp., Class A	47,710	851,146
Time Warner, Inc.	2,577	93,133
Walt Disney Co.	2,415	90,563
		1,034,842
Networking Products — 0.1%
Cisco Systems, Inc.	3,512	63,497
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	1,718	131,135
Apache Corp.	946	85,689
Cabot Oil & Gas Corp.	644	48,880
Continental Resources, Inc.†	1,480	98,731
Devon Energy Corp.	839	52,018
EOG Resources, Inc.	411	40,488
EQT Corp.	537	29,422
Noble Energy, Inc.	537	50,687
Occidental Petroleum Corp.	1,480	138,676
Range Resources Corp.	848	52,525
Southwestern Energy Co.†	6,862	219,172
		947,423
Oil Companies-Integrated — 0.7%
Chevron Corp.	2,122	225,781
Exxon Mobil Corp.	2,968	251,568
Hess Corp.	2,214	125,755
Suncor Energy, Inc.	3,588	103,442
		706,546
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	860	58,471
Oil-Field Services — 0.7%
Baker Hughes, Inc.	3,295	160,269
Halliburton Co.	3,710	128,032
Schlumberger, Ltd.	5,006	341,960
Weatherford International, Ltd.†	3,073	44,989
		675,250
Pharmacy Services — 1.6%
Express Scripts, Inc.†	14,056	628,163
Medco Health Solutions, Inc.†	16,109	900,493
SXC Health Solutions Corp.†	1,100	62,128
		1,590,784
Real Estate Investment Trusts — 0.1%
Host Hotels & Resorts, Inc.	6,507	96,108
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	7,471	87,560
Retail-Apparel/Shoe — 0.8%
Limited Brands, Inc.	18,975	765,641
PVH Corp.	429	30,240
		795,881
Retail-Building Products — 0.2%
Home Depot, Inc.	3,949	166,016

2

Retail-Discount — 0.1%
Target Corp.	1,063	54,447
Wal-Mart Stores, Inc.	517	30,896
		85,343
Retail-Drug Store — 0.1%
CVS Caremark Corp.	3,040	123,971
Retail-Jewelry — 0.4%
Cie Financiere Richemont SA, Class A	8,501	429,982
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	1,369	44,054
Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	4,860	179,237
Semiconductor Components-Integrated Circuits — 0.3%
QUALCOMM, Inc.	4,777	261,302
Software Tools — 0.1%
VMware, Inc., Class A†	1,272	105,818
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,074	52,293
United States Steel Corp.	2,129	56,333
		108,626
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	3,605	46,793
Telephone-Integrated — 0.4%
AT&T, Inc.	4,071	123,107
CenturyLink, Inc.	2,808	104,458
Verizon Communications, Inc.	3,316	133,038
		360,603
Tobacco — 0.1%
Altria Group, Inc.	3,540	104,961
Transport-Rail — 0.3%
Union Pacific Corp.	2,753	291,653
Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	5,840	407,515
United Parcel Service, Inc., Class B	9,355	684,693
		1,092,208
Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	5,600	384,888
Web Portals/ISP — 0.4%
Google, Inc., Class A†	633	408,855
Wireless Equipment — 0.5%
Crown Castle International Corp.†	10,525	471,520
Total Common Stock (cost $27,480,542)		30,778,851
PREFERRED STOCK — 0.5%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50%	52	37,336
Wachovia Capital Trust IX 6.38%	2,050	51,455
		88,791
Diversified Banking Institutions — 0.2%
Ally Financial, Inc. 7.00%*	52	37,276
Goldman Sachs Group, Inc. 6.13%	3,400	84,218
Goldman Sachs Group, Inc. 6.50%	750	18,788
HSBC Holdings PLC 8.00%	900	23,454
		163,736
Diversified Financial Services — 0.1%
General Electric Capital Corp. 5.50%(1)	2,682	69,705
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 4.90%	120	11,976
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,800	45,936
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	900	1,197
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	5,600	107,576
Total Preferred Stock (cost $529,764)		488,917
ASSET BACKED SECURITIES — 8.0%
Diversified Financial Services — 8.0%
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	$95,000	96,976
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	340,000	349,988
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	70,000	72,642
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	75,000	77,657
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	175,000	186,198
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	305,000	315,050
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.60% due 02/25/36(5)	345,973	211,811
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.90% due 06/11/40(6)	155,000	169,696
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(6)	175,000	192,048
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(5)	207,996	125,638
Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(6)	125,000	133,304

3

Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.46% due 09/25/35(5)	235,874	117,406
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(5)	192,657	160,611
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(5)	34,546	33,106
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	229,235	236,379
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/35(5)	279,861	191,647
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(6)	600,000	642,463
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(6)	120,000	130,468
GS Mtg. Securities Corp. II, Series 2006-GG8, Class AM 5.59% due 11/10/39(6)	150,000	151,879
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(6)	180,000	177,987
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.66% due 04/25/36(5)	23,365	14,189
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.70% due 01/25/36(5)	140,916	97,436
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.77% due 03/25/37(5)	78,728	47,252
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 2.87% due 04/25/35(5)	106,608	75,390
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	175,000	179,144
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.83% due 06/25/35(5)	172,675	116,892
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.31% due 04/15/41(6)	95,000	107,549
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.54% due 02/25/35(5)	74,080	62,066
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.59% due 12/25/34(5)	138,108	131,502
Merrill Lynch Mtg. Investors, Inc. FRS Series 2007-MLN1, Class A2A 0.40% due 03/25/37	94,036	48,177
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.16% due 08/12/49(6)	250,000	218,026
Morgan Stanley ABS Capital I FRS Series 2006-HE5, Class A2C 0.43% due 08/25/36	317,397	157,578
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.43% due 11/25/36	300,000	90,473
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A 4.99% due 08/13/42(6)	190,000	206,801
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(6)	195,000	215,304
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(5)	140,459	118,130
MortgageIT Trust FRS Series 2005-4, Class A1 0.56% due 10/25/35(5)	390,271	261,193
Navistar Financial Corp. Owner Trust,
Series 2010-A, Class B
4.17% due 10/20/14*	180,000	185,054
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(6)	190,000	212,405
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.39% due 02/25/37	72,041	38,531
Residential Asset Securities Corp. FRS Series 2006-EMX3, Class A2 0.47% due 04/25/36	126,453	86,768
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	135,000	136,583
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	25,000	25,412
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.36% due 04/25/37	332,675	115,769
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.42% due 05/25/37	190,660	86,253
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.32% due 02/20/47(5)	232,844	173,374
Sierra Receivables Funding Co. LLC, Series 2010-3A, Class A 3.51% due 11/20/25*	134,151	135,462
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/35(5)	390,132	321,134
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/36(5)	150,812	101,301
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/35(5)	290,763	244,360
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.36% due 02/15/44*(6)(7)	990,032	54,305
Total Asset Backed Securities (cost $8,202,797)		7,836,767

4

U.S. CORPORATE BONDS & NOTES — 21.8%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	185,000	196,562
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	35,000	39,988
		236,550
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	20,000	21,100
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	19,000	20,209
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	15,000	17,163
Raytheon Co. Senior Notes 1.40% due 12/15/14	22,000	22,107
Raytheon Co. Senior Notes 4.70% due 12/15/41	15,000	15,405
		95,984
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	55,000	59,950
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	35,000	36,541
		96,491
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15(3)	21,365	18,374
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19(3)	32,015	32,693
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22(3)	67,451	65,596
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19(3)	78,783	83,904
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	11,000	11,330
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	24,193	22,379
		234,276
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	20,000	18,200
Ford Motor Co. Senior Notes 7.45% due 07/16/31	125,000	150,000
		168,200
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	60,000	63,825
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	15,000	15,637
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	45,000	46,800
		62,437
Banks-Commercial — 0.5%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	38,000	39,167
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17	21,000	18,661
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	55,000	55,069
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	41,811	41,811
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	10,866
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	275,222
Regions Bank Sub. Notes 7.50% due 05/15/18	15,000	14,850
Zions Bancorp. Senior Notes 7.75% due 09/23/14	24,000	25,447
		481,093
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.55% due 06/15/37	82,000	53,978
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 1.08% due 03/01/27	37,000	25,504
Comerica Bank Sub. Notes 5.20% due 08/22/17	15,000	16,223
		41,727
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	40,000	37,300
Banks-Super Regional — 0.6%
Bank of America NA Sub. Notes 5.30% due 03/15/17	29,000	26,155

5

Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	12,000	12,455
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	14,000	13,553
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	25,000	26,013
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	15,000	17,000
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	16,000	17,319
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(8)	41,000	40,180
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(8)	33,000	24,090
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	25,000	25,129
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	120,000	122,200
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	15,000	16,481
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	4,000	4,048
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 01/30/12(8)	25,000	20,937
Wachovia Corp. FRS Senior Notes 0.82% due 06/15/17	25,000	22,553
Wells Fargo & Co. FRS Senior Notes 0.62% due 10/28/15	28,000	26,663
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	125,000	124,924
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(8)	20,000	21,425
		561,125
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	50,000	55,000
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	37,000	43,394
Broadcast Services/Program — 0.3%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	50,000	48,062
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	11,000	11,275
Scripps Networks Interactive, Inc. Senior Notes 2.70% due 12/15/16	37,000	37,020
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	160,000	176,289
		272,646
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	20,000	21,000
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	60,000	61,572
Masco Corp.
Bonds
6.50% due 08/15/32	25,000	22,361
		83,933
Building-Residential/Commercial — 0.0%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	25,000	17,062
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	15,000	14,250
		31,312
Cable/Satellite TV — 1.0%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	200,000	217,503
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	11,000	12,152
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	144,304
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	50,000	58,226
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	95,000	104,500
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	25,000	27,687
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20	31,000	33,412
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	95,000	97,938
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/21	65,000	67,584
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	16,000	17,240

6

Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	10,000	11,425
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	15,000	18,377
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	25,000	28,471
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	90,000	97,403
		936,222
Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(9)	389	401
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	25,000	23,625
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,613
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,650
		51,289
Cellular Telecom — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	120,000	130,375
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	55,000	56,788
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	40,000	36,600
		223,763
Chemicals-Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	5,000	5,312
Dow Chemical Co. Senior Notes 4.13% due 11/15/21	50,000	51,286
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	150,000	155,916
Dow Chemical Co. Senior Notes 5.25% due 11/15/41	19,000	19,986
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	5,000	4,993
		237,493
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	20,000	18,750
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	44,000	45,574
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	33,000	41,454
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	15,000	18,471
		105,499
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	5,000	4,850
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	10,000	10,950
Consol Energy, Inc.
Company Guar. Notes
8.25% due 04/01/20	10,000	11,050
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	15,000	15,375
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	10,000	7,550
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	18,000	17,280
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	21,000	21,420
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	41,000	43,050
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	30,000	33,000
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19*	10,000	10,000
		174,525
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	20,000	15,600
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	17,000	18,249
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	15,300
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	40,000	52,051
		85,600

7

Computers — 0.4%
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	224,000	225,580
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/16	100,000	102,111
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	13,000	14,386
		342,077
Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	25,000	19,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	10,000	10,450
		29,700
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	60,000	65,250
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	15,000	16,312
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	20,000	21,825
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	70,000	76,650
		180,037
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,200
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	10,000	10,638
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	35,000	35,350
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	5,000	5,387
		40,737
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	20,000	20,550
Diversified Banking Institutions — 2.7%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.95% due 03/15/12(8)	82,000	47,558
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.33% due 06/01/56	20,000	11,780
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14	18,000	16,192
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	80,000	73,896
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	101,000	91,123
Bank of America Corp. Senior Notes 6.00% due 09/01/17	190,000	185,559
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	9,000	8,291
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	65,000	62,531
Citigroup, Inc.
Sub. Notes
4.88% due 05/07/15	15,000	14,816
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	10,000	9,897
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	140,000	142,254
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	53,000	53,400
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	4,000	4,192
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	144,000	124,561
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	175,000	182,169
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	25,000	24,156
Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	125,000	122,463
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	150,000	147,089
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	117,166
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	41,000	42,316
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	18,000	16,749
JPMorgan Chase & Co. FRS Sub. Notes 1.59% due 09/01/15	42,000	41,176
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	20,000	20,319
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	110,000	110,773

8

JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	35,000	35,347
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	145,000	152,874
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	61,000	63,659
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	34,000	37,370
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(8)	20,000	21,294
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	200,000	200,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.46% due 05/15/77	10,000	6,840
Morgan Stanley Sub. Notes 4.75% due 04/01/14	165,000	162,539
Morgan Stanley Senior Notes 5.55% due 04/27/17	19,000	18,331
Morgan Stanley Senior Notes 5.63% due 09/23/19	214,000	198,181
Morgan Stanley Senior Notes 6.63% due 04/01/18	16,000	15,799
NB Capital Trust IV Ltd. Guar.Notes 8.25% due 04/15/27	65,000	59,800
		2,642,460
Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	145,000	152,840
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	25,000	25,547
General Electric Capital Corp. Senior Notes 4.65% due 10/17/21	100,000	104,367
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	125,000	133,619
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	60,000	67,200
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	45,562
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	105,000	122,949
		652,084
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	29,000	29,249
General Electric Co. Senior Notes 5.25% due 12/06/17	17,000	19,512
Harsco Corp. Senior Notes 2.70% due 10/15/15	33,000	34,034
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	15,000	15,834
Textron, Inc. Senior Notes 4.63% due 09/21/16	41,000	42,021
		140,650
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes
8.50% due 07/01/16	15,000	16,177
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	20,000	20,650
		36,827
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	15,000	17,749
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	20,000	22,000
AES Corp. Senior Notes 8.00% due 06/01/20	55,000	60,500
		82,500
Electric-Integrated — 0.8%
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	73,064
Cleco Power LLC Senior Notes 6.00% due 12/01/40	16,000	19,520
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	24,000	23,703
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	110,000	129,864
DPL, Inc. Senior Notes 7.25% due 10/15/21*	40,000	43,200
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	48,000	52,680
Edison International Senior Notes 3.75% due 09/15/17	85,000	87,468
Entergy Corp. Senior Notes 3.63% due 09/15/15	99,000	100,494
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	6,000	6,237
Exelon Corp. Senior Notes 5.63% due 06/15/35	15,000	16,147

9

Georgia Power Co. Senior Notes 3.00% due 04/15/16	10,000	10,603
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	10,000	10,800
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	22,355	22,970
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/41*	45,000	46,008
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	13,000	16,092
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	60,000	79,778
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	26,000	26,966
		765,594
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	15,000	15,263
Electronic Components-Semiconductors — 0.1%
Broadcom Corp. Senior Notes 2.70% due 11/01/18	38,000	38,419
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	19,000	23,337
		61,756
Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	64,000	63,235
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	34,000	34,088
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	34,000	35,435
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	33,000	32,654
		102,177
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	29,000	29,833
Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.63% due 08/01/33	75,000	55,944
SLM Corp. Senior Notes 6.25% due 01/25/16	96,000	93,358
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	15,450
		164,752
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	9,000	8,978
Finance-Investment Banker/Broker — 0.5%
Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	18,000	19,029
GFI Group, Inc. Senior Notes 8.38% due 07/19/18	17,000	15,130
Lazard Group LLC Senior Notes 6.85% due 06/15/17	205,000	215,039
Lehman Brothers Holdings Capital Trust VII FRS
Ltd. Guar. Notes
5.86% due 05/31/12†(8)(10)(11)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(10)(11)	19,000	4,869
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(11)	21,000	2
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(11)	26,000	3
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	26,000	24,506
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	100,000	82,487
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	125,879
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	6,000	5,701
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	10,000	9,275
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	15,000	15,129
		517,051
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	8,000	8,172
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	7,000	7,287
		15,459
Finance-Other Services — 0.0%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	20,000	19,300

10

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	75,000	48,750
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	30,000	34,875
Food-Misc. — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	172,000	186,958
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	25,000	32,523
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	46,000	61,282
		280,763
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	35,000	35,262
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	99,230
Southern Union Co. Senior Notes 7.60% due 02/01/24	18,000	21,175
		120,405
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,663
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	25,000	26,937
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	10,000	10,125
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	40,000	41,500
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	30,000	30,150
		108,712
Insurance-Life/Health — 0.2%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	21,000	21,724
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	28,000	28,323
Protective Life Corp. Senior Notes 8.45% due 10/15/39	54,000	61,878
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	20,000	21,118
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	70,737
		203,780
Insurance-Multi-line — 0.4%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	170,000	179,926
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	14,000	13,090
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	27,000	28,433
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	55,000	54,450
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	100,000	120,845
		396,744
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	20,000	20,856
Liberty Mutual Insurance Co. Company Guar. Notes 7.70% due 10/15/97*	140,000	132,317
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	95,000	138,962
		292,135
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	210,000	278,043
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/37	260,000	228,800
		506,843
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	45,000	50,850
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	20,000	21,450
		72,300
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	28,000	27,720
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	18,000	20,094
Medical Products — 0.1%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	12,000	12,093

11

Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	21,000	28,063
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,425
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(9)	25,000	25,250
		87,831
Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	286,000	288,607
Amgen, Inc. Senior Notes 5.15% due 11/15/41	22,000	22,807
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	15,000	16,016
Gilead Sciences, Inc. Senior Notes 2.40% due 12/01/14	45,000	45,810
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	35,000	37,054
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/41	34,000	37,644
		447,938
Medical-Drugs — 0.0%
Johnson & Johnson Notes 5.55% due 08/15/17	25,000	30,180
Medical-HMO — 0.3%
Cigna Corp. Senior Notes 4.00% due 02/15/22	175,000	173,379
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	19,000	21,113
UnitedHealth Group, Inc. Senior Notes 3.38% due 11/15/21	125,000	129,280
		323,772
Medical-Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	143,000	156,585
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	25,000	21,813
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	3,000	2,820
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	65,000	72,962
		254,180
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19	14,000	14,485
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	12,000	11,865
		26,350
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	25,000	26,562
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	18,000	17,856
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	25,000	22,000
Multimedia — 0.6%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	135,000	159,140
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	17,000	18,512
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	16,000	19,353
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	115,000	149,776
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	16,000	20,972
Viacom, Inc. Senior Notes 6.88% due 04/30/36	140,000	175,218
		542,971
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	15,000	16,275
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	25,000	25,896
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	16,000	18,911
		44,807
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.25% due 02/15/15	120,000	126,480
Xerox Corp. Senior Notes 4.50% due 05/15/21	18,000	18,242
Xerox Corp. Senior Notes 8.25% due 05/15/14	60,000	67,703
		212,425

12

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	25,000	31,447
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	10,000	9,700
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	65,000	72,338
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	55,000	65,660
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	15,000	15,150
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	10,000	10,125
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	40,000	42,800
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	15,000	16,050
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	15,000	15,263
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	15,000	16,275
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	9,000	6,300
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	55,000	58,712
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	17,000	19,668
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	30,000	32,649
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	15,000	16,597
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	20,000	23,457
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	10,000	10,775
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	25,000	27,062
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	10,000	11,100
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,937
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21	10,000	9,925
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	36,000	41,655
		537,198
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	27,000	30,166
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	10,000	9,500
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	10,000	10,225
		19,725
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	35,000	36,400
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	15,000	16,615
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	25,000	27,774
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	10,000	10,000
MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	45,000	52,277
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	17,000	19,328
		162,394
Pharmacy Services — 0.1%
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	39,000	39,473
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	15,000	16,218
		55,691
Pipelines — 0.7%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	20,000	20,800
El Paso Corp. Senior Notes 7.00% due 06/15/17	90,000	98,609
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	20,000	22,042
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	56,000	61,180

13

Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	36,000	41,981
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	10,000	10,000
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	30,000	32,003
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	90,000	101,452
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	46,000	46,920
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	190,000	191,927
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	11,000	12,794
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	13,000	13,374
		653,082
Printing-Commercial — 0.1%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	45,000	45,562
Real Estate Investment Trusts — 1.3%
American Tower Corp. Senior Notes 4.50% due 01/15/18	26,000	26,449
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	15,000	14,797
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	15,000	14,766
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	30,000	31,057
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	75,478
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	100,000	109,657
Duke Realty LP Senior Notes 6.75% due 03/15/20	55,000	60,345
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	20,000	21,400
HCP, Inc. Senior Notes 3.75% due 02/01/16	75,000	76,310
HCP, Inc. Senior Notes 5.38% due 02/01/21	21,000	22,016
HCP, Inc. Senior Notes 6.00% due 01/30/17	105,000	113,610
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	125,000	122,463
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	35,000	35,787
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	35,000	35,612
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	45,000	46,237
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	8,000	7,902
Kimco Realty Corp. Senior Notes
5.58% due 11/23/15	150,000	161,331
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,050
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	175,000	182,052
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	86,000	83,002
		1,245,321
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	145,000	158,346
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	10,000	9,750
		168,096
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	20,000	18,945
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	146,438
		165,383
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	25,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	70,000	71,181
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	30,000	36,092
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	10,000	10,125
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	10,000	9,750
		127,148

14

Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	70,000	75,425
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	10,000	10,825
		86,250
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	140,000	143,096
Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	125,000	156,860
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	16,538
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	11,000	13,158
		29,696
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	13,000	13,707
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	22,000	26,618
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	150,716	167,051
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	14,681	15,005
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	24,000	24,580
		246,961
Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	45,000	48,262
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	10,000	10,400
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	30,000	33,524
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	25,000	27,496
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	5,728
		66,748
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	17,000	17,595
Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	5,000	5,213
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	35,000	35,836
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	15,000	9,450
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
Company Guar. Notes
6.88% due 03/15/18*	5,000	4,900
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	15,000	14,700
		19,600
Special Purpose Entities — 0.4%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	19,000	18,998
FUEL Trust Sec. Notes 4.21% due 04/15/16*	393,000	396,336
		415,334
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	20,000	20,200
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	10,000	10,050
Telecom Services — 0.6%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	23,000	27,069
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	220,000	226,167
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	200,000	278,543
		531,779
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	15,000	15,308
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 3.88% due 08/15/21	95,000	100,486
AT&T, Inc. Senior Notes 5.50% due 02/01/18	55,000	63,664

15

AT&T, Inc. Senior Notes 6.30% due 01/15/38	170,000	208,715
AT&T, Inc. Senior Notes 6.45% due 06/15/34	10,000	12,028
BellSouth Corp. Senior Notes 6.55% due 06/15/34	10,000	11,904
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	15,000	13,983
CenturyLink, Inc. Senior Notes 5.15% due 06/15/17	25,000	24,780
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	22,000	22,041
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	22,000	21,588
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	14,053
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	14,000	13,650
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	25,000	25,187
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	51,000	52,147
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	20,000	20,800
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	30,000	31,962
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22*	40,000	39,900
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	55,000	59,537
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	5,000	5,356
		741,781
Television — 0.3%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	160,000	181,408
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	60,000	77,064
		258,472
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	15,000	16,516
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	40,000	53,710
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	215,266
Lorillard Tobacco Co. Company Guar. Notes 3.50% due 08/04/16	16,000	16,184
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	10,000	11,174
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	70,000	83,384
		396,234
Transport-Rail — 0.0%
Norfolk Southern Corp.
Senior Notes
6.00% due 05/23/2111	27,000	31,342
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	11,000	11,304
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	12,000	12,380
		23,684
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	25,000	27,250
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,935	1,998
Total U.S. CORPORATE BONDS & NOTES (cost $20,659,609)		21,266,427
FOREIGN CORPORATE BONDS & NOTES — 3.4%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/21*	27,000	27,478
Banks-Commercial — 0.8%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(8)	36,000	29,880
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	127,000	114,841
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(8)	17,000	13,090
Commonwealth Bank of Australia Notes 3.25% due 03/17/16*	22,000	22,356
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	70,000	69,036
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	20,000	16,774
Groupe BPCE SA FRS Jr. Sub Notes 2.23% due 03/30/12(8)	55,000	20,304

16

HSBC Bank PLC Senior Notes 3.10% due 05/24/16*	195,000	195,012
Nordea Bank AB Sub. Notes 4.88% due 05/13/21*	200,000	169,030
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(8)	16,000	16,468
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	17,000	16,624
Toronto-Dominion Bank Senior Notes 2.38% due 10/19/16	17,000	17,299
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(8)	80,000	45,600
		746,314
Banks-Money Center — 0.0%
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	50,000	48,729
Banks-Special Purpose — 0.0%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	50,000	40,497
Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	175,000	197,435
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	65,000	69,550
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	20,000	0
Diversified Banking Institutions — 0.0%
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	16,000	13,207
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	10,000	10,700
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	45,000	49,050
		59,750
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	19,000	19,045
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	28,000	36,322
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	14,000	15,596
		70,963
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	78,937
Electric-Integrated — 0.2%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	200,000	207,800
Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	14,000	13,908
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	15,000	15,307
		29,215
Insurance-Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 2.40% due 07/15/14(8)	43,000	18,554
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(8)	13,000	11,050
XL Group PLC Senior Notes 6.38% due 11/15/24	23,000	24,179
		53,783
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	18,000	19,665
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	9,450
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21	26,000	26,446
Metal-Diversified — 0.1%
Xstrata Canada Financial Corp. Company Guar. Notes 3.60% due 01/15/17*	135,000	136,113
Oil & Gas Drilling — 0.2%
Ensco PLC Senior Notes 4.70% due 03/15/21	12,000	12,497
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	90,000	91,903
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	75,000	79,716
		184,116
Oil Companies-Exploration & Production — 0.1%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	15,000	15,338
Nexen, Inc. Senior Notes 6.40% due 05/15/37	24,000	25,422

17

Nexen, Inc. Senior Notes 7.50% due 07/30/39	19,000		22,777
			63,537
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	54,000		54,344
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	199,000		208,437
BP Capital Markets PLC Company Guar. Notes 3.56% due 11/01/21	24,000		24,986
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	31,000		41,817
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	150,000		157,518
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	28,000		32,429
			519,531
Paper & Related Products — 0.0%
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	25,000		21,437
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	24,000		24,081
Steel-Producers — 0.1%
Arcelormittal Senior Notes 3.75% due 08/05/15	125,000		119,497
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	85,000		118,567
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	74,000		67,882
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	14,000		13,089
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	155,000		151,249
			350,787
Television — 0.2%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	147,000		161,884
Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	10,000		10,213
Transport-Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	31,000		31,439
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	24,000		25,371
			56,810
Total Foreign Corporate Bonds & Notes (cost $3,384,485)			3,347,225
FOREIGN GOVERNMENT AGENCIES — 1.4%
Regional Authority — 0.0%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	28,000		29,665
Sovereign — 1.4%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	1,400,000	743,381
Republic of Argentina
Senior Bonds
8.28% due 12/31/33(12)	26,346		19,232
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	100,000		121,000
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	100,000		119,375
Republic of Turkey Senior Bonds 11.88% due 01/15/30	78,000		127,631
Russian Federation Senior Notes 7.50% due 03/31/30(1)	75,150		87,268
United Mexican States Senior Notes 5.95% due 03/19/19	50,000		59,425
United Mexican States Senior Notes 6.05% due 01/11/40	37,000		45,233
			1,322,545
Total Foreign Government Agencies (cost $1,331,029)			1,352,210
MUNICIPAL BONDS & NOTES — 0.8%
Municipal Bonds — 0.8%
California State General Obligation Bonds 6.20% due 10/01/19	100,000		113,983
California State General Obligation Bonds 6.51% due 04/01/39	25,000		26,106
California State General Obligation Bonds 7.55% due 04/01/39	140,000		171,181
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	115,000		164,908
Ohio State University Revenue Bonds 4.80% due 06/01/11	25,000		25,882
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	27,000		27,850
State of Illinois General Obligation Bonds 5.67% due 03/01/18	140,000		148,999

18

State of Illinois General Obligation Bonds 5.88% due 03/01/19	105,000	113,050
Total Municipal Bonds & Notes (cost $685,428)		791,959
U.S. GOVERNMENT AGENCIES — 33.7%
Federal Home Loan Mtg. Corp. — 4.6%
4.00% due 09/01/40	18,284	19,205
4.00% due January TBA	2,500,000	2,621,875
4.50% due 01/01/39	32,677	34,656
5.00% due 07/01/20	23,561	25,397
5.00% due 12/01/20	31,772	34,247
5.00% due 05/01/21	397,549	428,520
5.00% due 07/01/21	124,373	134,063
5.00% due 05/01/34	167,819	183,066
5.00% due 07/01/35	30,782	33,120
5.00% due 08/01/35	168,050	180,817
5.00% due 11/01/35	144,384	155,354
5.50% due 05/01/37	70,184	76,535
5.50% due 06/01/37	29,480	32,259
5.50% due 10/01/37	14,430	15,677
5.50% due 11/01/37	131,979	143,387
5.50% due 07/01/38	47,614	51,730
6.00% due 09/01/26	109,067	119,824
6.00% due 08/01/36	54,165	59,829
6.50% due 05/01/16	924	950
6.50% due 05/01/29	7,487	8,579
6.50% due 07/01/35	8,994	10,216
6.50% due 03/01/36	47,727	53,732
6.50% due 05/01/36	1,130	1,272
7.00% due 04/01/32	13,674	15,713
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(5)	13,322	13,381
Series 1577, Class PK
6.50% due 09/15/23(5)	34,444	38,536
Series 1226, Class Z
7.75% due 03/15/22(5)	1,748	1,916
		4,493,856
Federal National Mtg. Assoc. — 21.5%
Federal National Mtg. Assoc. STRIPS zero coupon due 05/25/40(5)	104,027	95,738
Federal National Mtg. Assoc.
4.00% due 09/01/40	23,864	25,091
4.00% due January TBA	9,000,000	9,454,219
4.50% due 01/01/39	57,395	61,125
4.50% due 08/01/40	161,136	171,607
4.56% due 01/01/15	736,549	785,421
4.85% due 11/01/15	770,740	844,311
5.00% due 03/01/18	72,105	77,880
5.00% due 06/01/19	15,986	17,269
5.00% due 05/01/35	1,937	2,094
5.00% due 07/01/37	23,967	25,908
5.00% due 07/01/40	142,301	153,890
5.50% due 03/01/18	56,981	62,043
5.50% due 10/01/21	49,293	53,550
5.50% due 06/01/22	26,484	28,756
5.50% due 05/01/34	48,115	52,597
5.50% due 06/01/34	41,807	45,676
5.50% due 09/01/35	2,825,479	3,102,829
5.50% due 12/01/35	135,169	147,592
5.50% due 08/01/36	11,963	13,051
5.50% due 12/01/36	296	323
5.50% due 07/01/38	71,882	78,331
5.50% due January TBA	2,100,000	2,286,703
6.00% due 06/01/17	21,724	23,523
6.00% due 06/01/26	85,338	94,115
6.00% due 04/01/27	472,756	521,230
6.00% due 12/01/33	108,646	121,111
6.00% due 05/01/34	64,328	71,487
6.00% due January TBA	1,400,000	1,541,531
6.50% due 06/01/13	17,885	18,502
6.50% due 09/01/32	96,892	110,037
6.50% due 06/01/35	343,819	388,313
6.50% due 02/01/36	82,806	94,710
6.50% due 10/01/37	31,754	35,545
6.50% due January TBA	200,000	222,531
7.00% due 06/01/37	118,912	135,817
		20,964,456
Government National Mtg. Assoc. — 7.6%
4.00% due January TBA	2,000,000	2,145,313
4.50% due January TBA	3,000,000	3,268,594
5.00% due 08/15/39	1,494,450	1,661,221
5.50% due 05/15/36	31,243	35,290
6.00% due 09/15/32	32,911	37,650
6.00% due 12/15/33	131,709	149,893
7.00% due 07/15/33	27,214	31,493
7.00% due 11/15/33	28,273	32,591
7.50% due 01/15/32	18,596	21,854
8.00% due 11/15/31	6,623	6,920
8.50% due 11/15/17	1,470	1,658
9.00% due 11/15/21	529	622
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HB
7.50% due 09/15/35(5)	22,142	25,349
Series 2005-74, Class HA
7.50% due 09/16/35(5)	467	532
		7,418,980
Total U.S. Government Agencies (cost $31,857,607)		32,877,292
U.S. GOVERNMENT TREASURIES — 6.6%
United States Treasury Bonds — 3.2%
2.13% due 02/15/40 TIPS(13)	35,620	47,800
2.13% due 02/15/41 TIPS(13)	54,802	74,021
3.75% due 08/15/41	122,000	143,484
4.38% due 02/15/38	700,000	904,968
4.38% due 11/15/39	1,166,000	1,513,796
4.50% due 02/15/36(15)	205,000	268,262
4.63% due 02/15/40	15,000	20,231
5.25% due 11/15/28	23,000	31,711
6.63% due 02/15/27(15)	60,000	92,325
		3,096,598
United States Treasury Notes — 3.4%
0.25% due 09/15/14	30,000	29,925
0.63% due 07/15/14	8,000	8,062
0.75% due 09/15/13	750,000	756,416
1.75% due 04/15/13	1,875,000	1,912,207
2.38% due 05/31/18	11,000	11,796
3.13% due 05/15/21	8,000	8,933
3.63% due 02/15/20	525,000	608,877
		3,336,216
Total U.S. Government Treasuries (cost $5,828,006)		6,432,814
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(2)(3)	80	0

19

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(2)(3)(4) (strike price $687.00)	5	750
ION Media Networks, Inc. Expires 12/18/16(2)(3)(4) (strike price $500.00)	5	1,250
Total Warrants (cost $82)		2,000
Total Long-Term Investment Securities (cost $99,959,349)		105,174,462

REPURCHASE AGREEMENTS — 12.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $656,001 and collateralized by $665,000 of United States Treasury Notes, bearing interest at 1.00%, due 08/31/16 and having an approximate value of $673,313	$656,000	656,000
Bank of America Securities LLC Joint Repurchase Agreement(14)	3,320,000	3,320,000
BNP Paribas SA Joint Repurchase Agreement(14)	2,425,000	2,425,000
Deutsche Bank AG Joint Repurchase Agreement(14)	795,000	795,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	2,685,000	2,685,000
UBS Securities LLC Joint Repurchase Agreement(14)	2,675,000	2,675,000
Total Repurchase Agreements (cost $12,556,000)		12,556,000
TOTAL INVESTMENTS (cost $112,515,349)(17)	120.7%	117,730,462
Liabilities in excess of other assets	(20.7)	(20,167,910)
NET ASSETS	100.0%	$97,562,552

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $5,774,042 representing 5.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2011.
(2)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $2,003 representing 0.0% of net assets.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/16	03/01/2011	5	$—	$1,250	$250.00	0.00%
(strike price $500.00)
Warrants

ION Media Networks, Inc.
Expries 12/18/16	11/11/2010	5	—	750	150.00	0.00
(strike price $687.00)				$2,000		0.00%
Warrants

(5)	Collateralized Mortgage Obligation
(6)	Commercial Mortgage Backed Security
(7)	Interest Only
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Income may be received in cash or additional bonds at the discretion of the issuer.
(10)	Bond in default
(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	A portion of the interest was paid in additional bonds.
(13)	Principal amount of security is adjusted for inflation.
(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 4 for cost of investments on a tax basis.
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

20

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2011	Unrealized Appreciation (Depreciation)
7	Short	Australian 10YR Bonds	March 2012	$844,364	$851,241	$(6,877)
8	Short	Canadian 10 YR Bonds	March 2012	1,039,548	1,051,013	(11,465)
4	Long	Long Gilt	March 2012	711,833	726,493	14,660
16	Long	U.S. Treasury 2YR Notes	March 2012	3,529,763	3,528,750	(1,013)
5	Long	U.S. Treasury 10YR Notes	March 2012	653,500	655,625	2,125
14	Short	U.S. Long Bonds	March 2012	2,022,687	2,027,375	(4,688)
1	Short	U.S. Ultra Bonds	March 2012	160,039	160,188	(149)
						$(7,407)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA, N.A.	BRL	2,877,000	USD	1,534,904	01/04/12	$—	$(7,516)
	USD	1,534,880	BRL	2,877,000	01/04/12	7,541	—
	USD	251,256	MXN	3,500,000	03/21/12	—	(1,973)
						7,541	(9,489)
Royal Bank of Canada	BRL	2,877,000	USD	1,539,943	01/04/12	—	(2,478)
	BRL	1,454,000	USD	776,170	02/02/12	1,939	—
	USD	1,539,910	BRL	2,877,000	01/04/12	2,511	—
						4,450	(2,478)
Net Unrealized Appreciation(Depreciation)						$11,991	$(11,967)

BRL — Brazilian Real

MXN — Mexican Peso

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$30,778,851	$—	$—	$30,778,851
Preferred Stocks	451,641	37,276	—	488,917
Asset Backed Securities	—	7,836,767	—	7,836,767
U.S. Corporate Bonds & Notes	—	21,065,857	200,570	21,266,427
Foreign Corporate Bonds & Notes	—	3,347,225	0	3,347,225
Foreign Government Agencies	—	1,352,210	—	1,352,210
Municipal Bonds & Notes	—	791,959	—	791,959
U.S. Government Agencies	—	32,877,292	—	32,877,292
U.S. Government Treasuries	—	6,432,814	—	6,432,814
Warrants	—	—	2,000	2,000
Repurchase Agreements	—	12,556,000	—	12,556,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	16,785	—	—	16,785
Open Forward Foreign Currency Contracts - Appreciation	—	11,991	—	11,991
Total	$31,247,277	$86,309,391	$202,570	$117,759,238
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	24,192	—	—	24,192
Open Forward Foreign Currency Contracts - Depreciation	—	11,967	—	11,967
Total	$24,192	$11,967	$—	$36,159

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants

Balance as of 3/31/2011	$12,100	$446,699	$0	$1,550
Accrued discounts	—	40	—	—
Accrued premiums	—	(206)	—	—
Realized gain	—	17,321	—	—
Realized loss	—	(1,235)	—	—
Change in unrealized appreciation (1)	—	1,072	—	450
Change in unrealized depreciation (1)	(2,100)	(22,070)	—	—
Net purchases	—	—	—	—
Net sales	(10,000)	(218,081)	—	—
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	—	(22,970)	—	—
Balance as of 12/31/2011	$—	$200,570	$0	$2,000

(1)  The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(6,488)	$—	$450

(2)  The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

21

SEASONS SERIES TRUST
MULTI-MANAGED INCOME PORTFOLIO
Portfolio of Investments — December 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCK — 16.3%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	5,700	$55,461
Aerospace/Defense — 0.1%
Boeing Co.	681	49,951
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	629	77,807
United Technologies Corp.	1,068	78,060
		155,867
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	100	14,498
Monsanto Co.	975	68,318
Mosaic Co.	1,216	61,323
Potash Corp. of Saskatchewan, Inc.	446	18,411
		162,550
Apparel Manufacturers — 0.1%
Coach, Inc.	500	30,520
Prada SpA†	10,600	47,973
		78,493
Applications Software — 0.4%
Microsoft Corp.	13,762	357,261
Athletic Footwear — 0.1%
NIKE, Inc., Class B	1,160	111,789
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	20,865	224,507
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,510	56,580
Banks-Commercial — 0.2%
Lloyds Banking Group PLC†	56,525	22,740
Regions Financial Corp.	4,451	19,139
Standard Chartered PLC	5,524	120,875
		162,754
Banks-Fiduciary — 0.0%
State Street Corp.	436	17,575
Banks-Super Regional — 0.4%
Capital One Financial Corp.	1,827	77,264
Fifth Third Bancorp	3,639	46,288
PNC Financial Services Group, Inc.	1,514	87,313
SunTrust Banks, Inc.	1,749	30,957
US Bancorp	1,840	49,772
Wells Fargo & Co.	1,979	54,541
		346,135
Beverages-Non-alcoholic — 0.2%
Coca-Cola Co.	1,128	78,926
PepsiCo, Inc.	1,739	115,383
		194,309
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA	794	73,640
Brewery — 0.1%
Anheuser-Busch InBev NV	947	57,980
Casino Hotels — 0.3%
MGM Resorts International†	17,801	185,664
Wynn Resorts, Ltd.	577	63,753
		249,417
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	1,547	68,486
Dow Chemical Co.	2,699	77,623
E.I. du Pont de Nemours & Co.	1,234	56,492
LyondellBasell Industries NV, Class A	965	31,353
		233,954
Commercial Services — 0.1%
Iron Mountain, Inc.	4,445	136,906
Commercial Services-Finance — 0.0%
Mastercard, Inc., Class A	102	38,028
Computers — 1.2%
Apple, Inc.†	2,372	960,660
Dell, Inc.†	3,748	54,833
Hewlett-Packard Co.	862	22,205
		1,037,698
Computers-Memory Devices — 0.3%
EMC Corp.†	11,838	254,991
Cosmetics & Toiletries — 0.2%
Colgate-Palmolive Co.	923	85,276
Procter & Gamble Co.	1,937	129,217
		214,493
Cruise Lines — 0.0%
Carnival Corp.	1,051	34,305
Diversified Banking Institutions — 0.3%
Bank of America Corp.	3,548	19,727
Citigroup, Inc.	1,485	39,070
Goldman Sachs Group, Inc.	1,553	140,438
JPMorgan Chase & Co.	2,209	73,449
Morgan Stanley	1,913	28,944
		301,628
Diversified Manufacturing Operations — 0.2%
Dover Corp.	857	49,749
Eaton Corp.	677	29,470
General Electric Co.	3,952	70,780
Parker Hannifin Corp.	47	3,584
		153,583
E-Commerce/Products — 0.6%
Amazon.com, Inc.†	105	18,176
eBay, Inc.†	18,110	549,276
		567,452
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,874	87,310
Electric-Integrated — 0.2%
Dominion Resources, Inc.	930	49,364
NextEra Energy, Inc.	517	31,475
PG&E Corp.	735	30,297
Progress Energy, Inc.	650	36,413
		147,549
Electronic Components-Misc. — 0.1%
TE Connectivity, Ltd.	4,410	135,872
Electronic Components-Semiconductors — 0.2%
Broadcom Corp., Class A†	1,025	30,094
Intel Corp.	2,684	65,087
Micron Technology, Inc.†	4,454	28,015
Texas Instruments, Inc.	1,635	47,595
		170,791

1

Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,550	70,354
Electronic Forms — 0.1%
Adobe Systems, Inc.†	1,894	53,543
Engineering/R&D Services — 0.1%
Fluor Corp.	973	48,893
Enterprise Software/Service — 0.2%
Oracle Corp.	8,523	218,615
Entertainment Software — 0.0%
Activision Blizzard, Inc.	324	3,992
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	8,313	93,604
Food-Misc. — 0.1%
Kellogg Co.	1,524	77,069
Gold Mining — 0.0%
Newmont Mining Corp.	613	36,786
Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	933	35,118
Marriott International, Inc., Class A	907	26,457
Starwood Hotels & Resorts Worldwide, Inc.	772	37,033
		98,608
Human Resources — 0.1%
Monster Worldwide, Inc.†	6,144	48,722
Independent Power Producers — 0.0%
GenOn Energy, Inc.†	104	271
Industrial Automated/Robotic — 0.3%
FANUC Corp.	1,900	290,789
Instruments-Controls — 0.1%
Honeywell International, Inc.	1,691	91,906
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	1,456	72,975
Prudential PLC	12,203	121,004
		193,979
Insurance-Multi-line — 0.1%
MetLife, Inc.	1,483	46,240
Insurance-Property/Casualty — 0.1%
Chubb Corp.	649	44,924
Investment Management/Advisor Services — 0.1%
Franklin Resources, Inc.	190	18,251
T. Rowe Price Group, Inc.	1,547	88,102
		106,353
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	433	39,230
Medical Products — 0.1%
Baxter International, Inc.	1,600	79,168
Medical-Biomedical/Gene — 0.8%
Celgene Corp.†	8,022	542,287
Gilead Sciences, Inc.†	524	21,447
Human Genome Sciences, Inc.†	1,820	13,450
Vertex Pharmaceuticals, Inc.†	2,608	86,612
		663,796
Medical-Drugs — 0.5%
Abbott Laboratories	1,214	68,263
Johnson & Johnson	2,049	134,373
Merck & Co., Inc.	2,050	77,285
Pfizer, Inc.	6,421	138,951
		418,872
Medical-HMO — 0.1%
UnitedHealth Group, Inc.	1,886	95,582
WellPoint, Inc.	211	13,979
		109,561
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	1,674	275,858
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,867	68,687
Metal-Diversified — 0.3%
Ivanhoe Mines, Ltd.†	15,535	275,280
Multimedia — 0.5%
News Corp., Class A	19,070	340,209
Time Warner, Inc.	1,683	60,823
Walt Disney Co.	1,510	56,625
		457,657
Networking Products — 0.0%
Cisco Systems, Inc.	1,823	32,960
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	864	65,949
Apache Corp.	502	45,471
Cabot Oil & Gas Corp.	324	24,592
Continental Resources, Inc.†	821	54,769
Devon Energy Corp.	393	24,366
EOG Resources, Inc.	183	18,027
EQT Corp.	324	17,752
Noble Energy, Inc.	216	20,388
Occidental Petroleum Corp.	821	76,928
Range Resources Corp.	409	25,333
Southwestern Energy Co.†	2,886	92,179
		465,754
Oil Companies-Integrated — 0.5%
Chevron Corp.	1,262	134,277
Exxon Mobil Corp.	1,893	160,451
Hess Corp.	1,408	79,974
Suncor Energy, Inc.	1,823	52,557
		427,259
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	433	29,440
Oil-Field Services — 0.4%
Baker Hughes, Inc.	1,315	63,962
Halliburton Co.	1,485	51,247
Schlumberger, Ltd.	2,538	173,371
Weatherford International, Ltd.†	1,833	26,835
		315,415
Pharmacy Services — 0.8%
Express Scripts, Inc.†	6,122	273,592
Medco Health Solutions, Inc.†	6,394	357,425
SXC Health Solutions Corp.†	600	33,888
		664,905
Real Estate Investment Trusts — 0.0%
Host Hotels & Resorts, Inc.	2,836	41,888
Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	3,942	46,200
Retail-Apparel/Shoe — 0.4%
Limited Brands, Inc.	7,585	306,055
PVH Corp.	216	15,226
		321,281
Retail-Building Products — 0.1%
Home Depot, Inc.	2,019	84,879

2

Retail-Discount — 0.1%
Target Corp.	582	29,810
Wal-Mart Stores, Inc.	334	19,960
		49,770
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,637	66,757
Retail-Jewelry — 0.2%
Cie Financiere Richemont SA, Class A	3,398	171,872
Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	650	20,917
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	2,435	89,803
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc.	2,501	136,805
Software Tools — 0.1%
VMware, Inc., Class A†	688	57,235
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	643	31,308
United States Steel Corp.	1,553	41,092
		72,400
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	1,945	25,246
Telephone-Integrated — 0.2%
AT&T, Inc.	1,865	56,398
CenturyLink, Inc.	1,589	59,111
Verizon Communications, Inc.	1,836	73,660
		189,169
Tobacco — 0.1%
Altria Group, Inc.	1,902	56,394
Transport-Rail — 0.2%
Union Pacific Corp.	1,739	184,230
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	2,335	162,936
United Parcel Service, Inc., Class B	3,740	273,731
		436,667
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	2,235	153,612
Web Portals/ISP — 0.2%
Google, Inc., Class A†	305	196,999
Wireless Equipment — 0.2%
Crown Castle International Corp.†	4,210	188,608
Total Common Stock (cost $12,963,657)		14,308,051
PREFERRED STOCK — 0.3%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50%	28	20,104
Wachovia Capital Trust IX 6.38%	750	18,825
		38,929
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. 7.00%*	23	16,488
Goldman Sachs Group, Inc. 6.13%	2,000	49,540
Goldman Sachs Group, Inc. 6.50%	554	13,878
HSBC Holdings PLC 8.00%	540	14,072
		93,978
Diversified Financial Services — 0.0%
General Electric Capital Corp. 5.50%(1)	1,073	27,887
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 4.90%	60	5,988
Finance-Investment Banker/Broker — 0.0%
JP Morgan Chase Capital XXIX 6.70%	1,080	27,562
Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mgt. Corp. FRS 8.38%	400	532
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	2,400	46,104
Total Preferred Stock (cost $258,592)		240,980
ASSET BACKED SECURITIES — 10.0%
Diversified Financial Services — 10.0%
AmeriCredit Automobile Receivables Trust, Series2010-3, Class C 3.34% due 10/08/14	$120,000	122,496
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A3 3.51% due 07/06/17	380,000	391,163
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class C 4.52% due 10/08/15	75,000	77,831
AmeriCredit Automobile Receivables Trust, Series 2010-1, Class C 5.19% due 08/17/15	80,000	82,834
Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A 4.64% due 05/20/16*	195,000	207,478
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A 5.68% due 02/20/13*	315,000	325,379
Banc of America Commercial Mtg., Inc. VRS Series 2005-2, Class A4 4.78% due 07/10/43(5)	24,597	24,586
Bear Stearns Adjustable Rate Mtg. Trust VRS Series 2005-12, Class 12A1 2.60% due 02/25/36(6)	411,156	251,717
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW14, Class A4 5.20% due 12/11/38(5)	230,000	252,406
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-PW16, Class A4 5.90% due 06/11/40(5)	195,000	213,488
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.69% due 03/25/36(6)	229,662	138,725

3

Commercial Mtg., Pass Through Certs., Series 2010-C1, Class A3 4.21% due 07/10/46*(5)	145,000	154,632
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.46% due 09/25/35(6)	282,207	140,468
Countrywide Home Loan Mtg. Pass Through Trust VRS Series 2004-22, Class A2 2.75% due 11/25/34(6)	114,316	82,048
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-29, Class A1 5.75% due 12/25/35(6)	210,441	175,437
Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-14, Class A3 6.25% due 09/25/36(6)	37,586	36,020
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	137,541	141,827
First Horizon Alternative Mtg. Securities FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/35(6)	311,846	213,549
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(5)	390,000	419,864
GS Mtg. Securities Corp. II FRS Series 2007-EOP, Class L 6.42% due 03/06/20*(5)	170,000	168,098
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/38(5)	600,000	642,463
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A4 5.55% due 04/10/38(5)	150,000	163,085
GSR Mtg. Loan Trust VRS Series 2006-AR2, Class 3A1 2.66% due 04/25/36(6)	28,037	17,027
GSR Mtg. Loan Trust VRS Series 2006-AR1, Class 2A1 2.70% due 01/25/36(6)	157,356	108,803
GSR Mtg. Loan Trust VRS Series 2007-AR1, Class 2A1 2.77% due 03/25/37(6)	78,728	47,252
GSR Mtg. Loan Trust VRS Series 2005-AR2, Class 1A2 2.87% due 04/25/35(6)	112,075	79,256
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 4.26% due 03/25/14*	180,000	184,263
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.83% due 06/25/35(6)	180,898	122,458
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.31% due 04/15/41(5)	115,000	130,190
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A2, Class A2 2.54% due 02/25/35(6)	70,552	59,110
Merrill Lynch Mtg. Investors Trust VRS Series 2005-A1, Class 2A1 2.60% due 12/25/34(6)	146,478	139,472
Merrill Lynch Mtg. Investors, Inc. FRS Series 2007-MLN1, Class A2A 0.40% due 03/25/37	112,007	57,384
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.16% due 08/12/49(5)	250,000	218,026
Morgan Stanley ABS Capital I FRS Series 2006-HE5, Class A2C 0.43% due 08/25/36	366,227	181,821
Morgan Stanley ABS Capital I FRS Series 2007-NC1, Class A2C 0.43% due 11/25/36	355,000	107,060
Morgan Stanley Capital I VRS Series 2007-T25, Class A3 5.51% due 11/12/49(5)	240,000	264,990
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	129,222	108,679
MortgageIT Trust FRS Series 2005-4, Class A1 0.56% due 10/25/35(6)	406,967	272,367
Navistar Financial Corp. Owner Trust, Series 2010-A, Class B 4.17% due 10/20/14*	205,000	210,756
OBP Depositor LLC Trust, Series 2010-OBP, Class A 4.65% due 07/15/45*(5)	215,000	240,353
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.39% due 02/25/37	87,050	46,559
Residential Asset Securities Corp. FRS Series 2006-EMX3, Class A2 0.47% due 04/25/36	72,259	49,582
Santander Drive Auto Receivables Trust, Series 2011-1, Class C 3.11% due 05/16/16	155,000	156,817
Santander Drive Auto Receivables Trust, Series 2010-2, Class C 3.89% due 07/17/17	50,000	50,824
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR3, Class A2A 0.36% due 04/25/37	389,731	135,624
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.42% due 05/25/37	221,277	100,104
Sequoia Mtg. Trust VRS Series 2007-1, Class 2A1 3.33% due 02/20/47(6)	257,007	191,366
Sierra Receivables Funding Co. LLC, Series 2010-3A, Class A 3.51% due 11/20/25*	53,660	54,185
Thornburg Mtg. Securities Trust VRS Series 2005-1, Class A3 2.38% due 04/25/45(6)	230,599	187,291
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.38% due 01/25/35(6)	422,643	347,895
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.63% due 10/25/36(6)	160,237	107,632

4

Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.68% due 03/25/35(6)	304,464	255,875
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.36% due 02/15/44*(5)(7)	1,119,447	61,404
Total Asset Backed Securities (cost $9,021,115)		8,720,019
U.S. CORPORATE BONDS & NOTES — 25.9%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	218,000	231,625
Interpublic Group of Cos., Inc. Senior Notes 10.00% due 07/15/17	45,000	51,412
		283,037
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	5,000	4,575
Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/20	35,000	36,925
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	14,000	14,891
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	11,000	12,586
Raytheon Co. Senior Notes 1.40% due 12/15/14	13,000	13,063
Raytheon Co. Senior Notes 4.70% due 12/15/41	8,000	8,216
		85,681
Aerospace/Defense-Equipment — 0.1%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	45,000	49,050
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	20,000	20,880
		69,930
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/18	55,000	62,975
Airlines — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19(3)	1,916	1,916
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15(3)	21,365	18,374
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/19(3)	34,302	35,029
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class B 6.90% due 04/19/22(3)	62,633	60,911
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19(3)	92,686	98,710
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	4,000	4,120
US Airways Pass Through Trust Series 2010-1, Class A 6.25% due 04/22/23	29,032	26,854
		245,914
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 7.45% due 07/16/31	140,000	168,000
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	51,000	54,251
Auto/Truck Parts & Equipment-Original — 0.1%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	5,000	5,212
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	35,000	36,400
		41,612
Banks-Commercial — 0.5%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	19,000	19,584
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17	7,000	6,220
CIT Group, Inc. Sec. Notes 7.00% due 05/04/15*	70,000	70,088
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	3,205	3,205
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	4,347
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	275,222
Regions Bank Sub. Notes 7.50% due 05/15/18	10,000	9,900
Zions Bancorp. Senior Notes 7.75% due 09/23/14	12,000	12,723
		401,289

5

Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.55% due 06/15/37	34,000	22,381
Banks-Money Center — 0.0%
Chase Capital III FRS Ltd. Guar. Notes 1.08% due 03/01/27	19,000	13,097
Comerica Bank Sub. Notes 5.20% due 08/22/17	10,000	10,815
		23,912
Banks-Mortgage — 0.1%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*	45,000	41,962
Banks-Super Regional — 0.6%
Bank of America NA Sub. Notes 5.30% due 03/15/17	20,000	18,038
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	8,000	8,303
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	9,000	8,713
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	50,000	52,027
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	9,000	10,200
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	11,000	11,907
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(8)	25,000	24,500
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(8)	17,000	12,410
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	18,000	18,093
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/16	140,000	142,567
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	10,000	10,987
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	2,000	2,024
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 01/30/12(8)	12,000	10,050
Wachovia Corp. FRS Senior Notes 0.82% due 06/15/17	15,000	13,532
Wells Fargo & Co. FRS Senior Notes 0.62% due 10/28/15	17,000	16,188
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	150,000	149,908
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/12(8)	10,000	10,712
		520,159
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16	5,000	5,494
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	60,000	66,000
		71,494
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	21,000	24,629
Broadcast Services/Program — 0.3%
Liberty Media LLC Senior Notes 8.25% due 02/01/30	65,000	62,481
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	8,000	8,200
Scripps Networks Interactive, Inc. Senior Notes 2.70% due 12/15/16	21,000	21,011
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	140,000	154,253
		245,945
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*	10,000	10,500
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19	22,000	26,247
		36,747
Building Products-Wood — 0.1%
Masco Corp. Senior Notes 6.13% due 10/03/16	45,000	46,179
Masco Corp. Bonds 6.50% due 08/15/32	25,000	22,361
		68,540
Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	5,000	4,750
Cable/Satellite TV — 1.2%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	230,000	250,128
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	7,000	7,733

6

COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	133,203
COX Communications, Inc. Senior Notes 8.38% due 03/01/39*	100,000	133,896
CSC Holdings LLC Senior Notes 7.63% due 07/15/18	120,000	132,000
CSC Holdings LLC Senior Notes 7.88% due 02/15/18	10,000	11,075
DIRECTV Holdings LLC Company Guar. Notes 5.20% due 03/15/20	30,000	32,334
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. Company Guar. Notes 3.50% due 03/01/16	105,000	108,247
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 4.60% due 02/15/21	55,000	57,186
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/21	35,000	37,713
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	5,000	5,713
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	10,000	12,251
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	40,000	45,553
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	110,000	119,049
		1,086,081
Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(9)	10,555	10,885
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	10,000	9,450
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	10,000	10,612
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	15,000	16,650
		47,597
Casino Services — 0.0%
Peninsula Gaming LLC Sec. Notes 8.38% due 08/15/15	25,000	26,500
Cellular Telecom — 0.3%
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 5.55% due 02/01/14	130,000	141,240
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	64,000	66,080
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	20,000	18,300
		225,620
Chemicals-Diversified — 0.4%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/18	5,000	5,312
Dow Chemical Co. Senior Notes 4.13% due 11/15/21	50,000	51,286
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	200,000	207,888
Dow Chemical Co. Senior Notes 5.25% due 11/15/41	11,000	11,571
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17	34,000	37,145
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	3,000	2,995
		316,197
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	15,000	14,063
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 4.60% due 07/01/13	40,000	41,431
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	22,000	27,636
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	10,000	12,314
		81,381
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	6,000	5,820
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	5,000	4,837
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	10,000	10,950
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	25,000	27,625
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	5,000	5,125
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	11,000	10,560

7

Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	10,000	10,200
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	65,000	68,250
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	30,000	33,000
		176,367
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	15,000	11,700
Computer Services — 0.1%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	11,000	11,808
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	5,100
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	20,000	26,026
		42,934
Computers — 0.5%
Hewlett-Packard Co. Senior Notes 2.63% due 12/09/14	28,000	28,247
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	268,000	269,890
Hewlett-Packard Co. Senior Notes 3.30% due 12/09/16	125,000	127,638
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	9,000	9,960
		435,735
Containers-Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 6.75% due 09/15/20	65,000	70,687
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	25,000	27,188
Crown Americas LLC/Crown Americas Capital Corp. II Company Guar. Notes 7.63% due 05/15/17	25,000	27,281
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	3,000	3,090
Owens-Brockway Glass Container, Inc. Company Guar. Notes 7.38% due 05/15/16	65,000	71,175
		199,421
Containers-Paper/Plastic — 0.0%
Rock-Tenn Co. Company Guar. Notes 9.25% due 03/15/16	20,000	21,200
Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	5,000	5,319
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	45,000	45,450
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	5,000	5,387
		50,837
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	10,275
Diversified Banking Institutions — 3.4% BAC Capital Trust XIII FRS Ltd. Guar. Notes 0.95% due 03/15/12(8)	41,000	23,779
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.33% due 06/01/56	10,000	5,890
Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14	12,000	10,795
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	100,000	90,221
Bank of America Corp. Senior Notes 6.00% due 09/01/17	230,000	224,624
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	4,000	3,685
Bank of America Corp. Senior Notes 7.38% due 05/15/14	95,000	98,502
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	95,000	91,392
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	10,000	9,877
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	70,000	69,280
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	205,000	208,300
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	27,000	27,204
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	2,000	2,096
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	50,000	53,218
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	169,000	146,187
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	75,000	78,072

8

Goldman Sachs Group, Inc. Senior Notes 3.70% due 08/01/15	140,000	137,159
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	150,000	147,089
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	164,033
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	25,802
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	60,000	54,139
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	12,000	11,166
JPMorgan Chase & Co. FRS Sub. Notes 1.59% due 09/01/15	21,000	20,588
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	8,000	8,128
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	20,000	20,140
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	80,000	80,793
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	290,000	305,747
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	79,000	82,443
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	23,000	25,279
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(8)	10,000	10,647
JPMorgan Chase Capital XXII Ltd. Guar. Notes 6.45% due 01/15/87	225,000	225,000
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.46% due 05/15/77	5,000	3,420
Morgan Stanley Sub. Notes 4.75% due 04/01/14	180,000	177,316
Morgan Stanley Senior Notes 5.55% due 04/27/17	14,000	13,507
Morgan Stanley Senior Notes 5.63% due 09/23/19	160,000	148,173
Morgan Stanley Senior Notes 6.63% due 04/01/18	110,000	108,619
NB Capital Trust IV Ltd. Guar.Notes 8.25% due 04/15/27	90,000	82,800
		2,995,110
Diversified Financial Services — 0.8%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	160,000	168,651
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	10,000	10,219
General Electric Capital Corp. Senior Notes 4.65% due 10/17/21	130,000	135,677
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	150,000	160,343
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	125,000	140,000
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	16,953
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	50,000	58,547
		690,390
Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 1.38% due 09/29/16	22,000	22,189
General Electric Co. Senior Notes 5.25% due 12/06/17	6,000	6,887
Harsco Corp. Senior Notes 2.70% due 10/15/15	20,000	20,626
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	10,000	10,556
Textron, Inc. Senior Notes 4.63% due 09/21/16	21,000	21,523
		81,781
E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	10,000	10,785
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	30,000	30,975
		41,760
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	10,000	11,833
Electric-Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	20,000	22,000
AES Corp. Senior Notes 8.00% due 06/01/20	65,000	71,500
		93,500

9

Electric-Integrated — 0.8%
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	65,000	73,064
Cleco Power LLC Senior Notes 6.00% due 12/01/40	10,000	12,200
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	13,000	12,839
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	120,000	141,670
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	25,000	27,437
DPL, Inc. Senior Notes 7.25% due 10/15/21*	35,000	37,800
Edison International Senior Notes 3.75% due 09/15/17	96,000	98,787
Entergy Corp. Senior Notes 3.63% due 09/15/15	120,000	121,811
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	4,000	4,158
Exelon Corp. Senior Notes 5.63% due 06/15/35	5,000	5,382
Georgia Power Co. Senior Notes 3.00% due 04/15/16	7,000	7,422
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	20,000	21,600
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	8,942	9,188
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/41*	26,000	26,583
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	8,000	9,903
Progress Energy, Inc. Senior Notes 7.00% due 10/30/31	80,000	106,371
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	14,000	14,520
		730,735
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	7,000	7,123
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	5,000	5,575
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	11,000	12,677
		25,375
Electronic Components-Semiconductors — 0.0%
Broadcom Corp. Senior Notes 2.70% due 11/01/18	25,000	25,276
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	12,000	14,739
		40,015
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	37,000	36,558
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	19,000	19,049
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	20,000	20,844
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	10,000	10,200
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	19,000	18,801
		68,894
Finance-Commercial — 0.0%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	12,000	12,345
Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.63% due 08/01/33	90,000	67,133
SLM Corp. Senior Notes 6.25% due 01/25/16	116,000	112,807
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	15,450
		195,390
Finance-Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	6,000	5,985
Finance-Investment Banker/Broker — 0.7%
Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	14,000	14,801
GFI Group, Inc. Senior Notes 8.38% due 07/19/18	11,000	9,790
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	283,222
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(8)(10)(11)	8,000	1
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(10)(11)	10,000	2,562

10

Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(10)(11)	9,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(10)(11)	11,000	1
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	19,000	17,909
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	200,000	154,187
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	100,000	82,487
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	4,000	3,800
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	10,000	10,086
		578,847
Finance-Leasing Companies — 0.0%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	5,000	5,108
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	5,000	5,204
		10,312
Finance-Other Services — 0.0%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	5,000	4,825
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	25,000	16,250
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	30,000	34,875
Food-Misc. — 0.4%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	218,000	236,958
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/19	15,000	14,400
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	13,000	16,912
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	65,000	86,594
		354,864
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	15,000	15,113
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	99,230
Southern Union Co. Senior Notes 7.60% due 02/01/24	12,000	14,117
		113,347
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	5,000	4,663
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	10,000	10,775
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	5,000	5,063
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	55,000	57,062
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	15,000	15,075
		87,975
Insurance-Life/Health — 0.2%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	10,000	10,345
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	14,000	14,161
Protective Life Corp. Senior Notes 8.45% due 10/15/39	24,000	27,501
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	14,000	14,783
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	75,790
		142,580
Insurance-Multi-line — 0.4%
Farmers Exchange Capital Sub. Notes 7.05% due 07/15/28*	165,000	174,634
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	4,000	3,740
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	19,000	20,008
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	45,000	44,550
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	100,000	120,845
		363,777

11

Insurance-Mutual — 0.5%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	10,000	10,428
Liberty Mutual Insurance Co. Company Guar. Notes 7.70% due 10/15/97*	220,000	207,927
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	120,000	175,531
		393,886
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	240,000	317,764
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/15/37	290,000	255,200
		572,964
Machinery-Farming — 0.1%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/17	65,000	73,450
CNH America LLC Company Guar. Notes 7.25% due 01/15/16	25,000	26,812
		100,262
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	9,000	8,910
Medical Instruments — 0.0%
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	14,000	15,629
Medical Products — 0.1%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	8,000	8,062
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	10,000	13,363
Fresenius U.S. Finance II Company Guar. Notes 9.00% due 07/15/15*	20,000	22,425
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(9)	5,000	5,050
		48,900
Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 3.88% due 11/15/21	352,000	355,208
Amgen, Inc. Senior Notes 5.15% due 11/15/41	15,000	15,550
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	5,000	5,339
Gilead Sciences, Inc. Senior Notes 2.40% due 12/01/14	28,000	28,504
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	20,000	21,174
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/41	19,000	21,036
		446,811
Medical-Drugs — 0.0%
Johnson & Johnson Notes 5.55% due 08/15/17	15,000	18,108
Medical-HMO — 0.4%
Cigna Corp. Senior Notes 4.00% due 02/15/22	225,000	222,916
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	9,000	10,001
UnitedHealth Group, Inc. Senior Notes 3.38% due 11/15/21	150,000	155,136
		388,053
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	12,000	12,180
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	140,000	153,300
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	2,000	1,880
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	90,000	101,025
		268,385
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19	10,000	10,346
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	8,000	7,910
		18,256
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	14,000	13,888
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	10,000	8,800
Multimedia — 0.9%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	270,000	318,280
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	13,000	14,156
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	8,000	9,677

12

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	135,000	175,824
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	12,000	15,729
Viacom, Inc. Senior Notes 6.88% due 04/30/36	175,000	219,022
		752,688
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	10,000	10,850
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	11,000	11,394
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	12,000	14,184
		25,578
Office Automation & Equipment — 0.3%
Xerox Corp. Senior Notes 4.25% due 02/15/15	150,000	158,099
Xerox Corp. Senior Notes 4.50% due 05/15/21	12,000	12,162
Xerox Corp. Senior Notes 8.25% due 05/15/14	70,000	78,987
		249,248
Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	18,000	22,642
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	5,000	4,850
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	80,000	89,031
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/19	65,000	77,598
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	10,000	10,100
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	20,000	21,400
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/20	20,000	21,400
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	5,000	5,088
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	5,000	5,425
Newfield Exploration Co. Senior Sub. Notes 7.13% due 05/15/18	70,000	74,725
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	11,000	12,727
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/16	35,000	38,090
Pioneer Natural Resources Co. Senior Notes 6.65% due 03/15/17	45,000	49,791
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	5,000	5,388
Range Resources Corp. Company Guar. Notes 5.75% due 06/01/21	30,000	32,475
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	16,650
Range Resources Corp. Company Guar. Notes 7.50% due 10/01/17	15,000	15,937
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21	5,000	4,963
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	19,000	21,984
		507,622
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/41	19,000	21,228
Oil-Field Services — 0.0%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	10,000	9,500
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	3,000	3,120
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	5,000	5,113
		17,733
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/18	45,000	46,800
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	15,000	16,615
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	17,000	18,886
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	7,000	7,000

13

MeadWestvaco Corp. Senior Notes 7.38% due 09/01/19	35,000	40,660
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	13,000	14,780
		144,741
Pharmacy Services — 0.1%
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	22,000	22,267
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	9,000	9,731
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	50,000	50,277
		82,275
Pipelines — 0.8%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	10,000	10,400
El Paso Corp. Senior Notes 7.00% due 06/15/17	125,000	136,956
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	14,000	15,430
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	71,000	77,568
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	20,000	23,323
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	5,000	5,000
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	20,000	21,335
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	105,000	118,361
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/18*	57,000	58,140
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	5,000	5,206
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	225,000	227,282
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	7,000	8,142
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	7,000	7,201
		714,344
Printing-Commercial — 0.1%
Deluxe Corp. Senior Notes 7.38% due 06/01/15	45,000	45,562
Real Estate Investment Trusts — 1.6%
American Tower Corp. Senior Notes 4.50% due 01/15/18	17,000	17,293
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	5,000	4,932
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	5,000	4,922
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	19,000	19,669
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	75,000	75,478
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	125,000	137,071
Duke Realty LP Senior Notes 6.75% due 03/15/20	65,000	71,316
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	45,000	48,150
HCP, Inc. Senior Notes 3.75% due 02/01/16	75,000	76,310
HCP, Inc. Senior Notes 5.38% due 02/01/21	15,000	15,726
HCP, Inc. Senior Notes 6.00% due 01/30/17	125,000	135,250
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/22	141,000	138,138
Host Hotels & Resorts LP Company Guar. Notes 6.00% due 11/01/20	25,000	25,563
Host Hotels & Resorts LP Company Guar. Notes 6.38% due 03/15/15	40,000	40,700
Host Hotels & Resorts LP Company Guar. Notes 6.75% due 06/01/16	55,000	56,513
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	5,000	4,938
Kimco Realty Corp. Senior Notes 5.58% due 11/23/15	175,000	188,220
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	5,000	5,050
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	225,000	234,067
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	100,000	96,515
		1,395,821

14

Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	165,000	180,187
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	10,000	9,750
		189,937
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/16	10,000	9,473
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	135,978
		145,451
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(2)(3)	10,000	1
Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 2.75% due 07/01/13*	80,000	81,350
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	45,000	54,138
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	10,000	10,125
		145,613
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Senior Notes 6.90% due 07/15/17	45,000	48,487
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	20,000	21,650
		70,137
Retail-Auto Parts — 0.3%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	230,000	235,086
Retail-Building Products — 0.3%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	175,000	219,604
Retail-Discount — 0.0%
HSN, Inc. Company Guar. Notes 11.25% due 08/01/16	15,000	16,538
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	7,000	8,373
		24,911
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	88,000	106,472
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30	137,015	151,865
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	9,787	10,004
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	14,000	14,338
		282,679
Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 7.50% due 10/01/19*	55,000	58,987
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	5,000	5,200
Retail-Propane Distribution — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 6.50% due 05/20/21	35,000	34,387
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	40,000	35,200
		69,587
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	40,000	44,699
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	10,000	10,998
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/28	5,000	5,728
		61,425
Retail-Restaurants — 0.0%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	5,000	5,075
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	8,000	8,280
Satellite Telecom — 0.0%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	25,000	26,063
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	19,000	19,454
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	10,000	6,300
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/18*	10,000	9,800

15

Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/21*	15,000	14,700
		24,500
Special Purpose Entities — 0.6%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	13,000	12,998
FUEL Trust Sec. Notes 4.21% due 04/15/16*	461,000	464,914
		477,912
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	10,000	10,100
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	5,000	5,213
		15,313
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	10,000	10,050
Telecom Services — 0.7%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	12,000	14,123
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	16,521
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	25,000	27,188
SBA Tower Trust Sec. Notes 4.25% due 04/15/15*	245,000	251,868
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	190,000	264,616
		574,316
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	10,000	10,205
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 3.88% due 08/15/21	140,000	148,085
AT&T, Inc. Senior Notes 5.50% due 02/01/18	85,000	98,390
AT&T, Inc. Senior Notes 6.30% due 01/15/38	210,000	257,825
AT&T, Inc. Senior Notes 6.45% due 06/15/34	7,000	8,420
BellSouth Corp. Senior Notes 6.55% due 06/15/34	7,000	8,333
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	10,000	9,322
CenturyLink, Inc. Senior Notes 5.15% due 06/15/17	25,000	24,779
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	13,000	13,024
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	15,000	14,719
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	29,000	28,275
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,075
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	66,000	67,485
Qwest Communications International, Inc. Company Guar. Notes 7.13% due 04/01/18	25,000	26,000
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15	35,000	37,289
Windstream Corp. Company Guar. Notes 7.50% due 06/01/22*	45,000	44,887
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	80,000	86,600
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	15,000	16,069
		899,577
Television — 0.3%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	225,000	255,105
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	35,000	44,954
		300,059
Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	90,000	99,093
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	35,000	46,996
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	120,000	161,450
Lorillard Tobacco Co. Company Guar. Notes 3.50% due 08/04/16	20,000	20,230
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	14,000	15,644
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	80,000	95,296
		438,709

16

Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	12,000	13,930
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	7,000	7,194
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	8,000	8,253
		15,447
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	15,000	16,350
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	1,290	1,332
Total U.S. CORPORATE BONDS & NOTES (cost $21,881,759)		22,650,783
FOREIGN CORPORATE BONDS & NOTES — 3.7%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/21*	19,000	19,336
Banks-Commercial — 0.6%
Barclays Bank PLC FRS Jr. Sub. Bonds 5.93% due 12/15/16*(8)	16,000	13,280
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	116,000	104,894
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(8)	9,000	6,930
Commonwealth Bank of Australia Notes 3.25% due 03/17/16*	14,000	14,227
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	68,000	67,064
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	7,000	5,871
Groupe BPCE SA FRS Jr. Sub Notes 2.33% due 03/30/12(8)	23,000	8,491
Nordea Bank AB Sub. Notes 4.88% due 05/13/21*	240,000	202,836
Nordea Bank AB VRS Jr. Sub. Bonds 8.38% due 03/25/15(8)	8,000	8,234
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	10,000	9,778
Toronto-Dominion Bank Senior Notes 2.38% due 10/19/16	12,000	12,211
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(8)	40,000	22,800
		476,616
Banks-Money Center — 0.1%
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	65,000	63,348
Banks-Special Purpose — 0.0%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	28,000	22,678
Beverages-Wine/Spirits — 0.3%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	200,000	225,640
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	90,000	96,300
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Escrow Notes 10.25% due 04/01/05†(2)(3)	20,000	0
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	105,000	111,572
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	10,000	8,255
		119,827
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18	20,000	21,400
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	30,000	32,700
		54,100
Diversified Minerals — 0.0%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	11,000	11,026
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	12,000	15,566
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	8,000	8,912
		35,504
Electric-Generation — 0.1%
Intergen NV Senior Sec. Notes 9.00% due 06/30/17*	75,000	78,937
Electric-Integrated — 0.3%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	245,000	254,555

17

Gold Mining — 0.0%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	9,000	8,941
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	10,000	10,205
		19,146
Insurance-Multi-line — 0.0%
Aegon NV FRS Jr. Sub. Notes 2.40% due 07/15/14(8)	18,000	7,767
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(8)	1,000	850
XL Group PLC Senior Notes 6.38% due 11/15/24	9,000	9,461
		18,078
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	11,000	12,017
Internet Connectivity Services — 0.0%
eAccess, Ltd. Company Guar. Notes 8.25% due 04/01/18*	10,000	9,450
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21	17,000	17,291
Metal-Diversified — 0.2%
Xstrata Canada Financial Corp. Company Guar. Notes 3.60% due 01/15/17*	170,000	171,401
Oil & Gas Drilling — 0.2%
Ensco PLC Senior Notes 4.70% due 03/15/21	8,000	8,331
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	105,000	107,221
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	43,000	45,704
		161,256
Oil Companies-Exploration & Production — 0.1%
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/17*	20,000	20,450
Nexen, Inc. Senior Notes 6.40% due 05/15/37	14,000	14,829
Nexen, Inc. Senior Notes 7.50% due 07/30/39	6,000	7,193
		42,472
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	31,000	31,198
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	240,000	251,382
BP Capital Markets PLC Company Guar. Notes 3.56% due 11/01/21	18,000	18,739
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	16,000	21,583
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	175,000	183,770
Petrobras International Finance Co. Company Guar. Notes 6.88% due 01/20/40	14,000	16,215
		522,887
Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 7.75% due 12/15/17	35,000	34,650
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	10,000	8,575
		43,225
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	13,000	13,044
Steel-Producers — 0.2%
Arcelormittal Senior Notes 3.75% due 08/05/15	150,000	143,397
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	100,000	139,491
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	28,000	25,685
Telecom Italia Capital SA Company Guar. Notes 7.00% due 06/04/18	9,000	8,414
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	185,000	180,523
		354,113
Television — 0.2%
Videotron Ltee Company Guar. Notes 9.13% due 04/15/18	177,000	194,921
Therapeutics — 0.0%
Warner Chilcott Corp. Company Guar. Notes 7.75% due 09/15/18	15,000	15,319
Transport-Rail — 0.0%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	17,000	17,241

18

Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	14,000		14,800
			32,041
Total Foreign Corporate Bonds & Notes (cost $3,222,753)			3,216,899
FOREIGN GOVERNMENT AGENCIES — 1.1%
Regional Authority — 0.0%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	17,000		18,011
Sovereign — 1.1%
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	1,500,000	796,480
Republic of Argentina Senior Bonds 8.28% due 12/31/33(12)	26,346		19,232
Republic of Turkey Senior Bonds 11.88% due 01/15/30	30,000		49,089
Russian Federation Senior Notes 7.50% due 03/31/30(1)	41,750		48,482
United Mexican States Senior Notes 5.95% due 03/19/19	30,000		35,655
United Mexican States Senior Notes 6.05% due 01/11/40	19,000		23,228
			972,166
Total Foreign Government Agencies (cost $1,017,941)			990,177
MUNICIPAL BONDS & NOTES — 1.1%
Municipal Bonds — 1.1%
California State General Obligation Bonds 6.20% due 10/01/19	100,000		113,983
California State General Obligation Bonds 6.51% due 04/01/39	45,000		46,992
California State General Obligation Bonds 7.55% due 04/01/39	185,000		226,203
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	130,000		186,417
Ohio State University Revenue Bonds 4.80% due 06/01/11	18,000		18,635
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	18,000		18,567
State of Illinois General Obligation Bonds 5.67% due 03/01/18	175,000		186,249
State of Illinois General Obligation Bonds 5.88% due 03/01/19	130,000		139,967
Total Municipal Bonds & Notes (cost $810,995)			937,013
U.S. GOVERNMENT AGENCIES — 43.0%
Federal Home Loan Mtg. Corp. — 3.9%
4.00% due 05/01/40	514,211		542,746
4.00% due January TBA	2,000,000		2,097,500
4.50% due 01/01/39	14,802		15,699
5.00% due 12/01/20	11,739		12,653
5.00% due 07/01/21	53,476		57,559
5.00% due 05/01/34	48,082		52,637
5.00% due 07/01/35	12,541		13,493
5.00% due 08/01/35	56,624		60,926
5.00% due 11/01/35	20,279		21,820
5.50% due 07/01/34	27,359		29,801
5.50% due 07/01/35	41,848		45,557
5.50% due 04/01/37	35,986		39,097
5.50% due 05/01/37	24,672		26,905
5.50% due 08/01/37	87,184		95,402
5.50% due 07/01/38	23,807		25,865
6.00% due 09/01/26	109,067		119,824
6.00% due 08/01/36	18,055		19,943
6.50% due 05/01/16	462		475
6.50% due 05/01/29	10,007		11,466
6.50% due 11/01/34	15,712		17,787
6.50% due 03/01/36	23,219		26,140
6.50% due 05/01/36	452		509
6.50% due 11/01/37	13,710		15,383
7.00% due 04/01/32	6,837		7,856
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	13,492		13,553
Series 1577, Class PK
6.50% due 09/15/23(6)	55,111		61,658
Series 1226, Class Z
7.75% due 03/15/22(6)	2,447		2,683
			3,434,937
Federal National Mtg. Assoc. — 28.2%
4.00% due January TBA	12,500,000		13,130,860
4.50% due 01/01/39	22,958		24,450
4.50% due 06/01/39	515,514		553,362
4.56% due 01/01/15	736,549		785,421
4.85% due 11/01/15	770,740		844,311
5.00% due 03/01/18	26,917		29,073
5.00% due 06/01/19	7,993		8,634
5.00% due 07/01/40	70,417		76,152
5.50% due 06/01/20	193,768		210,862
5.50% due 07/01/20	102,453		111,491
5.50% due 03/01/21	134,085		145,913
5.50% due 04/01/21	175,637		190,802
5.50% due 06/01/21	195,758		212,661
5.50% due 10/01/21	157,858		172,918
5.50% due 12/01/21	220,460		239,866
5.50% due 06/01/22	150,035		162,911
5.50% due 05/01/34	9,551		10,441
5.50% due 06/01/34	20,904		22,838
5.50% due 12/01/35	65,758		71,802
5.50% due 06/01/36	1,140,876		1,247,160
5.50% due 12/01/36	2,020		2,204
5.50% due 07/01/38	8,294		9,038
5.50% due January TBA	3,300,000		3,593,390
6.00% due 06/01/17	10,862		11,761
6.00% due 06/01/26	85,340		94,117
6.00% due 03/01/27	110,045		121,328
6.00% due 12/01/33	9,647		10,754
6.00% due 05/01/34	36,583		40,654
6.00% due 07/01/34	3,837		4,264
6.00% due 07/01/38	67,405		74,275
6.00% due January TBA	1,900,000		2,092,078

19

6.50% due 08/01/16	8,208	8,991
6.50% due 09/01/32	26,748	30,377
6.50% due 04/01/34	6,540	7,387
6.50% due 11/01/35	32,179	36,303
6.50% due 02/01/36	77,461	88,597
6.50% due 07/01/36	13,466	15,125
6.50% due 10/01/37	18,047	20,202
7.00% due 06/01/37	118,912	135,817
		24,648,590
Government National Mtg. Assoc. — 10.9%
4.00% due January TBA	3,000,000	3,217,968
4.50% due January TBA	1,700,000	1,852,203
5.00% due 01/15/40	240,472	268,209
5.00% due January TBA	2,900,000	3,212,203
5.50% due 04/15/36	191,715	216,548
6.00% due 02/15/33	74,780	85,104
6.50% due 07/15/28	398,419	461,904
6.50% due 08/15/28	18,903	21,915
6.50% due 09/15/28	35,819	41,527
6.50% due 11/15/28	37,406	43,367
7.00% due 11/15/31	11,054	12,742
7.00% due 01/15/33	17,447	20,317
7.00% due 05/15/33	25,001	29,025
7.50% due 01/15/32	9,298	10,927
8.00% due 02/15/30	2,479	2,866
8.50% due 11/15/17	1,529	1,724
9.00% due 11/15/21	594	700
Government National Mtg. Assoc. REMIC
Series 2005-74, Class HA
7.50% due 09/15/35(6)	1,004	1,143
Series 2005-74, Class HB
7.50% due 09/15/35(6)	8,119	9,295
Series 2005-74, Class HC
7.50% due 09/16/35(6)	4,767	5,477
		9,515,164
Total U.S. Government Agencies (cost $36,745,450)		37,598,691
U.S. GOVERNMENT TREASURIES — 16.3%
United States Treasury Bonds — 4.8%
2.13% due 02/15/40 TIPS(13)	23,048	30,929
2.13% due 02/15/41 TIPS(13)	26,884	36,312
3.75% due 08/15/41	111,000	130,546
3.88% due 08/15/40	375,000	449,531
4.38% due 02/15/38	1,310,000	1,693,584
4.38% due 11/15/39	875,000	1,135,996
4.63% due 02/15/40	6,000	8,093
4.75% due 02/15/41	2,000	2,756
5.25% due 11/15/28	34,000	46,878
6.63% due 02/15/27(14)	450,000	692,437
8.13% due 08/15/19	8,000	11,898
		4,238,960
United States Treasury Notes — 11.5%
0.38% due 06/30/13	2,950,000	2,957,030
0.63% due 07/15/14	825,000	831,381
0.75% due 09/15/13	750,000	756,416
1.50% due 06/30/16	1,070,000	1,106,531
1.75% due 04/15/13	1,000,000	1,019,844
2.13% due 11/30/14	4,000	4,201
2.13% due 08/15/21	28,000	28,718
2.38% due 05/31/18	4,000	4,289
2.63% due 08/15/20	625,000	674,072
3.63% due 08/15/19	2,000	2,316
4.63% due 02/29/12	1,600,000	1,611,437
4.75% due 08/15/17	850,000	1,023,453
		10,019,688
Total U.S. Government Treasuries (cost $13,361,855)		14,258,648
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(2)(3)	32	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16(2)(3)(4) (strike price $500.00)	2	500
ION Media Networks, Inc. Expires 12/18/16(2)(3)(4) (strike price $687.00)	2	300
Total Warrants (cost $33)		800
Total Long-Term Investment Securities (cost $99,284,150)		102,922,061
REPURCHASE AGREEMENTS — 14.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/3/12 in the amount of $196,000 and collateralized by $200,000 of United States Treasury Notes, bearing iterest at 1.00%, due 08/31/16 and having an approximate value of $202,500	$196,000	196,000
Bank of America Securities LLC Joint Repurchase Agreement(15)	3,555,000	3,555,000
BNP Paribas SA Joint Repurchase Agreement(15)	2,595,000	2,595,000
Deutsche Bank AG Joint Repurchase Agreement(15)	850,000	850,000
Royal Bank of Scotland Joint Repurchase Agreement(15)	2,880,000	2,880,000
UBS Securities LLC Joint Repurchase Agreement(15)	2,865,000	2,865,000
Total Repurchase Agreements (cost $12,941,000)		12,941,000
TOTAL INVESTMENTS (cost $112,225,150)(17)	132.5%	115,863,061
Liabilities in excess of other assets	(32.5)	(28,394,021)
NET ASSETS	100.0%	$87,469,040

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $5,817,386 representing 6.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2011.
(2)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $801 representing 0.0% of net assets.

20

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the Multi-Managed Income Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ION Media Networks, Inc.
Expries 12/18/16	03/01/2011	2	$—	$500	$250.00	0.00%
(strike price $500.00)
Warrants

ION Media Networks, Inc.
Expries 12/18/16	11/11/2010	2	—	300	150.00	0.00
(strike price $687.00)				$800		0.00%
Warrants

(5)	Commercial Mortgage Backed Security
(6)	Collateralized Mortgage Obligation
(7)	Interest Only
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	Income may be received in cash or additional bonds at the discretion of the issuer.
(10)	Bond in default
(11)	Company has filed for Chapter 11 bankruptcy protection.
(12)	A portion of the interest was paid in additional bonds.
(13)	Principal amount of security is adjusted for inflation.
(14)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(15)	See Note 2 for details of Joint Repurchase Agreements.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 4 for cost of investments on a tax basis.
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

21

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2011	Unrealized Appreciation (Depreciation)
7	Short	Australian 10YR Bonds	March 2012	$843,386	$851,241	$(7,855)
10	Short	Canadian 10 YR Bonds	March 2012	1,299,436	1,313,767	(14,331)
4	Long	Long Gilt	March 2012	711,833	726,493	14,660
20	Long	U.S. Treasury 2YR Notes	March 2012	4,412,185	4,410,938	(1,247)
11	Short	U.S. Treasury 5YR Notes	March 2012	1,350,846	1,355,836	(4,990)
5	Long	U.S. Treasury 10YR Notes	March 2012	653,098	655,625	2,527
27	Short	U.S. Long Bonds	March 2012	3,887,697	3,909,938	(22,241)
2	Short	U.S. Ultra Bonds	March 2012	320,077	320,375	(298)
						$(33,775)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA, N.A.	BRL	3,100,000	USD	1,653,870	1/4/2012	$—	$(8,106)
	USD	1,653,857	BRL	3,100,000	1/4/2012	8,118	—
	USD	312,994	MXN	4,360,000	3/21/2012	—	(2,458)
						8,118	(10,564)
Royal Bank of Canada	BRL	3,100,000	USD	1,659,344	1/4/2012	—	(2,632)
	BRL	1,558,000	USD	831,687	2/2/2012	2,078	—
	USD	1,659,234	BRL	3,100,000	1/4/2012	2,742	—
						4,820	(2,632)
Net Unrealized Appreciation(Depreciation)						$12,938	$(13,196)

BRL - Brazilian Real

MXN - Mexican Peso

USD - United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$14,308,051	$—		$14,308,051
Preferred Stocks	224,492	16,488	—	240,980
Asset Backed Securities	—	8,720,019	—	8,720,019
U.S. Corporate Bonds & Notes	—	22,435,842	214,941	22,650,783
Foreign Corporate Bonds & Notes	—	3,216,899	0	3,216,899
Foreign Government Agencies	—	990,177	—	990,177
Municipal Bonds & Notes	—	937,013	—	937,013
U.S. Government Agencies	—	37,598,691	—	37,598,691
U.S. Government Treasuries	—	14,258,648	—	14,258,648
Warrants	—	—	800	800
Repurchase Agreements	—	12,941,000	—	12,941,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	17,187	—	—	17,187
Open Forward Foreign Currency Contracts - Appreciation	—	12,938	—	12,938
Total	$14,549,730	$101,127,715	$215,741	$115,893,186
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	50,962	—	—	50,962
Open Forward Foreign Currency Contracts - Depreciation	—	13,196	—	13,196
Total	$50,962	$13,196	$—	$64,158

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants

Balance as of 3/31/2011	$6,050	$443,413	$0	$620
Accrued discounts	—	16	—	—
Accrued premiums	—	(82)	—	—
Realized gain	—	17,386	—	—
Realized loss	—	(350)	—	—
Change in unrealized appreciation (1)	—	266	—	180
Change in unrealized depreciation (1)	(1,050)	(21,862)	—	—
Net purchases	—	—	—	—
Net sales	(5,000)	(214,658)	—	—
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	—	(9,188)	—	—
Balance as of 12/31/2011	$—	$214,941	$0	$800

(1)  The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Warrants
$—	$(6,605)	$—	$180

(2)  The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

22

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2011
(unaudited)

Security Description	Shares/ Principal Amount(16)	Value (Note 1)
COMMON STOCK — 72.3%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	35,100	$341,523
Omnicom Group, Inc.	13,400	597,372
WPP PLC	6,903	72,416
		1,011,311
Advertising Services — 0.0%
Vertis, Inc.†(1)(14)	99	1,895
Aerospace/Defense — 0.9%
Embraer SA ADR	3,708	93,516
Lockheed Martin Corp.	8,690	703,021
MTU Aero Engines Holding AG	353	22,588
National Presto Industries, Inc.	209	19,562
Raytheon Co.	13,400	648,292
		1,486,979
Aerospace/Defense-Equipment — 0.2%
European Aeronautic Defence and Space Co., NV	5,911	184,755
United Technologies Corp.	1,879	137,336
		322,091
Agricultural Biotech — 0.0%
Vilmorin & Cie	28	2,669
Agricultural Chemicals — 0.4%
Agrium, Inc.	116	7,785
CF Industries Holdings, Inc.	67	9,714
Incitec Pivot, Ltd.	1,943	6,180
Intrepid Potash, Inc.†	167	3,779
Monsanto Co.	3,537	247,838
Mosaic Co.	124	6,253
Potash Corp. of Saskatchewan, Inc.	345	14,242
Syngenta AG†	1,336	391,142
Uralkali OJSC	3,430	25,029
Yara International ASA	187	7,504
		719,466
Agricultural Operations — 0.0%
Andersons, Inc.	54	2,358
Archer-Daniels-Midland Co.	321	9,180
Astra Agro Lestari Tbk PT	1,500	3,590
Black Earth Farming, Ltd. SDR†	572	1,151
Bunge, Ltd.	131	7,493
Chaoda Modern Agriculture Holdings, Ltd.(14)	10,000	1,416
Cresud SACIF y A ADR	233	2,654
Golden Agri-Resources, Ltd.	11,000	6,064
GrainCorp., Ltd.	676	5,427
Indofood Agri Resources, Ltd.†	1,000	975
IOI Corp. Bhd	3,500	5,940
Kuala Lumpur Kepong Bhd	800	5,729
KWS Saat AG	12	2,395
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	12,500	3,102
SLC Agricola SA	257	2,136
Wilmar International, Ltd.	2,000	7,710
		67,320
Airlines — 0.4%
AirAsia Bhd	33,500	39,841
Alaska Air Group, Inc.†	966	72,537
Cebu Air, Inc.	29,060	42,939
International Consolidated Airlines Group SA†	22,170	49,927
Southwest Airlines Co.	18,535	158,659
United Continental Holdings, Inc.†	19,800	373,626
US Airways Group, Inc.†	3,446	17,471
		755,000
Apparel Manufacturers — 0.8%
Burberry Group PLC	12,967	238,632
Christian Dior SA	841	99,714
Coach, Inc.	7,987	487,527
VF Corp.	4,157	527,898
		1,353,771
Applications Software — 1.1%
Actuate Corp.†	11,583	67,876
Microsoft Corp.	70,772	1,837,241
Quest Software, Inc.†	1,700	31,620
Verint Systems, Inc.†	1,275	35,114
		1,971,851
Audio/Video Products — 0.4%
Harman International Industries, Inc.	6,500	247,260
Pace PLC	9,849	11,013
Skyworth Digital Holdings, Ltd.	216,000	75,925
Sony Corp.	12,200	219,052
VOXX International Corp.†	5,894	49,804
		603,054
Auto-Cars/Light Trucks — 0.4%
Bayerische Motoren Werke AG	657	44,013
Daimler AG	2,384	104,660
Dongfeng Motor Group Co., Ltd.	6,000	10,352
Fiat SpA	9,219	42,357
Kia Motors Corp.	1,970	114,061
Nissan Motor Co., Ltd.	13,300	119,574
Peugeot SA	8,680	136,045
Suzuki Motor Corp.	8,500	175,809
		746,871
Auto-Heavy Duty Trucks — 0.2%
Fiat Industrial SpA†	8,042	68,955
Hino Motors, Ltd.	22,000	133,481
Navistar International Corp.†	4,072	154,247
		356,683
Auto/Truck Parts & Equipment-Original — 0.4%
Aisin Seiki Co., Ltd.	4,500	128,271
American Axle & Manufacturing Holdings, Inc.†	1,542	15,250
Autoliv, Inc.	3,700	197,913
Hyundai Mobis†	345	87,448
TRW Automotive Holdings Corp.†	4,700	153,220
Valeo SA	472	18,760
		600,862
Auto/Truck Parts & Equipment-Replacement — 0.0%
Douglas Dynamics, Inc.	1,531	22,383
Exide Technologies†	2,260	5,944
Standard Motor Products, Inc.	2,009	40,280
		68,607
Banks-Commercial — 1.9%
Agricultural Bank of China, Ltd.	240,000	103,520

Anglo Irish Bank Corp., Ltd.†(1)(14)	72,610	0
Australia & New Zealand Banking Group, Ltd.	21,033	441,653
Banco Latinoamericano de Comercio Exterior SA, Class E	2,828	45,389
Banco Santander SA	2,233	16,965
Bank Mandiri Tbk PT	96,000	71,464
Bank of Marin Bancorp	509	19,133
Bank of the Ozarks, Inc.	1,668	49,423
Bank Rakyat Indonesia Persero Tbk PT	81,000	60,298
Cardinal Financial Corp.	2,390	25,669
China Construction Bank Corp.	530,000	369,866
Citizens & Northern Corp.	1,511	27,908
Commerzbank AG†	14,762	24,895
DBS Group Holdings, Ltd.	2,000	17,763
East West Bancorp, Inc.	4,372	86,347
Financial Institutions, Inc.	1,559	25,162
First Financial Bancorp	1,227	20,417
Heartland Financial USA, Inc.	1,041	15,969
Home Bancshares, Inc.	1,160	30,056
Industrial & Commercial Bank of China	447,000	265,900
International Bancshares Corp.	2,058	37,734
Kasikornbank PCL NVDR	18,800	72,697
Lloyds Banking Group PLC†	197,605	79,497
MainSource Financial Group, Inc.	2,295	20,265
Mizuho Financial Group, Inc.	151,420	204,595
National Australia Bank, Ltd.	6,997	167,177
National Bank of Canada	500	35,406
Oriental Financial Group, Inc.	1,940	23,493
Popular, Inc.†	9,346	12,991
Republic Bancorp, Inc., Class A	557	12,755
Sberbank of Russia ADR†	23,758	235,679
Southside Bancshares, Inc.	1,827	39,573
Standard Chartered PLC	6,389	139,803
Svenska Handelsbanken AB, Class A	4,356	114,564
Swedbank AB, Class A	8,740	113,218
Trustco Bank Corp.	3,977	22,311
Virginia Commerce Bancorp, Inc.†	3,763	29,088
Washington Banking Co.	1,810	21,557
Webster Financial Corp.	1,174	23,938
Westpac Banking Corp.	9,573	195,825
		3,319,963
Banks-Fiduciary — 0.1%
State Street Corp.	4,100	165,271
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,256	15,775
Banks-Special Purpose — 0.1%
Industrial Bank of Korea†	7,960	86,372
Banks-Super Regional — 1.2%
Fifth Third Bancorp	20,300	258,216
Huntington Bancshares, Inc.	33,100	181,719
PNC Financial Services Group, Inc.	12,300	709,341
US Bancorp	17,900	484,195
Wells Fargo & Co.	17,756	489,355
		2,122,826
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.†	3,719	288,148
EnerSys†	1,778	46,175
		334,323
Beverages-Non-alcoholic — 1.0%
Coca-Cola Co.	9,000	629,730
Dr Pepper Snapple Group, Inc.	16,600	655,368
PepsiCo, Inc.	6,300	418,005
		1,703,103
Beverages-Wine/Spirits — 0.1%
Diageo PLC	9,872	215,634
Synergy Co.†	1,583	15,830
		231,464
Brewery — 0.2%
Anheuser-Busch InBev NV	2,728	167,021
Grupo Modelo SAB de CV, Class C	8,740	55,115
Heineken Holding NV	2,551	104,398
		326,534
Building & Construction Products-Misc. — 0.1%
China National Building Material Co., Ltd.	72,000	81,580
Cie de St. Gobain	376	14,436
Fletcher Building, Ltd.	14,103	67,404
Louisiana-Pacific Corp.†	3,255	26,268
		189,688
Building & Construction-Misc. — 0.0%
Carillion PLC	9,836	45,948
Building Products-Cement — 0.1%
Asia Cement Corp.	34,000	38,178
BBMG Corp.	115,500	76,439
China Shanshui Cement Group, Ltd.	97,000	64,695
		179,312
Building-Heavy Construction — 0.1%
Daelim Industrial Co., Ltd.†	986	76,860
Vinci SA	711	31,066
		107,926
Cable/Satellite TV — 0.7%
British Sky Broadcasting Group PLC	3,564	40,543
Comcast Corp., Class A	8,800	208,648
DIRECTV, Class A†	16,969	725,594
Kabel Deutschland Holding AG†	2,661	135,057
Knology, Inc.†	3,377	47,953
		1,157,795
Capacitors — 0.0%
Kemet Corp.†	1,702	11,999
Casino Hotels — 0.1%
Ameristar Casinos, Inc.	1,795	31,036
Galaxy Entertainment Group, Ltd.†	10,000	18,283
Genting Bhd	30,600	106,183
Trump Entertainment Resorts, Inc.†(1)(14)	12	51
		155,553
Cellular Telecom — 0.6%
China Mobile, Ltd.	16,500	161,248
ENTEL Chile SA	4,153	77,144

MetroPCS Communications, Inc.†	6,900	59,892
NII Holdings, Inc.†	16,224	345,571
NTT DoCoMo, Inc.	31	56,990
Tim Participacoes SA ADR	3,048	78,639
Vodafone Group PLC	104,921	291,504
		1,070,988
Chemicals-Diversified — 1.0%
Arkema SA	332	23,504
BASF SE	3,295	229,817
Bayer AG	703	44,947
Georgia Gulf Corp.†	737	14,364
Innophos Holdings, Inc.	1,867	90,661
Innospec, Inc.†	1,015	28,491
K + S AG	684	30,914
Koninklijke DSM NV	2,685	124,581
Lanxess AG	651	33,702
LyondellBasell Industries NV, Class A	4,200	136,458
Nitto Denko Corp.	6,700	239,727
Nufarm, Ltd.†	968	4,119
PPG Industries, Inc.	7,000	584,430
Sasol, Ltd.	3,242	154,820
Sociedad Quimica y Minera de Chile SA ADR	200	10,770
		1,751,305
Chemicals-Other — 0.0%
American Vanguard Corp.	1,757	23,438
Chemicals-Plastics — 0.0%
PolyOne Corp.	3,738	43,174
Chemicals-Specialty — 0.6%
Albemarle Corp.	6,500	334,815
Cytec Industries, Inc.	4,600	205,390
International Flavors & Fragrances, Inc.	5,600	293,552
Kraton Performance Polymers, Inc.†	1,230	24,969
Minerals Technologies, Inc.	510	28,831
NewMarket Corp.	136	26,943
OM Group, Inc.†	1,785	39,966
WR Grace & Co.†	2,123	97,488
		1,051,954
Circuit Boards — 0.1%
Tripod Technology Corp.	17,870	43,083
TTM Technologies, Inc.†	4,463	48,914
Unimicron Technology Corp.	65,000	76,423
		168,420
Coal — 0.1%
Adaro Energy Tbk PT	286,000	55,828
Alpha Natural Resources, Inc.†	814	16,630
New World Resources PLC, Class A Series A	3,832	26,338
Walter Energy, Inc.	247	14,958
		113,754
Commercial Services — 0.1%
Acacia Research - Acacia Technologies†	1,402	51,187
Arbitron, Inc.	753	25,911
		77,098
Commercial Services-Finance — 0.2%
Advance America Cash Advance Centers, Inc.	4,418	39,541
Alliance Data Systems Corp.†	247	25,649
Cardtronics, Inc.†	1,398	37,830
DFC Global Corp.†	1,291	23,315
Moody’s Corp.	4,816	162,203
TNS, Inc.†	1,879	33,296
		321,834
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	1,413	24,516
Computer Data Security — 0.0%
Gemalto NV	489	23,784
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	2,440	38,040
Computer Services — 1.2%
Accenture PLC, Class A	11,200	596,176
CACI International, Inc., Class A†	418	23,374
Computershare, Ltd.	4,615	37,809
International Business Machines Corp.	6,929	1,274,104
LivePerson, Inc.†	1,912	23,996
Manhattan Associates, Inc.†	965	39,063
SYKES Enterprises, Inc.†	95	1,488
Unisys Corp.†	487	9,599
		2,005,609
Computers — 4.1%
Apple, Inc.†	14,546	5,891,130
Asustek Computer, Inc.	3,660	26,049
Dell, Inc.†	36,005	526,753
Hewlett-Packard Co.	20,649	531,918
Lenovo Group, Ltd.	126,000	84,037
Silicon Graphics International Corp.†	1,155	13,236
		7,073,123
Computers-Integrated Systems — 0.3%
Fujitsu, Ltd.	55,000	285,826
Teradata Corp.†	3,800	184,338
		470,164
Computers-Memory Devices — 0.2%
SanDisk Corp.†	255	12,549
STEC, Inc.†	2,385	20,487
Western Digital Corp.†	7,800	241,410
		274,446
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	671	22,190
Consumer Products-Misc. — 0.5%
Helen of Troy, Ltd.†	714	21,920
Kimberly-Clark Corp.	11,300	831,228
Prestige Brands Holdings, Inc.†	4,457	50,230
		903,378
Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	7,400	127,354
Cosmetics & Toiletries — 0.7%
Elizabeth Arden, Inc.†	2,351	87,081
Kao Corp.	5,400	147,540

Procter & Gamble Co.	14,504	967,562
		1,202,183
Data Processing/Management — 0.4%
Acxiom Corp.†	2,826	34,506
Broadridge Financial Solutions, Inc.	5,500	124,025
Dun & Bradstreet Corp.	5,700	426,531
Fair Isaac Corp.	2,010	72,038
		657,100
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	4,639	18,974
Diagnostic Kits — 0.1%
OraSure Technologies, Inc.†	11,479	104,574
Distribution/Wholesale — 0.4%
Beacon Roofing Supply, Inc.†	2,479	50,150
Core-Mark Holding Co., Inc.	455	18,018
Genuine Parts Co.	8,800	538,560
		606,728
Diversified Banking Institutions — 2.0%
Bank of America Corp.	55,714	309,770
Barclays PLC	97,642	266,959
BNP Paribas SA	6,244	245,267
Citigroup, Inc.	21,508	565,875
Deutsche Bank AG	3,938	150,023
Goldman Sachs Group, Inc.	2,604	235,480
HSBC Holdings PLC	38,536	293,876
JPMorgan Chase & Co.	27,589	917,334
Mitsubishi UFJ Financial Group, Inc.	40,800	173,335
Morgan Stanley	19,800	299,574
		3,457,493
Diversified Financial Services — 0.1%
KB Financial Group, Inc.†	3,450	108,711
Yuanta Financial Holding Co., Ltd.†	75,696	38,624
		147,335
Diversified Manufacturing Operations — 1.8%
3M Co.	1,330	108,701
AZZ, Inc.	428	19,448
Dover Corp.	12,190	707,630
General Electric Co.	51,862	928,848
Invensys PLC	3,017	9,886
Koppers Holdings, Inc.	1,233	42,366
LSB Industries, Inc.†	2,413	67,636
Parker Hannifin Corp.	9,100	693,875
Siemens AG	2,208	211,299
SPX Corp.	6,306	380,063
		3,169,752
Diversified Minerals — 0.2%
BHP Billiton, Ltd.	7,244	255,024
Xstrata PLC	3,230	49,058
		304,082
Diversified Operations — 0.2%
C C Land Holdings, Ltd.	189,000	35,042
LG Corp.†	297	15,830
Siam Cement PCL NVDR	8,200	81,350
Swire Pacific, Ltd., Class A	22,500	271,741
		403,963
Diversified Operations/Commercial Services — 0.1%
Bunzl PLC	6,277	86,174
Drug Delivery Systems — 0.0%
Depomed, Inc.†	2,969	15,379
E-Commerce/Services — 0.7%
Ctrip.com International, Ltd. ADR†	600	14,040
Expedia, Inc.	6,850	198,787
IAC/InterActive Corp.	18,200	775,320
Rakuten, Inc.†	52	55,939
TripAdvisor, Inc.†	6,850	172,688
		1,216,774
E-Marketing/Info — 0.0%
ValueClick, Inc.†	787	12,820
E-Services/Consulting — 0.0%
Websense, Inc.†	1,390	26,035
Electric Products-Misc. — 0.9%
Emerson Electric Co.	15,455	720,049
Hitachi, Ltd.	70,000	367,416
Mitsubishi Electric Corp.	42,000	402,702
		1,490,167
Electric-Generation — 0.2%
AES Corp.†	30,423	360,208
China Resources Power Holdings Co., Ltd.	10,000	19,185
Electric Power Development Co., Ltd.	1,100	29,254
		408,647
Electric-Integrated — 1.7%
Alliant Energy Corp.	4,482	197,701
Ameren Corp.	4,400	145,772
American Electric Power Co., Inc.	5,087	210,144
Chubu Electric Power Co., Inc.	2,200	41,073
CMS Energy Corp.	8,600	189,888
EDP - Energias de Portugal SA	71,907	222,520
Enel SpA	30,241	123,054
Entergy Corp.	3,800	277,590
Exelon Corp.	16,400	711,268
Fortum Oyj	1,081	23,071
GDF Suez	708	19,353
International Power PLC	2,542	13,312
Origin Energy, Ltd.	2,148	29,308
Public Power Corp. SA	2,898	14,140
RWE AG	1,576	55,379
TECO Energy, Inc.	26,600	509,124
Westar Energy, Inc.	6,187	178,062
		2,960,759
Electric-Transmission — 0.2%
Red Electrica Corp. SA	6,830	292,286
Electronic Components-Misc. — 0.1%
Hon Hai Precision Industry Co., Ltd.	50,252	137,584
Electronic Components-Semiconductors — 0.9%
Advanced Micro Devices, Inc.†	2,400	12,960
Ceva, Inc.†	1,023	30,956
Entropic Communications, Inc.†	6,251	31,943

First Solar, Inc.†	523	17,656
GT Advanced Technologies, Inc.†	879	6,364
Infineon Technologies AG	14,235	107,152
Integrated Silicon Solution, Inc.†	958	8,756
Intel Corp.	15,304	371,122
OmniVision Technologies, Inc.†	1,194	14,609
QLogic Corp.†	27,058	405,870
Samsung Electronics Co., Ltd.	520	477,569
Spreadtrum Communications, Inc. ADR	400	8,352
		1,493,309
Electronic Connectors — 0.1%
Thomas & Betts Corp.†	1,940	105,924
Electronic Parts Distribution — 0.2%
Tech Data Corp.†	6,273	309,949
Electronic Security Devices — 0.0%
Tyco International, Ltd.	700	32,697
Electronics-Military — 0.3%
L-3 Communications Holdings, Inc.	7,700	513,436
Energy-Alternate Sources — 0.0%
China WindPower Group, Ltd.†	1,280,000	47,794
Engineering/R&D Services — 0.5%
ABB, Ltd.†	18,310	344,640
Fluor Corp.	4,515	226,879
KEPCO Engineering & Construction Co., Inc.†	787	63,261
KEPCO Plant Service & Engineering Co., Ltd.†	1,170	41,844
Samsung Engineering Co., Ltd.†	223	39,006
SembCorp Industries, Ltd.	37,000	115,531
Singapore Technologies Engineering, Ltd.	17,000	35,257
		866,418
Enterprise Software/Service — 0.7%
CA, Inc.	13,000	262,795
Concur Technologies, Inc.†	527	26,766
MicroStrategy, Inc., Class A†	363	39,320
Oracle Corp.	27,550	706,657
SAP AG	1,396	73,807
Taleo Corp., Class A†	497	19,229
Ultimate Software Group, Inc.†	407	26,504
		1,155,078
Entertainment Software — 0.0%
Konami Corp.	2,500	74,867
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	1,747	37,718
Filtration/Separation Products — 0.0%
Polypore International, Inc.†	1,045	45,970
Finance-Consumer Loans — 0.1%
African Bank Investments, Ltd.	15,899	67,554
Nelnet, Inc., Class A	1,380	33,769
Portfolio Recovery Associates, Inc.†	671	45,306
World Acceptance Corp.†	470	34,545
		181,174
Finance-Credit Card — 0.2%
American Express Co.	6,400	301,888
Finance-Investment Banker/Broker — 0.1%
FXCM, Inc., Class A	4,211	41,057
Interactive Brokers Group, Inc., Class A	3,161	47,226
Macquarie Group, Ltd.	581	14,137
		102,420
Finance-Leasing Companies — 0.1%
ORIX Corp.	2,310	190,874
Finance-Other Services — 0.2%
MarketAxess Holdings, Inc.	312	9,394
NASDAQ OMX Group, Inc.†	11,900	291,669
		301,063
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	8,878	116,657
Food-Baking — 0.1%
Yamazaki Baking Co., Ltd.	14,000	183,890
Food-Catering — 0.1%
Compass Group PLC	11,396	108,135
Food-Dairy Products — 0.0%
Glanbia PLC	406	2,438
Food-Meat Products — 0.0%
BRF - Brasil Foods SA ADR	324	6,334
Maple Leaf Foods, Inc.	262	2,785
Smithfield Foods, Inc.†	148	3,594
Tyson Foods, Inc., Class A	258	5,325
		18,038
Food-Misc. — 0.7%
Ajinomoto Co., Inc.	2,000	24,009
Associated British Foods PLC	2,217	38,114
Chiquita Brands International, Inc.†	114	951
Corn Products International, Inc.	135	7,100
Danone	1,006	63,239
Kerry Group PLC, Class A	5,225	191,276
Nestle SA	7,572	435,312
Unilever NV CVA	6,846	235,422
Unilever PLC	1,326	44,542
Zhongpin, Inc.†	10,166	86,614
		1,126,579
Food-Retail — 0.8%
Koninklijke Ahold NV	23,489	316,319
Kroger Co.	14,800	358,456
Safeway, Inc.	29,154	613,400
Tesco PLC	8,084	50,651
WM Morrison Supermarkets PLC	11,073	56,094
		1,394,920
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.	23,500	38,591
Spartan Stores, Inc.	1,240	22,940
		61,531
Footwear & Related Apparel — 0.0%
Iconix Brand Group, Inc.†	1,434	23,360
Steven Madden, Ltd.†	987	34,051
		57,411

Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	2,363	52,742
Gambling (Non-Hotel) — 0.0%
OPAP SA	7,047	62,294
Gas-Distribution — 0.1%
Centrica PLC	13,715	61,619
Toho Gas Co., Ltd.	12,000	76,394
Tokyo Gas Co., Ltd.	11,000	50,591
		188,604
Gold Mining — 0.0%
Gold Fields, Ltd.	3,270	50,473
Home Furnishings — 0.1%
La-Z-Boy, Inc.†	3,447	41,019
Select Comfort Corp.†	1,568	34,010
Tempur-Pedic International, Inc.†	730	38,347
		113,376
Hotels/Motels — 0.1%
Home Inns & Hotels Management, Inc. ADR†	2,273	58,643
Wyndham Worldwide Corp.	4,400	166,452
		225,095
Housewares — 0.0%
Libbey, Inc.†	2,102	26,779
Human Resources — 0.0%
Randstad Holding NV	921	27,249
Import/Export — 0.2%
Marubeni Corp.	7,000	42,653
Mitsui & Co., Ltd.	6,100	94,864
Toyota Tsusho Corp.	8,600	152,067
		289,584
Independent Power Producers — 0.1%
NRG Energy, Inc.†	9,200	166,704
Industrial Automated/Robotic — 0.1%
Deepocean Group (Shell)†(1)(2)(14)	1,109	18,853
Hollysys Automation Technologies, Ltd.†	9,273	77,151
		96,004
Instruments-Controls — 0.6%
Honeywell International, Inc.	17,300	940,255
Instruments-Scientific — 0.4%
FEI Co.†	1,899	77,441
Waters Corp.†	7,800	577,590
		655,031
Insurance-Life/Health — 0.5%
Aflac, Inc.	7,300	315,798
American Equity Investment Life Holding Co.	3,764	39,146
Aviva PLC	42,985	200,801
CNO Financial Group, Inc.†	5,236	33,039
Protective Life Corp.	1,203	27,140
Prudential PLC	10,053	99,684
StanCorp Financial Group, Inc.	848	31,164
Swiss Life Holding AG†	1,549	142,482
Symetra Financial Corp.	2,553	23,156
		912,410
Insurance-Multi-line — 0.6%
ACE, Ltd.	821	57,569
Allianz SE	1,480	141,574
American Financial Group, Inc.	1,262	46,555
Assurant, Inc.	7,800	320,268
AXA SA	1,638	21,295
Hartford Financial Services Group, Inc.	18,800	305,500
ING Groep NV CVA†	8,905	64,081
Ping An Insurance Group Co.	5,000	33,026
		989,868
Insurance-Property/Casualty — 0.5%
American Safety Insurance Holdings, Ltd.†	1,929	41,956
Amtrust Financial Services, Inc.	692	16,435
Arch Capital Group, Ltd.†	3,776	140,580
Chubb Corp.	3,500	242,270
Tokio Marine Holdings, Inc.	10,200	225,945
Travelers Cos., Inc.	3,100	183,427
		850,613
Insurance-Reinsurance — 0.6%
Aspen Insurance Holdings, Ltd.	1,292	34,238
Berkshire Hathaway, Inc., Class B†	6,800	518,840
Endurance Specialty Holdings, Ltd.	6,000	229,500
Maiden Holdings, Ltd.	2,561	22,434
RenaissanceRe Holdings, Ltd.	2,419	179,901
SCOR SE	773	18,068
Swiss Re AG†	699	35,624
Transatlantic Holdings, Inc.	402	22,002
		1,060,607
Internet Application Software — 0.1%
Tencent Holdings, Ltd.	6,300	126,542
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,188	8,126
Internet Content-Entertainment — 0.0%
Perfect World Co., Ltd. ADR†	4,869	50,978
Internet Incubators — 0.0%
HomeAway, Inc.†	769	17,879
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	1,981	47,366
Internet Telephone — 0.0%
BroadSoft, Inc.†	586	17,697
Intimate Apparel — 0.0%
Warnaco Group, Inc.†	1,219	60,999
Investment Companies — 0.2%
Arlington Asset Investment Corp., Class A	810	17,277
Gladstone Investment Corp.	2,595	18,866
Israel Corp., Ltd.	266	166,119
Kinnevik Investment AB, Class B	7,359	143,394
		345,656
Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.†	3,500	335,825

National Financial Partners Corp.†	1,252	16,927
		352,752
Lasers-System/Components — 0.0%
Coherent, Inc.†	258	13,486
Newport Corp.†	966	13,147
		26,633
Leisure Products — 0.0%
Brunswick Corp.	2,071	37,402
Machinery-Construction & Mining — 0.0%
China National Materials Co., Ltd.	170,000	60,413
Machinery-Electrical — 0.3%
Franklin Electric Co., Inc.	922	40,162
Fuji Electric Co., Ltd.	47,000	128,843
Regal-Beloit Corp.	5,900	300,723
		469,728
Machinery-Farming — 0.0%
AGCO Corp.†	282	12,118
CNH Global NV†	214	7,702
Deere & Co.	169	13,072
Lindsay Corp.	100	5,489
		38,381
Machinery-General Industrial — 0.2%
Applied Industrial Technologies, Inc.	2,183	76,776
Chart Industries, Inc.†	1,223	66,128
DXP Enterprises, Inc.†	1,391	44,790
Metso Oyj	891	33,039
Rheinmetall AG	766	33,940
Sauer-Danfoss, Inc.†	741	26,832
Wabtec Corp.	453	31,687
		313,192
Machinery-Material Handling — 0.0%
Cascade Corp.	1,074	50,660
NACCO Industries, Inc., Class A	171	15,257
		65,917
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	914	32,703
Medical Imaging Systems — 0.0%
MELA Sciences, Inc.†	5,219	19,258
Medical Information Systems — 0.0%
athenahealth, Inc.†	379	18,617
Computer Programs & Systems, Inc.	284	14,515
		33,132
Medical Instruments — 0.1%
CONMED Corp.†	2,157	55,370
Kensey Nash Corp.	816	15,659
Synergetics USA, Inc.†	2,932	21,638
Thoratec Corp.†	684	22,955
		115,622
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	4,200	361,074
Medical Products — 0.4%
ABIOMED, Inc.†	1,935	35,740
Biosensors International Group, Ltd.†	40,000	44,100
Coloplast A/S, Class B	598	86,004
Cooper Cos., Inc.	653	46,050
Covidien PLC	3,600	162,036
Fresenius SE & Co. KGaA	1,915	177,162
Greatbatch, Inc.†	2,075	45,858
Synthes, Inc.*(1)	769	128,944
Zoll Medical Corp.†	395	24,956
		750,850
Medical-Biomedical/Gene — 0.6%
Cambrex Corp.†	3,747	26,904
Cubist Pharmaceuticals, Inc.†	2,136	84,628
Gilead Sciences, Inc.†	20,300	830,879
Medicines Co.†	1,274	23,747
Momenta Pharmaceuticals, Inc.†	733	12,747
RTI Biologics, Inc.†	7,755	34,432
Spectrum Pharmaceuticals, Inc.†	2,614	38,243
United Therapeutics Corp.†	418	19,751
		1,071,331
Medical-Drugs — 4.1%
Abbott Laboratories	4,500	253,035
Allergan, Inc.	9,500	833,530
Astellas Pharma, Inc.	2,300	93,530
AstraZeneca PLC	6,317	291,857
Elan Corp. PLC ADR†	5,273	72,451
Eli Lilly & Co.	15,384	639,359
Endo Pharmaceuticals Holdings, Inc.†	5,980	206,489
Forest Laboratories, Inc.†	18,846	570,280
GlaxoSmithKline PLC	20,284	463,538
Grifols SA ADR†	9,020	49,879
Hi-Tech Pharmacal Co., Inc.†	1,052	40,912
Jazz Pharmaceuticals, Inc.†	3,546	136,982
Johnson & Johnson	13,587	891,036
Medicis Pharmaceutical Corp., Class A	915	30,424
Merck & Co., Inc.	12,576	474,115
Mitsubishi Tanabe Pharma Corp.	5,000	79,122
Novartis AG	6,491	371,092
Orion Oyj, Class B	3,319	64,649
Pernix Therapeutics Holdings†	1,374	12,723
Pfizer, Inc.	36,223	783,866
Roche Holding AG	800	135,590
Salix Pharmaceuticals, Ltd.†	691	33,064
Sanofi	6,440	473,010
Viropharma, Inc.†	4,072	111,532
		7,112,065
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	3,379	110,595
Teva Pharmaceutical Industries, Ltd. ADR	1,967	79,388
		189,983
Medical-HMO — 1.1%
Aetna, Inc.	9,705	409,454
Centene Corp.†	1,235	48,894
Humana, Inc.	4,300	376,723
Magellan Health Services, Inc.†	990	48,975
Metropolitan Health Networks, Inc.†	4,266	31,867
Molina Healthcare, Inc.†	1,758	39,256

Triple-S Management Corp., Class B†	1,872	37,477
UnitedHealth Group, Inc.	15,363	778,597
WellCare Health Plans, Inc.†	746	39,165
		1,810,408
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.†	3,155	37,134
Medical-Outpatient/Home Medical — 0.1%
Air Methods Corp.†	241	20,352
Amedisys, Inc.†	379	4,135
Amsurg Corp.†	1,079	28,097
Gentiva Health Services, Inc.†	742	5,009
Lincare Holdings, Inc.	903	23,216
		80,809
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	11,500	427,685
Cardinal Health, Inc.	8,300	337,063
Suzuken Co., Ltd.	2,700	74,858
		839,606
Metal Processors & Fabrication — 0.2%
LB Foster Co., Class A	490	13,862
SKF AB, Class B	11,841	250,514
		264,376
Metal-Copper — 0.4%
First Quantum Minerals, Ltd.	310	6,101
Freeport-McMoRan Copper & Gold, Inc.	18,500	680,615
Sterlite Industries India, Ltd. ADR	7,171	49,695
		736,411
Metal-Diversified — 0.2%
Rio Tinto, Ltd.	6,656	410,508
Metal-Iron — 0.3%
Fortescue Metals Group, Ltd.	7,324	31,987
Rio Tinto PLC	6,228	302,253
Vale SA ADR	6,061	130,008
		464,248
Mining — 0.0%
Zijin Mining Group Co., Ltd.	66,000	24,729
Miscellaneous Manufacturing — 0.0%
Trimas Corp.†	3,477	62,412
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	807	39,196
Multimedia — 0.6%
Media Nusantara Citra Tbk PT	748,500	108,137
News Corp., Class A†	14,165	252,704
Pearson PLC	1,116	20,971
Viacom, Inc., Class B	9,915	450,240
Walt Disney Co.	4,000	150,000
		982,052
Networking Products — 0.2%
Anixter International, Inc.†	436	26,003
Cisco Systems, Inc.	11,501	207,938
Ixia†	3,489	36,670
		270,611
Non-Ferrous Metals — 0.0%
Horsehead Holding Corp.†	1,188	10,704
Office Automation & Equipment — 0.1%
Canon, Inc.	4,900	217,085
Office Supplies & Forms — 0.1%
Societe BIC SA	1,286	114,012
Oil & Gas Drilling — 0.0%
Unit Corp.†	707	32,805
Oil Companies-Exploration & Production — 0.7%
Canadian Natural Resources, Ltd.	1,900	71,151
Clayton Williams Energy, Inc.†	480	36,422
CNOOC, Ltd.	41,000	71,900
Compton Petroleum Corp.†	1,507	6,405
Contango Oil & Gas Co.†	609	35,432
Energy Partners, Ltd.†	2,066	30,164
Gazprom OAO ADR (OTC US)	26,179	279,618
Gazprom OAO ADR (LSE)	928	9,892
Inpex Corp.	12	75,614
Nexen, Inc.	1,323	21,051
Occidental Petroleum Corp.	1,489	139,519
OGX Petroleo e Gas Participacoes SA†	12,176	88,909
Rosetta Resources, Inc.†	931	40,498
Stone Energy Corp.†	3,853	101,642
Swift Energy Co.†	1,879	55,844
Tullow Oil PLC	2,410	52,473
Vaalco Energy, Inc.†	4,129	24,939
W&T Offshore, Inc.	2,027	42,993
		1,184,466
Oil Companies-Integrated — 4.6%
BG Group PLC	15,276	326,556
BP PLC	32,562	232,869
Chevron Corp.	9,643	1,026,015
ConocoPhillips	11,540	840,920
ENI SpA	11,047	228,904
Exxon Mobil Corp.	34,093	2,889,723
LUKOIL OAO ADR	2,575	136,346
Marathon Oil Corp.	12,700	371,729
Marathon Petroleum Corp.	6,450	214,721
Murphy Oil Corp.	10,500	585,270
Pacific Rubiales Energy Corp.	3,038	55,854
Petroleo Brasileiro SA ADR	3,931	97,685
Royal Dutch Shell PLC, Class A (Euronext)	3,707	135,058
Royal Dutch Shell PLC, Class A (LSE)	1,111	40,909
Royal Dutch Shell PLC, Class B	7,500	285,830
Statoil ASA	9,842	252,597
Total SA	4,288	219,215
		7,940,201
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	15,300	752,607
Oil Refining & Marketing — 0.8%
Caltex Australia, Ltd.	11,069	133,253
CVR Energy, Inc.†	2,038	38,172
HollyFrontier Corp.	10,300	241,020
Tesoro Corp.†	10,100	235,936
Valero Energy Corp.	34,600	728,330
Western Refining, Inc.	1,670	22,194
		1,398,905

Oil-Field Services — 1.0%
Basic Energy Services, Inc.†	2,987	58,844
Eurasia Drilling Co, Ltd. GDR	2,282	53,627
Halliburton Co.	9,690	334,402
Helix Energy Solutions Group, Inc.†	4,166	65,823
Key Energy Services, Inc.†	4,972	76,917
Newpark Resources, Inc.†	4,335	41,182
Oceaneering International, Inc.	17,300	798,049
Petrofac, Ltd.	4,533	101,443
Schlumberger, Ltd.	2,500	170,775
Stallion Oilfield Services, Ltd.†(14)	203	6,800
Superior Energy Services, Inc.†	961	27,331
Technip SA	622	58,461
		1,793,654
Optical Supplies — 0.0%
STAAR Surgical Co.†	2,751	28,858
Paper & Related Products — 0.4%
Boise, Inc.	2,443	17,394
Domtar Corp.	2,202	176,072
KapStone Paper and Packaging Corp.†	3,622	57,011
MeadWestvaco Corp.	12,336	369,463
		619,940
Petrochemicals — 0.0%
Formosa Chemicals & Fibre Corp.	11,000	29,027
TPC Group, Inc.†	1,546	36,068
		65,095
Pharmacy Services — 0.4%
Medco Health Solutions, Inc.†	11,400	637,260
Omnicare, Inc.	2,377	81,888
SXC Health Solutions Corp.†	546	30,838
		749,986
Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,151	32,263
Harbin Electric Co., Ltd.	42,000	36,502
Powell Industries, Inc.†	415	12,981
Schneider Electric SA	726	38,224
		119,970
Printing-Commercial — 0.2%
Deluxe Corp.	2,187	49,776
R.R. Donnelley & Sons Co.	14,300	206,349
		256,125
Private Equity — 0.0%
3i Group PLC	15,756	44,289
Publishing-Books — 0.0%
Scholastic Corp.	799	23,946
Real Estate Investment Trusts — 1.9%
Agree Realty Corp.	1,234	30,085
American Capital Agency Corp.	518	14,545
American Tower Corp., Class A	7,100	426,071
Annaly Capital Management, Inc.	20,200	322,392
Anworth Mortgage Asset Corp.	3,283	20,617
Ashford Hospitality Trust, Inc.	3,031	24,248
AvalonBay Communities, Inc.	1,100	143,660
British Land Co. PLC	4,133	29,686
CBL & Associates Properties, Inc.	3,164	49,675
CFS Retail Property Trust	12,023	20,721
CommonWealth REIT	5,455	90,771
CubeSmart	2,115	22,504
Dexus Property Group	18,538	15,737
Education Realty Trust, Inc.	3,803	38,905
Equity Residential	2,300	131,169
Extra Space Storage, Inc.	1,062	25,732
FelCor Lodging Trust, Inc.†	19,616	59,829
First Industrial Realty Trust, Inc.†	2,146	21,954
Glimcher Realty Trust	2,811	25,861
Invesco Mortgage Capital, Inc.	1,174	16,495
Lexington Realty Trust	4,596	34,424
LTC Properties, Inc.	1,754	54,128
MFA Financial, Inc.	2,647	17,788
Mission West Properties, Inc.	2,231	20,124
National Health Investors, Inc.	1,846	81,187
Newcastle Investment Corp.	6,172	28,700
Omega Healthcare Investors, Inc.	1,317	25,484
PS Business Parks, Inc.	824	45,674
Rayonier, Inc.	15,350	685,071
Saul Centers, Inc.	639	22,633
Simon Property Group, Inc.	2,000	257,880
Starwood Property Trust, Inc.	897	16,603
Universal Health Realty Income Trust	413	16,107
Urstadt Biddle Properties, Inc., Class A	1,306	23,612
Westfield Retail Trust	54,747	139,428
Weyerhaeuser Co.	10,800	201,636
		3,201,136
Real Estate Management/Services — 0.1%
BR Malls Participacoes SA	14,855	144,309
Mitsubishi Estate Co., Ltd.	2,000	29,882
		174,191
Real Estate Operations & Development — 0.3%
Cheung Kong Holdings, Ltd.	5,000	59,582
China Overseas Land & Investment, Ltd.	22,000	36,768
Guangzhou R&F Properties Co., Ltd.	60,000	47,511
Hang Lung Group, Ltd.	30,000	163,392
Henderson Land Development Co., Ltd.	3,000	14,910
LSR Group OJSC GDR (OTC US)	3,153	10,632
LSR Group OJSC GDR (LSE)	6,431	21,686
Mitsui Fudosan Co., Ltd.	2,000	29,154
Soho China, Ltd.	29,500	19,675
St. Joe Co.†	3,032	44,449
Wheelock & Co., Ltd.	18,000	44,591
		492,350
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	2,828	20,786
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	4,562	48,904
Dollar Thrifty Automotive Group, Inc.†	480	33,725
Localiza Rent a Car SA	6,016	82,568
Rent-A-Center, Inc.	724	26,788
		191,985
Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	1,122	19,298

Retail-Apparel/Shoe — 1.0%
Aeropostale, Inc.†	436	6,649
ANN, Inc.†	1,384	34,295
Ascena Retail Group, Inc.†	1,309	38,903
Buckle, Inc.	1,172	47,900
Cato Corp., Class A	665	16,093
DSW, Inc., Class A	1,093	48,322
Express, Inc.†	2,541	50,668
Finish Line, Inc., Class A	3,475	67,015
Foot Locker, Inc.	17,500	417,200
Genesco, Inc.†	694	42,848
Inditex SA	1,859	152,252
Jos. A. Bank Clothiers, Inc.†	646	31,499
Limited Brands, Inc.	10,500	423,675
Men’s Wearhouse, Inc.	1,327	43,008
Next PLC	5,190	220,604
PVH Corp.	363	25,588
Stella International Holdings, Ltd.	5,500	11,954
Wet Seal, Inc., Class A†	8,732	28,466
		1,706,939
Retail-Appliances — 0.0%
Conn’s, Inc.†	2,821	31,313
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	5,700	396,891
Retail-Automobile — 0.1%
Sonic Automotive, Inc., Class A	7,790	115,370
Retail-Building Products — 0.1%
Kingfisher PLC	33,760	131,440
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	7,556	182,326
Retail-Consumer Electronics — 0.0%
GOME Electrical Appliances Holdings, Ltd.	47,000	10,893
JB Hi-Fi, Ltd.	1,106	12,771
		23,664
Retail-Convenience Store — 0.1%
Lawson, Inc.	1,300	81,155
Retail-Discount — 1.0%
Big Lots, Inc.†	1,718	64,872
Costco Wholesale Corp.	2,400	199,968
Gordmans Stores, Inc.†	597	7,504
HSN, Inc.	965	34,991
Wal-Mart Stores, Inc.	24,425	1,459,638
		1,766,973
Retail-Drug Store — 0.5%
CVS Caremark Corp.	12,400	505,672
Walgreen Co.	10,900	360,354
		866,026
Retail-Home Furnishings — 0.0%
Lewis Group, Ltd.	3,501	34,760
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	704	30,948
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	9,100	350,350
Retail-Major Department Stores — 0.5%
Hyundai Department Store Co., Ltd.†	248	35,090
Myer Holdings, Ltd.	6,082	12,037
PPR	302	43,249
TJX Cos., Inc.	12,900	832,695
		923,071
Retail-Misc./Diversified — 0.0%
Elders, Ltd.†	5,801	1,542
Sally Beauty Holdings, Inc.†	1,768	37,358
		38,900
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	676	31,522
EZCORP, Inc., Class A†	2,716	71,621
		103,143
Retail-Regional Department Stores — 0.0%
Dillard’s, Inc., Class A	679	30,474
PCD Stores Group, Ltd.	284,000	39,492
		69,966
Retail-Restaurants — 0.6%
AFC Enterprises, Inc.†	6,968	102,430
Arcos Dorados Holdings, Inc., Class A	3,039	62,391
Brinker International, Inc.	1,926	51,540
Denny’s Corp.†	12,149	45,680
DineEquity, Inc.†	801	33,810
Domino’s Pizza, Inc.†	1,534	52,079
McDonald’s Corp.	3,169	317,946
Papa John’s International, Inc.†	1,499	56,482
Starbucks Corp.	2,600	119,626
Wendy’s Co.	23,400	125,424
		967,408
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	6,069	127,085
GeoEye, Inc.†	820	18,220
Loral Space & Communications, Inc.†	659	42,756
		188,061
Savings & Loans/Thrifts — 0.1%
Flushing Financial Corp.	2,847	35,958
Hudson City Bancorp, Inc.	28,000	175,000
		210,958
Schools — 0.0%
Career Education Corp.†	968	7,715
Lincoln Educational Services Corp.	897	7,086
		14,801
Seismic Data Collection — 0.1%
Cie Generale de Geophysique - Veritas†	7,818	183,447
Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	1,719	27,246
Cypress Semiconductor Corp.†	3,256	54,994
QUALCOMM, Inc.	4,193	229,357
Taiwan Semiconductor Manufacturing Co., Ltd.	21,039	52,669
		364,266
Semiconductor Equipment — 0.9%
Applied Materials, Inc.	61,000	653,310
Entegris, Inc.†	5,655	49,340

Kulicke & Soffa Industries, Inc.†	4,943	45,723
Nanometrics, Inc.†	1,188	21,883
Nova Measuring Instruments, Ltd.†	3,518	25,927
Novellus Systems, Inc.†	8,069	333,169
Photronics, Inc.†	3,934	23,919
Teradyne, Inc.†	33,992	463,311
Ultratech, Inc.†	500	12,285
		1,628,867
Shipbuilding — 0.1%
Samsung Heavy Industries Co., Ltd.†	1,850	44,805
Yangzijiang Shipbuilding Holdings, Ltd.	267,000	187,325
		232,130
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	3,037	149,983
Steel-Producers — 0.1%
ArcelorMittal	434	7,937
Voestalpine AG	4,351	122,030
		129,967
Sugar — 0.0%
Tate & Lyle PLC	461	5,044
Telecom Services — 0.3%
Allot Communications, Ltd.†	2,464	37,453
BCE, Inc.	742	30,933
Chorus, Ltd.†	21,416	52,011
Lumos Networks Corp.	941	14,435
NeuStar, Inc., Class A†	1,520	51,938
Premiere Global Services, Inc.†	2,320	19,650
Tele2 AB, Class B	4,704	91,523
Telecity Group PLC†	2,819	28,325
Telecom Corp. of New Zealand, Ltd.	101,916	164,216
Telenet Group Holding NV†	907	34,618
USA Mobility, Inc.	1,760	24,411
		549,513
Telecommunication Equipment — 0.1%
ADTRAN, Inc.	543	16,377
Harris Corp.	4,000	144,160
Plantronics, Inc.	636	22,667
		183,204
Telephone-Integrated — 1.6%
AT&T, Inc.	22,588	683,061
BT Group PLC	97,543	289,184
Cincinnati Bell, Inc.†	18,204	55,158
Deutsche Telekom AG	8,133	93,314
France Telecom SA	9,684	152,094
Nippon Telegraph & Telephone Corp.	4,500	230,057
Verizon Communications, Inc.	29,482	1,182,818
		2,685,686
Television — 0.1%
Belo Corp., Class A	2,931	18,465
Metropole Television SA	3,502	52,237
Sinclair Broadcast Group, Inc., Class A	5,900	66,847
		137,549
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	2,355	33,488
Textile-Products — 0.1%
Cia Hering	5,317	92,529
Therapeutics — 0.1%
BioMarin Pharmaceutical, Inc.†	596	20,491
ISTA Pharmaceuticals, Inc.†	4,249	29,956
Onyx Pharmaceuticals, Inc.†	655	28,787
Questcor Pharmaceuticals, Inc.†	773	32,141
		111,375
Tobacco — 1.3%
British American Tobacco PLC	1,894	89,874
Imperial Tobacco Group PLC	457	17,282
Japan Tobacco, Inc.	62	291,594
KT&G Corp.	1,374	97,086
Lorillard, Inc.	3,200	364,800
Philip Morris International, Inc.	16,688	1,309,674
		2,170,310
Tools-Hand Held — 0.0%
Asahi Diamond Industrial Co., Ltd.	1,700	20,540
Toys — 0.1%
Leapfrog Enterprises, Inc.†	14,416	80,585
Transactional Software — 0.0%
InnerWorkings, Inc.†	2,065	19,225
Synchronoss Technologies, Inc.†	948	28,639
		47,864
Transport-Rail — 0.3%
Central Japan Railway Co.	40	337,794
Genesee & Wyoming, Inc., Class A†	1,540	93,293
		431,087
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	63,000	68,729
Deutsche Post AG	1,700	26,139
Viterra, Inc.	564	5,946
		100,814
Transport-Truck — 0.0%
Hitachi Transport System, Ltd.	800	13,740
Swift Transporation Co.†	5,890	48,534
		62,274
Travel Services — 0.0%
TUI Travel PLC	12,285	31,632
Vitamins & Nutrition Products — 0.1%
GNC Holdings, Inc., Class A†	2,301	66,614
USANA Health Sciences, Inc.†	574	17,432
		84,046
Water Treatment Systems — 0.0%
Duoyuan Global Water, Inc. ADR†(1)(14)	1,788	6,937
Web Hosting/Design — 0.0%
NIC, Inc.	1,692	22,521
Web Portals/ISP — 0.8%
Baidu, Inc. ADR†	432	50,315
Google, Inc., Class A†	2,150	1,388,685

InfoSpace, Inc.†	1,441	15,837
		1,454,837
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	508	9,408
HTC Corp.	2,000	32,828
InterDigital, Inc.	329	14,335
Nokia Oyj	1,114	5,439
RF Micro Devices, Inc.†	6,930	37,422
Telefonaktiebolaget LM Ericsson, Class B	2,677	27,384
Wistron NeWeb Corp.	24,649	40,296
		167,112
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	2,826	28,712
Total Common Stock (cost $119,712,239)		124,694,881
CONVERTIBLE PREFERRED STOCK — 0.1%
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Series B 4.75%	703	24,078
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. 7.25%†	26	1
Networking Products — 0.0%
Lucent Technologies Capital Trust I 7.75%	24	14,736
Oil Companies-Exploration & Production — 0.1%
Apache Corp. 6.00%	536	29,094
Real Estate Investment Trusts — 0.0%
Entertainment Properties Trust 5.75%	995	19,124
Total Convertible Preferred Stock (cost $128,152)		87,033
PREFERRED STOCK — 0.6%
Agricultural Chemicals — 0.0%
Vale Fertilizantes SA†	599	8,048
Auto-Cars/Light Trucks — 0.1%
Porsche Automobil Holding SE	1,036	55,444
Volkswagen AG	966	144,716
		200,160
Banks-Commercial — 0.3%
Banco Bradesco SA ADR	14,544	242,594
Itau Unibanco Holding SA ADR	13,886	257,724
		500,318
Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*(1)	28	20,072
GMAC Capital Trust I FRS 8.13%	1,740	33,651
		53,723
Medical-Biomedical/Gene — 0.0%
Biotest AG	385	19,832
Metal-Iron — 0.1%
Vale SA ADR	5,057	104,174
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	4,617	108,453
Total Preferred Stock (cost $1,142,358)		994,708
ASSET BACKED SECURITIES — 0.9%
Diversified Financial Services — 0.9%
Banc of America Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.07% due 11/10/42*(3)(4)	$3,658,076	1,803
Banc of America Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.89% due 11/10/41*(3)(4)	681,006	12,068
Banc of America Commercial Mtg., Inc., Series 2006-5, Class A2 5.32% due 09/10/47(3)	263,970	266,796
Banc of America Commercial Mtg., Inc. VRS Series 2007-2, Class A2 5.63% due 04/10/49(3)	28,012	28,652
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS
Series 2007-CD4, Class XC
0.23% due 12/11/49*(3)(4)	1,459,759	13,796
Commercial Mtg. Acceptance Corp. VRS
Series 1998-C2, Class F
5.44% due 09/15/30*(1)(3)	408,328	418,663
Commercial Mtg. Pass Through Certs. VRS
Series 2005-C6, Class XC
0.09% due 06/10/44*(3)(4)	3,618,222	20,001
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.23% due 12/10/46*(3)(4)	2,937,245	32,912
Commercial Mtg. Pass Through Certs. VRS Series 2005-LP5, Class XC 0.27% due 05/10/43*(3)(4)	1,122,977	10,066
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.19% due 02/15/40*(3)(4)	796,111	6,216
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.20% due 09/15/39*(3)(4)	456,242	5,615
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C5, Class AX 0.24% due 12/15/39(3)(4)	1,255,927	19,551

Credit Suisse Mtg. Capital Certs. VRS Series 2007-C4, Class A2 5.99% due 09/15/39(3)	60,153	60,415
CS First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.92% due 05/15/38*(3)(4)	931,100	14,761
CS First Boston Mtg. Securities Corp. VRS Series 2003-CK2, Class G 5.74% due 03/15/36*(1)(3)	41,000	39,773
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.12% due 07/25/45*(3)(4)	7,959,111	35,275
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.32% due 05/10/43*(3)(4)	1,819,224	24,701
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.33% due 07/15/29(3)(4)	254,169	7,734
GMAC Commercial Mtg. Securities, Inc., Series 2004-C3, Class AJ 4.92% due 12/10/41(3)	35,000	33,501
Green Tree Financial Corp. VRS Series 1997-6, Class M1 7.21% due 01/15/29	27,000	23,559
GS Mtg. Securities Corp. II VRS Series 2006-GG6, Class A2 5.51% due 04/10/38(3)	6,533	6,576
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.14% due 09/12/37*(3)(4)	1,640,858	13,252
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class A2S 5.30% due 05/15/47(3)	63,207	63,660
JP Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(1)(3)	2,109	2,111
LB-UBS Commercial Mtg. Trust VRS Series 2006-C1, Class XCL 0.16% due 02/15/41*(3)(4)	4,327,652	47,362
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.18% due 11/15/40*(3)(4)	4,219,610	23,199
LB-UBS Commercial Mtg. Trust VRS Series 2005-C5, Class XCL 0.25% due 06/15/20*(3)(4)	2,042,108	29,580
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.33% due 04/15/40*(3)(4)	3,116,404	24,040
LB-UBS Commercial Mtg. Trust VRS Series 2005-C3, Class XCL 0.33% due 07/15/40*(3)(4)	1,111,673	19,114
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.27% due 05/25/43*(3)(4)	1,771,854	18,541
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A2 5.92% due 06/12/50(3)	63,517	64,020
Merrill Lynch/Countrywide Commercial Mtg. Trust, FRS Series 2006-4, Class A2FL 0.40% due 12/12/49(3)	20,616	20,521
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 6.05% due 05/15/44*(1)(3)(4)(13)	147,495	8,850
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 6.22% due 07/15/45*(1)(3)(4)(13)	218,219	10,911
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	7,296	7,313
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.61% due 04/15/49(3)	23,003	23,828
Morgan Stanley Capital I VRS Series 1998-CF1, Class D
7.35% due 07/15/32(3)	6,592	6,820
Oakwood Mtg. Investors, Inc.,
Series 2001-E, Class A4
6.81% due 12/15/31(13)	51,017	40,303
Structured Asset Securities Corp. FRS
Series 2004-NP2, Class A
0.64% due 06/25/34*(1)(5)(13)	26,266	21,013
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.22% due 04/15/42*(3)(4)	4,408,595	32,972
Wachovia Bank Commercial Mtg. Trust, Series 2007-C30, Class A3 5.25% due 12/15/43(3)	42,000	42,447
Total Asset Backed Securities (cost $2,064,442)		1,602,291

CONVERTIBLE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 11/15/16	13,000	18,639
Auto/Truck Parts & Equipment-Original — 0.0%
Meritor, Inc. VRS Company Guar. Notes 4.63% due 03/01/26	25,000	18,437
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Company Guar. Bonds 2.75% due 03/01/31*(1)	15,000	14,138
Steel-Producers — 0.0%
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 06/15/14	16,000	17,420
Total Convertible Bonds & Notes (cost $62,854)		68,634
U.S. CORPORATE BONDS & NOTES — 11.3%
Advertising Agencies — 0.0%
Omnicom Group, Inc. Senior Notes 4.45% due 08/15/20	20,000	20,616
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 7.88% due 04/15/18	10,000	10,600
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/17	55,000	56,375
Aerospace/Defense-Equipment — 0.0%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	10,000	10,900
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/18	40,000	43,000
United Technologies Corp. Senior Notes 5.70% due 04/15/40	5,000	6,173
		60,073
Agricultural Chemicals — 0.0%
Mosaic Co Senior Notes 3.75% due 11/15/21	10,000	10,104
Airlines — 0.1%
American Airlines Pass Through Trust Series 2011-2, Class A 8.63% due 04/15/23	10,000	10,375
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	15,038
Continental Airlines, Inc. Pass Through Certs. Series 1998-1, Class A 6.65% due 09/15/17(14)	20,581	21,017
Continental Airlines, Inc. Pass Through Certs. Series 1997-4, Class A 6.90% due 07/02/19(14)	5,242	5,458
Delta Air Lines Pass Through Trust Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/21(14)	4,386	4,715
Delta Air Lines, Inc. Pass Through Certs. Series 2010-1A 6.20% due 01/02/20(14)	4,716	5,023
Northwest Airlines, Inc. Pass Through Certs. Series 2000-1, Class G 7.15% due 04/01/21	23,150	23,064
United Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/24	12,011	11,921
		96,611
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/20	25,000	25,375
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	50,000	52,000
		77,375
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	45,000	47,869
Auto/Truck Parts & Equipment-Original — 0.2%
American Axle & Manufacturing Holdings, Inc. Senior Sec. Notes 9.25% due 01/15/17*	28,000	30,380
American Axle & Manufacturing, Inc. Company Guar. Notes 5.25% due 02/11/14	15,000	14,850
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/19	10,000	9,800
Meritor, Inc. Company Guar. Notes 8.13% due 09/15/15	10,000	8,950
Pittsburgh Glass Works LLC Senior Sec. Notes 8.50% due 04/15/16*(1)	45,000	43,312
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/20	25,000	25,625

Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/18		15,000	15,900
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15		20,000	20,800
TRW Automotive, Inc. Company Guar. Notes 6.38% due 03/15/14*(1)	EUR	80,000	105,611
			275,228
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission, Inc. Company Guar. Notes 11.00% due 11/01/15*		31,000	32,705
Exide Technologies Senior Sec. Notes 8.63% due 02/01/18		45,000	34,650
			67,355
Banks-Commercial — 0.2%
CIT Group, Inc. Sec. Notes 6.63% due 04/01/18*		35,000	36,225
CIT Group, Inc. Sec. Notes 7.00% due 05/02/16*(1)		75,000	74,906
CIT Group, Inc. Sec. Notes 7.00% due 05/02/17*(1)		170,000	169,788
			280,919
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.55% due 06/01/77		105,000	69,118
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Senior Notes 10.13% due 02/15/19*(1)		15,000	11,550
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/17*(1)		20,000	18,650
			30,200
Banks-Super Regional — 0.1%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39		60,000	62,250
Wachovia Corp. Senior Notes 5.75% due 06/15/17		50,000	56,492
			118,742
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/16		45,000	49,444
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/22		45,000	60,057
			109,501
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/39		26,000	40,991
Broadcast Services/Program — 0.2%
Clear Channel Communications ,Inc. Senior Notes 5.50% due 09/15/14		30,000	22,500
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/21		25,000	21,062
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16		15,000	10,050
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 9.25% due 12/15/17		115,000	124,200
XM Satellite Radio Holdings, Inc. Company Guar. Notes 13.00% due 08/01/14*		60,000	68,100
XM Satellite Radio, Inc. Company Guar. Notes
7.63% due 11/01/18*		40,000	42,000
			287,912
Building & Construction Products-Misc. — 0.2%
Associated Materials LLC Senior Sec. Notes 9.13% due 11/01/17		35,000	30,538
Building Materials Corp. of America Senior Notes 6.75% due 05/01/21*(1)		10,000	10,500
Building Materials Corp. of America Senior Notes 6.88% due 08/15/18*(1)		15,000	15,750
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/20*(1)		15,000	16,125
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/20*		30,000	32,400
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/21*		10,000	8,450
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/18*		35,000	33,162
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/19		100,000	119,305

Roofing Supply Group LLC/Roofing Supply Finance, Inc. Senior Sec. Notes 8.63% due 12/01/17*(1)	36,000	36,720
		302,950
Building Products-Doors & Windows — 0.0%
Jeld-Wen Escrow Corp. Senior Sec. Notes 12.25% due 10/15/17*(1)	25,000	26,500
Building-Residential/Commercial — 0.1%
Beazer Homes USA, Inc. Company Guar. Notes 6.88% due 07/15/15	15,000	11,212
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 06/15/18	20,000	13,750
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	10,000	6,825
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/18	50,000	44,250
Pulte Group, Inc. Company Guar. Notes 7.63% due 10/15/17	30,000	29,700
Pulte Group, Inc. Company Guar. Bonds 7.88% due 06/15/32	25,000	20,125
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	5,000	4,775
		130,637
Cable/Satellite TV — 0.4%
Bresnan Broadband Holdings LLC Company Guar. Notes 8.00% due 12/15/18*	20,000	20,800
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	10,000	10,725
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/17	80,000	88,600
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	16,376	18,914
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	25,000	25,313
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/19	20,000	20,850
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/20	15,000	15,825
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18	15,000	15,994
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 8.63% due 11/15/17*(1)	65,000	68,900
Comcast Cable Communications LLC Company Guar. Notes 8.88% due 05/01/17	40,000	51,625
Comcast Corp. Company Guar. Bonds 6.55% due 07/01/39	25,000	30,826
Comcast Corp. Company Guar. Notes 6.95% due 08/15/37	10,000	12,723
CSC Holdings LLC Senior Notes 6.75% due 11/15/21*	20,000	21,050
DIRECTV Holdings LLC Company Guar. Notes 6.35% due 03/15/40	20,000	22,752
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.88% due 10/01/19	50,000	56,281
DISH DBS Corp. Company Guar. Notes
6.75% due 06/01/21	30,000	32,325
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/19	45,000	50,850
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	10,000	10,675
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	32,025
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/15	5,000	5,500
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/19	25,000	26,531
Tele-Communications, Inc. Company Guar. Debentures 9.80% due 02/01/12	10,000	10,066
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/18	5,000	5,939
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/39	10,000	11,817

Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	20,000	24,303
Time Warner Cable, Inc. Company Guar. Notes 7.50% due 04/01/14	25,000	27,991
		719,200
Casino Hotels — 0.2%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(6)	42,223	43,542
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	170,000	180,412
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	15,000	14,250
MGM Mirage, Inc. Senior Sec. Notes 9.00% due 03/15/20	10,000	11,075
MGM Mirage, Inc. Senior Sec. Notes 10.38% due 05/15/14	5,000	5,713
MGM Resorts International Company Guar. Notes 6.88% due 04/01/16	10,000	9,250
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/19*	75,000	63,938
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Sec. Notes 8.63% due 04/15/16*(1)	10,000	10,250
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 7.75% due 08/15/20	20,000	22,200
		360,630
Casino Services — 0.0%
American Casino & Entertainment Properties LLC Senior Sec. Notes 11.00% due 06/15/14	38,000	38,665
Cellular Telecom — 0.2%
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/20	60,000	52,500
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	5,000	5,000
Crown Castle Towers LLC Senior Sec. Notes 4.88% due 08/15/40*	45,000	45,992
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/18	50,000	50,687
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	10,000	9,150
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/21	35,000	34,738
NII Capital Corp. Company Guar. Notes 10.00% due 08/15/16	50,000	56,750
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	20,000	16,600
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/17	80,000	71,700
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/18*	30,000	31,500
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/19	35,000	36,925
		411,542
Chemicals-Diversified — 0.2%
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/21	35,000	36,137
Celanese US Holdings LLC
Company Guar. Notes 6.63% due 10/15/18	15,000	15,937
Dow Chemical Co. Senior Notes 5.25% due 11/15/41	75,000	78,891
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17	34,000	37,145
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/21	55,000	41,800
PPG Industries, Inc. Senior Notes 7.40% due 08/15/19	20,000	24,941
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	30,000	32,625
Solutia, Inc. Company Guar. Notes 8.75% due 11/01/17	30,000	32,775
TPC Group LLC Senior Sec. Notes 8.25% due 10/01/17	30,000	30,000
		330,251

Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	25,000	23,438
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/20	15,000	12,375
Nexeo Solutions LLC / Nexeo Solutions Finance Corp. Company Guar. Notes 8.38% due 03/01/18*(1)	20,000	19,900
		55,713
Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 4.35% due 12/08/21	15,000	16,018
Ecolab, Inc. Senior Notes 5.50% due 12/08/41	5,000	5,541
Ferro Corp. Senior Notes 7.88% due 08/15/18	40,000	40,200
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/20	35,000	37,100
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/21	15,000	15,900
		114,759
Coal — 0.2%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	25,000	24,250
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/21	20,000	19,350
Arch Coal, Inc. Company Guar. Notes 7.00% due 06/15/19*	30,000	30,600
Arch Coal, Inc. Company Guar. Notes 7.25% due 10/01/20	35,000	35,787
Arch Western Finance LLC Senior Sec. Notes 6.75% due 07/01/13	3,000	3,015
Consol Energy, Inc. Company Guar. Notes 6.38% due 03/01/21*	5,000	5,050
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17	40,000	43,800
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	70,000	77,350
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	10,000	7,550
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	85,000	86,700
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	5,000	5,250
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	45,000	49,500
		388,202
Commercial Services — 0.1%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/16*(6)	15,000	15,450
Brickman Group Holdings, Inc. Senior Notes 9.13% due 11/01/18*(1)	10,000	8,900
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	35,000	27,300
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/15(6)	50,000	38,750
Iron Mountain, Inc.
Company Guar. Notes 7.75% due 10/01/19	10,000	10,562
Iron Mountain, Inc. Company Guar. Notes 8.00% due 06/15/20	20,000	20,825
PHH Corp. Senior Notes 9.25% due 03/01/16	30,000	28,500
		150,287
Commercial Services-Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 11.00% due 02/01/19*(1)	25,000	22,938
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/18	65,000	71,175
Lender Processing Services, Inc. Company Guar. Notes 8.13% due 07/01/16	73,000	71,722
		165,835
Computer Graphics — 0.0%
Eagle Parent, Inc. Company Guar. Notes 8.63% due 05/01/19*	35,000	33,425
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*(1)	30,000	30,600

Computer Sciences Corp. Senior Notes 6.50% due 03/15/18	19,000	18,620
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/20	35,000	35,962
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	24,000	24,870
		110,052
Computers — 0.0%
Dell, Inc. Senior Notes 5.88% due 06/15/19	5,000	5,872
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.63% due 01/15/18	5,000	5,200
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/20	10,000	10,650
		15,850
Consumer Products-Misc. — 0.2%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/18	5,000	4,900
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	95,000	100,700
Prestige Brands, Inc. Company Guar. Notes 8.25% due 04/01/18	40,000	41,000
Scotts Miracle-Gro Co. Company Guar. Notes 6.63% due 12/15/20*	30,000	30,450
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18(1)	20,000	21,875
Spectrum Brands Holdings, Inc. Senior Sec. Notes 9.50% due 06/15/18*	10,000	10,938
Spectrum Brands Holdings, Inc. Company Guar. Notes 12.00% due 08/28/19(6)	18,781	20,424
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	60,000	60,600
YCC Holdings LLC/Yankee Finance, Inc. Senior Notes 10.25% due 02/15/16(6)	20,000	17,500
		308,387
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/21	15,000	15,675
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. FRS Sec. Notes 4.42% due 09/15/14	20,000	18,800
Berry Plastics Corp. Sec. Notes 9.50% due 05/15/18	20,000	20,100
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/21	25,000	24,937
Berry Plastics Holding Corp. Company Guar. Notes 10.25% due 03/01/16	10,000	9,650
Pregis Corp. VRS Company Guar. Notes 12.38% due 10/15/13	20,000	19,100
Sealed Air Corp. Senior Notes 5.63% due 07/15/13*	14,000	14,550
Sealed Air Corp. Senior Notes 7.88% due 06/15/17	15,000	15,821
Solo Cup Co./Solo Cup Operating Corp. Senior Sec. Notes 10.50% due 11/01/13	5,000	5,075
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/18	25,000	28,125
		156,158
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/21	30,000	31,200
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	70,000	74,462
		105,662
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17	10,000	10,825
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20	15,000	16,200
First Data Corp. Senior Sec. Notes 7.38% due 06/15/19*	15,000	14,100
First Data Corp. Sec. Notes 8.25% due 01/15/21*(1)	35,000	31,325

First Data Corp. Company Guar. Notes 10.55% due 09/24/15	174,851	166,764
First Data Corp. Company Guar. Notes 12.63% due 01/15/21	50,000	43,500
		282,714
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.38% due 11/01/18	25,000	25,594
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	10,000	10,275
		35,869
Direct Marketing — 0.1%
Affinion Group Holdings, Inc. Senior Notes 11.63% due 11/15/15	30,000	24,900
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/18	40,000	33,800
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	45,000	39,262
		97,962
Diversified Banking Institutions — 0.4%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/17	25,000	24,115
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/20	20,000	20,200
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/20	20,000	20,500
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/15	20,000	21,100
Bank of America Corp. Senior Notes 6.50% due 08/01/16	55,000	55,389
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	30,000	29,691
Citigroup, Inc. Sub. Notes 5.63% due 08/27/12	35,000	35,529
Citigroup, Inc. Sub. Notes 6.63% due 06/15/32	54,000	50,081
Deutsche Bank Capital Funding Trust VII FRS Jr. Sub. Notes 5.63% due 01/19/16*(7)	70,000	50,050
GMAC LLC FRS Company Guar. Notes 2.73% due 12/01/14	21,000	18,245
GMAC LLC Sub. Notes 8.00% due 12/31/18(1)	20,000	19,650
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	25,802
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	25,000	23,263
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	45,000	49,698
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	25,000	28,316
JPMorgan Chase Capital XVIII Ltd. Guar. Bonds 6.95% due 08/01/66	37,000	37,139
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.46% due 05/15/77	138,000	94,387
		603,155
Diversified Financial Services — 0.1%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/19*	30,000	29,700
General Electric Capital Corp. FRS Senior Notes 0.65% due 05/11/16	45,000	41,133
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	35,000	40,983
		111,816
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS Ltd. Guar.Notes 6.38% due 11/15/67	90,000	88,425
JM Huber Corp. Senior Notes 9.88% due 11/01/19*(1)	30,000	31,500
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/38	15,000	18,881
		138,806
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	40,000	40,250
E-Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20	35,000	35,295

Expedia, Inc. Company Guar. Notes 7.46% due 08/15/18	5,000	5,632
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	50,000	53,923
		94,850
Electric-Distribution — 0.0%
Aquila, Inc. Senior Notes 11.88% due 07/01/12	45,000	47,255
Electric-Generation — 0.1%
AES Corp. Senior Notes 7.38% due 07/01/21*	20,000	21,550
AES Corp. Senior Notes 8.00% due 10/15/17	110,000	121,000
Bruce Mansfield Unit 1 Pass Through Certs. Series 2001-2 6.85% due 06/01/34	19,394	21,076
Edison Mission Energy Senior Notes 7.20% due 05/15/19	40,000	25,000
Edison Mission Energy Senior Notes 7.50% due 06/15/13	10,000	9,700
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	10,950
		209,276
Electric-Integrated — 0.5%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	10,439
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	23,082
CMS Energy Corp. FRS Senior Notes 1.35% due 01/15/13	25,000	24,750
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/33	25,000	30,248
DPL, Inc. Senior Notes 6.50% due 10/15/16*	55,000	58,575
DPL, Inc. Senior Notes 7.25% due 10/15/21*	20,000	21,600
Dominion Resources, Inc. FRS Jr. Sub Notes 2.88% due 09/30/66	105,000	88,239
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/17	25,000	29,493
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/41	25,000	26,156
Energy Future Holdings Corp. Senior Sec. Notes 9.75% due 10/15/19	19,000	19,285
Energy Future Holdings Corp. VRS Senior Sec. Notes 10.00% due 01/15/20	15,000	15,750
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 9.75% due 10/15/19	36,000	36,540
Energy Future Intermediate Holding Co. LLC Senior Sec. Notes 10.00% due 12/01/20	16,000	16,880
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	5,400
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/21	11,640	12,401
MidAmerican Energy Holdings Co. Senior Notes
6.13% due 04/01/36	25,000	29,859
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/37	5,000	6,278
MidAmerican Funding LLC Senior Sec. Notes 6.93% due 03/01/29	10,000	12,448
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	10,000	12,059
NV Energy, Inc. Senior Notes 6.25% due 11/15/20	20,000	20,723
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	20,000	24,358
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	12,983
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/37	15,000	19,773
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	22,919
Puget Sound Energy, Inc. FRS Jr. Sub. Bonds 6.97% due 06/01/67	40,000	39,600
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	5,000	5,936

Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 10.50% due 11/01/16(6)	68,456	24,473
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/20*	25,000	21,219
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Sec. Notes 15.00% due 04/01/21	25,000	13,750
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/19*	60,000	78,693
Union Electric Co. Senior Sec. Notes 6.70% due 02/01/19	20,000	24,297
Wisconsin Energy Corp. FRS Jr. Sub. Notes 6.25% due 05/15/67	50,000	50,025
		838,231
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/16*(1)	20,000	22,770
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	17,501
		40,271
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 08/01/20	30,000	30,825
Advanced Micro Devices, Inc. Senior Notes 8.13% due 12/15/17	5,000	5,188
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	40,000	42,750
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	9,000	9,810
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/20	15,000	15,637
		104,210
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/20	30,000	30,750
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/17	20,000	20,700
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS Ltd. Guar. Bonds 5.91% due 11/30/35	100,000	83,000
SLM Corp. Senior Notes 8.00% due 03/25/20	30,000	30,300
SLM Corp. Senior Notes 8.45% due 06/15/18	15,000	15,450
		128,750
Finance-Credit Card — 0.1%
American Express Co. Senior Notes 8.13% due 05/20/19	85,000	109,894
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/66	15,000	14,963
		124,857
Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	60,000	67,034
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/18	40,000	46,894
E*Trade Financial Corp.
Senior Notes 6.75% due 06/01/16	20,000	19,400
E*Trade Financial Corp. Senior Notes 12.50% due 11/30/17	20,000	22,600
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	65,000	62,940
Merrill Lynch & Co., Inc Senior Notes 6.88% due 04/25/18	60,000	59,156
TD Ameritrade Holding Corp. Company Guar. Notes 5.60% due 12/01/19	30,000	32,437
		310,461
Finance-Mortgage Loan/Banker — 0.0%
Residential Capital LLC Sec. Notes 9.63% due 05/15/15	40,000	28,000
Finance-Other Services — 0.1%
Beaver Valley Funding Corp. Senior Sec. Notes 9.00% due 06/01/17	21,000	22,093
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 7.75% due 01/15/16	20,000	20,750

Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 8.00% due 01/15/18	75,000	78,000
		120,843
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	40,000	39,500
Dean Foods Co. Company Guar. Notes 9.75% due 12/15/18	10,000	10,650
		50,150
Food-Meat Products — 0.1%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 7.25% due 06/01/21*	85,000	79,262
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 11.63% due 05/01/14	40,000	45,350
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	65,000	75,563
Tyson Foods, Inc. Company Guar. Notes 10.50% due 03/01/14	35,000	40,425
		240,600
Food-Misc. — 0.2%
Campbell Soup Co. Senior Debentures 8.88% due 05/01/21	15,000	22,009
Dole Food Co., Inc. Sec. Notes 8.00% due 10/01/16*	20,000	20,850
Dole Food Co., Inc. Sec. Notes 13.88% due 03/15/14	19,000	21,945
General Mills, Inc. Senior Notes 5.65% due 02/15/19	5,000	5,933
HJ Heinz Finance Co. Company Guar. Notes 7.13% due 08/01/39*	5,000	6,898
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	93,000	120,988
Michael Foods, Inc. Company Guar. Notes 9.75% due 07/15/18	20,000	21,050
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 9.25% due 04/01/15	20,000	20,525
Reddy Ice Corp. Senior Sec. Notes 11.25% due 03/15/15	35,000	32,856
		273,054
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	18,203
The Kroger Co. Company Guar. Notes 6.75% due 04/15/12	10,000	10,166
		28,369
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	92,012
Service Corp. International Senior Notes 7.00% due 05/15/19	15,000	15,788
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/19	25,000	25,125
		132,925
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc. Company Guar. Notes 7.00% due 03/01/14	40,000	37,400
Isle of Capri Casinos, Inc.
Company Guar. Notes 7.75% due 03/15/19	25,000	22,875
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15†*(8)	50,000	2,250
Pinnacle Entertainment, Inc. Company Guar. Notes 7.50% due 06/15/15	35,000	34,650
Pinnacle Entertainment, Inc. Company Guar. Notes 8.63% due 08/01/17	10,000	10,575
		107,750
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	23,699
Atmos Energy Corp. Senior Notes 8.50% due 03/15/19	10,000	13,214
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	16,438
		53,351
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	100,500

Home Furnishings — 0.0%
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/14	20,000	19,800
Sealy Mattress Co. Senior Sec. Notes 10.88% due 04/15/16*	34,000	37,145
		56,945
Hospital Beds/Equipment — 0.0%
Chiron Merger Sub, Inc. Company Guar. Notes 10.50% due 11/01/18*	45,000	44,100
Hotel/Motels — 0.0%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/20	25,000	25,996
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 10.00% due 02/15/15	18,000	19,260
Human Resources — 0.0%
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/19	25,000	24,938
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.25% due 10/15/17*	80,000	84,000
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	30,000	32,325
Dynegy Holdings, Inc. Senior Bonds 7.75% due 06/01/19†(8)(12)	60,000	39,300
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	10,000	10,125
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/20	55,000	55,825
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,750
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/21*	85,000	82,875
		325,200
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	5,000	5,012
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	25,000	24,812
USI Holdings Corp. FRS Company Guar. Notes 4.33% due 11/15/14*(1)	5,000	4,563
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	5,498
		39,885
Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 6.45% due 08/15/40	20,000	21,182
Aflac, Inc. Senior Notes 6.90% due 12/17/39	30,000	33,356
CNO Financial Group, Inc. Senior Sec. Notes 9.00% due 01/15/18*	25,000	26,375
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/15	10,000	10,572
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(1)	20,000	20,670
Prudential Financial, Inc. Senior Notes 5.10% due 09/20/14	45,000	48,400
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	15,000	16,391
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/19	15,000	17,731
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	45,000	57,753
		252,430
Insurance-Multi-line — 0.2%
Assurant, Inc. Senior Notes 6.75% due 02/15/34	30,000	31,180
CNA Financial Corp. Senior Notes 5.75% due 08/15/21	10,000	10,204
CNA Financial Corp. Senior Notes 6.50% due 08/15/16	25,000	27,041
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	65,000	60,775
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/40	25,000	24,811
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/68	50,000	49,500

Loews Corp. Senior Notes 5.25% due 03/15/16	15,000	16,515
MetLife, Inc. Jr. Sub. Notes 6.40% due 12/15/66	45,000	42,581
MetLife, Inc. Senior Notes 6.75% due 06/01/16	55,000	63,362
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/31*(1)	15,000	16,129
		342,098
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*(1)	35,000	34,121
Liberty Mutual Group, Inc. FRS Company Guar. Notes 7.00% due 03/07/67*(1)	10,000	8,400
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*(1)	10,000	8,900
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	45,000	65,824
		117,245
Insurance-Property/Casualty — 0.1%
The Progressive Corp. FRS Jr. Sub. Notes 6.70% due 06/15/67	120,000	121,200
Investment Management/Advisor Services — 0.0%
Nuveen Investments, Inc. Company Guar. Notes 10.50% due 11/15/15	40,000	39,700
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/17	40,000	41,400
Machinery-Construction & Mining — 0.0%
Terex Corp. Senior Sub. Notes 8.00% due 11/15/17	50,000	49,000
Terex Corp. Company Guar. Notes 10.88% due 06/01/16	15,000	16,575
		65,575
Machinery-General Industrial — 0.0%
Altra Holdings, Inc. Sec. Notes 8.13% due 12/01/16	45,000	47,813
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/20	8,000	8,539
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	20,000	24,866
		33,405
Medical Products — 0.0%
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	40,000	43,200
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/19	20,000	20,850
		64,050
Medical-Drugs — 0.0%
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/19	20,000	21,300
Grifols, Inc. Company Guar. Notes 8.25% due 02/01/18	25,000	26,250
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/17*	5,000	4,994
Valeant Pharmaceuticals International Company Guar. Notes
6.88% due 12/01/18*	15,000	14,962
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/20*	5,000	4,938
		72,444
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.00% due 06/15/16	10,000	11,506
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	18,303
Cigna Corp. Senior Notes 5.38% due 02/15/42	25,000	24,856
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	25,000	27,780
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*(1)	30,000	31,200
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/41	20,000	21,004
WellPoint, Inc. Senior Notes 7.00% due 02/15/19	35,000	42,230
		176,879

Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	35,000	35,525
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/20	95,000	98,562
HCA, Inc. Company Guar. Notes 7.50% due 02/15/22	25,000	25,563
Health Management Associates, Inc. Senior Sec. Notes 6.13% due 04/15/16	45,000	46,575
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	55,000	47,987
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/18*	35,000	35,612
Tenet Healthcare Corp Senior Sec. Notes 8.88% due 07/01/19	15,000	16,838
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/18	8,000	9,140
United Surgical Partners Company Guar. Notes 8.88% due 05/01/17	15,000	14,963
Vanguard Health Systems, Inc. Senior Notes zero coupon due 02/01/16	2,000	1,250
		332,015
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/19	25,000	24,500
Medical-Outpatient/Home Medical — 0.0%
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(1)(6)	16,477	16,436
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(1)	15,000	14,400
		30,836
Metal Processors & Fabrication — 0.0%
Dynacast International LLC/Dynacast Finance, Inc. Sec. Notes 9.25% due 07/15/19*	10,000	9,400
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	69,000	73,312
Multimedia — 0.1%
NBC Universal Media LLC Senior Notes 5.15% due 04/30/20	20,000	22,267
NBC Universal Media LLC Senior Notes 6.40% due 04/30/40	20,000	24,588
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	24,719
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/45	10,000	12,244
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/23	10,000	13,679
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	25,000	32,560
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/21	10,000	10,767
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/32	45,000	58,711
		199,535
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc.
Company Guar. Notes 6.88% due 06/01/17	30,000	31,725
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	5,000	5,179
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/19	15,000	17,311
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/41	5,000	5,736
		59,951
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 4.50% due 05/15/21	20,000	20,269
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	25,000	27,813
Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Senior Sec. Notes 10.50% due 10/15/17*	25,000	24,312
Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 02/15/19*	40,000	42,400
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/40	45,000	58,620

Unit Corp. Company Guar. Notes 6.63% due 05/15/21	10,000	10,000
		135,332
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	15,000	17,003
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	5,000	5,796
ATP Oil & Gas Corp. Sec. Notes 11.88% due 05/01/15	15,000	9,938
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18*	5,000	5,025
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	50,000	50,500
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	60,000	62,100
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/20	25,000	27,000
Chesapeake Energy Corp. Company Guar. Notes 7.63% due 07/15/13	20,000	21,150
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/22	30,000	31,350
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	15,000	15,675
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/20	45,000	50,287
EOG Resources, Inc. Senior Notes 5.63% due 06/01/19	15,000	17,726
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/18	80,000	75,600
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/19*	35,000	35,000
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/31	15,000	18,801
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	30,000	21,000
Newfield Exploration Co. Senior Notes 5.75% due 01/30/22	15,000	16,200
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	69,000	69,776
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	45,000	48,825
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/22	45,000	47,137
Quicksilver Resources, Inc. Company Guar. Notes 11.75% due 01/01/16	45,000	51,075
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/20	15,000	16,650
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18	40,000	43,200
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21	5,000	4,963
SandRidge Energy, Inc. Company Guar. Notes 8.00% due 06/01/18*	15,000	15,150
SM Energy Co. Senior Notes 6.50% due 11/15/21*	10,000	10,300
SM Energy Co. Senior Notes 6.63% due 02/15/19*	15,000	15,600
Whiting Petroleum Corp. Company Guar. Notes 7.00% due 02/01/14	50,000	53,250
WPX Energy, Inc. Senior Notes 5.25% due 01/15/17*	35,000	35,087
WPX Energy, Inc. Senior Notes 6.00% due 01/15/22*	15,000	15,338
		906,502
Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	50,000	52,000
Thermon Industries, Inc. Sec. Notes 9.50% due 05/01/17	27,000	29,092
		81,092
Oil Refining & Marketing — 0.0%
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/19*	30,000	31,200
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(1)	5,000	5,104

Motiva Enterprises LLC Senior Notes 6.85% due 01/15/40*(1)	20,000	25,858
		62,162
Oil-Field Services — 0.1%
Forbes Energy Services, Ltd. Company Guar. Notes 9.00% due 06/15/19	20,000	18,700
Frac Tech Services LLC/Frac Tech Finance, Inc. Company Guar. Notes 7.63% due 11/15/18*	35,000	36,663
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	85,000	88,400
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/21	30,000	30,000
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	5,586
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	5,593
		184,942
Paper & Related Products — 0.1%
AbitibiBowater, Inc. Senior Sec. Notes 10.25% due 10/15/18*(1)	5,000	5,512
Exopack Holding Corp. Company Guar. Notes 10.00% due 06/01/18*	20,000	20,000
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	45,000	49,844
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/29	10,000	12,586
International Paper Co. Senior Notes 7.95% due 06/15/18	11,000	13,389
International Paper Co. Senior Notes 8.70% due 06/15/38	5,000	6,784
International Paper Co. Senior Notes 9.38% due 05/15/19	56,000	72,770
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14†(8)(12)	20,000	14,775
Verso Paper Holdings LLC/Verso Paper, Inc. Sec. Notes 8.75% due 02/01/19	20,000	12,200
		207,860
Pipelines — 0.3%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 5.88% due 04/15/21*	22,000	22,000
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	45,000	49,163
DCP Midstream LLC Senior Notes 5.35% due 03/15/20*	20,000	21,404
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/19	15,000	18,876
El Paso Corp. Senior Notes 7.00% due 06/15/17	85,000	93,130
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	40,425
El Paso Natural Gas Co. Senior Notes 8.38% due 06/15/32	30,000	38,061
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	10,000	11,021
Energy Transfer Equity LP Senior Sec. Notes
7.50% due 10/15/20	35,000	38,238
Energy Transfer Partners LP Senior Notes 4.65% due 06/01/21	15,000	14,694
Energy Transfer Partners LP Senior Notes 6.05% due 06/01/41	50,000	49,027
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/16	40,000	41,411
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/42	20,000	21,790
Spectra Energy Capital LLC Company Guar. Notes 5.65% due 03/01/20	5,000	5,550
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/18	10,000	11,339
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/21	15,000	15,674
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/31	14,000	17,415
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	9,000	11,077
		520,295

Printing-Commercial — 0.0%
Cenveo Corp. Sec. Notes 8.88% due 02/01/18	35,000	30,538
Cenveo Corp. Company Guar. Notes 10.50% due 08/15/16*	10,000	8,425
		38,963
Private Corrections — 0.1%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	91,000	98,735
Private Equity — 0.0%
CKE Holdings, Inc. Senior Notes 10.50% due 03/14/16*(6)	15,848	15,135
Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/19*(1)	60,000	66,921
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/18*	20,000	22,352
		89,273
Publishing-Books — 0.0%
TL Acquisitions, Inc. Company Guar. Notes 10.50% due 01/15/15*	20,000	14,350
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 7.75% due 10/15/18	25,000	27,000
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 8.00% due 06/01/19	40,000	43,100
Racetracks — 0.1%
Penn National Gaming, Inc. Senior Sub. Notes 8.75% due 08/15/19	20,000	21,750
Yonkers Racing Corp. Sec. Notes 11.38% due 07/15/16*(1)	64,000	65,920
		87,670
Radio — 0.0%
Cumulus Media, Inc. Company Guar. Notes 7.75% due 05/01/19*	35,000	31,063
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/19*(1)	30,000	29,925
		60,988
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 7.00% due 10/15/17	25,000	28,232
American Tower Corp. Senior Notes 7.25% due 05/15/19	51,000	57,747
Camden Property Trust Senior Notes 4.88% due 06/15/23	60,000	59,645
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/20	35,000	39,044
Duke Realty LP Senior Notes 6.25% due 05/15/13	5,000	5,229
Duke Realty LP Senior Notes 6.50% due 01/15/18	10,000	11,050
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/19	40,000	38,400
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/14	47,000	51,465
Highwoods Properties, Inc. Senior Notes
5.85% due 03/15/17	20,000	21,154
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/21	10,000	9,913
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	25,817
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/22	84,000	84,420
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/18	20,000	19,318
Tanger Properties LP Senior Notes 6.13% due 06/01/20	15,000	16,832
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 6.75% due 04/01/17	60,000	62,226
Vornado Realty LP Senior Notes 4.25% due 04/01/15	35,000	36,222
		566,714
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/20	10,000	10,250
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	35,000	40,337

Realogy Corp. Senior Sec. Notes 7.88% due 02/15/19*	10,000	8,700
Realogy Corp. Company Guar. Notes 11.50% due 04/15/17	45,000	35,100
		94,387
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(14)	50,000	5
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	30,225
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	10,000	10,350
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/20	10,000	10,275
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/21*(1)	45,000	46,154
Hertz Corp. Company Guar. Notes 7.50% due 10/15/18	15,000	15,675
Hertz Corp. Company Guar. Notes 8.88% due 01/01/14	2,000	2,010
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	20,000	23,000
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	10,000	9,750
United Rentals North America, Inc. Company Guar. Notes 9.25% due 12/15/19	15,000	15,712
		163,151
Research & Development — 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/19*(1)	30,000	31,500
Resort/Theme Parks — 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/18	5,000	5,438
Retail-Apparel/Shoe — 0.0%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/19	25,000	24,437
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/21	45,000	47,700
		72,137
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	30,000	31,797
Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 5.75% due 05/01/20	25,000	27,379
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/18	25,000	26,125
United Auto Group Company Guar. Notes 7.75% due 12/15/16	50,000	51,250
		77,375
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	77,116	89,194
Rite Aid Corp. Sec. Notes 7.50% due 03/01/17	35,000	34,956
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	10,000	11,050
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17	10,000	9,125
		144,325
Retail-Fabric Store — 0.0%
Needle Merger Sub Corp. Senior Notes 8.13% due 03/15/19*(1)	25,000	23,813
Retail-Jewelry — 0.0%
Claire’s Stores, Inc. Sec. Notes 8.88% due 03/15/19	20,000	15,200
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 7.38% due 10/15/20*	20,000	21,350
Retail-Major Department Stores — 0.0%
Sears Holdings Corp. Sec. Notes 6.63% due 10/15/18	46,000	34,960

Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/18*(1)	20,000	21,450
Retail-Propane Distribution — 0.0%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/21	15,000	13,200
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 9.13% due 10/01/17	20,000	20,900
Inergy LP/Inergy Finance Corp. Company Guar. Notes 6.88% due 08/01/21	26,000	26,130
		60,230
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	30,000	33,524
The Bon-Ton Stores, Inc. Company Guar. Notes 10.25% due 03/15/14	50,000	32,063
		65,587
Retail-Restaurants — 0.2%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/18	25,000	27,219
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	45,000	51,546
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	35,000	35,525
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/18	35,000	37,581
Landry’s Acquisition Co. Sec. Notes 11.63% due 12/01/15*(1)	5,000	5,263
Landry’s Restaurants, Inc. Sec. Notes 11.63% due 12/01/15*(1)	15,000	15,788
McDonald’s Corp. Senior Notes 5.70% due 02/01/39	18,000	23,337
McDonald’s Corp. Senior Notes 6.30% due 10/15/37	22,000	30,742
Roadhouse Financing, Inc. Sec. Notes 10.75% due 10/15/17(1)	20,000	19,450
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	70,000	77,000
		323,451
Retail-Sporting Goods — 0.0%
Academy Ltd./Academy Finance Corp. Company Guar. Notes 9.25% due 08/01/19*(1)	5,000	4,938
Retail-Toy Stores — 0.1%
Toys R Us - Delaware, Inc. Senior Sec. Notes 7.38% due 09/01/16*	10,000	10,025
Toys R Us Property Co. I LLC Company Guar. Notes 10.75% due 07/15/17	75,000	82,031
		92,056
Satellite Telecom — 0.1%
EH Holding Corp. Senior Sec. Notes 6.50% due 06/15/19*	35,000	36,487
EH Holding Corp. Company Guar. Notes 7.63% due 06/15/21*	40,000	42,000
		78,487
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Company Guar. Notes 8.00% due 06/30/15	23,000	17,480
Semiconductor Equipment — 0.0%
KLA-Tencor Corp. Senior Notes 6.90% due 05/01/18	50,000	57,658
Special Purpose Entities — 0.0%
Capital One Capital IV FRS Ltd. Guar. Notes 6.75% due 02/05/82	30,000	29,625
Power Receivable Finance LLC Senior Sec. Notes 6.29% due 01/01/12*	10,581	10,581
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/18*(1)	35,000	36,837
		77,043
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/18	40,000	38,300
Steel-Producers — 0.1%
Ryerson Holding Corp. Senior Sec. Notes zero coupon due 02/01/15	10,000	4,450
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	70,000	70,700
Steel Dynamics, Inc. Company Guar. Notes 7.38% due 11/01/12	10,000	10,412

Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	20,000	20,850
		106,412
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 9.38% due 06/01/19	15,000	19,156
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	40,000	40,400
		59,556
Telecom Services — 0.3%
Clearwire Communications LLC/Clearwire Finance, Inc. Senior Sec. Notes 12.00% due 12/01/15*	70,000	67,025
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/17	30,000	32,400
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/18	30,000	33,000
Qwest Corp. Senior Notes 6.75% due 12/01/21	61,000	66,490
SBA Telecommunications, Inc. Company Guar. Notes 8.00% due 08/15/16	60,000	64,650
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	5,000	5,438
SBA Tower Trust Sec. Notes 5.10% due 04/15/42*	55,000	58,323
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	50,000	69,636
West Corp. Company Guar. Notes 7.88% due 01/15/19	25,000	24,812
West Corp. Company Guar. Notes 8.63% due 10/01/18	15,000	15,150
		436,924
Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/19*	20,000	19,400
Avaya, Inc. Company Guar. Notes 9.75% due 11/01/15	55,000	49,500
Avaya, Inc. Company Guar. Notes 10.13% due 11/01/15(6)	20,000	18,000
Lucent Technologies, Inc. Senior Notes 6.45% due 03/15/29	25,000	17,937
		104,837
Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	75,239
AT&T, Inc. Senior Notes 6.30% due 01/15/38	50,000	61,387
Bellsouth Capital Funding Corp. Senior Notes 7.88% due 02/15/30	5,000	6,725
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	40,000	37,288
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	20,000	19,625
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	15,056
Cincinnati Bell, Inc. Company Guar. Notes
8.75% due 03/15/18	40,000	37,150
Frontier Communications Corp. Senior Notes 7.88% due 04/15/15	5,000	5,069
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	25,000	25,563
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	75,000	76,781
Level 3 Escrow, Inc. Company Guar. Notes 8.13% due 07/01/19*	5,000	4,925
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	46,000	47,035
Level 3 Financing, Inc. Company Guar. Notes 9.38% due 04/01/19	20,000	20,875
New Jersey Bell Telephone Senior Debentures 8.00% due 06/01/22	25,000	31,674
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	60,000	60,227
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	135,000	96,356
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	20,261

Verizon New England, Inc. Senior Notes 4.75% due 10/01/13	20,000	21,006
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	25,000	26,029
Windstream Corp. Company Guar. Notes 7.75% due 10/01/21	20,000	20,500
Windstream Corp. Company Guar. Notes 7.88% due 11/01/17	45,000	48,713
Windstream Corp. Company Guar. Notes 8.13% due 08/01/13	5,000	5,350
Windstream Corp. Company Guar. Notes 8.13% due 09/01/18	10,000	10,713
		773,547
Television — 0.1%
Gray Television, Inc. Sec. Notes 10.50% due 06/29/15	40,000	37,800
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/21*(1)	25,000	22,750
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	25,000	31,805
		92,355
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/20	40,000	38,000
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/21	5,000	5,112
Cinemark USA, Inc. Company Guar. Notes 8.63% due 06/15/19	20,000	21,750
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	40,000	42,900
		107,762
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	30,000	40,283
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	30,000	40,362
		80,645
Transport-Air Freight — 0.0%
AMGH Merger Sub, Inc. Senior Sec. Notes 9.25% due 11/01/18*(1)	35,000	36,050
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/19	4,000	4,489
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/41	15,000	17,340
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 03/15/18	15,000	17,526
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/40	15,000	17,946
CSX Corp. Senior Notes 4.75% due 05/30/42	10,000	10,318
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	23,216
RailAmerica, Inc. Senior Sec. Notes 9.25% due 07/01/17	49,000	53,533
Union Pacific Railroad Co.
Pass Thru Certs. Series 2004-2 5.21% due 09/30/14*(1)	10,000	10,562
		154,930
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/18	40,000	42,050
Western Express, Inc. Senior Sec. Notes 12.50% due 04/15/15*(1)	35,000	14,875
		56,925
Travel Services — 0.0%
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/16	45,000	34,425
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	15,000	8,925
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	10,000	2,900
Travelport LLC/Travelport, Inc. Company Guar. Notes 9.00% due 03/01/16	20,000	11,050
		57,300
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 7.00% due 07/15/21	20,000	21,100

Wireless Equipment — 0.0%
Crown Castle International Corp. Senior Notes 7.13% due 11/01/19	10,000	10,800
Total U.S. CORPORATE BONDS & NOTES (cost $19,163,651)		19,508,513
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Banks-Commercial — 0.1%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/21*	80,000	83,771
Commonwealth Bank of Australia Senior Notes 3.75% due 10/15/14*	5,000	5,202
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/19*(1)	10,000	10,543
HBOS PLC Sub. Notes 6.00% due 11/01/33*(1)	50,000	30,588
Santander Issuances S.A Unipersonal Bank Guar. Notes 5.91% due 06/20/16*(1)	100,000	85,441
		215,545
Banks-Money Center — 0.0%
Lloyds TSB Bank PLC Bank Guar. Notes 6.38% due 01/21/21	60,000	60,128
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/21*(1)	40,000	39,200
Building Products-Wood — 0.0%
Norbord, Inc. Senior Sec. Notes 7.25% due 07/01/12	5,000	4,975
Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.38% due 03/01/14	30,000	33,079
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	30,454
		63,533
Commercial Services-Finance — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/16	30,000	32,025
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18	25,000	26,594
Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	98,709
Diversified Financial Services — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/25	5,000	4,725
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/16*(1)	10,000	9,700
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/18*(1)	40,000	38,300
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	25,000	25,250
FMG Resources August 2006 Pty, Ltd. Senior Notes 8.25% due 11/01/19*	25,000	25,437
Teck Resources, Ltd. Senior Sec. Notes 9.75% due 05/15/14	3,000	3,526
Teck Resources, Ltd. Senior Sec. Notes 10.25% due 05/15/16	34,000	39,100
Teck Resources, Ltd.
Senior Sec. Notes 10.75% due 05/15/19	6,000	7,320
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	16,363
		164,996
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/25	91,000	111,228
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/39*	35,000	41,192
Energy East Corp. Notes 6.75% due 07/15/36	10,000	10,540
PPL WEM Holdings PLC Senior Notes 5.38% due 05/01/21*	70,000	73,405
		125,137
Finance-Investment Banker/Broker — 0.1%
Credit Suisse Guernsey, Ltd. FRS Jr. Sub. Notes 1.15% due 05/15/17(7)	12,000	7,967
Credit Suisse Guernsey, Ltd. FRS Jr. Sub. 5.86% due 05/15/17(7)	28,000	22,750

Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/21*(1)	60,000	55,317
		86,034
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/21	35,000	37,117
Investment Companies — 0.0%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15	30,000	32,438
Metal-Aluminum — 0.1%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	35,000	34,738
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/20	55,000	58,987
		93,725
Metal-Diversified — 0.1%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 5.20% due 11/02/40	35,000	40,086
Rio Tinto Finance USA, Ltd. Company Guar. Notes 9.00% due 05/01/19	25,000	34,119
Xstrata Canada Financial Corp. Company Guar. Notes 6.00% due 11/15/41*	35,000	35,914
		110,119
Non-Ferrous Metals — 0.0%
Thompson Creek Metals Co., Inc. Company Guar. Notes 7.38% due 06/01/18	15,000	13,350
Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/41	25,000	27,790
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. 7.50% due 05/01/31	125,000	151,235
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/19*(1)	30,000	31,087
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/21*	25,000	25,563
		207,885
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	10,000	11,014
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	35,000	39,643
Petrobras International Finance Co. - PIFCO Company Guar. Notes 3.88% due 01/27/16	20,000	20,604
Petrobras International Finance Co. - PIFCO Company Guar. Notes 5.38% due 01/27/21	50,000	52,506
Petrobras International Finance Co. - PIFCO Company Guar. Notes 6.75% due 01/27/41(1)	15,000	17,237
Statoil ASA Company Guar. Notes 5.10% due 08/17/40	30,000	35,512
		176,516
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/19*(1)	5,000	5,150
Weatherford International, Ltd. Company Guar. Notes 5.50% due 02/15/16	10,000	10,998
Weatherford International, Ltd. Company Guar. Notes
6.50% due 08/01/36	15,000	16,336
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/19	35,000	45,265
		77,749
Paper & Related Products — 0.0%
JSG Funding PLC Senior Sub. Notes 7.75% due 04/01/15	30,000	30,000
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	60,000	60,202
Satellite Telecom — 0.2%
Intelsat Bermuda, Ltd. Company Guar. Notes 11.25% due 02/04/17	140,000	135,450
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/21*	40,000	40,450
Intelsat Jackson Holdings SA Company Guar. Notes 11.25% due 06/15/16	55,000	57,784
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(6)	61,093	58,955
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17*(1)(6)	25,000	24,125
		316,764

Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd. FRS Senior Sec. Notes 2.26% due 02/15/12*	6,563	6,556
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 10/15/39	30,000	27,880
ArcelorMittal Senior Notes 9.85% due 06/01/19	25,000	27,805
		55,685
SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 5.50% due 11/25/13	150,000	163,770
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/17*	100,000	89,500
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/21	21,000	21,170
France Telecom SA Senior Notes 8.50% due 03/01/31	14,000	19,963
Koninklijke KPN NV Senior Notes 8.38% due 10/01/30	5,000	6,415
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/14	10,000	9,619
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/21	10,000	9,543
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	25,621
		92,331
Total Foreign Corporate Bonds & Notes (cost $2,590,784)		2,624,326
LOANS(10)(11) — 0.0%
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC 4.76% due 10/10/17(1)(2) (cost $81,152)	90,398	63,420
MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	30,147
Ohio State University Revenue Bonds 4.91% due 06/01/40	15,000	16,985
State of California General Obligations Bonds 7.50% due 04/01/34	30,000	35,995
State of Illinois General Obligation Bonds 4.07% due 01/01/14	35,000	35,937
State of Illinois General Obligation Bonds 4.42% due 01/01/15	10,000	10,351
Total Municipal Bonds & Notes (cost $115,211)		129,415
U.S. GOVERNMENT AGENCIES — 3.9%
Federal Home Loan Mtg. Corp. — 0.7%
3.50% due 01/01/41	963,811	990,437
5.50% due 04/01/20	83,826	91,011
5.50% due 06/01/35	26,355	28,707
7.50% due 10/01/29	15,578	18,386
Federal Home Loan Mtg. Corp., REMIC
Series 3485, Class SI
6.27% due 07/15/36(4)(5)(9)	96,282	14,160
Series 3287, Class SE
6.42% due 03/15/37(4)(5)(9)	51,485	8,076
Series 2990, Class LB
16.23% due 06/15/34(5)(9)	48,335	59,821
Series 3065, Class DC
19.03% due 03/15/35(5)(9)	57,149	73,627
Federal Home Loan Mtg. Corp., Structured Pass-Through VRS
Series T-51, Class 1A IO
0.00% due 09/25/43(4)(5)	82,750	0
Series T-56, Class 2 IO
0.12% due 05/25/43(4)(5)(13)	148,194	139
Series T-56, Class 1 IO
0.29% due 05/25/43(4)(5)(13)	164,948	103
Series T-56, Class 3 IO
0.47% due 05/25/43(4)(5)(13)	123,731	58
Series T-56, Class A IO
0.52% due 05/25/43(4)(5)	259,181	3,825
		1,288,350
Federal National Mtg. Assoc. — 1.9%
3.50% due January TBA	2,000,000	2,056,875
4.00% due 05/01/19	288,572	306,961
4.00% due 09/01/20	48,799	51,879
4.50% due 04/01/18	15,848	16,969
4.50% due 03/01/20	21,664	23,170
4.50% due 04/01/20	35,221	37,669
4.50% due 09/01/20	24,844	26,571
4.50% due 11/01/20	25,752	27,542
5.00% due 03/01/21	7,956	8,600
5.50% due 03/01/18	13,845	15,049
6.00% due 06/01/36	16,725	18,524
6.50% due 01/01/36	2,998	3,382
6.50% due 06/01/36	119,422	134,727
6.50% due 07/01/36	31,676	35,577
6.50% due 09/01/36	126,473	142,050
6.50% due 11/01/36	46,993	52,765
7.00% due 06/01/33	21,480	24,976
7.00% due 04/01/35	23,984	27,803
7.50% due 04/01/24	20,313	23,538
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.41% due 10/25/41(4)(5)	241,511	3,579
Federal National Mtg. Assoc., REMIC
Series 2005-75, Class GS
19.37% due 08/25/35(5)(9)	41,319	52,105
Series 2005-122, Class SE
22.07% due 11/25/35(5)(9)	42,149	59,689
Series 3072, Class SM
22.78% due 11/15/35(5)(9)	51,126	72,122
Series 2006-8, Class HP
23.49% due 03/25/36(5)(9)	49,027	72,394
		3,294,516
Government National Mtg. Assoc. — 1.3%
Government National Mtg. Assoc. FRS
Series 2007-35, Class UF
0.00% due 06/16/37(5)	271	269
Government National Mtg. Assoc.
4.00% due 01/20/41	943,722	1,011,227
4.50% due 04/20/41	939,205	1,026,346
6.50% due 08/20/37	83,200	94,986

6.50% due 09/20/37	20,412	23,303
		2,156,131
Total U.S. Government Agencies (cost $6,393,472)		6,738,997
U.S. GOVERNMENT TREASURIES — 0.1%
United States Treasury Bonds — 0.1%
United States Treasury Bonds 4.50% due 02/15/36 (cost $127,566)	100,000	130,860
EXCHANGE-TRADED FUNDS — 1.4%
Exchange-Traded Funds — 1.4%
Financial Select Sector SPDR Fund	42,300	549,900
iShares Russell 2000 Growth Index Fund	563	47,422
iShares Russell 2000 Value Index Fund	780	51,199
Market Vectors Gold Miners ETF	489	25,149
SPDR S&P 500 ETF Trust, Series 1	12,978	1,628,739
SPDR S&P MidCap 400 ETF Trust	200	31,908
Total EXCHANGE-TRADED FUNDS (cost $2,354,648)		2,334,317
EQUITY CERTIFICATES — 0.2%
Rubber-Tires — 0.1%
UBS AG - Apollo Tyres, Ltd.(1)	67,201	74,787
Commercial Services — 0.0%
UBS AG - Jain Irrigation Systems, Ltd.(1)	6,573	10,712
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - LIC Housing Finance, Ltd.(1)	23,013	95,922
Telecom Services — 0.0%
HSBC Bank PLC - Bharti Airtel, Ltd.(1)	6,072	39,276
Total Equity Certificates (cost $263,512)		220,697
WARRANTS† — 0.0%
Energy-Alternate Sources — 0.0%
Aventine Renewable Energy Holdings Expires 03/15/15 (Strike price $0.06)(14)	61	0
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(1)(14)	6,345	1,523
Total Warrants (cost $1,115)		1,523
Total Long-Term Investment Securities (cost $154,201,156)		159,199,615
SHORT-TERM INVESTMENT SECURITIES — 3.6%
U.S. Government Agencies — 1.7%
Federal National Mtg. Assoc. Disc. Notes 0.03 due 02/21/12	$3,000,000	2,999,872
U.S. Government Treasuries — 1.9%
United States Treasury Bills
0.09% due 10/18/12(15)	2,861,000	2,859,106
0.10% due 11/15/12(15)	442,000	441,660
		3,300,766
Total Short-Term Investment Securities (cost $6,300,436)		6,300,638
REPURCHASE AGREEMENT — 5.0%
Agreement with Deutsche Bank Securities, Inc., bearing interest at 0.01%, dated 12/30/12, to be repurchased 01/03/12 in the amount of $8,671,005 and collateralized by $8,515,000 of United States Treasury Notes, bearing interest at 1.50% due 07/31/16 and having an approximate value of $8,859,129 (cost $8,671,000)	8,671,000	8,671,000
TOTAL INVESTMENTS (cost $169,172,592)(17)	101.0%	174,171,253
Liabilities in excess of other assets	(1.0)	(1,688,155)
NET ASSETS	100.0%	$172,483,098

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $5,969,056 representing 3.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $2,786,053 representing 1.6% of net assets.

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/Par	Acquisition Cost	Value	Value per Share/Par	% of Net Assets

Deepocean Group (Shell)
Common Stock	01/05/2010	1,109	$23,882	$18,853	$17.00	0.01%

Texas Competitive Electric
Holdings Co. LLC
Loan Agreement
	01/14/2010	$45,513	42,502
	01/22/2010	44,885	38,650
		90,398	81,152	63,420	70.16	0.04%
				$82,273		0.05%

(3)	Commercial Mortgage Backed Security
(4)	Interest Only
(5)	Collateralized Mortgage Obligation
(6)	Income may be received in cash or additional bonds at the discretion of the issuer.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	Bond in default
(9)	Inverse Floating Rate Security that pays interest rates that vary inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2011.
(10)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(11)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)	Company has filed for Chapter 11 bankruptcy protection.
(13)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(14)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	Denominated in United States dollars unless otherwise indicated.
(17)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
CVA	— Certification Van Aandelen (Dutch Cert.)
Euronext	— Euronext Stock Exchange, Amsterdam
GDR	— Global Depository Receipt
LSE	— London Stock Exchange
NVDR	— Non-Voting Depository Receipt
OTC US	— Over the Counter — United States
REMIC	— Real Estate Mortgage Investment Conduit
SDR	— Swedish Depository Receipt
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown for FRS and VRS are the current interest rates at December 31, 2011 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2011	Unrealized Appreciation (Depreciation)
4	Long	10 YR Mini JGB	March 2012	$734,555	$736,343	$1,788
7	Short	Amsterdam Index	January 2012	559,885	567,111	(7,226)
43	Long	CAC40 10 Euro Index	January 2012	1,716,679	1,760,190	43,511
2	Short	Canadian 10 YR Bond	March 2012	257,574	262,226	(4,652)
3	Short	DAX Index	March 2012	565,851	572,219	(6,368)
13	Long	E-Mini MSCI EAFE Index	March 2012	903,721	916,110	12,389
42	Long	Euro Stoxx 50	March 2012	1,233,011	1,253,528	20,517
282	Short	Euro Stoxx 50	March 2012	8,260,646	8,416,543	(155,897)
4	Long	Euro-Bund	March 2012	710,599	719,198	8,599
41	Short	FTSE 100 Index	March 2012	3,461,623	3,511,205	(49,582)
2	Short	Long Gilt	March 2012	356,010	361,832	(5,822)
11	Short	MSCI Singapore Index	January 2012	516,462	508,220	8,242
58	Short	Nasdaq 100 E-Mini Index	March 2012	2,688,358	2,638,420	49,938
81	Short	OMXS 30 Index	January 2012	1,121,676	1,160,638	(38,962)
18	Long	Russell 2000 Mini Index	March 2012	1,330,045	1,329,840	(205)
21	Short	Russell 2000 Mini Index	March 2012	1,560,678	1,551,480	9,198
234	Long	S&P 500 E-Mini Index	March 2012	14,721,993	14,655,420	(66,573)
204	Short	S&P 500 E-Mini Index	March 2012	12,815,067	12,776,520	38,547
93	Long	S&P Mid 400 E-Mini Index	March 2012	8,239,556	8,158,890	(80,666)
14	Short	SPI 200	March 2012	1,485,388	1,430,633	54,755
50	Short	TOPIX Index	March 2012	4,774,616	4,701,934	72,682
16	Long	U.S. Long Bonds	March 2012	2,292,366	2,317,000	24,634
7	Long	U.S. Treasury 2 YR Notes	March 2012	1,543,716	1,543,828	112
42	Short	U.S. Treasury 2 YR Notes	March 2012	9,259,608	9,262,969	(3,361)
47	Long	U.S. Treasury 5 YR Notes	March 2012	5,760,159	5,793,117	32,958
51	Short	U.S. Treasury 5 YR Notes	March 2012	6,250,192	6,286,148	(35,956)
64	Long	U.S. Treasury 10 YR Notes	March 2012	8,307,629	8,392,000	84,371
28	Short	U.S. Treasury 10 YR Notes	March 2012	3,643,580	3,671,500	(27,920)
1	Long	U.S. Ultra Bond	March 2012	158,330	160,186	1,856
						$(19,093)

Total Return Swap Contracts@
	Notional				Gross Unrealized
	Amount	Termination	Fixed Payments Received	Total Return Received or	Appreciation
Swap Counterparty	(000’s)	Date	(Paid) by Portfolio	Paid by Portfolio	(Depreciation)

Citibank N.A	$12,739	04/11/12	(3 Month USD LIBOR-BBA plus 10 bps)	Citibank U.S. Equity Custom Basket	$776,361
JP Morgan Securities, Inc.	4,109	10/22/12	(3 Month USD LIBOR-BBA minus 4 bps)	iShares MSCI Emerging Market Index	18,493
					$794,854
Bank of America	3,095	07/30/12	(3 Month USD LIBOR-BBA minus 39 bps)	Market Vectors Gold Miners ETF	(463,125)
Citibank N.A	9,679	04/11/12	3 Month USD LIBOR-BBA minus 5 bps	Russell 1000 Index Total Return	(508,050)
Citibank N.A	405	04/11/12	3 Month USD LIBOR-BBA plus 10 bps	Russell 1000 Index Total Return	(21,268)
Citibank N.A	139	04/11/12	3 Month USD LIBOR-BBA minus 5 bps	Russell 1000 Index Total Return	(7,316)
					$(999,759)
	Net Unrealized Appreciation (Depreciation)				$(204,905)

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

@       Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 1.

Open Forward Foreign Currency Contracts
Contract Counterparty	In to Deliver		Delivery Exchange For		Unrealized Date	Unrealized Appreciation	Depreciation
Bank of America N.A.	EUR	3,360,800	USD	4,535,568	1/18/2012	$185,480	$—
	SEK	6,699,300	USD	988,918	1/18/2012	16,151	—
	USD	77,533	AUD	76,100	1/18/2012	179	—
	USD	494,238	CAD	503,500	1/18/2012	—	(171)
	USD	23,166	CHF	21,200	1/18/2012	—	(591)
	USD	134,053	GBP	85,300	1/18/2012	—	(1,598)
	USD	10,487	NOK	60,900	1/18/2012	—	(309)
						201,810	(2,669)
Barclays Bank PLC	JPY	20,037,900	USD	258,160	1/18/2012	—	(2,223)
	USD	5,297	AUD	5,200	1/18/2012	13	—
	USD	56,492	CHF	51,700	1/18/2012	—	(1,438)
	USD	195,747	EUR	145,100	1/18/2012	—	(7,935)
	USD	956,265	GBP	608,400	1/18/2012	—	(11,533)
	USD	10,416	NOK	60,500	1/18/2012	—	(305)
	USD	36,210	SEK	245,300	1/18/2012	—	(592)
						13	(24,026)
Citibank N.A.	AUD	31,000	USD	31,580	1/18/2012	—	(77)
	CAD	525,800	USD	516,467	1/18/2012	519	—
	CHF	971,900	USD	1,062,418	1/18/2012	27,468	—
	EUR	91,600	USD	123,536	1/18/2012	4,973	—
	HKD	952,700	USD	122,654	1/18/2012	—	(17)
	SEK	34,800	USD	5,138	1/18/2012	85	—
	SGD	856,300	USD	668,984	1/18/2012	8,822	—
	USD	17,222	CAD	17,900	1/18/2012	343	—
	USD	98,359	DKK	542,300	1/18/2012	—	(3,929)
	USD	465,217	GBP	296,000	1/18/2012	—	(5,585)
	USD	4,711	JPY	365,600	1/18/2012	39	—
						42,249	(9,608)
Credit Suisse AG	AUD	64,200	USD	65,407	1/18/2012	—	(153)
	CAD	407,200	USD	399,772	1/18/2012	201	—
	USD	14,011	CAD	14,500	1/18/2012	218	—
	USD	61,470	CHF	56,300	1/18/2012	—	(1,517)
	USD	1,027,782	EUR	761,800	1/18/2012	—	(41,738)
	USD	683,043	GBP	434,600	1/18/2012	—	(8,191)
	USD	260,273	JPY	20,203,200	1/18/2012	2,258	—
	USD	395,539	NOK	2,296,500	1/18/2012	—	(11,734)
						2,677	(63,333)
Deutsche Bank AG	AUD	60,200	USD	61,223	1/18/2012	—	(251)
	CAD	22,900	USD	22,480	1/18/2012	9	—
	SEK	163,500	USD	24,145	1/18/2012	404	—
	USD	32,894	CHF	30,100	1/18/2012	—	(841)
	USD	1,239,952	EUR	919,300	1/18/2012	—	(50,046)
						413	(51,138)
Goldman Sachs International	GBP	99,700	USD	156,694	1/18/2012	1,878	—
	JPY	144,292,600	USD	1,858,842	1/18/2012	—	(16,173)
	SEK	66,600	USD	9,835	1/18/2012	164	—
	USD	20,681	AUD	20,300	1/18/2012	49	—
	USD	1,108,366	EUR	821,700	1/18/2012	—	(44,790)
	USD	49,658	NOK	288,700	1/18/2012	—	(1,408)
						2,091	(62,371)
HSBC Bank USA, N.A.	AUD	172,500	USD	175,571	1/18/2012	—	(582)
	GBP	1,018,800	USD	1,601,207	1/18/2012	19,201	—
	HKD	4,364,300	USD	561,912	1/18/2012	—	(39)
	USD	887,002	CHF	812,600	1/18/2012	—	(21,686)
	USD	490,996	EUR	364,100	1/18/2012	—	(19,719)
	USD	909,710	JPY	70,614,400	1/18/2012	7,891	—
	USD	10,852	NOK	63,000	1/18/2012	—	(323)
	USD	736,681	SGD	942,900	1/18/2012	—	(9,754)
						27,092	(52,103)
JPMorgan Chase Bank	CAD	126,800	USD	124,579	1/18/2012	154	—
	CHF	26,600	USD	29,075	1/18/2012	749	—
	EUR	218,600	USD	294,887	1/18/2012	11,940	—
	USD	157,923	AUD	155,000	1/18/2012	359	—
	USD	1,175,572	GBP	747,900	1/18/2012	—	(14,223)
	USD	80,727	HKD	627,000	1/18/2012	6	—
	USD	34,940	JPY	2,712,200	1/18/2012	304	—
	USD	306,339	NOK	1,779,000	1/18/2012	—	(9,021)
	USD	1,120,103	SEK	7,585,900	1/18/2012	—	(18,598)
	USD	86,554	SGD	110,800	1/18/2012	—	(1,133)
						13,512	(42,975)
Royal Bank of Scotland PLC	AUD	52,700	USD	53,784	1/18/2012	—	(32)
	CAD	55,700	USD	54,675	1/18/2012	18	—
	USD	61,452	CHF	56,200	1/18/2012	—	(1,606)
	USD	172,807	EUR	128,100	1/18/2012	—	(6,999)
	USD	75,731	GBP	48,200	1/18/2012	—	(885)
	USD	771,243	JPY	59,926,600	1/18/2012	7,475	—
						7,493	(9,522)
State Street Bank & Trust Co.	CAD	102,000	USD	100,087	1/18/2012	—	(2)
	NOK	15,900	USD	2,738	1/18/2012	80	—
	USD	679,610	EUR	503,900	1/18/2012	—	(27,382)
	USD	11,731	ILS	43,900	1/18/2012	—	(215)
	USD	21,105	SEK	143,100	1/18/2012	—	(326)
						80	(27,925)
UBS AG	GBP	1,354,400	USD	2,128,710	1/18/2012	25,580	—
	NOK	5,630,400	USD	969,104	1/18/2012	28,118	—
	USD	51,239	AUD	50,300	1/18/2012	127	—
	USD	248,166	CAD	252,700	1/18/2012	—	(201)
	USD	133,132	CHF	121,900	1/18/2012	—	(3,324)
	USD	1,546,896	EUR	1,146,800	1/18/2012	—	(62,523)
	USD	15,316	JPY	1,188,700	1/18/2012	131	—
						53,956	(66,048)
Westpac Banking Corp.	EUR	1,605,300	USD	2,165,213	1/18/2012	87,375	—
	GBP	19,200	USD	30,174	1/18/2012	360	—
	JPY	10,714,400	USD	138,078	1/18/2012	—	(1,150)
	USD	32,536	AUD	32,000	1/18/2012	141	—
	USD	203,825	CAD	207,400	1/18/2012	—	(311)
						—	—
						87,876	(1,461)
Net Unrealized Appreciation(Depreciation)						$439,262	$(413,179)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$124,658,929	$—	$35,952	$124,694,881
Convertible Preferred Stock	87,033	—	—	87,033
Preferred Stock	974,636	20,072	—	994,708
Asset Backed Securities	—	1,602,291	—	1,602,291
Convertible Bonds & Notes	—	68,634	—	68,634
U.S. Corporate Bonds & Notes	—	19,472,295	36,218	19,508,513
Foreign Corporate Bonds & Notes	—	2,624,326	—	2,624,326
Loans	—	63,420	—	63,420
Municipal Bonds & Notes	—	129,415	—	129,415
U.S. Government Agencies	—	6,738,997	—	6,738,997
U.S.Government Treasuries	—	130,860	—	130,860
Exchange Traded Funds	2,334,317	—	—	2,334,317
Equity Certificates	—	220,697	—	220,697
Warrants	—	—	1,523	1,523
Short-Term Investment Securities:
U.S. Government Agencies	—	2,999,872	—	2,999,872
U.S.Government Treasuries	—	3,300,766	—	3,300,766
Repurchase Agreement	—	8,671,000	—	8,671,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	464,097	—	—	464,097
Total Return Swaps - Appreciation	—	794,854	—	794,854
Open Forward Foreign Currency Contracts - Appreciation	—	439,262	—	439,262
Total	$128,519,012	$47,276,761	$73,693	$175,869,466
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	483,190	—	—	483,190
Total Return Swaps - Depreciation	—	999,759	—	999,759
Open Forward Foreign Currency Contracts - Depreciation	—	413,179	—	413,179
Total	$483,190	$1,412,938	$—	$1,896,128

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	U.S. Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$22,617	$42,778	$1,523
Accrued discounts	—	426	—
Accrued premiums	—	(371)	—
Realized gain	—	2	—
Realized loss	—	(30,108)	—
Change in unrealized appreciation (1)	1,297	30,121	—
Change in unrealized depreciation (1)	(6,459)	(1,460)	—
Net purchases	23,882	5,381	—
Net sales	(13,739)	(10,551)	—
Transfers into Level 3 (2)	8,354	—	—
Transfers out of Level 3 (2)	—	—	—
Balance as of 12/31/2011	$35,952	$36,218	$1,523

(1)  The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Common Stock	U.S. Corporate Bonds & Notes	Warrants
$(6,459)	$(1,111)	$—

(2)  The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — December 31, 2011
(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 97.6%
Aerospace/Defense — 0.9%
Boeing Co.	16,500	$1,210,275
Agricultural Chemicals — 0.4%
Potash Corp. of Saskatchewan, Inc.	14,100	582,048
Apparel Manufacturers — 1.3%
Coach, Inc.	7,900	482,216
Prada SpA†	108,000	488,785
Ralph Lauren Corp.	5,600	773,248
		1,744,249
Applications Software — 1.3%
Nuance Communications, Inc.†	20,900	525,844
Red Hat, Inc.†	17,100	706,059
Salesforce.com, Inc.†	5,000	507,300
		1,739,203
Athletic Footwear — 1.3%
NIKE, Inc., Class B	18,200	1,753,934
Auto/Truck Parts & Equipment-Original — 0.4%
Johnson Controls, Inc.	18,100	565,806
Banks-Super Regional — 0.4%
US Bancorp	20,200	546,410
Beverages-Non-alcoholic — 0.3%
Monster Beverage Corp.†	5,100	469,914
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	6,700	274,499
Casino Hotels — 0.9%
Las Vegas Sands Corp.†	24,000	1,025,520
MGM Resorts International†	18,300	190,869
		1,216,389
Chemicals-Diversified — 0.4%
Air Products & Chemicals, Inc.	6,700	570,773
Coal — 0.4%
Peabody Energy Corp.	15,600	516,516
Commercial Services-Finance — 4.9%
Mastercard, Inc., Class A	10,700	3,989,174
Visa, Inc., Class A	19,900	2,020,447
Western Union Co.	39,700	724,922
		6,734,543
Computer Aided Design — 0.4%
Autodesk, Inc.†	18,100	548,973
Computer Services — 1.1%
Accenture PLC, Class A	27,400	1,458,502
Computer Software — 0.2%
Akamai Technologies, Inc.†	6,900	222,732
Computers — 9.2%
Apple, Inc.†	31,100	12,595,500
Computers-Integrated Systems — 0.4%
Teradata Corp.†	12,300	596,673
Computers-Memory Devices — 1.2%
EMC Corp.†	21,900	471,726
NetApp, Inc.†	18,100	656,487
SanDisk Corp.†	10,600	521,626
		1,649,839
Cruise Lines — 0.5%
Carnival PLC	21,396	706,427
Distribution/Wholesale — 2.3%
Fastenal Co.	48,500	2,115,085
Fossil, Inc.†	6,300	499,968
WW Grainger, Inc.	2,800	524,132
		3,139,185
Diversified Manufacturing Operations — 3.3%
Cooper Industries PLC	11,100	601,065
Danaher Corp.	83,200	3,913,728
		4,514,793
Diversified Minerals — 0.7%
BHP Billiton, Ltd.	27,450	966,371
E-Commerce/Products — 4.5%
Amazon.com, Inc.†	26,800	4,639,080
eBay, Inc.†	49,000	1,486,170
		6,125,250
E-Commerce/Services — 3.3%
Ctrip.com International, Ltd. ADR†	18,800	439,920
Groupon, Inc., Class A†	26,800	552,884
Liberty Media Corp. - Interactive, Class A†	29,700	481,586
priceline.com, Inc.†	6,500	3,040,115
		4,514,505
Electric Products-Misc. — 0.4%
Emerson Electric Co.	10,500	489,195
Electronic Components-Semiconductors — 0.6%
Broadcom Corp., Class A†	30,400	892,544
Electronic Measurement Instruments — 0.5%
Trimble Navigation, Ltd.†	14,500	629,300
Engineering/R&D Services — 0.5%
Fluor Corp.	6,600	331,650
McDermott International, Inc.†	35,600	409,756
		741,406
Engines-Internal Combustion — 0.4%
Cummins, Inc.	6,800	598,536
Enterprise Software/Service — 0.3%
Informatica Corp.†	11,800	435,774
Finance-Credit Card — 1.3%
American Express Co.	37,200	1,754,724
Finance-Other Services — 0.7%
IntercontinentalExchange, Inc.†	7,600	916,180
Food-Retail — 0.4%
Whole Foods Market, Inc.	7,100	494,018
Hotels/Motels — 1.5%
Marriott International, Inc., Class A	39,442	1,150,523
Starwood Hotels & Resorts Worldwide, Inc.	18,500	887,445
		2,037,968
Industrial Gases — 2.4%
Praxair, Inc.	31,100	3,324,590
Internet Application Software — 0.7%
Tencent Holdings, Ltd.	49,800	1,000,283
Internet Content-Information/News — 0.4%
LinkedIn Corp., Class A†	8,600	541,886

1

Investment Management/Advisor Services — 1.7%
Franklin Resources, Inc.	14,500	1,392,870
Invesco, Ltd.	48,600	976,374
		2,369,244
Machinery-Construction & Mining — 0.8%
Caterpillar, Inc.	4,300	389,580
Joy Global, Inc.	8,900	667,233
		1,056,813
Machinery-Farming — 0.5%
Deere & Co.	8,200	634,270
Machinery-General Industrial — 0.8%
Babcock & Wilcox Co.†	16,050	387,447
Roper Industries, Inc.	8,300	721,021
		1,108,468
Medical Instruments — 0.4%
Edwards Lifesciences Corp.†	8,300	586,810
Medical Products — 0.9%
Baxter International, Inc.	6,700	331,516
Covidien PLC	3,900	175,539
Stryker Corp.	14,900	740,679
		1,247,734
Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	7,400	529,100
Biogen Idec, Inc.†	6,600	726,330
Celgene Corp.†	10,900	736,840
Human Genome Sciences, Inc.†	29,500	218,005
		2,210,275
Medical-Drugs — 0.9%
Allergan, Inc.	8,600	754,564
Valeant Pharmaceuticals International, Inc.†	10,700	499,583
		1,254,147
Medical-Wholesale Drug Distribution — 1.4%
McKesson Corp.	24,600	1,916,586
Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	12,100	1,993,959
Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	14,500	533,455
Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	13,000	505,310
Multimedia — 0.8%
Walt Disney Co.	30,100	1,128,750
Oil Companies-Exploration & Production — 3.5%
Cimarex Energy Co.	6,900	427,110
Continental Resources, Inc.†	13,900	927,269
EOG Resources, Inc.	17,900	1,763,329
Occidental Petroleum Corp.	17,200	1,611,640
		4,729,348
Oil Field Machinery & Equipment — 2.1%
Cameron International Corp.†	22,500	1,106,775
FMC Technologies, Inc.†	32,800	1,713,144
		2,819,919
Oil-Field Services — 1.4%
Schlumberger, Ltd.	27,900	1,905,849
Pharmacy Services — 0.7%
Express Scripts, Inc.†	20,700	925,083
Real Estate Investment Trust — 2.2%
American Tower Corp.	49,300	2,958,493
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	6,000	91,320
Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	15,600	741,468
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	2,200	714,934
Retail-Automobile — 0.7%
CarMax, Inc.†	30,900	941,832
Retail-Discount — 0.8%
Costco Wholesale Corp.	13,600	1,133,152
Retail-Drug Store — 0.3%
CVS Caremark Corp.	11,900	485,282
Retail-Restaurants — 2.8%
Chipotle Mexican Grill, Inc.†	3,600	1,215,864
Starbucks Corp.	39,700	1,826,597
Yum! Brands, Inc.	14,500	855,645
		3,898,106
Semiconductor Components-Integrated Circuits — 2.8%
QUALCOMM, Inc.	70,700	3,867,290
Telecom Equipment-Fiber Optics — 0.7%
Corning, Inc.	69,400	900,812
Telecommunication Equipment — 0.8%
Juniper Networks, Inc.†	51,700	1,055,197
Transport-Rail — 1.7%
Kansas City Southern†	11,700	795,717
Union Pacific Corp.	15,100	1,599,694
		2,395,411
Transport-Services — 3.0%
Expeditors International of Washington, Inc.	17,600	720,896
FedEx Corp.	25,800	2,154,558
United Parcel Service, Inc., Class B	16,800	1,229,592
		4,105,046
Web Portals/ISP — 8.3%
Baidu, Inc. ADR†	25,600	2,981,632
Facebook, Inc., Class A†(1)(3)(4)	14,280	444,781
Facebook, Inc., Class B†(1)(3)(4)	27,505	856,701
Google, Inc., Class A†	10,300	6,652,770
Mail.ru Group, Ltd. GDR†*(1)	13,683	355,758
Twitter, Inc.†(1)(3)(4)	6,539	91,546
		11,383,188
Wireless Equipment — 2.3%
Crown Castle International Corp.†	71,100	3,185,280
Total Common Stock (cost $102,237,565)		133,602,544

2

CONVERTIBLE PREFERRED STOCK — 0.2%
E-Commerce/Services — 0.1%
Living Social, Inc., Series E(1)(3)(4)	11,949	91,888
Web Portals/ISP — 0.1%
Twitter, Inc., Series A(1)(3)(4)	17	238
Twitter, Inc., Series B(1)(3)(4)	265	3,710
Twitter, Inc., Series C(1)(3)(4)	68	952
Twitter, Inc., Series D(1)(3)(4)	2,510	35,140
Twitter, Inc., Series G2(1)(3)(4)	10,689	149,646
		189,686
Total Convertible Preferred Stock (cost $309,940)		281,574
Total Long-Term Investment Securities (cost $102,547,505)		133,884,118
SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 2.4%
T. Rowe Price Reserve Investment Fund (cost $3,258,163)	3,258,163	3,258,163
TOTAL INVESTMENTS (cost $105,805,668)(2)	100.2%	137,142,281
Liabilities in excess of other assets	(0.2)	(263,878)
NET ASSETS	100.0%	$136,878,403

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $355,758 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At December 31, 2011 the aggregated value of these securities was $2,030,360 representing 1.5% of net assets.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of December 31, 2011, the Stock Portfolio held the following restricted security.

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Facebook, Inc., Class A
Common Stock	08/12/2011	11,080	$345,110
	12/29/2011	3,200	87,200
		14,280	$432,310	$444,781	$31.15	0.32%
Facebook, Inc., Class B
Common Stock	03/31/2011	24,148	603,700
	05/19/2011	3,357	84,083
		27,505	687,783	856,701	31.15	0.63%
Living Social, Inc., Series E
Convertible Preferred Stock	11/18/2011	11,949	91,888	91,888	7.69	0.07%
Twitter, Inc.
Common Stock	09/13/2011	6,539	105,236	91,546	14.00	0.07%
Twitter, Inc., Series A
Convertible Preferred Stock	09/13/2011	17	274	238	14.00	0.00%
Twitter, Inc., Series B
Convertible Preferred Stock	09/13/2011	265	4,265	3,710	14.00	0.00%
Twitter, Inc., Series C
Convertible Preferred Stock	09/13/2011	68	1,094	952	14.00	0.00%
Twitter, Inc., Series D
Convertible Preferred Stock	09/13/2011	2,510	40,395	35,140	14.00	0.03%
Twitter, Inc., Series G2
Convertible Preferred Stock	07/28/2011	10,689	172,025	149,646	14.00	0.11%

				$1,674,602		1.23%

ADR	— American Depository Receipt
GDR	— Global Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$12,595,500	$—	$—	$12,595,500
Web Portals/ISP	9,990,160	—	1,393,028	11,383,188
Other Industries*	109,623,856	—	—	109,623,856
Convertible Preferred Stock	—	—	281,574	281,574
Short-Term Investment Securities:
Registered Investment Companies	—	3,258,163	—	3,258,163

Total	$132,209,516	$3,258,163	$1,674,602	$137,142,281

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 3/31/2011	$603,700	$—
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	181,389	—
Change in unrealized depreciation (1)	(13,690)	(28,366)
Net purchases	621,629	309,940
Net sales	—	—
Transfers into Level 3 (2)	—	—
Transfers out of Level 3 (2)	—	—
Balance as of 12/31/2011	$1,393,028	$281,574

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Common Stock	Convertible Preferred Stock
$167,699	$(28,366)

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

3

SEASONS SERIES TRUST

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2011

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.4%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	2,191	$97,675
Aerospace/Defense — 0.5%
Boeing Co.	6,311	462,912
General Dynamics Corp.	3,024	200,824
Lockheed Martin Corp.	3,634	293,990
Raytheon Co.	2,749	132,997
Rockwell Collins, Inc.	1,513	83,775
		1,174,498
Aerospace/Defense-Equipment — 0.3%
Goodrich Corp.	1,715	212,146
United Technologies Corp.	8,935	653,059
		865,205
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	896	129,902
Monsanto Co.	7,333	513,823
Mosaic Co.	2,569	129,555
		773,280
Apparel Manufacturers — 0.4%
Coach, Inc.	3,997	243,977
Prada SpA†	118,400	535,853
Ralph Lauren Corp.	883	121,925
VF Corp.	1,194	151,626
		1,053,381
Applications Software — 2.8%
Citrix Systems, Inc.†	2,554	155,079
Intuit, Inc.	4,071	214,094
Microsoft Corp.	209,501	5,438,646
Red Hat, Inc.†	2,641	109,047
Salesforce.com, Inc.†	11,292	1,145,686
		7,062,552
Athletic Footwear — 1.6%
NIKE, Inc., Class B	40,621	3,914,646
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.†	185,150	1,992,214
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.†	1,157	73,747
Banks-Commercial — 0.5%
Standard Chartered PLC	61,936	1,355,269
Banks-Fiduciary — 0.6%
Northern Trust Corp.	34,635	1,373,624
Beverages-Non-alcoholic — 2.7%
Coca-Cola Co.	45,469	3,181,466
Dr Pepper Snapple Group, Inc.	1,527	60,286
PepsiCo, Inc.	51,564	3,421,271
		6,663,023
Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	1,381	111,184
Pernod-Ricard SA	8,863	822,008
		933,192
Brewery — 0.3%
Anheuser-Busch InBev NV	12,304	753,306
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	14,296	585,707
Scripps Networks Interactive, Inc., Class A	1,332	56,504
		642,211
Building Products-Wood — 0.0%
Masco Corp.	1,519	15,919
Building-Residential/Commercial — 0.0%
PulteGroup, Inc.†	1,799	11,352
Cable/Satellite TV — 0.2%
DIRECTV, Class A†	9,664	413,233
Time Warner Cable, Inc.	2,972	188,930
		602,163
Casino Hotels — 0.7%
MGM Resorts International†	146,128	1,524,115
Wynn Resorts, Ltd.	1,085	119,882
		1,643,997
Chemicals-Diversified — 0.3%
Air Products & Chemicals, Inc.	1,902	162,031
E.I. du Pont de Nemours & Co.	8,605	393,937
FMC Corp.	965	83,029
PPG Industries, Inc.	2,115	176,581
		815,578
Chemicals-Specialty — 0.5%
Eastman Chemical Co.	904	35,310
Ecolab, Inc.	16,925	978,434
International Flavors & Fragrances, Inc.	1,108	58,081
Sigma-Aldrich Corp.	1,649	102,997
		1,174,822
Coal — 0.1%
Consol Energy, Inc.	2,237	82,098
Peabody Energy Corp.	3,710	122,838
		204,936
Coatings/Paint — 0.0%
Sherwin-Williams Co.	1,180	105,339
Commercial Services — 0.6%
Iron Mountain, Inc.	50,962	1,569,630
Commercial Services-Finance — 2.1%
Automatic Data Processing, Inc.	6,693	361,489
Equifax, Inc.	895	34,672
Mastercard, Inc., Class A	7,929	2,956,090
Moody’s Corp.	1,418	47,758
Paychex, Inc.	2,253	67,838
Visa, Inc., Class A	6,965	707,157
Western Union Co.	59,293	1,082,690
		5,257,694
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,522	46,162
Computer Services — 1.4%
Accenture PLC, Class A	6,583	350,413
Cognizant Technology Solutions Corp., Class A†	4,138	266,115
International Business Machines Corp.	16,142	2,968,191
		3,584,719
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,457	79,312

1

Computers — 7.2%
Apple, Inc.†	44,606	18,065,430
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,293	111,233
Computers-Memory Devices — 1.7%
EMC Corp.†	111,641	2,404,747
NetApp, Inc.†	46,901	1,701,099
SanDisk Corp.†	3,291	161,950
		4,267,796
Consumer Products-Misc. — 0.2%
Clorox Co.	1,265	84,199
Kimberly-Clark Corp.	5,397	397,003
		481,202
Containers-Metal/Glass — 0.0%
Ball Corp.	1,247	44,530
Cosmetics & Toiletries — 2.0%
Avon Products, Inc.	55,938	977,237
Colgate-Palmolive Co.	6,629	612,453
Estee Lauder Cos., Inc., Class A	1,530	171,850
Procter & Gamble Co.	48,756	3,252,513
		5,014,053
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	666	49,837
Fiserv, Inc.†	1,929	113,309
		163,146
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,163	40,694
Patterson Cos., Inc.	612	18,066
		58,760
Dialysis Centers — 0.0%
DaVita, Inc.†	1,281	97,113
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,175	100,462
Distribution/Wholesale — 0.2%
Fastenal Co.	2,871	125,204
Genuine Parts Co.	1,492	91,311
WW Grainger, Inc.	831	155,555
		372,070
Diversified Manufacturing Operations — 1.1%
3M Co.	7,391	604,066
Cooper Industries PLC	1,299	70,341
Danaher Corp.	34,391	1,617,753
Dover Corp.	1,752	101,704
Illinois Tool Works, Inc.	4,037	188,568
Parker Hannifin Corp.	1,345	102,556
		2,684,988
E-Commerce/Products — 3.7%
Amazon.com, Inc.†	15,094	2,612,771
eBay, Inc.†	217,418	6,594,288
Netflix, Inc.†	758	52,522
		9,259,581
E-Commerce/Services — 0.3%
Expedia, Inc.	818	23,738
priceline.com, Inc.†	1,523	712,322
TripAdvisor, Inc.†	818	20,622
		756,682
Electric Products-Misc. — 0.7%
Emerson Electric Co.	38,589	1,797,861
Electric-Integrated — 0.4%
Consolidated Edison, Inc.	2,126	131,876
Dominion Resources, Inc.	5,461	289,870
NextEra Energy, Inc.	3,356	204,313
Progress Energy, Inc.	2,384	133,551
Southern Co.	6,965	322,410
		1,082,020
Electronic Components-Misc. — 0.6%
TE Connectivity, Ltd.	49,285	1,518,471
Electronic Components-Semiconductors — 1.8%
Altera Corp.	4,394	163,017
Broadcom Corp., Class A†	6,644	195,068
First Solar, Inc.†	805	27,177
Intel Corp.	35,567	862,500
LSI Corp.†	3,859	22,961
Microchip Technology, Inc.	2,618	95,897
NVIDIA Corp.†	49,372	684,296
Texas Instruments, Inc.	22,779	663,097
Xilinx, Inc.	59,200	1,897,952
		4,611,965
Electronic Connectors — 0.9%
Amphenol Corp., Class A	50,197	2,278,442
Electronic Forms — 0.0%
Adobe Systems, Inc.†	3,093	87,439
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	3,329	116,282
FLIR Systems, Inc.	1,645	41,240
		157,522
Engineering/R&D Services — 0.0%
Fluor Corp.	1,371	68,893
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,981	174,368
Enterprise Software/Service — 2.1%
BMC Software, Inc.†	1,748	57,299
Oracle Corp.	203,977	5,232,010
		5,289,309
Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,179	44,887
Filtration/Separation Products — 0.0%
Pall Corp.	1,577	90,126
Finance-Credit Card — 0.9%
American Express Co.	45,295	2,136,565
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	92,937	1,046,471
Finance-Other Services — 0.8%
CME Group, Inc.	5,984	1,458,121
IntercontinentalExchange, Inc.†	4,482	540,305
		1,998,426

2

Food-Confectionery — 0.1%
Hershey Co.	2,097	129,552
J.M. Smucker Co.	904	70,666
		200,218
Food-Meat Products — 0.0%
Hormel Foods Corp.	850	24,896
Food-Misc. — 0.5%
Campbell Soup Co.	1,351	44,907
General Mills, Inc.	5,904	238,581
H.J. Heinz Co.	3,333	180,115
Kellogg Co.	3,394	171,635
Kraft Foods, Inc., Class A	13,066	488,146
McCormick & Co., Inc.	1,308	65,949
Sara Lee Corp.	2,994	56,646
		1,245,979
Food-Retail — 0.0%
Whole Foods Market, Inc.	1,641	114,181
Gold Mining — 0.2%
Newmont Mining Corp.	6,777	406,688
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,166	90,855
Hotels/Motels — 0.6%
Marriott International, Inc., Class A	49,351	1,439,569
Starwood Hotels & Resorts Worldwide, Inc.	1,526	73,202
		1,512,771
Human Resources — 0.0%
Robert Half International, Inc.	685	19,495
Industrial Automated/Robotic — 1.6%
FANUC Corp.	21,600	3,305,807
Rockwell Automation, Inc.	8,343	612,126
		3,917,933
Industrial Gases — 1.1%
Airgas, Inc.	683	53,329
Praxair, Inc.	24,745	2,645,240
		2,698,569
Instruments-Controls — 0.1%
Honeywell International, Inc.	6,674	362,732
Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	29,573	1,329,898
Waters Corp.†	1,227	90,859
		1,420,757
Insurance Brokers — 0.1%
Aon Corp.	2,967	138,856
Insurance-Life/Health — 0.7%
Aflac, Inc.	6,393	276,561
Prudential PLC	136,816	1,356,655
		1,633,216
Insurance-Property/Casualty — 0.1%
Chubb Corp.	2,171	150,276
Travelers Cos., Inc.	2,940	173,960
		324,236
Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,089	115,565
Internet Security — 0.0%
Symantec Corp.†	4,139	64,775
VeriSign, Inc.	1,046	37,363
		102,138
Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	1,372	244,545
Franklin Resources, Inc.	1,993	191,448
T. Rowe Price Group, Inc.	15,439	879,251
		1,315,244
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,756	521,493
Joy Global, Inc.	1,439	107,882
		629,375
Machinery-Farming — 0.2%
Deere & Co.	5,669	438,497
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,321	114,755
Machinery-Pumps — 0.0%
Flowserve Corp.	578	57,407
Medical Information Systems — 0.1%
Cerner Corp.†	1,995	122,194
Medical Instruments — 0.9%
Edwards Lifesciences Corp.†	1,562	110,433
Intuitive Surgical, Inc.†	534	247,247
Medtronic, Inc.	9,395	359,359
St. Jude Medical, Inc.	41,685	1,429,796
		2,146,835
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,357	116,661
Quest Diagnostics, Inc.	2,161	125,468
		242,129
Medical Products — 0.8%
Baxter International, Inc.	24,278	1,201,275
Becton, Dickinson and Co.	2,943	219,901
Covidien PLC	4,757	214,113
Stryker Corp.	4,455	221,458
Varian Medical Systems, Inc.†	1,542	103,514
Zimmer Holdings, Inc.†	2,454	131,093
		2,091,354
Medical-Biomedical/Gene — 4.0%
Amgen, Inc.	10,864	697,578
Biogen Idec, Inc.†	3,327	366,136
Celgene Corp.†	94,150	6,364,540
Gilead Sciences, Inc.†	35,289	1,444,379
Life Technologies Corp.†	2,441	94,979
Vertex Pharmaceuticals, Inc.†	29,147	967,972
		9,935,584
Medical-Drugs — 3.1%
Abbott Laboratories	52,757	2,966,526
Allergan, Inc.	4,178	366,578
Bristol-Myers Squibb Co.	14,157	498,893
Eli Lilly & Co.	9,768	405,958
Johnson & Johnson	37,401	2,452,757

3

Merck & Co., Inc.	27,133	1,022,914
		7,713,626
Medical-Generic Drugs — 0.6%
Mylan, Inc.†	5,841	125,348
Perrigo Co.	1,276	124,155
Teva Pharmaceutical Industries, Ltd. ADR	27,247	1,099,689
Watson Pharmaceuticals, Inc.†	1,742	105,112
		1,454,304
Medical-HMO — 0.5%
Aetna, Inc.	2,679	113,027
Humana, Inc.	1,299	113,805
UnitedHealth Group, Inc.	14,600	739,928
WellPoint, Inc.	2,430	160,988
		1,127,748
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	15,514	2,556,552
Metal-Diversified — 1.2%
Ivanhoe Mines, Ltd.†	173,632	3,076,759
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	1,959	122,144
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,305	50,725
Multimedia — 2.2%
McGraw-Hill Cos., Inc.	2,331	104,825
News Corp., Class A	213,175	3,803,042
Viacom, Inc., Class B	36,650	1,664,277
		5,572,144
Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	952	52,608
Helmerich & Payne, Inc.	1,467	85,614
		138,222
Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	3,342	255,095
Apache Corp.	3,682	333,516
Cabot Oil & Gas Corp.	1,431	108,613
Devon Energy Corp.	22,540	1,397,480
EOG Resources, Inc.	3,682	362,714
EQT Corp.	1,228	67,282
Newfield Exploration Co.†	1,234	46,559
Noble Energy, Inc.	1,515	143,001
Occidental Petroleum Corp.	14,943	1,400,159
Pioneer Natural Resources Co.	1,676	149,968
Range Resources Corp.	1,543	95,573
Southwestern Energy Co.†	27,868	890,104
		5,250,064
Oil Companies-Integrated — 2.0%
Chevron Corp.	14,729	1,567,165
Exxon Mobil Corp.	42,014	3,561,107
		5,128,272
Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	22,079	1,086,066
FMC Technologies, Inc.†	3,263	170,426
National Oilwell Varco, Inc.	10,933	743,335
		1,999,827
Oil-Field Services — 3.3%
Baker Hughes, Inc.	18,312	890,696
Halliburton Co. (1)	67,724	2,337,155
Schlumberger, Ltd.	72,159	4,929,181
		8,157,032
Pharmacy Services — 2.7%
Express Scripts, Inc.†	54,758	2,447,135
Medco Health Solutions, Inc.†	78,420	4,383,678
		6,830,813
Pipelines — 0.2%
El Paso Corp.	5,070	134,710
ONEOK, Inc.	846	73,340
Spectra Energy Corp.	4,008	123,246
Williams Cos., Inc.	3,471	114,612
		445,908
Real Estate Investment Trusts — 2.0%
American Tower Corp.	56,327	3,380,183
Apartment Investment & Management Co., Class A	696	15,945
AvalonBay Communities, Inc.	899	117,409
Boston Properties, Inc.	1,092	108,763
Equity Residential	2,884	164,475
HCP, Inc.	2,457	101,794
Health Care REIT, Inc.	1,482	80,813
Plum Creek Timber Co., Inc.	1,038	37,949
ProLogis, Inc.	2,322	66,386
Public Storage	1,381	185,689
Simon Property Group, Inc.	2,656	342,465
Ventas, Inc.	3,943	217,378
Vornado Realty Trust	1,339	102,916
		4,922,165
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	72,583	1,104,713
Retail-Apparel/Shoe — 2.4%
Limited Brands, Inc.	87,104	3,514,646
PVH Corp.	15,436	1,088,084
Ross Stores, Inc.	4,799	228,096
Urban Outfitters, Inc.†	43,835	1,208,093
		6,038,919
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	382	124,139
O’Reilly Automotive, Inc.†	1,758	140,552
		264,691
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,288	190,605
Retail-Building Products — 1.0%
Home Depot, Inc.	9,712	408,292
Lowe’s Cos., Inc.	84,346	2,140,702
		2,548,994
Retail-Discount — 1.7%
Big Lots, Inc.†	584	22,052
Costco Wholesale Corp.	32,365	2,696,652

4

Dollar Tree, Inc.†	1,630	135,469
Family Dollar Stores, Inc.	1,608	92,717
Target Corp.	5,611	287,396
Wal-Mart Stores, Inc.	15,070	900,583
		4,134,869
Retail-Jewelry — 0.8%
Cie Financiere Richemont SA, Class A	37,914	1,917,699
Tiffany & Co.	1,739	115,226
		2,032,925
Retail-Major Department Stores — 0.2%
Nordstrom, Inc.	1,662	82,618
TJX Cos., Inc.	5,165	333,401
		416,019
Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	2,256	111,334
Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	429	144,890
Darden Restaurants, Inc.	1,264	57,613
McDonald’s Corp.	20,223	2,028,974
Starbucks Corp.	10,209	469,716
Yum! Brands, Inc.	15,013	885,917
		3,587,110
Schools — 0.1%
Apollo Group, Inc., Class A†	1,592	85,761
DeVry, Inc.	829	31,883
		117,644
Semiconductor Components-Integrated Circuits — 2.2%
Analog Devices, Inc.	2,489	89,056
Linear Technology Corp.	2,028	60,901
QUALCOMM, Inc.	97,216	5,317,715
		5,467,672
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	2,283	110,155
Novellus Systems, Inc.†	511	21,099
Teradyne, Inc.†	1,588	21,644
		152,898
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.†	4,755	97,050
Telephone-Integrated — 0.3%
Verizon Communications, Inc.	20,938	840,033
Tobacco — 1.0%
Altria Group, Inc.	9,294	275,567
Lorillard, Inc.	1,257	143,298
Philip Morris International, Inc.	23,789	1,866,961
Reynolds American, Inc.	2,547	105,497
		2,391,323
Tools-Hand Held — 0.0%
Snap-on, Inc.	430	21,767
Stanley Black & Decker, Inc.	1,272	85,987
		107,754
Toys — 0.0%
Hasbro, Inc.	938	29,913
Mattel, Inc.	2,087	57,935
		87,848
Transport-Rail — 0.6%
CSX Corp.	6,759	142,345
Norfolk Southern Corp.	3,498	254,864
Union Pacific Corp.	11,170	1,183,350
		1,580,559
Transport-Services — 2.4%
C.H. Robinson Worldwide, Inc.	28,334	1,977,146
Expeditors International of Washington, Inc.	2,062	84,460
United Parcel Service, Inc., Class B	55,016	4,026,621
		6,088,227
Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.	27,798	1,910,557
Web Hosting/Design — 0.5%
Equinix, Inc.†	12,466	1,264,052
Web Portals/ISP — 2.3%
Google, Inc., Class A†	9,080	5,864,772
Wireless Equipment — 1.7%
Crown Castle International Corp.†	94,711	4,243,053
Motorola Mobility Holdings, Inc.†	1,480	57,424
		4,300,477
Total Common Stock (cost $216,428,776)		244,369,066
EXCHANGE-TRADED FUNDS — 0.9%
iShares S&P 500 Growth Index Fund
(cost $2,293,383)	34,600	2,332,732
Total Long-Term Investment Securities (cost $218,722,158)		246,701,798
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 03/15/12(4) (cost $54,998)	$55,000	54,998
REPURCHASE AGREEMENTS — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $1,012,001 and collateralized by $1,025,000 of United States Treasury Notes, bearing interest at 2.00%, due 11/15/21 and having an approximate value of $1,036,531	1,012,000	1,012,000
State Street Bank & Trust Co. Joint Repurchase Agreement (2)	426,000	426,000
Total Repurchase Agreements (cost $1,438,000)		1,438,000
TOTAL INVESTMENTS (cost $220,215,157)(3)	98.9%	248,194,796
Other assets less liabilities	1.1	2,650,140
NET ASSETS	100.0%	$250,844,936

†	Non-income producing security
(1)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $2,337,155 representing 0.9% of net assets.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR —	American Depository Receipt

5

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2011	(Depreciation)

4	Long	S&P 500 Citigroup Growth Index	March 2012	$667,420	$675,400	$7,980

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$18,065,430	$—	$—	$18,065,430
Other Industries*	226,303,636	—	—	226,303,636
Exchange Traded Funds	2,332,732	—	—	2,332,732
Short-Term Investment Securities:
U.S. Government Treasuries	—	54,998	—	54,998
Repurchase Agreements	—	1,438,000	—	1,438,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	7,980	—	—	7,980
Total	$246,709,778	$1,492,998	$—	$248,202,776

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

See Notes to Portfolio of Investments

6

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2011
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	7,801	$75,904
Omnicom Group, Inc.	1,960	87,377
WPP PLC	23,668	248,289
		411,570
Aerospace/Defense — 0.8%
Boeing Co.	16,578	1,215,996
General Dynamics Corp.	2,289	152,012
Lockheed Martin Corp.	6,600	533,940
Northrop Grumman Corp.	4,420	258,482
Raytheon Co.	2,459	118,966
Rockwell Collins, Inc.	691	38,261
		2,317,657
Aerospace/Defense-Equipment — 0.2%
Exelis, Inc.	10,400	94,120
United Technologies Corp.	4,292	313,702
		407,822
Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	2,750	398,695
Monsanto Co.	14,200	994,994
Mosaic Co.	24,864	1,253,892
		2,647,581
Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	72,749	2,080,621
Airlines — 0.0%
Southwest Airlines Co.	13,169	112,727
Appliances — 0.3%
Whirlpool Corp.	16,093	763,613
Applications Software — 1.4%
Compuware Corp.†	3,694	30,734
Microsoft Corp.	152,258	3,952,618
		3,983,352
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,186	45,115
Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.†	64,282	691,674
General Motors Co.†	47,200	956,744
		1,648,418
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	6,060	227,068
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.†	427	27,217
Johnson Controls, Inc.	11,509	359,771
		386,988
Banks-Commercial — 1.0%
BB&T Corp.	85,492	2,151,834
First Horizon National Corp.	4,459	35,672
M&T Bank Corp.	2,125	162,222
Regions Financial Corp.	69,895	300,548
Zions Bancorporation	3,117	50,745
		2,701,021
Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	46,013	916,119
Northern Trust Corp.	23,877	946,961
State Street Corp.	8,322	335,460
		2,198,540
Banks-Super Regional — 5.6%
Capital One Financial Corp.	20,476	865,930
Comerica, Inc.	3,361	86,714
Fifth Third Bancorp	15,559	197,911
Huntington Bancshares, Inc.	14,617	80,247
KeyCorp	16,119	123,955
PNC Financial Services Group, Inc.	64,000	3,690,880
SunTrust Banks, Inc.	41,484	734,267
US Bancorp	86,382	2,336,633
Wells Fargo & Co.	272,106	7,499,241
		15,615,778
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	5,278	136,067
Dr Pepper Snapple Group, Inc.	1,741	68,735
PepsiCo, Inc.	13,400	889,090
		1,093,892
Beverages-Wine/Spirits — 0.4%
Beam, Inc.	18,160	930,337
Constellation Brands, Inc., Class A†	2,945	60,873
		991,210
Brewery — 0.7%
Anheuser-Busch InBev NV ADR	24,270	1,480,227
Molson Coors Brewing Co., Class B	11,465	499,186
		1,979,413
Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.†	14,430	245,743
USG Corp.†	12,200	123,952
		369,695
Building Products-Wood — 0.1%
Masco Corp.	37,676	394,844
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	4,705	59,330
Lennar Corp., Class A	2,721	53,468
PulteGroup, Inc.†	3,476	21,933
		134,731
Cable/Satellite TV — 1.3%
Cablevision Systems Corp., Class A	29,934	425,662
Comcast Corp., Class A	132,393	3,139,038
Time Warner Cable, Inc.	1,727	109,785
		3,674,485
Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	4,964	43,088
Sprint Nextel Corp.†	50,677	118,584
Vodafone Group PLC	147,115	408,732
		570,404
Chemicals-Diversified — 1.0%
Air Products & Chemicals, Inc.	1,210	103,080
Dow Chemical Co.	68,791	1,978,429
E.I. du Pont de Nemours & Co.	15,601	714,214
		2,795,723
Chemicals-Specialty — 0.2%
Eastman Chemical Co.	1,210	47,263

1

International Flavors & Fragrances, Inc.	9,000	471,780
		519,043
Coal — 0.0%
Alpha Natural Resources, Inc.†	3,718	75,959
Consol Energy, Inc.	1,074	39,416
		115,375
Commercial Services — 0.0%
Iron Mountain, Inc.	1,539	47,401
Quanta Services, Inc.†	3,555	76,575
		123,976
Commercial Services-Finance — 0.2%
Equifax, Inc.	942	36,493
H&R Block, Inc.	18,255	298,104
Moody’s Corp.	1,553	52,305
Paychex, Inc.	2,673	80,484
Total System Services, Inc.	2,742	53,634
Western Union Co.	5,551	101,361
		622,381
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,957	59,356
Computer Services — 0.3%
Accenture PLC, Class A	2,710	144,253
Computer Sciences Corp.	29,323	694,955
		839,208
Computers — 1.5%
Apple, Inc.†	2,600	1,053,000
Dell, Inc.†	25,831	377,908
Hewlett-Packard Co.	102,611	2,643,259
		4,074,167
Computers-Memory Devices — 0.2%
EMC Corp.†	15,528	334,473
Western Digital Corp.†	3,955	122,407
		456,880
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	1,215	40,180
Consulting Services — 0.0%
SAIC, Inc.†	4,672	57,419
Consumer Products-Misc. — 0.8%
Clorox Co.	15,169	1,009,649
Kimberly-Clark Corp.	15,700	1,154,892
		2,164,541
Containers-Metal/Glass — 0.4%
Ball Corp.	1,211	43,245
Owens-Illinois, Inc.†	2,778	53,838
Rexam PLC ADR	36,050	982,362
		1,079,445
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,742	52,399
Sealed Air Corp.	2,728	46,949
		99,348
Cosmetics & Toiletries — 0.6%
Avon Products, Inc.	45,787	799,899
Procter & Gamble Co.	11,635	776,171
		1,576,070
Cruise Lines — 0.1%
Carnival Corp.	7,655	249,859
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	4,103	109,099
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	958	33,521
Patterson Cos., Inc.	726	21,432
		54,953
Distribution/Wholesale — 0.2%
Fastenal Co.	1,448	63,147
Genuine Parts Co.	9,390	574,668
		637,815
Diversified Banking Institutions — 5.5%
Bank of America Corp.	527,906	2,935,157
Citigroup, Inc.	49,457	1,301,214
Credit Suisse Group AG ADR	42,950	1,008,466
Goldman Sachs Group, Inc.	19,828	1,793,046
JPMorgan Chase & Co.	229,538	7,632,138
Morgan Stanley	42,505	643,101
		15,313,122
Diversified Manufacturing Operations — 5.4%
3M Co.	19,127	1,563,250
Cooper Industries PLC	16,670	902,680
Danaher Corp.	2,216	104,241
Dover Corp.	972	56,425
Eaton Corp.	5,653	246,075
General Electric Co.	487,536	8,731,770
Illinois Tool Works, Inc.	25,488	1,190,544
Ingersoll-Rand PLC	63,031	1,920,555
ITT Corp.	5,950	115,013
Leggett & Platt, Inc.	2,354	54,236
Parker Hannifin Corp.	894	68,168
Textron, Inc.	4,705	86,995
		15,039,952
Diversified Operations — 0.0%
Leucadia National Corp.	3,351	76,202
E-Commerce/Products — 0.1%
eBay, Inc.†	6,802	206,305
E-Commerce/Services — 0.0%
Expedia, Inc.	593	17,209
TripAdvisor, Inc.†	593	14,949
		32,158
Electric Products-Misc. — 0.3%
Emerson Electric Co.	18,509	862,334
Molex, Inc.	2,320	55,355
		917,689
Electric-Generation — 0.1%
AES Corp.†	10,906	129,127
Electric-Integrated — 5.2%
Ameren Corp.	4,098	135,767

2

American Electric Power Co., Inc.	8,169	337,461
CMS Energy Corp.	4,263	94,127
Consolidated Edison, Inc.	2,329	144,468
Constellation Energy Group, Inc.	3,410	135,275
Dominion Resources, Inc.	2,891	153,454
DTE Energy Co.	2,863	155,890
Duke Energy Corp.	50,994	1,121,868
Edison International	34,711	1,437,035
Entergy Corp.	34,229	2,500,428
Exelon Corp.	36,915	1,601,004
FirstEnergy Corp.	17,074	756,378
Integrys Energy Group, Inc.	1,318	71,409
NextEra Energy, Inc.	3,002	182,762
Northeast Utilities	2,995	108,030
Pepco Holdings, Inc.	3,839	77,932
PG&E Corp.	6,866	283,016
Pinnacle West Capital Corp.	12,747	614,150
PPL Corp.	49,382	1,452,818
Progress Energy, Inc.	16,246	910,101
Public Service Enterprise Group, Inc.	8,558	282,500
SCANA Corp.	1,952	87,957
Southern Co.	5,978	276,722
TECO Energy, Inc.	14,050	268,917
Wisconsin Energy Corp.	3,912	136,764
Xcel Energy, Inc.	34,503	953,663
		14,279,896
Electronic Components-Misc. — 0.6%
Jabil Circuit, Inc.	3,099	60,926
Koninklijke Philips Electronics NV	59,900	1,254,905
TE Connectivity, Ltd.	7,180	221,216
		1,537,047
Electronic Components-Semiconductors — 1.9%
Advanced Micro Devices, Inc.†	9,903	53,476
First Solar, Inc.†	1,600	54,016
Freescale Semiconductor Holdings I, Ltd.†	40,800	516,120
Intel Corp.	107,906	2,616,720
LSI Corp.†	4,766	28,358
Micron Technology, Inc.†	16,706	105,081
NVIDIA Corp.†	7,024	97,353
Texas Instruments, Inc.	19,111	556,321
Xilinx, Inc.	40,100	1,285,606
		5,313,051
Electronic Forms — 0.0%
Adobe Systems, Inc.†	4,484	126,763
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,762	61,547
FLIR Systems, Inc.	607	15,218
		76,765
Electronic Security Devices — 0.8%
Tyco International, Ltd.	47,865	2,235,774
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	1,689	112,623
Engineering/R&D Services — 0.1%
Fluor Corp.	1,177	59,144
Jacobs Engineering Group, Inc.†	2,168	87,978
		147,122
Engines-Internal Combustion — 0.0%
Cummins, Inc.	816	71,824
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	720	23,601
CA, Inc.	6,260	126,546
		150,147
Entertainment Software — 0.0%
Electronic Arts, Inc.†	2,915	60,049
Finance-Consumer Loans — 0.3%
SLM Corp.	54,206	726,360
Finance-Credit Card — 0.8%
American Express Co.	44,437	2,096,093
Discover Financial Services	9,298	223,152
		2,319,245
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	18,260	205,608
E*Trade Financial Corp.†	4,295	34,188
		239,796
Finance-Other Services — 0.3%
CME Group, Inc.	1,123	273,641
NASDAQ OMX Group, Inc.†	2,158	52,893
NYSE Euronext	20,532	535,885
		862,419
Food-Confectionery — 0.1%
Hershey Co.	1,100	67,958
J.M. Smucker Co.	809	63,240
		131,198
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,107	34,798
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,283	37,579
Tyson Foods, Inc., Class A	4,942	102,003
		139,582
Food-Misc. — 1.4%
Campbell Soup Co.	18,065	600,480
ConAgra Foods, Inc.	31,012	818,717
General Mills, Inc.	31,192	1,260,469
H.J. Heinz Co.	1,300	70,252
Kraft Foods, Inc., Class A	13,748	513,625
McCormick & Co., Inc.	8,728	440,066
Sara Lee Corp.	6,296	119,120
		3,822,729
Food-Retail — 0.2%
Kroger Co.	10,101	244,646
Safeway, Inc.	5,750	120,980
SUPERVALU, Inc.	3,590	29,151
Whole Foods Market, Inc.	676	47,036
		441,813
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	9,979	292,684

3

Gambling (Non-Hotel) — 0.0%
International Game Technology	5,034	86,585
Gas-Distribution — 0.6%
AGL Resources, Inc.	1,975	83,463
CenterPoint Energy, Inc.	7,205	144,749
NiSource, Inc.	48,655	1,158,476
Sempra Energy	4,054	222,970
		1,609,658
Gold Mining — 0.3%
Barrick Gold Corp.	18,200	823,550
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	79,997	1,291,952
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	16,025	467,449
Starwood Hotels & Resorts Worldwide, Inc.	1,365	65,479
Wyndham Worldwide Corp.	2,582	97,677
		630,605
Human Resources — 0.0%
Robert Half International, Inc.	1,572	44,739
Independent Power Producers — 0.0%
NRG Energy, Inc.†	3,890	70,487
Industrial Gases — 0.0%
Airgas, Inc.	312	24,361
Instruments-Controls — 0.5%
Honeywell International, Inc.	24,341	1,322,933
Instruments-Scientific — 0.3%
PerkinElmer, Inc.	1,913	38,260
Thermo Fisher Scientific, Inc.†	20,360	915,589
		953,849
Insurance Brokers — 1.0%
Aon Corp.	1,805	84,474
Marsh & McLennan Cos., Inc.	85,750	2,711,415
		2,795,889
Insurance-Life/Health — 1.2%
Lincoln National Corp.	27,079	525,874
Principal Financial Group, Inc.	44,612	1,097,455
Prudential Financial, Inc.	7,984	400,158
Sun Life Financial, Inc.	17,700	327,804
Torchmark Corp.	1,724	74,805
Unum Group	42,146	888,016
		3,314,112
Insurance-Multi-line — 1.6%
ACE, Ltd.	24,548	1,721,306
Allstate Corp.	43,148	1,182,687
American International Group, Inc.†(1)	7,389	171,425
Assurant, Inc.	1,558	63,972
Cincinnati Financial Corp.	2,742	83,521
Genworth Financial, Inc., Class A†	8,305	54,398
Hartford Financial Services Group, Inc.	7,540	122,525
Loews Corp.	10,465	394,007
MetLife, Inc.	17,891	557,841
XL Group PLC	5,422	107,193
		4,458,875
Insurance-Property/Casualty — 0.4%
Chubb Corp.	8,323	576,118
Progressive Corp.	10,432	203,528
Travelers Cos., Inc.	3,352	198,338
		977,984
Insurance-Reinsurance — 0.8%
Berkshire Hathaway, Inc., Class B†	29,739	2,269,086
Internet Security — 0.1%
Symantec Corp.†	7,357	115,137
VeriSign, Inc.	1,399	49,972
		165,109
Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	3,827	189,972
BlackRock, Inc.	7,900	1,408,096
Federated Investors, Inc., Class B	1,562	23,665
Invesco, Ltd.	69,579	1,397,842
Legg Mason, Inc.	27,504	661,471
Och-Ziff Capital Management Group LLC, Class A	6,000	50,460
		3,731,506
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,865	64,921
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	3,828	346,817
Machinery-Pumps — 0.1%
Flowserve Corp.	226	22,446
Xylem, Inc.	14,422	370,501
		392,947
Medical Instruments — 0.1%
Boston Scientific Corp.†	25,061	133,826
Medtronic, Inc.	6,248	238,986
		372,812
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	9,600	557,376
Medical Products — 1.0%
Baxter International, Inc.	23,050	1,140,514
CareFusion Corp.†	3,800	96,558
Covidien PLC	29,185	1,313,617
Hospira, Inc.†	2,786	84,611
		2,635,300
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.	42,950	2,757,819
Medical-Drugs — 4.5%
Bristol-Myers Squibb Co.	37,579	1,324,284
Eli Lilly & Co.	5,170	214,865
Forest Laboratories, Inc.†	4,519	136,745
Johnson & Johnson	20,500	1,344,390
Merck & Co., Inc.	92,637	3,492,415
Pfizer, Inc.	272,699	5,901,206
		12,413,905

4

Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	36,800	1,485,248
Medical-HMO — 0.7%
Aetna, Inc.	2,819	118,933
Cigna Corp.	4,829	202,818
Coventry Health Care, Inc.†	2,441	74,133
Humana, Inc.	1,162	101,803
UnitedHealth Group, Inc.	24,000	1,216,320
WellPoint, Inc.	2,883	190,999
		1,905,006
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	7,347	37,690
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	4,370	162,520
Cardinal Health, Inc.	5,845	237,366
McKesson Corp.	4,154	323,638
		723,524
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	878	144,686
Metal-Aluminum — 0.1%
Alcoa, Inc.	18,004	155,735
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	16,035	589,928
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	14,019	544,919
Multimedia — 2.1%
McGraw-Hill Cos., Inc.	22,385	1,006,653
News Corp., Class A	37,096	661,793
Time Warner, Inc.	54,831	1,981,592
Walt Disney Co.	60,990	2,287,125
		5,937,163
Networking Products — 1.5%
Cisco Systems, Inc.	226,687	4,098,501
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,393	20,867
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	5,325	146,704
Waste Management, Inc.	7,787	254,713
		401,417
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,377	62,610
Xerox Corp.	23,463	186,765
		249,375
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	13,979	400,918
Oil & Gas Drilling — 0.8%
Diamond Offshore Drilling, Inc.	12,300	679,698
Nabors Industries, Ltd.†	4,864	84,342
Noble Corp.†	49,570	1,498,005
Rowan Cos., Inc.†	2,114	64,118
		2,326,163
Oil Companies-Exploration & Production — 2.5%
Anadarko Petroleum Corp.	18,496	1,411,800
Apache Corp.	1,949	176,540
Chesapeake Energy Corp.	11,152	248,578
Denbury Resources, Inc.†	6,720	101,472
Devon Energy Corp.	6,832	423,584
EOG Resources, Inc.	11,570	1,139,761
EQT Corp.	1,011	55,393
Newfield Exploration Co.†	717	27,052
Noble Energy, Inc.	1,099	103,735
Occidental Petroleum Corp.	22,695	2,126,521
QEP Resources, Inc.	2,993	87,695
Range Resources Corp.	741	45,898
Southwestern Energy Co.†	26,550	848,007
		6,796,036
Oil Companies-Integrated — 9.4%
BP PLC ADR	15,704	671,189
Chevron Corp.	84,414	8,981,649
ConocoPhillips	29,760	2,168,611
Exxon Mobil Corp.	56,101	4,755,121
Hess Corp.	5,041	286,329
Marathon Oil Corp.	70,304	2,057,798
Marathon Petroleum Corp.	6,031	200,772
Murphy Oil Corp.	24,074	1,341,885
Petroleo Brasileiro SA ADR	64,100	1,592,885
Royal Dutch Shell PLC ADR	54,100	3,954,169
		26,010,408
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	2,151	146,246
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,806	74,082
Tesoro Corp.†	2,406	56,204
Valero Energy Corp.	9,468	199,302
		329,588
Oil-Field Services — 0.9%
Baker Hughes, Inc.	27,153	1,320,722
Halliburton Co.	6,537	225,592
Schlumberger, Ltd.	12,700	867,537
		2,413,851
Paper & Related Products — 0.7%
International Paper Co.	46,381	1,372,877
MeadWestvaco Corp.	20,688	619,606
		1,992,483
Pipelines — 0.4%
El Paso Corp.	6,784	180,251
ONEOK, Inc.	697	60,423
Spectra Energy Corp.	22,126	680,374
Williams Cos., Inc.	5,683	187,653
		1,108,701
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,177	45,844
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	9,625	275,660
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	4,031	53,895
New York Times Co., Class A†	30,700	237,311

5

Washington Post Co., Class B	82	30,898
		322,104
Quarrying — 0.3%
Vulcan Materials Co.	22,386	880,889
Real Estate Investment Trusts — 0.7%
Apartment Investment & Management Co., Class A	1,186	27,171
AvalonBay Communities, Inc.	499	65,169
Boston Properties, Inc.	1,149	114,440
Equity Residential	1,455	82,979
HCP, Inc.	3,863	160,044
Health Care REIT, Inc.	1,380	75,251
Host Hotels & Resorts, Inc.	11,947	176,457
Kimco Realty Corp.	6,884	111,796
Plum Creek Timber Co., Inc.	1,446	52,866
ProLogis, Inc.	4,884	139,634
Public Storage	696	93,584
Simon Property Group, Inc.	1,690	217,909
Vornado Realty Trust	1,467	112,754
Weyerhaeuser Co.	28,831	538,275
		1,968,329
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	5,486	83,497
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,454	71,013
Gap, Inc.	5,869	108,870
Limited Brands, Inc.	1,290	52,052
Urban Outfitters, Inc.†	432	11,906
		243,841
Retail-Automobile — 0.1%
AutoNation, Inc.†	805	29,680
CarMax, Inc.†	3,830	116,739
		146,419
Retail-Building Products — 1.3%
Home Depot, Inc.	46,382	1,949,899
Lowe’s Cos., Inc.	69,638	1,767,413
Orchard Supply Hardware Stores Corp., Class A†	28	164
		3,717,476
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,341	56,488
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	4,964	116,009
Retail-Discount — 0.4%
Big Lots, Inc.†	388	14,651
Costco Wholesale Corp.	3,006	250,460
Target Corp.	4,431	226,956
Wal-Mart Stores, Inc.	10,932	653,296
		1,145,363
Retail-Drug Store — 0.5%
CVS Caremark Corp.	22,018	897,894
Walgreen Co.	15,043	497,322
		1,395,216
Retail-Jewelry — 0.0%
Tiffany & Co.	1,200	79,512
Retail-Major Department Stores — 0.4%
J.C. Penney Co., Inc.	2,418	84,993
Nordstrom, Inc.	19,734	980,977
Sears Holdings Corp.†	651	20,689
		1,086,659
Retail-Office Supplies — 0.3%
Staples, Inc.	55,531	771,326
Retail-Regional Department Stores — 0.9%
Kohl’s Corp.	34,350	1,695,173
Macy’s, Inc.	23,402	753,076
		2,448,249
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	669	30,493
Rubber-Tires — 0.4%
Goodyear Tire & Rubber Co.†	87,183	1,235,383
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	8,923	55,769
People’s United Financial, Inc.	6,101	78,398
		134,167
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	20,166	721,540
Linear Technology Corp.	1,349	40,510
Maxim Integrated Products, Inc.	42,800	1,114,512
		1,876,562
Semiconductor Equipment — 0.3%
Applied Materials, Inc.	70,086	750,621
Novellus Systems, Inc.†	496	20,480
Teradyne, Inc.†	1,152	15,702
		786,803
Steel-Producers — 0.8%
Nucor Corp.	29,457	1,165,613
Steel Dynamics, Inc.	78,150	1,027,673
United States Steel Corp.	2,436	64,457
		2,257,743
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,799	85,992
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	62,285	808,459
JDS Uniphase Corp.†	3,876	40,466
		848,925
Telecommunication Equipment — 0.4%
Harris Corp.	25,659	924,750
Juniper Networks, Inc.†	3,025	61,740
Tellabs, Inc.	5,936	23,982
		1,010,472
Telephone-Integrated — 3.7%
AT&T, Inc.	231,911	7,012,988
CenturyLink, Inc.	25,967	965,972
Frontier Communications Corp.	16,833	86,690
Telefonica SA	22,089	382,660
Verizon Communications, Inc.	43,972	1,764,157

6

Windstream Corp.	9,859	115,745
		10,328,212
Television — 0.5%
CBS Corp., Class B	50,120	1,360,257
Tobacco — 0.9%
Altria Group, Inc.	23,307	691,053
Imperial Tobacco Group PLC ADR	21,500	1,619,810
Lorillard, Inc.	731	83,334
Reynolds American, Inc.	2,574	106,615
		2,500,812
Tools-Hand Held — 0.4%
Snap-on, Inc.	453	22,931
Stanley Black & Decker, Inc.	17,086	1,155,013
		1,177,944
Toys — 0.4%
Hasbro, Inc.	805	25,671
Mattel, Inc.	34,851	967,464
		993,135
Transport-Rail — 0.2%
Canadian Pacific Railway, Ltd.	3,400	230,078
CSX Corp.	9,413	198,238
Norfolk Southern Corp.	1,365	99,454
		527,770
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	1,040	42,598
FedEx Corp.	5,366	448,115
Ryder System, Inc.	865	45,966
United Parcel Service, Inc., Class B	13,400	980,746
		1,517,425
Web Portals/ISP — 0.7%
Google, Inc., Class A†	2,200	1,420,980
Yahoo!, Inc.†	33,281	536,823
		1,957,803
Wireless Equipment — 0.1%
Motorola Mobility Holdings, Inc.†	2,631	102,083
Motorola Solutions, Inc.	4,846	224,321
		326,404
Total Common Stock (cost $267,330,546)		270,938,436
CONVERTIBLE PREFERRED STOCK — 0.2%
Auto-Cars/Light Trucks — 0.2%
General Motors Co. Series B 4.75% due 12/01/13 (cost $775,085)	15,500	530,875
PREFERRED STOCK — 0.0%
Retail-Building Products — 0.0%
Orchard Supply Hardware Stores Corp. Series A (cost $146)	28	146
EXCHANGE-TRADED FUNDS — 0.7%
iShares S&P 500 Value Index Fund (cost $1,628,251)	31,300	1,810,079
Total Long-Term Investment Securities (cost $269,734,028)		273,279,536
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 1.0%
T. Rowe Price Reserve Investment Fund	2,716,880	2,716,880
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 03/15/12(2)	$55,000	54,998
Total Short-Term Investment Securities (cost $2,771,878)		2,771,878
REPURCHASE AGREEMENTS — 0.4%
Bank of America Securities LLC Joint Repurchase Agreement(3)	285,000	285,000
BNP Paribas SA Joint Repurchase Agreement(3)	205,000	205,000
Deutsche Bank AG Joint Repurchase Agreement(3)	65,000	65,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	225,000	225,000
State Street Bank & Trust Co. Joint Repurchase Agreement (3)	242,000	242,000
UBS Securities LLC Joint Repurchase Agreement(3)	225,000	225,000
Total Repurchase Agreements (cost $1,247,000)		1,247,000
TOTAL INVESTMENTS (cost $273,752,906)(4)	100.0%	277,298,414
Liabilities in excess of other assets	(0.0)	(50,031)
NET ASSETS	100.0%	$277,248,383

†	Non-income producing security

(1)	Security represents an investment in an affiliated company; see Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2011	(Depreciation)
4	Long	S&P 500 Citigroup Value Index	March 2012	$557,020	$570,600	$13,580

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks - Super Regional	$15,615,778	$—	$—	$15,615,778
Diversified Banking Institutions	15,313,122	—	—	15,313,122
Diversified Manufactoring Operations	15,039,952	—	—	15,039,952
Electic-Integrated	14,279,896	—	—	14,279,896
Oil Companies-Integrated	26,010,408	—	—	26,010,408
Other Industries*	184,679,280	—	—	184,679,280
Convertible Preferred Stock	530,875	—	—	530,875
Preferred Stock	146	—	—	146
Exchange Traded Funds	1,810,079	—	—	1,810,079
Short-Term Investment Securities:
Registered Investment Companies	—	2,716,880	—	2,716,880
U.S. Government Treasuries	—	54,998	—	54,998
Repurchase Agreements	—	1,247,000	—	1,247,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	13,580	—	—	13,580
Total	$273,293,116	$4,018,878	$—	$277,311,994

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

See Notes to Portfolio of  Investments

7

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2011

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.8%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.	2,870	$27,925
Omnicom Group, Inc.	11,139	496,577
		524,502
Advertising Sales — 0.0%
Lamar Advertising Co., Class A†	289	7,948
Aerospace/Defense — 0.4%
Embraer SA ADR	3,700	93,314
Rockwell Collins, Inc.	2,513	139,145
Spirit Aerosystems Holdings, Inc., Class A†	402	8,353
TransDigm Group, Inc.†	1,700	162,656
		403,468
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc.	37	2,115
BE Aerospace, Inc.†	1,449	56,091
Goodrich Corp.	820	101,434
		159,640
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	2,193	317,941
Intrepid Potash, Inc.†	3,671	83,075
		401,016
Agricultural Operations — 0.0%
Bunge, Ltd.	630	36,036
Airlines — 0.8%
AMR Corp.†	2,608	913
Copa Holdings SA, Class A	2,320	136,114
Delta Air Lines, Inc.†	8,419	68,110
JetBlue Airways Corp.†	54,200	281,840
SkyWest, Inc.	3,500	44,065
Southwest Airlines Co.	13,718	117,426
United Continental Holdings, Inc.†	4,613	87,047
		735,515
Apparel Manufacturers — 1.3%
Coach, Inc.	5,980	365,019
Columbia Sportswear Co.	4,180	194,579
Hanesbrands, Inc.†	19,760	431,954
Ralph Lauren Corp.	1,026	141,670
Under Armour, Inc., Class A†	608	43,648
		1,176,870
Applications Software — 2.5%
Check Point Software Technologies, Ltd.†	1,700	89,318
Citrix Systems, Inc.†	4,367	265,164
Compuware Corp.†	2,662	22,148
Intuit, Inc.	8,596	452,064
Nuance Communications, Inc.†	15,639	393,477
Red Hat, Inc.†	14,489	598,251
Salesforce.com, Inc.†	5,090	516,431
		2,336,853
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.†	95	1,283
Ritchie Bros. Auctioneers, Inc.	1,500	33,120
Sotheby’s	6,800	194,004
		228,407
Audio/Video Products — 0.0%
Harman International Industries, Inc.	768	29,215
Auto-Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	898	25,647
Auto-Heavy Duty Trucks — 0.4%
Navistar International Corp.†	7,903	299,366
PACCAR, Inc.	1,400	52,458
		351,824
Auto/Truck Parts & Equipment-Original — 0.8%
BorgWarner, Inc.†	1,787	113,903
TRW Automotive Holdings Corp.†	4,000	130,400
Visteon Corp.†	47	2,347
WABCO Holdings, Inc.†	11,632	504,829
		751,479
Banks-Commercial — 1.3%
First Horizon National Corp.	5,154	41,232
M&T Bank Corp.	4,340	331,315
Regions Financial Corp.	82,690	355,567
Signature Bank†	5,120	307,149
SVB Financial Group†	1,400	66,766
TCF Financial Corp.	3,900	40,248
Zions Bancorporation	2,200	35,816
		1,178,093
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	55,524
Banks-Super Regional — 0.1%
Fifth Third Bancorp	4,200	53,424
Beverages-Non-alcoholic — 0.6%
Coca-Cola Enterprises, Inc.	4,141	106,755
Dr Pepper Snapple Group, Inc.	7,743	305,693
Monster Beverage Corp.†	1,155	106,422
		518,870
Beverages-Wine/Spirits — 0.8%
Beam, Inc.	1,500	76,845
Brown-Forman Corp., Class B	2,968	238,953
Green Mountain Coffee Roasters, Inc.†	8,915	399,838
		715,636
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	4,320	176,990
Discovery Communications, Inc., Class C†	6,900	260,130
Liberty Media Corp. - Liberty Capital†	616	48,079
Scripps Networks Interactive, Inc., Class A	1,473	62,485
		547,684
Building & Construction Products-Misc. — 0.4%
Armstrong World Industries, Inc.†	35	1,535
Fortune Brands Home & Security, Inc.†	4,700	80,041
Owens Corning†	11,280	323,962
		405,538
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	887	29,936
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	356	26,846

1

Building Products-Wood — 0.1%
Masco Corp.	5,965	62,513
Building-Heavy Construction — 0.0%
Chicago Bridge & Iron Co.	963	36,401
Building-Residential/Commercial — 0.1%
Toll Brothers, Inc.†	3,600	73,512
Cable/Satellite TV — 0.4%
AMC Networks, Inc., Class A†	904	33,972
Cablevision Systems Corp., Class A	3,411	48,504
Charter Communications, Inc.†	908	51,702
DISH Network Corp., Class A	2,389	68,039
Liberty Global, Inc., Class A†	4,486	184,061
		386,278
Casino Hotels — 0.3%
MGM Resorts International†	1,295	13,507
Wynn Resorts, Ltd.	2,692	297,439
		310,946
Casino Services — 0.0%
Bally Technologies, Inc.†	668	26,426
Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	4,643	40,301
NII Holdings, Inc.†	4,441	94,594
		134,895
Chemicals-Diversified — 1.1%
Air Products & Chemicals, Inc.	600	51,114
Celanese Corp., Series A	2,562	113,419
FMC Corp.	1,181	101,613
Huntsman Corp.	626	6,260
PPG Industries, Inc.	3,663	305,824
Rockwood Holdings, Inc.†	5,886	231,732
Sociedad Quimica y Minera de Chile SA ADR	2,500	134,625
Solutia, Inc.†	2,035	35,165
Westlake Chemical Corp.	70	2,817
		982,569
Chemicals-Specialty — 1.0%
Albemarle Corp.	2,719	140,056
Eastman Chemical Co.	2,338	91,322
Ecolab, Inc.	3,521	203,549
International Flavors & Fragrances, Inc.	1,282	67,203
Methanex Corp.	9,820	224,092
Sigma-Aldrich Corp.	2,796	174,638
WR Grace & Co.†	1,101	50,558
		951,418
Coal — 1.3%
Alpha Natural Resources, Inc.†	2,122	43,352
Arch Coal, Inc.	5,454	79,138
Bumi PLC†	10,768	147,160
Consol Energy, Inc.	9,826	360,614
Peabody Energy Corp.	10,495	347,489
Walter Energy, Inc.	3,334	201,907
		1,179,660
Coatings/Paint — 0.4%
Kronos Worldwide, Inc.	363	6,548
Sherwin-Williams Co.	4,480	399,930
Valspar Corp.	203	7,911
		414,389
Commercial Services — 0.5%
Iron Mountain, Inc.	2,755	84,854
Quanta Services, Inc.†	3,000	64,620
Weight Watchers International, Inc.	5,212	286,712
		436,186
Commercial Services-Finance — 1.9%
Alliance Data Systems Corp.†	820	85,149
Equifax, Inc.	109	4,223
FleetCor Technologies, Inc.†	247	7,378
Global Payments, Inc.	1,264	59,888
Green Dot Corp., Class A†	2,568	80,173
H&R Block, Inc.	2,977	48,614
Lender Processing Services, Inc.	1,437	21,655
Moody’s Corp.	8,672	292,073
Morningstar, Inc.	406	24,137
Paychex, Inc.	7,133	214,775
SEI Investments Co.	2,430	42,160
Western Union Co.	48,418	884,113
		1,764,338
Communications Software — 0.2%
Jive Software, Inc.†	9,900	158,400
Computer Aided Design — 0.6%
ANSYS, Inc.†	4,079	233,645
Autodesk, Inc.†	10,251	310,913
		544,558
Computer Data Security — 0.1%
Fortinet, Inc.†	6,197	135,157
Computer Services — 0.1%
DST Systems, Inc.	82	3,733
IHS, Inc., Class A†	788	67,894
		71,627
Computer Software — 0.1%
Akamai Technologies, Inc.†	2,812	90,771
Computers-Integrated Systems — 1.0%
MICROS Systems, Inc.†	6,526	303,981
NCR Corp.†	2,074	34,138
Riverbed Technology, Inc.†	4,839	113,716
Teradata Corp.†	10,764	522,162
		973,997
Computers-Memory Devices — 0.1%
Fusion-io, Inc.†	146	3,533
NetApp, Inc.†	1,200	43,524
		47,057
Consulting Services — 1.0%
Booz Allen Hamilton Holding Corp.†	184	3,174
Gartner, Inc.†	13,097	455,383
Genpact, Ltd.†	21,145	316,118
SAIC, Inc.†	1,546	19,000
Towers Watson & Co., Class A	196	11,746
Verisk Analytics, Inc., Class A†	3,785	151,892
		957,313

2

Consumer Products-Misc. — 0.6%
Clorox Co.	929	61,834
Jarden Corp.	13,080	390,831
Scotts Miracle-Gro Co., Class A	612	28,574
Tupperware Brands Corp.	954	53,395
		534,634
Containers-Metal/Glass — 0.6%
Ball Corp.	12,480	445,661
Crown Holdings, Inc.†	2,491	83,648
Silgan Holdings, Inc.	823	31,800
		561,109
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	1,539	38,844
Rock-Tenn Co., Class A	1,098	63,355
Temple-Inland, Inc.	469	14,872
		117,071
Cosmetics & Toiletries — 0.3%
Avon Products, Inc.	13,320	232,700
Cruise Lines — 0.2%
Royal Caribbean Cruises, Ltd.	5,853	144,979
Data Processing/Management — 0.4%
Broadridge Financial Solutions, Inc.	1,955	44,085
CommVault Systems, Inc.†	1,500	64,080
Dun & Bradstreet Corp.	1,421	106,333
Fiserv, Inc.†	1,878	110,314
		324,812
Decision Support Software — 0.2%
MSCI, Inc., Class A†	5,997	197,481
Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	4,256	148,918
Patterson Cos., Inc.	616	18,184
		167,102
Diagnostic Equipment — 0.6%
Gen-Probe, Inc.†	8,721	515,586
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	2,014	154,997
Dialysis Centers — 0.3%
DaVita, Inc.†	3,956	299,904
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	3,803	325,157
Distribution/Wholesale — 1.1%
Arrow Electronics, Inc.†	271	10,138
Fastenal Co.	8,265	360,437
Fossil, Inc.†	2,335	185,306
Genuine Parts Co.	717	43,881
LKQ Corp.†	2,326	69,966
WESCO International, Inc.†	338	17,917
WW Grainger, Inc.	1,944	363,897
		1,051,542
Diversified Manufacturing Operations — 1.4%
Carlisle Cos., Inc.	84	3,721
Colfax Corp.†	8,040	228,979
Cooper Industries PLC	5,973	323,438
Dover Corp.	2,365	137,288
Eaton Corp.	2,120	92,284
Harsco Corp.	118	2,428
Ingersoll-Rand PLC	12,724	387,700
Leggett & Platt, Inc.	1,786	41,150
Parker Hannifin Corp.	1,026	78,233
SPX Corp.	233	14,043
Textron, Inc.	267	4,937
		1,314,201
E-Commerce/Products — 0.4%
Netflix, Inc.†	1,920	133,037
Shutterfly, Inc.†	11,380	259,009
		392,046
E-Commerce/Services — 1.2%
Ctrip.com International, Ltd. ADR†	3,100	72,540
Expedia, Inc.	947	27,482
Groupon, Inc.	1,529	31,543
IAC/InterActiveCorp.	9,120	388,512
Liberty Interactive Corp., Class A†	14,000	227,010
priceline.com, Inc.†	720	336,751
TripAdvisor, Inc.†	947	23,874
		1,107,712
Electric Products-Misc. — 0.3%
AMETEK, Inc.	5,729	241,191
GrafTech International, Ltd.†	113	1,542
		242,733
Electric-Transmission — 0.1%
ITC Holdings Corp.	808	61,311
Electronic Components-Misc. — 1.0%
Garmin, Ltd.	122	4,857
Gentex Corp.	17,217	509,451
Jabil Circuit, Inc.	21,120	415,219
		929,527
Electronic Components-Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	9,692	52,337
Altera Corp.	16,117	597,941
ARM Holdings PLC ADR	5,100	141,117
Avago Technologies, Ltd.	3,158	91,140
Cavium, Inc.†	8,140	231,420
Cree, Inc.†	107	2,358
First Solar, Inc.†	992	33,490
Freescale Semiconductor Holdings I, Ltd.†	449	5,680
Intersil Corp., Class A	5,841	60,980
LSI Corp.†	2,879	17,130
MEMC Electronic Materials, Inc.†	2,270	8,944
Microchip Technology, Inc.	6,179	226,337
NVIDIA Corp.†	21,581	299,112
ON Semiconductor Corp.†	14,901	115,036
PMC - Sierra, Inc.†	221	1,218
QLogic Corp.†	4,722	70,830
Rovi Corp.†	4,981	122,433
Silicon Laboratories, Inc.†	4,425	192,133
Skyworks Solutions, Inc.†	28,238	458,020

3

Xilinx, Inc.	18,287	586,281
		3,313,937
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,699	258,678
Thomas & Betts Corp.†	211	11,520
		270,198
Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†	67,678	703,851
Synopsys, Inc.†	168	4,570
		708,421
Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.†	5,656	197,564
FLIR Systems, Inc.	2,541	63,703
Itron, Inc.†	900	32,193
National Instruments Corp.	3,689	95,729
Trimble Navigation, Ltd.†	7,329	318,079
		707,268
Energy-Alternate Sources — 0.0%
Covanta Holding Corp.	121	1,656
Engineering/R&D Services — 1.4%
AECOM Technology Corp.†	19,599	403,151
Fluor Corp.	11,042	554,861
Foster Wheeler AG†	10,810	206,903
KBR, Inc.	164	4,571
McDermott International, Inc.†	12,228	140,744
		1,310,230
Engines-Internal Combustion — 0.2%
Cummins, Inc.	1,800	158,436
Enterprise Software/Service — 1.6%
Ariba, Inc.†	14,087	395,563
BMC Software, Inc.†	2,899	95,029
Concur Technologies, Inc.†	11,650	591,704
Informatica Corp.†	4,387	162,012
MicroStrategy, Inc., Class A†	2,160	233,971
		1,478,279
Entertainment Software — 0.5%
Activision Blizzard, Inc.	27,180	334,858
Electronic Arts, Inc.†	5,465	112,579
		447,437
Filtration/Separation Products — 0.6%
CLARCOR, Inc.	1,200	59,988
Donaldson Co., Inc.	2,825	192,326
Pall Corp.	4,713	269,348
Polypore International, Inc.†	649	28,549
		550,211
Finance-Consumer Loans — 0.0%
SLM Corp.	2,700	36,180
Finance-Credit Card — 0.0%
Discover Financial Services	899	21,576
Finance-Investment Banker/Broker — 0.4%
Greenhill & Co., Inc.	494	17,967
Lazard, Ltd., Class A	7,150	186,686
LPL Investment Holdings, Inc.†	480	14,659
TD Ameritrade Holding Corp.	8,555	133,886
		353,198
Finance-Leasing Companies — 0.1%
Air Lease Corp.†	2,500	59,275
Finance-Other Services — 0.6%
CBOE Holdings, Inc.	6,077	157,151
IntercontinentalExchange, Inc.†	3,113	375,272
NASDAQ OMX Group, Inc.†	251	6,152
NYSE Euronext	1,353	35,314
		573,889
Food-Baking — 0.2%
Flowers Foods, Inc.	8,132	154,345
Food-Confectionery — 0.3%
Hershey Co.	3,624	223,891
J.M. Smucker Co.	900	70,353
		294,244
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,213	35,529
Food-Misc. — 1.0%
Campbell Soup Co.	3,843	127,741
ConAgra Foods, Inc.	857	22,625
Corn Products International, Inc.	1,027	54,010
Diamond Foods, Inc.	5,010	161,673
H.J. Heinz Co.	3,041	164,335
McCormick & Co., Inc.	3,947	199,008
Sara Lee Corp.	8,240	155,901
		885,293
Food-Retail — 0.4%
Whole Foods Market, Inc.	5,258	365,852
Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	4,885	369,159
Gambling (Non-Hotel) — 0.1%
International Game Technology	7,877	135,484
Garden Products — 0.0%
Toro Co.	516	31,301
Gas-Distribution — 0.0%
National Fuel Gas Co.	201	11,172
Gold Mining — 0.4%
Agnico-Eagle Mines, Ltd.	900	32,688
Allied Nevada Gold Corp.†	1,487	45,026
Eldorado Gold Corp.	8,700	119,277
Osisko Mining Corp.†	8,100	78,327
Royal Gold, Inc.	866	58,395
		333,713
Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	1,500	95,595
Stericycle, Inc.†	1,982	154,437
		250,032
Heart Monitors — 0.4%
HeartWare International, Inc.†	5,420	373,980

4

Home Furnishings — 0.4%
Tempur-Pedic International, Inc.†	7,913	415,670
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	3,540	134,697
Hyatt Hotels Corp., Class A†	2,038	76,710
Marriott International, Inc., Class A	12,782	372,851
Starwood Hotels & Resorts Worldwide, Inc.	8,266	396,520
		980,778
Human Resources — 0.4%
Manpower, Inc.	4,700	168,025
Robert Half International, Inc.	6,038	171,841
		339,866
Independent Power Producers — 0.1%
Calpine Corp.†	7,800	127,374
Industrial Automated/Robotic — 0.2%
Nordson Corp.	1,014	41,756
Rockwell Automation, Inc.	2,348	172,273
		214,029
Industrial Gases — 0.1%
Airgas, Inc.	1,266	98,849
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	514	75,923
Instruments-Scientific — 0.4%
Waters Corp.†	5,135	380,247
Insurance Brokers — 0.2%
Brown & Brown, Inc.	3,700	83,731
Erie Indemnity Co., Class A	460	35,954
Willis Group Holdings PLC	1,700	65,960
		185,645
Insurance-Life/Health — 0.0%
Principal Financial Group, Inc.	1,500	36,900
Insurance-Property/Casualty — 0.2%
Arch Capital Group, Ltd.†	1,500	55,845
HCC Insurance Holdings, Inc.	1,700	46,750
WR Berkley Corp.	1,300	44,707
		147,302
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	1,600	51,136
RenaissanceRe Holdings, Ltd.	700	52,059
Validus Holdings, Ltd.	177	5,576
		108,771
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	4,049	40,530
Internet Content-Information/News — 0.4%
LinkedIn Corp., Class A†	5,390	339,624
WebMD Health Corp.†	983	36,912
		376,536
Internet Incubators — 0.0%
HomeAway, Inc.†	87	2,023
Internet Infrastructure Software — 1.3%
F5 Networks, Inc.†	5,475	581,007
TIBCO Software, Inc.†	25,414	607,649
		1,188,656
Internet Security — 0.1%
VeriSign, Inc.	2,613	93,336
Internet Telephone — 0.3%
BroadSoft, Inc.†	8,865	267,723
Investment Companies — 0.2%
Justice Holdings, Ltd.†	15,917	212,584
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	619	59,393
Eaton Vance Corp.	1,978	46,760
Federated Investors, Inc., Class B	1,218	18,453
Invesco, Ltd.	3,100	62,279
T. Rowe Price Group, Inc.	4,226	240,670
Waddell & Reed Financial, Inc., Class A	1,440	35,669
		463,224
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,400	44,064
Leisure Products — 0.4%
Brunswick Corp.	17,430	314,786
WMS Industries, Inc.†	3,000	61,560
		376,346
Lighting Products & Systems — 0.2%
Universal Display Corp.†	3,940	144,559
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	159	5,807
Lincoln Electric Holdings, Inc.	862	33,721
		39,528
Machinery-Construction & Mining — 0.4%
Joy Global, Inc.	4,306	322,821
Terex Corp.†	1,500	20,265
		343,086
Machinery-General Industrial — 1.0%
Babcock & Wilcox Co.†	7,560	182,498
Gardner Denver, Inc.	833	64,191
IDEX Corp.	2,787	103,426
Manitowoc Co., Inc.	2,193	20,154
Roper Industries, Inc.	4,068	353,387
Wabtec Corp.	2,803	196,070
		919,726
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	2,609	93,350
Machinery-Pumps — 0.3%
Flowserve Corp.	1,637	162,587
Graco, Inc.	2,312	94,538
		257,125
Medical Information Systems — 0.9%
Allscripts Healthcare Solutions, Inc.†	29,379	556,438
Cerner Corp.†	4,143	253,759
		810,197
Medical Instruments — 2.0%
Bruker Corp.†	4,609	57,244
Edwards Lifesciences Corp.†	11,355	802,798

5

Intuitive Surgical, Inc.†	1,907	882,960
Techne Corp.	630	43,004
Thoratec Corp.†	2,452	82,289
		1,868,295
Medical Labs & Testing Services — 0.8%
Covance, Inc.†	2,611	119,375
Laboratory Corp. of America Holdings†	3,547	304,935
Quest Diagnostics, Inc.	6,048	351,147
		775,457
Medical Products — 0.6%
CareFusion Corp.†	1,164	29,577
Cooper Cos., Inc.	208	14,668
Henry Schein, Inc.†	2,821	181,757
Hill-Rom Holdings, Inc.	952	32,073
Hospira, Inc.†	2,336	70,945
Sirona Dental Systems, Inc.†	928	40,869
Varian Medical Systems, Inc.†	2,714	182,191
		552,080
Medical-Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†	6,235	445,802
Amylin Pharmaceuticals, Inc.†	6,067	69,042
Charles River Laboratories International, Inc.†	1,760	48,101
Dendreon Corp.†	5,626	42,758
Human Genome Sciences, Inc.†	15,655	115,690
Illumina, Inc.†	3,945	120,244
Incyte Corp., Ltd.†	9,200	138,092
Life Technologies Corp.†	1,559	60,661
Myriad Genetics, Inc.†	4,127	86,419
Regeneron Pharmaceuticals, Inc.†	5,677	314,676
United Therapeutics Corp.†	862	40,730
Vertex Pharmaceuticals, Inc.†	5,465	181,493
		1,663,708
Medical-Drugs — 0.8%
Auxilium Pharmaceuticals, Inc.†	8,830	175,982
Endo Pharmaceuticals Holdings, Inc.†	1,935	66,816
Pharmasset, Inc.†	1,217	156,019
Salix Pharmaceuticals, Ltd.†	4,290	205,276
Valeant Pharmaceuticals International, Inc.†	2,700	126,063
		730,156
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	6,478	139,018
Perrigo Co.	1,376	133,884
Watson Pharmaceuticals, Inc.†	1,973	119,051
		391,953
Medical-HMO — 0.3%
AMERIGROUP Corp.†	2,686	158,689
Cigna Corp.	1,600	67,200
Humana, Inc.	700	61,327
		287,216
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	3,000	52,350
Health Management Associates, Inc., Class A†	4,212	31,042
Tenet Healthcare Corp.†	398	2,042
Universal Health Services, Inc., Class B	3,525	136,982
		222,416
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.	1,479	38,025
Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	12,211	454,127
Cardinal Health, Inc.	6,480	263,153
		717,280
Metal Processors & Fabrication — 0.1%
Timken Co.	1,232	47,691
Metal-Diversified — 0.3%
HudBay Minerals, Inc.	11,700	115,479
Molycorp, Inc.†	5,282	126,662
		242,141
Metal-Iron — 0.4%
Cliffs Natural Resources, Inc.	5,271	328,647
Motion Pictures & Services — 0.3%
Dolby Laboratories, Inc., Class A†	884	26,971
DreamWorks Animation SKG, Inc., Class A†	12,770	211,918
		238,889
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,843	149,377
Multimedia — 0.6%
FactSet Research Systems, Inc.	1,286	112,242
McGraw-Hill Cos., Inc.	9,243	415,658
		527,900
Networking Products — 0.1%
Acme Packet, Inc.†	890	27,510
Polycom, Inc.†	2,941	47,938
		75,448
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	757	11,340
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	3,849	127,556
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	110	3,155
Oil & Gas Drilling — 0.7%
Atwood Oceanics, Inc.†	269	10,703
Diamond Offshore Drilling, Inc.	2,340	129,308
Ensco PLC ADR	6,290	295,127
Helmerich & Payne, Inc.	1,458	85,089
Nabors Industries, Ltd.†	5,900	102,306
Patterson-UTI Energy, Inc.	285	5,694
Rowan Cos., Inc.†	350	10,616
		638,843
Oil Companies-Exploration & Production — 5.1%
Cabot Oil & Gas Corp.	5,297	402,042

6

Chesapeake Energy Corp.	11,780	262,576
Cimarex Energy Co.	1,779	110,120
Cobalt International Energy, Inc.†	11,144	172,955
Concho Resources, Inc.†	4,494	421,313
Continental Resources, Inc.†	2,499	166,708
Denbury Resources, Inc.†	5,509	83,186
EQT Corp.	3,727	204,202
EXCO Resources, Inc.	2,271	23,732
Forest Oil Corp.†	1,484	20,108
Genel Energy PLC†	19,128	230,220
Karoon Gas Australia, Ltd.†	12,162	56,101
Kosmos Energy, Ltd.†	5,360	65,714
Newfield Exploration Co.†	10,394	392,166
Noble Energy, Inc.	561	52,953
Pioneer Natural Resources Co.	5,862	524,532
QEP Resources, Inc.	5,398	158,161
Quicksilver Resources, Inc.†	136	913
Range Resources Corp.	6,545	405,397
SandRidge Energy, Inc.†	6,840	55,814
SM Energy Co.	2,616	191,230
Southwestern Energy Co.†	8,580	274,045
Ultra Petroleum Corp.†	4,116	121,957
Whiting Petroleum Corp.†	8,531	398,312
		4,794,457
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	1,492	83,164
Oil Field Machinery & Equipment — 1.2%
Cameron International Corp.†	8,646	425,297
Dresser-Rand Group, Inc.†	2,999	149,680
Dril-Quip, Inc.†	1,100	72,402
FMC Technologies, Inc.†	9,620	502,452
		1,149,831
Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	3,036	71,042
Oil-Field Services — 0.7%
CARBO Ceramics, Inc.	321	39,589
Core Laboratories NV	2,033	231,660
Oceaneering International, Inc.	6,443	297,216
Oil States International, Inc.†	718	54,834
RPC, Inc.	713	13,012
Superior Energy Services, Inc.†	1,332	37,882
		674,193
Paper & Related Products — 0.0%
International Paper Co.	1,544	45,702
Pharmacy Services — 1.3%
Catalyst Health Solutions, Inc.†	9,112	473,824
SXC Health Solutions Corp.†	13,572	766,547
		1,240,371
Physicians Practice Management — 0.2%
Mednax, Inc.†	2,357	169,728
Pipelines — 0.4%
El Paso Corp.	11,881	315,678
ONEOK, Inc.	134	11,617
		327,295
Platinum — 0.0%
Stillwater Mining Co.†	2,900	30,334
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,800	120,348
Printing-Commercial — 0.0%
American Reprographics Co.†	5,100	23,409
VistaPrint NV†	668	20,441
		43,850
Private Corrections — 0.2%
Corrections Corp. of America†	6,270	127,720
Geo Group, Inc.†	5,440	91,120
		218,840
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	4,125	118,140
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	834	37,030
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	1,155	34,292
Quarrying — 0.4%
Compass Minerals International, Inc.	4,449	306,314
Vulcan Materials Co.	1,900	74,765
		381,079
Radio — 0.5%
Sirius XM Radio, Inc.†	274,353	499,322
Real Estate Investment Trusts — 1.0%
Apartment Investment & Management Co., Class A	1,348	30,883
Boston Properties, Inc.	1,946	193,822
Camden Property Trust	842	52,406
Corporate Office Properties Trust	373	7,930
Digital Realty Trust, Inc.	1,618	107,872
Equity Residential	358	20,417
Essex Property Trust, Inc.	303	42,575
Federal Realty Investment Trust	749	67,972
Macerich Co.	780	39,468
Plum Creek Timber Co., Inc.	1,542	56,375
Rayonier, Inc.	1,953	87,162
UDR, Inc.	275	6,902
Ventas, Inc.	2,507	138,211
Vornado Realty Trust	337	25,902
Weyerhaeuser Co.	2,600	48,542
		926,439
Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	4,840	73,665
Jones Lang LaSalle, Inc.	4,554	278,978
		352,643
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	8,000	94,560

7

Recreational Vehicles — 0.1%
Polaris Industries, Inc.	1,027	57,491
Rental Auto/Equipment — 0.8%
Aaron’s, Inc.	916	24,439
Hertz Global Holdings, Inc.†	9,078	106,394
Localiza Rent a Car SA	20,160	276,690
United Rentals, Inc.†	10,280	303,774
		711,297
Research & Development — 0.3%
PAREXEL International Corp.†	13,460	279,160
Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	1,256	21,553
Respiratory Products — 0.1%
ResMed, Inc.†	2,539	64,491
Retail-Apparel/Shoe — 2.7%
Abercrombie & Fitch Co., Class A	1,256	61,343
Chico’s FAS, Inc.	6,452	71,875
Children’s Place Retail Stores, Inc.†	4,520	240,102
DSW, Inc., Class A	365	16,137
Express, Inc.†	17,770	354,334
Gap, Inc.	2,500	46,375
Guess?, Inc.	2,878	85,822
Limited Brands, Inc.	4,066	164,063
Men’s Wearhouse, Inc.	1,950	63,199
Michael Kors Holdings, Ltd.†	1,600	43,600
Michael Kors Holdings, Ltd.†(4)(6)(7)	5,396	139,689
PVH Corp.	148	10,433
Ross Stores, Inc.	19,898	945,752
Urban Outfitters, Inc.†	8,711	240,075
		2,482,799
Retail-Auto Parts — 0.8%
Advance Auto Parts, Inc.	1,214	84,531
AutoZone, Inc.†	719	233,653
O’Reilly Automotive, Inc.†	4,815	384,959
		703,143
Retail-Automobile — 0.4%
AutoNation, Inc.†	318	11,725
CarMax, Inc.†	8,020	244,449
Copart, Inc.†	2,040	97,696
		353,870
Retail-Bedding — 0.5%
Bed Bath & Beyond, Inc.†	8,109	470,079
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co Inc., Class A	738	52,804
Retail-Discount — 0.7%
Big Lots, Inc.†	375	14,160
Dollar General Corp.†	5,073	208,703
Dollar Tree, Inc.†	3,960	329,116
Family Dollar Stores, Inc.	2,016	116,242
		668,221
Retail-Gardening Products — 0.2%
Tractor Supply Co.	2,158	151,384
Retail-Jewelry — 0.3%
Tiffany & Co.	4,279	283,527
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	3,010	115,885
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,650	131,732
Retail-Perfume & Cosmetics — 0.1%
Sally Beauty Holdings, Inc.†	1,463	30,913
Ulta Salon Cosmetics & Fragrance, Inc.†	754	48,950
		79,863
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	4,225	216,700
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	3,600	177,660
Macy’s, Inc.	879	28,286
		205,946
Retail-Restaurants — 1.2%
Brinker International, Inc.	1,235	33,049
Buffalo Wild Wings, Inc.†	700	47,257
Chipotle Mexican Grill, Inc.†	860	290,456
Darden Restaurants, Inc.	2,247	102,418
Domino’s Pizza UK & IRL PLC	47,012	293,864
Dunkin’ Brands Group, Inc.†	367	9,168
Panera Bread Co., Class A†	1,562	220,945
Tim Hortons, Inc.	3,200	154,944
		1,152,101
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	3,491	128,748
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,410	24,520
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	4,060	57,530
Satellite Telecom — 0.4%
DigitalGlobe, Inc.†	18,990	324,919
Savings & Loans/Thrifts — 0.1%
BankUnited, Inc.	1,700	37,383
Hudson City Bancorp, Inc.	796	4,975
People’s United Financial, Inc.	1,172	15,060
		57,418
Schools — 0.6%
Apollo Group, Inc., Class A†	1,838	99,013
DeVry, Inc.	931	35,806
Estacio Participacoes SA	24,800	239,192
ITT Educational Services, Inc.†	444	25,259
New Oriental Education & Technology Group ADR†	5,500	132,275
Strayer Education, Inc.	600	58,314
		589,859

8

Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	10,164	363,668
Atmel Corp.†	27,392	221,875
Cypress Semiconductor Corp.†	18,954	320,133
Linear Technology Corp.	9,424	283,003
Marvell Technology Group, Ltd.†	12,400	171,740
Maxim Integrated Products, Inc.	4,877	126,997
TriQuint Semiconductor, Inc.†	5,500	26,785
		1,514,201
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	3,439	165,932
Lam Research Corp.†	5,748	212,791
		378,723
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	4,909	224,636
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	2,078	188,662
Steel-Producers — 0.2%
AK Steel Holding Corp.	369	3,048
Carpenter Technology Corp.	2,935	151,094
Reliance Steel & Aluminum Co.	181	8,813
Schnitzer Steel Industries, Inc., Class A	106	4,482
Steel Dynamics, Inc.	2,651	34,860
Ternium SA ADR	3,000	55,170
United States Steel Corp.	1,100	29,106
		286,573
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	1,752	83,746
Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	5,981	72,370
Finisar Corp.†	18,550	310,620
IPG Photonics Corp.†	458	15,512
JDS Uniphase Corp.†	12,566	131,189
		529,691
Telecom Services — 0.2%
Clearwire Corp., Class A†	2,589	5,023
Level 3 Communications, Inc.†	370	6,286
NeuStar, Inc., Class A†	1,234	42,166
tw telecom, Inc.†	2,145	41,570
Virgin Media, Inc.	4,893	104,612
		199,657
Telecommunication Equipment — 0.4%
Harris Corp.	531	19,137
Juniper Networks, Inc.†	18,330	374,116
		393,253
Telephone-Integrated — 0.1%
Windstream Corp.	5,165	60,637
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	5,800	37,816
CTC Media, Inc.	5,400	47,358
		85,174
Theaters — 0.0%
Regal Entertainment Group, Class A	447	5,337
Therapeutics — 0.3%
BioMarin Pharmaceutical, Inc.†	4,055	139,411
Onyx Pharmaceuticals, Inc.†	2,560	112,512
Warner Chilcott PLC, Class A†	2,585	39,111
		291,034
Tobacco — 0.1%
Lorillard, Inc.	600	68,400
Tools-Hand Held — 0.0%
Snap-on, Inc.	175	8,859
Toys — 0.4%
Hasbro, Inc.	1,900	60,591
Mattel, Inc.	12,153	337,367
		397,958
Transactional Software — 0.5%
Solera Holdings, Inc.	2,375	105,783
VeriFone Systems, Inc.†	10,947	388,837
		494,620
Transport-Marine — 0.4%
Kirby Corp.†	634	41,743
Tidewater, Inc.	5,755	283,721
		325,464
Transport-Rail — 0.3%
Kansas City Southern†	4,624	314,478
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	5,707	398,234
Expeditors International of Washington, Inc.	8,054	329,892
UTi Worldwide, Inc.	1,541	20,480
		748,606
Transport-Truck — 0.4%
Con-way, Inc.	88	2,566
J.B. Hunt Transport Services, Inc.	3,454	155,672
Landstar System, Inc.	3,702	177,400
		335,638
Vitamins & Nutrition Products — 0.7%
GNC Holdings, Inc., Class A†	15,940	461,463
Herbalife, Ltd.	1,963	101,428
Mead Johnson Nutrition Co.	1,437	98,765
		661,656
Water — 0.0%
Aqua America, Inc.	237	5,226
Web Hosting/Design — 0.3%
Equinix, Inc.†	1,250	126,750
Rackspace Hosting, Inc.†	3,145	135,266
		262,016
Web Portals/ISP — 0.1%
SINA Corp.†	2,400	124,800
Wire & Cable Products — 0.1%
General Cable Corp.†	2,650	66,277
Wireless Equipment — 0.9%
Aruba Networks, Inc.†	18,320	339,286

9

Crown Castle International Corp.†	4,759	213,203
SBA Communications Corp., Class A†	7,112	305,532
		858,021
X-Ray Equipment — 0.6%
Hologic, Inc.†	31,280	547,713
Total Common Stock (cost $84,215,413)		91,023,557
EXCHANGE-TRADED FUNDS — 0.8%
iShares Russell Midcap Growth Index Fund (cost $2,167,832)	13,700	754,185
PREFERRED STOCK — 0.1%
E-Commerce/Services — 0.1%
Coupons.com†(4)(5)(6)	12,730	69,930
Human Resources — 0.0%
Workday, Inc.†(4)(5)(6)	1,484	19,678
Total Preferred Stock (cost $89,608)		89,608
Total Long-Term Investment Securities (cost $86,472,853)		91,867,350
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
T. Rowe Price Reserve Investment Fund	50,803	50,803
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.01% due 03/15/12(1)	$60,000	59,998
Total Short-Term Investment Securities (cost $110,801)		110,801
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(2)	100,000	100,000
BNP Paribas SA Joint Repurchase Agreement(2)	65,000	65,000
Deutsche Bank AG Joint Repurchase Agreement(2)	20,000	20,000
Royal Bank of Scotland Joint Repurchase Agreement(2)	75,000	75,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	473,000	473,000
UBS Securities LLC Joint Repurchase Agreement(2)	75,000	75,000
Total Repurchase Agreements (cost $808,000)		808,000
TOTAL INVESTMENTS (cost $87,391,654)(3)	99.8%	92,786,151
Other assets less liabilities	0.2	144,008
NET ASSETS	100.0%	$92,930,159

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $229,297 representing 0.2% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)

Denotes a restricted security that (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exits. As of December 31, 2011, the Mid Cap Growth Portfolio held the following restricted security:

	Acquisition		Acquisition		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Coupons.com
Preferred Stock	06/01/11	6,365	$69,930
	08/18/11	6,365	—
		12,730	69,930	$69,930	$5.49	0.08%
Workday, Inc.
Preferred Stock	10/13/11	1,484	19,678	19,678	13.26	0.02
Michael Kors Holdings, Ltd.
Common Stock	07/11/11	1,420	65,397	65,397
	12/21/11	3,976	—	74,292
		5,396	$65,397	139,689	25.89	0.15
				$229,297		0.25%

(7)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.

ADR	— American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of December 31, 2011	Unrealized Appreciation (Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	March 2012	$621,682	$614,110	$(7,572)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total

Assets:
Long-Term Investment Securities:
Common Stock
Oil Companies-Exploration & Production	$4,794,457	$—	$—	$4,794,457
Other Industries*	86,089,411	139,689	—	86,229,100
Exchange Traded Funds	754,185	—	—	754,185
Preferred Stock	—	—	89,608	89,608
Short-Term Investment Securities:
Registered Investment Companies	—	50,803	—	50,803
U.S. Government Treasuries	—	59,998	—	59,998
Repurchase Agreements	—	808,000	—	808,000
Total	$91,638,053	$1,058,490	$89,608	$92,786,151
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$7,572	$—	$—	$7,572

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Preferred Stock	Rights
Balance as of 3/31/2011	$—	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation (1)	—	—
Change in unrealized depreciation (1)	—	—
Net purchases	89,608	—
Net sales	—	(0)
Transfers into Level 3 (2)	—	—
Transfers out of Level 3 (2)	—	—
Balance as of 12/31/2011	$89,608	$—

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Preferred Stock	Rights
$—	$—

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

10

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2011

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.4%
Advertising Agencies — 1.6%
Interpublic Group of Cos., Inc.	174,518	$1,698,060
Omnicom Group, Inc.	28,300	1,261,614
		2,959,674
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	1,307	16,403
Lamar Advertising Co., Class A†	1,301	35,777
		52,180
Aerospace/Defense — 0.9%
Rockwell Collins, Inc.	15,500	858,235
Spirit Aerosystems Holdings, Inc., Class A†	35,983	747,727
		1,605,962
Aerospace/Defense-Equipment — 0.6%
Alliant Techsystems, Inc.	1,001	57,217
BE Aerospace, Inc.†	17,164	664,419
Exelis, Inc.	5,878	53,196
Goodrich Corp.	2,356	291,437
		1,066,269
Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	2,362	342,443
Agricultural Operations — 1.1%
Bunge, Ltd.	37,276	2,132,187
Airlines — 0.2%
AMR Corp.†	5,643	1,975
Copa Holdings SA, Class A	225	13,201
Delta Air Lines, Inc.†	10,776	87,178
Southwest Airlines Co.	20,829	178,296
United Continental Holdings, Inc.†	1,579	29,796
		310,446
Apparel Manufacturers — 0.2%
VF Corp.	2,777	352,651
Appliances — 0.1%
Whirlpool Corp.	2,434	115,493
Applications Software — 0.5%
Compuware Corp.†	1,861	15,483
Intuit, Inc.	9,000	473,310
Parametric Technology Corp.†	24,188	441,673
		930,466
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.†	738	9,963
Audio/Video Products — 0.4%
Harman International Industries, Inc.	17,659	671,748
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	1,058	40,077
Oshkosh Corp.†	2,908	62,173
		102,250
Auto/Truck Parts & Equipment-Original — 1.1%
Autoliv, Inc.	2,847	152,286
Federal-Mogul Corp.†	625	9,219
Lear Corp.	32,869	1,308,186
TRW Automotive Holdings Corp.†	13,753	448,348
Visteon Corp.†	1,541	76,957
		1,994,996
Banks-Commercial — 4.0%
Associated Banc-Corp.	5,534	61,815
Bank of Hawaii Corp.	1,523	67,758
BOK Financial Corp.	817	44,878
CapitalSource, Inc.	8,772	58,772
CIT Group, Inc.†	30,042	1,047,565
City National Corp.	18,187	803,502
Commerce Bancshares, Inc.	15,080	574,850
Cullen/Frost Bankers, Inc.	14,502	767,301
East West Bancorp, Inc.	4,748	93,773
First Citizens BancShares, Inc., Class A	174	30,448
First Horizon National Corp.	8,408	67,264
First Republic Bank†	12,360	378,340
Fulton Financial Corp.	6,362	62,411
Hancock Holding Co.	22,900	732,113
M&T Bank Corp.	21,539	1,644,287
Popular, Inc.†	32,681	45,427
Regions Financial Corp.	40,117	172,503
Signature Bank†	10,600	635,894
Synovus Financial Corp.	25,073	35,353
TCF Financial Corp.	5,078	52,405
Valley National Bancorp.	5,423	67,082
Zions Bancorporation	5,869	95,547
		7,539,288
Banks-Fiduciary — 0.2%
Northern Trust Corp.	6,933	274,963
Banks-Super Regional — 1.8%
Comerica, Inc.	46,331	1,195,340
Fifth Third Bancorp	80,250	1,020,780
Huntington Bancshares, Inc.	27,567	151,343
KeyCorp	30,358	233,453
SunTrust Banks, Inc.	46,787	828,130
		3,429,046
Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.†	8,639	669,350
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	14,808	381,750
Dr Pepper Snapple Group, Inc.	10,100	398,748
		780,498
Beverages-Wine/Spirits — 0.6%
Beam, Inc.	18,722	959,128
Brown-Forman Corp., Class B	481	38,725
Constellation Brands, Inc., Class A†	5,802	119,928
		1,117,781
Brewery — 0.1%
Molson Coors Brewing Co., Class B	4,286	186,612
Broadcast Services/Program — 1.0%
Discovery Communications, Inc., Class A†	14,900	610,453
Liberty Media Corp. - Liberty Capital†	3,737	291,673
Scripps Networks Interactive, Inc., Class A	23,600	1,001,112
		1,903,238
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	606	26,585
Fortune Brands Home & Security, Inc.†	18,922	322,242
Owens Corning†	3,985	114,449
		463,276
Building Products-Cement — 0.0%
Martin Marietta Materials, Inc.	773	58,292
Building Products-Wood — 0.2%
Masco Corp.	33,271	348,680

1

Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co.	5,276	199,433
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,412	38,731
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	8,932	112,632
Lennar Corp., Class A	5,115	100,510
NVR, Inc.†	965	661,990
PulteGroup, Inc.†	10,903	68,798
Toll Brothers, Inc.†	4,688	95,729
		1,039,659
Cable/Satellite TV — 0.4%
DISH Network Corp., Class A	1,591	45,312
Liberty Global, Inc., Class A†	15,147	621,481
		666,793
Casino Hotels — 0.1%
MGM Resorts International†	8,762	91,388
Casino Services — 0.0%
Bally Technologies, Inc.†	96	3,798
Cellular Telecom — 0.3%
NII Holdings, Inc.†	679	14,463
Sprint Nextel Corp.†	190,958	446,842
U.S. Cellular Corp.†	463	20,200
		481,505
Chemicals-Diversified — 0.9%
Air Products & Chemicals, Inc.	5,900	502,621
Celanese Corp., Series A	16,700	739,309
Chemtura Corp.†	34,247	388,361
Huntsman Corp.	4,959	49,590
Rockwood Holdings, Inc.†	114	4,488
Westlake Chemical Corp.	504	20,281
		1,704,650
Chemicals-Specialty — 1.5%
Albemarle Corp.	12,481	642,896
Ashland, Inc.	19,027	1,087,584
Cabot Corp.	2,094	67,301
Cytec Industries, Inc.	8,563	382,338
Eastman Chemical Co.	17,600	687,456
WR Grace & Co.†	234	10,745
		2,878,320
Coal — 0.2%
Alpha Natural Resources, Inc.†	3,175	64,865
Arch Coal, Inc.	6,038	87,612
Consol Energy, Inc.	8,200	300,940
		453,417
Coatings/Paint — 0.1%
RPM International, Inc.	4,164	102,226
Valspar Corp.	2,674	104,206
		206,432
Commercial Services — 0.1%
Quanta Services, Inc.†	6,885	148,303
Commercial Services-Finance — 0.5%
Equifax, Inc.	3,721	144,151
H&R Block, Inc.	4,015	65,565
Paychex, Inc.	825	24,841
Total System Services, Inc.	5,173	101,184
Western Union Co.	30,700	560,582
		896,323
Computer Services — 0.1%
Computer Sciences Corp.	4,952	117,363
DST Systems, Inc.	908	41,332
		158,695
Computer Software — 0.0%
Akamai Technologies, Inc.†	536	17,302
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	15,083	78,281
Diebold, Inc.	2,085	62,696
NCR Corp.†	1,084	17,842
		158,819
Computers-Memory Devices — 0.6%
Fusion-io, Inc.†	254	6,147
NetApp, Inc.†	15,612	566,247
SanDisk Corp.†	7,611	374,537
Western Digital Corp.†	7,420	229,649
		1,176,580
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,401	79,401
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.†	391	6,745
CoreLogic, Inc.†	3,095	40,018
Genpact, Ltd.†	906	13,545
SAIC, Inc.†	6,245	76,751
Towers Watson & Co., Class A	1,453	87,078
Verisk Analytics, Inc., Class A†	604	24,239
		248,376
Consumer Products-Misc. — 0.5%
Clorox Co.	4,010	266,906
Jarden Corp.	2,929	87,518
Scotts Miracle-Gro Co., Class A	185	8,638
Tupperware Brands Corp.	11,600	649,252
		1,012,314
Containers-Metal/Glass — 0.7%
Ball Corp.	11,600	414,236
Greif, Inc., Class A	17,220	784,371
Owens-Illinois, Inc.†	5,236	101,474
		1,300,081
Containers-Paper/Plastic — 0.6%
Bemis Co., Inc.	3,363	101,159
Packaging Corp. of America	312	7,875
Sealed Air Corp.	6,128	105,463
Sonoco Products Co.	3,183	104,911
Temple-Inland, Inc.	22,259	705,833
		1,025,241
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.	1,905	47,187
Data Processing/Management — 0.8%
Broadridge Financial Solutions, Inc.	221	4,984
Dun & Bradstreet Corp.	1,200	89,796
Fidelity National Information Services, Inc.	8,377	222,744
Fiserv, Inc.†	19,112	1,122,639
		1,440,163
Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.	2,661	93,109
Patterson Cos., Inc.	12,293	362,889
		455,998
Diagnostic Kits — 0.1%
Alere, Inc.†	2,730	63,036

2

QIAGEN NV†	7,461	103,036
		166,072
Dialysis Centers — 0.3%
DaVita, Inc.†	7,800	591,318
Distribution/Wholesale — 0.4%
Arrow Electronics, Inc.†	8,568	320,529
Genuine Parts Co.	3,652	223,502
Ingram Micro, Inc., Class A†	5,141	93,515
WESCO International, Inc.†	727	38,538
		676,084
Diversified Manufacturing Operations — 4.0%
Carlisle Cos., Inc.	1,794	79,474
Cooper Industries PLC	10,078	545,724
Crane Co.	1,556	72,681
Dover Corp.	21,819	1,266,593
Eaton Corp.	35,955	1,565,121
Harsco Corp.	2,349	48,342
Ingersoll-Rand PLC	2,063	62,860
ITT Corp.	2,939	56,811
Leggett & Platt, Inc.	1,136	26,173
Parker Hannifin Corp.	14,196	1,082,445
Pentair, Inc.	15,914	529,777
SPX Corp.	6,482	390,670
Textron, Inc.	35,822	662,349
Trinity Industries, Inc.	33,551	1,008,543
		7,397,563
Diversified Operations — 0.1%
Leucadia National Corp.	6,309	143,467
E-Commerce/Services — 0.8%
Expedia, Inc.	1,283	37,233
Groupon, Inc.†	720	14,853
IAC/InterActiveCorp.	2,428	103,433
Liberty Media Corp., Class A†	83,437	1,352,931
TripAdvisor, Inc.†	1,283	32,344
		1,540,794
Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,600	319,960
GrafTech International, Ltd.†	3,875	52,893
Molex, Inc.	4,316	102,980
		475,833
Electric-Generation — 0.3%
AES Corp.†	47,424	561,500
Electric-Integrated — 8.3%
Alliant Energy Corp.	3,542	156,238
Ameren Corp.	7,700	255,101
CMS Energy Corp.	68,567	1,513,959
Consolidated Edison, Inc.	9,342	579,484
Constellation Energy Group, Inc.	5,947	235,918
DTE Energy Co.	5,407	294,411
Edison International	28,108	1,163,671
Entergy Corp.	5,682	415,070
Great Plains Energy, Inc.	14,678	319,687
Hawaiian Electric Industries, Inc.	3,044	80,605
Integrys Energy Group, Inc.	2,500	135,450
MDU Resources Group, Inc.	6,028	129,361
Northeast Utilities	31,522	1,136,999
NSTAR	3,307	155,297
NV Energy, Inc.	56,096	917,170
OGE Energy Corp.	6,168	349,787
Pepco Holdings, Inc.	7,209	146,343
Pinnacle West Capital Corp.	16,374	788,899
PPL Corp.	88,096	2,591,784
Progress Energy, Inc.	9,404	526,812
SCANA Corp.	25,098	1,130,916
TECO Energy, Inc.	6,863	131,358
Westar Energy, Inc.	3,630	104,471
Wisconsin Energy Corp.	7,463	260,906
Xcel Energy, Inc.	71,256	1,969,516
		15,489,213
Electronic Components-Misc. — 0.6%
AVX Corp.	1,538	19,625
Garmin, Ltd.	12,009	478,078
Jabil Circuit, Inc.	1,069	21,017
TE Connectivity, Ltd.	20,400	628,524
Vishay Intertechnology, Inc.†	4,612	41,462
		1,188,706
Electronic Components-Semiconductors — 1.3%
Cavium, Inc.†	12,088	343,662
Cree, Inc.†	3,289	72,489
Fairchild Semiconductor International, Inc.†	4,074	49,051
Freescale Semiconductor Holdings I, Ltd.†	524	6,628
International Rectifier Corp.†	2,227	43,248
Intersil Corp., Class A	2,013	21,016
LSI Corp.†	12,767	75,964
MEMC Electronic Materials, Inc.†	3,002	11,828
Micron Technology, Inc.†	101,521	638,567
NVIDIA Corp.†	36,723	508,981
PMC - Sierra, Inc.†	7,027	38,719
QLogic Corp.†	615	9,225
Silicon Laboratories, Inc.†	137	5,948
Xilinx, Inc.	18,945	607,377
		2,432,703
Electronic Connectors — 0.3%
Amphenol Corp., Class A	9,788	444,277
Thomas & Betts Corp.†	1,269	69,288
		513,565
Electronic Design Automation — 0.1%
Synopsys, Inc.†	4,360	118,592
Electronic Forms — 0.5%
Adobe Systems, Inc.†	32,584	921,150
Electronic Measurement Instruments — 0.2%
FLIR Systems, Inc.	9,124	228,739
Itron, Inc.†	1,296	46,358
		275,097
Electronic Parts Distribution — 0.1%
Avnet, Inc.†	4,878	151,657
Tech Data Corp.†	1,386	68,482
		220,139
Electronic Security Devices — 0.3%
Tyco International, Ltd.	9,900	462,429
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,189	212,642
Energy-Alternate Sources — 0.0%
Covanta Holding Corp.	3,387	46,368
Engineering/R&D Services — 1.1%
Aecom Technology Corp.†	2,101	43,218
Jacobs Engineering Group, Inc.†	23,749	963,734
KBR, Inc.	4,524	126,084
McDermott International, Inc.†	936	10,773
Shaw Group, Inc.†	2,305	62,004

3

URS Corp.†	23,898	839,298
		2,045,111
Enterprise Software/Service — 0.4%
BMC Software, Inc.†	9,015	295,512
CA, Inc.	12,249	247,613
QLIK Technologies, Inc.†	11,836	286,431
		829,556
Entertainment Software — 0.2%
Activision Blizzard, Inc.	13,517	166,530
Electronic Arts, Inc.†	13,362	275,257
		441,787
Filtration/Separation Products — 0.4%
Pall Corp.	11,800	674,370
Finance-Consumer Loans — 0.6%
SLM Corp.	85,024	1,139,322
Finance-Credit Card — 0.2%
Discover Financial Services	15,692	376,608
Finance-Investment Banker/Broker — 1.0%
E*Trade Financial Corp.†	8,011	63,768
Interactive Brokers Group, Inc., Class A	1,166	17,420
Jefferies Group, Inc.	4,311	59,276
Lazard, Ltd., Class A	48,949	1,278,058
LPL Investment Holdings, Inc.†	12,673	387,034
Raymond James Financial, Inc.	3,251	100,651
		1,906,207
Finance-Leasing Companies — 0.0%
Air Lease Corp.†	1,110	26,318
Finance-Other Services — 0.5%
NASDAQ OMX Group, Inc.†	34,058	834,761
NYSE Euronext	5,776	150,754
		985,515
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	5,880	77,263
MBIA, Inc.†	4,720	54,705
		131,968
Food-Confectionery — 0.9%
Hershey Co.	1,233	76,175
J.M. Smucker Co.	20,624	1,612,178
		1,688,353
Food-Dairy Products — 0.0%
Dean Foods Co.†	5,849	65,509
Food-Meat Products — 0.2%
Hormel Foods Corp.	2,055	60,191
Smithfield Foods, Inc.†	5,302	128,732
Tyson Foods, Inc., Class A	9,609	198,330
		387,253
Food-Misc. — 0.8%
Campbell Soup Co.	1,376	45,738
ConAgra Foods, Inc.	11,410	301,224
Corn Products International, Inc.	5,785	304,233
H.J. Heinz Co.	4,275	231,021
McCormick & Co., Inc.	1,337	67,412
RalCorp Holdings, Inc.†	1,757	150,224
Sara Lee Corp.	21,661	409,826
		1,509,678
Food-Retail — 0.2%
Safeway, Inc.	11,306	237,878
SUPERVALU, Inc.	6,774	55,005
		292,883
Funeral Services & Related Items — 0.0%
Service Corp. International	7,625	81,206
Gambling (Non-Hotel) — 0.0%
International Game Technology	4,654	80,049
Gas-Distribution — 1.7%
AGL Resources, Inc.	3,718	157,123
Atmos Energy Corp.	2,884	96,181
CenterPoint Energy, Inc.	13,583	272,883
National Fuel Gas Co.	2,255	125,333
NiSource, Inc.	8,927	212,552
Questar Corp.	32,498	645,410
Sempra Energy	24,832	1,365,760
Southern Union Co.	3,982	167,682
UGI Corp.	3,565	104,811
Vectren Corp.	2,609	78,870
		3,226,605
Gold Mining — 0.4%
IAMGOLD Corp.	36,800	583,280
Royal Gold, Inc.	2,200	148,346
		731,626
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	9,298	150,163
Hotels/Motels — 0.5%
Choice Hotels International, Inc.	839	31,924
Hyatt Hotels Corp., Class A†	1,339	50,400
Starwood Hotels & Resorts Worldwide, Inc.	12,648	606,725
Wyndham Worldwide Corp.	4,917	186,010
		875,059
Human Resources — 0.1%
Manpower, Inc.	2,624	93,808
Monster Worldwide, Inc.†	4,129	32,743
		126,551
Independent Power Producers — 0.3%
Calpine Corp.†	12,258	200,173
GenOn Energy, Inc.†	94,947	247,812
NRG Energy, Inc.†	7,698	139,488
		587,473
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	6,073	445,576
Instruments-Controls — 0.1%
Woodward, Inc.	5,800	237,394
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	3,600	72,000
Insurance Brokers — 1.6%
Aon Corp.	19,354	905,767
Arthur J. Gallagher & Co.	3,527	117,943
Brown & Brown, Inc.	3,715	84,070
Marsh & McLennan Cos., Inc.	51,293	1,621,885
Willis Group Holdings PLC	7,127	276,528
		3,006,193
Insurance-Life/Health — 1.2%
Lincoln National Corp.	19,705	382,671
Principal Financial Group, Inc.	53,412	1,313,935
Protective Life Corp.	2,736	61,724
StanCorp Financial Group, Inc.	1,444	53,067
Torchmark Corp.	3,355	145,573

4

Unum Group	9,336	196,710
		2,153,680
Insurance-Multi-line — 1.5%
ACE, Ltd.	9,100	638,092
American Financial Group, Inc.	2,566	94,660
American National Insurance Co.	219	15,994
Assurant, Inc.	3,081	126,506
Cincinnati Financial Corp.	4,670	142,248
CNA Financial Corp.	851	22,764
Genworth Financial, Inc., Class A†	49,313	323,000
Hartford Financial Services Group, Inc.	29,549	480,171
Kemper Corp.	1,596	46,619
Old Republic International Corp.	8,278	76,737
XL Group PLC	46,326	915,865
		2,882,656
Insurance-Property/Casualty — 1.1%
Alleghany Corp.†	211	60,196
Arch Capital Group, Ltd.†	4,213	156,850
Fidelity National Financial, Inc., Class A	7,129	113,565
Hanover Insurance Group, Inc.	1,451	50,712
HCC Insurance Holdings, Inc.	3,400	93,500
Markel Corp.†	310	128,548
Mercury General Corp.	854	38,959
Progressive Corp.	19,815	386,591
White Mountains Insurance Group, Ltd.	219	99,308
WR Berkley Corp.	26,825	922,512
		2,050,741
Insurance-Reinsurance — 2.1%
Allied World Assurance Co. Holdings AG	1,211	76,208
Aspen Insurance Holdings, Ltd.	2,260	59,890
Axis Capital Holdings, Ltd.	4,132	132,059
Endurance Specialty Holdings, Ltd.	1,294	49,495
Everest Re Group, Ltd.	20,452	1,719,809
PartnerRe, Ltd.	23,984	1,540,013
Reinsurance Group of America, Inc.	2,360	123,310
RenaissanceRe Holdings, Ltd.	1,652	122,859
Transatlantic Holdings, Inc.	1,832	100,265
Validus Holdings, Ltd.	2,124	66,906
		3,990,814
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	232	2,322
Internet Incubators — 0.0%
HomeAway, Inc.†	111	2,581
Investment Companies — 0.1%
Ares Capital Corp.	6,537	100,996
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	6,975	669,251
Ameriprise Financial, Inc.	7,224	358,599
Federated Investors, Inc., Class B	548	8,302
Invesco, Ltd.	44,175	887,476
Janus Capital Group, Inc.	5,945	37,513
Legg Mason, Inc.	10,896	262,049
		2,223,190
Leisure Products — 0.0%
WMS Industries, Inc.†	1,828	37,511
Linen Supply & Related Items — 0.1%
Cintas Corp.	3,603	125,420
Machine Tools & Related Products — 0.3%
Kennametal, Inc.	15,506	566,279
Lincoln Electric Holdings, Inc.	1,040	40,685
		606,964
Machinery-Construction & Mining — 0.0%
Terex Corp.†	3,499	47,271
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,234	62,897
Machinery-Farming — 0.1%
AGCO Corp.†	3,027	130,070
CNH Global NV†	845	30,412
		160,482
Machinery-General Industrial — 0.2%
Gardner Denver, Inc.	1,882	145,027
IDEX Corp.	7,469	277,174
		422,201
Machinery-Pumps — 0.1%
Flowserve Corp.	160	15,891
Xylem, Inc.	5,878	151,006
		166,897
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	1,178	22,311
Medical Instruments — 0.9%
Boston Scientific Corp.†	193,874	1,035,287
St. Jude Medical, Inc.	16,400	562,520
		1,597,807
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	412	23,921
Medical Products — 0.4%
CareFusion Corp.†	4,901	124,534
Cooper Cos., Inc.	1,078	76,021
Henry Schein, Inc.†	1,387	89,364
Hill-Rom Holdings, Inc.	190	6,401
Hospira, Inc.†	862	26,179
Teleflex, Inc.	1,286	78,819
Zimmer Holdings, Inc.†	5,721	305,616
		706,934
Medical-Biomedical/Gene — 0.5%
Bio-Rad Laboratories, Inc., Class A†	632	60,697
Life Technologies Corp.†	23,122	899,677
Vertex Pharmaceuticals, Inc.†	756	25,107
		985,481
Medical-Drugs — 0.1%
Forest Laboratories, Inc.†	8,530	258,118
Medical-Generic Drugs — 1.2%
Mylan, Inc.†	67,432	1,447,091
Par Pharmaceutical Cos., Inc.†	11,600	379,668
Watson Pharmaceuticals, Inc.†	7,030	424,190
		2,250,949
Medical-HMO — 1.6%
Aetna, Inc.	18,149	765,706
AMERIGROUP Corp.†	468	27,649
Cigna Corp.	9,115	382,830
Coventry Health Care, Inc.†	22,933	696,475
Health Net, Inc.†	2,649	80,583
Humana, Inc.	10,677	935,412
		2,888,655
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	3,032	52,908

5

LifePoint Hospitals, Inc.†	1,538	57,137
Tenet Healthcare Corp.†	13,105	67,229
		177,274
Medical-Wholesale Drug Distribution — 0.4%
McKesson Corp.	10,400	810,264
Metal Processors & Fabrication — 0.1%
Commercial Metals Co.	3,686	50,977
Timken Co.	2,335	90,388
		141,365
Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	2,146	111,957
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	2,280	37,837
Multimedia — 0.0%
McGraw-Hill Cos., Inc.	1,722	77,438
Networking Products — 0.6%
Anixter International, Inc.†	11,775	702,261
Polycom, Inc.†	26,865	437,899
		1,140,160
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,273	19,070
Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	62,217	1,714,078
Waste Connections, Inc.	450	14,913
		1,728,991
Office Automation & Equipment — 0.6%
Pitney Bowes, Inc.	5,845	108,366
Xerox Corp.	138,038	1,098,783
		1,207,149
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,201	91,805
Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†	1,291	51,369
Diamond Offshore Drilling, Inc.	1,160	64,102
Ensco PLC ADR	11,200	525,504
Helmerich & Payne, Inc.	7,122	415,640
Nabors Industries, Ltd.†	9,175	159,095
Patterson-UTI Energy, Inc.	4,386	87,632
Rowan Cos., Inc.†	16,798	509,483
Unit Corp.†	1,338	62,083
		1,874,908
Oil Companies-Exploration & Production — 3.8%
Cabot Oil & Gas Corp.	2,500	189,750
Cimarex Energy Co.	2,005	124,109
Cobalt International Energy, Inc.†	261	4,051
Denbury Resources, Inc.†	2,143	32,359
Energen Corp.	14,065	703,250
EQT Corp.	47,410	2,597,594
EXCO Resources, Inc.	400	4,180
Forest Oil Corp.†	780	10,569
Kosmos Energy, Ltd.†	168	2,060
Newfield Exploration Co.†	1,816	68,518
Noble Energy, Inc.	4,502	424,944
Pioneer Natural Resources Co.	10,812	967,458
Plains Exploration & Production Co.†	4,502	165,313
QEP Resources, Inc.	33,013	967,281
Quicksilver Resources, Inc.†	3,515	23,586
Range Resources Corp.	11,892	736,590
SM Energy Co.	390	28,509
		7,050,121
Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	5,231	291,576
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	17,038	838,099
Oil Refining & Marketing — 0.3%
Sunoco, Inc.	3,448	141,437
Tesoro Corp.†	4,590	107,223
Valero Energy Corp.	18,207	383,257
		631,917
Oil-Field Services — 0.9%
Halliburton Co.	13,800	476,238
Oil States International, Inc.†	260	19,856
SEACOR Holdings, Inc.†	692	61,560
Superior Energy Services, Inc.†	23,000	654,120
Weatherford International, Ltd.†	29,900	437,736
		1,649,510
Paper & Related Products — 0.5%
Domtar Corp.	1,164	93,074
International Paper Co.	24,400	722,240
MeadWestvaco Corp.	5,418	162,269
		977,583
Pharmacy Services — 0.1%
Omnicare, Inc.	3,702	127,534
Physical Therapy/Rehabilitation Centers — 0.1%
Healthsouth Corp.†	10,800	190,836
Pipelines — 0.8%
El Paso Corp.	24,349	646,953
ONEOK, Inc.	3,164	274,287
Spectra Energy Corp.	20,750	638,063
		1,559,303
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,924	128,639
SunPower Corp.†	3,161	19,693
		148,332
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	5,996	86,522
Private Corrections — 0.0%
Corrections Corp. of America†	3,177	64,715
Private Equity — 0.0%
American Capital, Ltd.†	11,260	75,780
Professional Sports — 0.0%
Madison Square Garden, Co., Class A†	1,924	55,103
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	7,677	102,641
Washington Post Co., Class B	159	59,913
		162,554
Publishing-Periodicals — 0.0%
Nielsen Holdings NV†	358	10,629
Quarrying — 0.1%
Vulcan Materials Co.	4,122	162,201
Racetracks — 0.0%
Penn National Gaming, Inc.†	2,167	82,498
Real Estate Investment Trusts — 7.7%
Alexandria Real Estate Equities, Inc.	18,007	1,241,943
American Capital Agency Corp.	7,157	200,969
Annaly Capital Management, Inc.	30,366	484,641
Apartment Investment & Management Co., Class A	1,229	28,156
AvalonBay Communities, Inc.	9,777	1,276,876
Boston Properties, Inc.	832	82,867

6

Brandywine Realty Trust	4,321	41,049
BRE Properties, Inc.	2,383	120,294
Camden Property Trust	7,870	489,829
Chimera Investment Corp.	32,795	82,315
CommonWealth REIT	2,671	44,445
Corporate Office Properties Trust	1,555	33,059
DDR Corp.	6,898	83,949
Douglas Emmett, Inc.	29,054	529,945
Duke Realty Corp.	8,066	97,195
Equity Residential	8,721	497,359
Essex Property Trust, Inc.	2,217	311,511
Federal Realty Investment Trust	485	44,014
General Growth Properties, Inc.	17,996	270,300
HCP, Inc.	12,964	537,099
Health Care REIT, Inc.	6,112	333,287
Hospitality Properties Trust	3,941	90,564
Host Hotels & Resorts, Inc.	83,775	1,237,357
Kimco Realty Corp.	49,629	805,975
Liberty Property Trust	18,011	556,180
Macerich Co.	2,683	135,760
Mack-Cali Realty Corp.	2,776	74,091
MFA Financial, Inc.	73,105	491,266
Piedmont Office Realty Trust, Inc.	5,516	93,993
Plum Creek Timber Co., Inc.	2,053	75,058
ProLogis, Inc.	14,652	418,901
Realty Income Corp.	4,253	148,685
Regency Centers Corp.	2,870	107,969
Senior Housing Properties Trust	5,193	116,531
SL Green Realty Corp.	2,839	189,191
Tanger Factory Outlet Centers	18,803	551,304
Taubman Centers, Inc.	10,443	648,510
UDR, Inc.	6,409	160,866
Ventas, Inc.	17,600	970,288
Vornado Realty Trust	5,235	402,362
Weingarten Realty Investors	3,855	84,116
Weyerhaeuser Co.	12,209	227,942
		14,418,011
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	308	18,868
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	4,383	51,807
Howard Hughes Corp.†	686	30,301
St. Joe Co.†	2,078	30,463
		112,571
Rental Auto/Equipment — 0.0%
Aaron’s, Inc.	653	17,422
Retail-Apparel/Shoe — 1.4%
Abercrombie & Fitch Co., Class A	392	19,145
Aeropostale, Inc.†	6,300	96,075
American Eagle Outfitters, Inc.	6,222	95,134
Chico’s FAS, Inc.	1,879	20,932
DSW, Inc., Class A	55	2,432
Foot Locker, Inc.	4,940	117,770
Gap, Inc.	11,289	209,411
Guess?, Inc.	16,900	503,958
PVH Corp.	15,524	1,094,287
Ross Stores, Inc.	9,138	434,329
		2,593,473
Retail-Automobile — 0.1%
AutoNation, Inc.†	627	23,118
CarMax, Inc.†	6,021	183,520
		206,638
Retail-Building Products — 0.0%
Orchard Supply Hardware Stores Corp., Class A†	55	317
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	4,511	108,850
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	9,416	220,052
RadioShack Corp.	3,186	30,936
		250,988
Retail-Discount — 0.0%
Big Lots, Inc.†	1,373	51,844
Retail-Home Furnishings — 0.5%
Pier 1 Imports, Inc.†	63,500	884,555
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	2,773	121,901
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	1,606	61,831
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,278	185,522
Sears Holdings Corp.†	1,235	39,248
		224,770
Retail-Office Supplies — 0.2%
Staples, Inc.	22,770	316,275
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings, Inc.†	224	4,733
Retail-Pet Food & Supplies — 0.4%
PetSmart, Inc.	13,765	706,007
Retail-Regional Department Stores — 1.2%
Dillard’s, Inc., Class A	994	44,611
Macy’s, Inc.	70,273	2,261,385
		2,305,996
Retail-Restaurants — 0.1%
Brinker International, Inc.	200	5,352
Darden Restaurants, Inc.	2,500	113,950
Dunkin’ Brands Group, Inc.†	113	2,823
Wendy’s Co.	9,549	51,182
		173,307
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	404	7,026
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,219	25,526
Savings & Loans/Thrifts — 0.3%
BankUnited, Inc.	1,068	23,485
Capitol Federal Financial, Inc.	5,348	61,716
First Niagara Financial Group, Inc.	11,106	95,845
Hudson City Bancorp, Inc.	13,591	84,944
New York Community Bancorp, Inc.	13,964	172,735
People’s United Financial, Inc.	9,774	125,596
TFS Financial Corp.†	2,551	22,857
Washington Federal, Inc.	3,547	49,622
		636,800
Schools — 0.0%
Career Education Corp.†	1,970	15,701
DeVry, Inc.	411	15,807
Education Management Corp.†	1,228	34,372
		65,880
Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	9,671	346,028
Atmel Corp.†	935	7,574

7

Marvell Technology Group, Ltd.†	16,220	224,647
Maxim Integrated Products, Inc.	21,201	552,074
		1,130,323
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,217	58,720
Novellus Systems, Inc.†	2,223	91,788
Teradyne, Inc.†	5,921	80,703
		231,211
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.†	1,557	48,703
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,922	87,951
Steel-Producers — 1.4%
AK Steel Holding Corp.	2,813	23,235
Carpenter Technology Corp.	12,500	643,500
Nucor Corp.	10,091	399,301
Reliance Steel & Aluminum Co.	26,493	1,289,944
Schnitzer Steel Industries, Inc., Class A	504	21,309
Steel Dynamics, Inc.	1,882	24,748
United States Steel Corp.	4,590	121,452
		2,523,489
Steel-Specialty — 0.2%
Allegheny Technologies, Inc.	6,401	305,968
Telecom Services — 0.1%
Amdocs, Ltd.†	5,578	159,140
Clearwire Corp., Class A†	782	1,517
Level 3 Communications, Inc.†	4,334	73,635
tw telecom, Inc.†	698	13,527
		247,819
Telecommunication Equipment — 0.3%
Harris Corp.	2,768	99,758
Juniper Networks, Inc.†	16,736	341,582
Tellabs, Inc.	11,600	46,864
		488,204
Telephone-Integrated — 0.6%
CenturyLink, Inc.	19,200	714,240
Frontier Communications Corp.	31,776	163,647
Telephone and Data Systems, Inc.	2,888	74,770
Windstream Corp.	7,246	85,068
		1,037,725
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,813	108,508
Theaters — 0.0%
Regal Entertainment Group, Class A	1,727	20,620
Therapeutics — 0.6%
Warner Chilcott PLC, Class A†	73,349	1,109,770
Tobacco — 0.3%
Lorillard, Inc.	4,310	491,340
Tools-Hand Held — 0.2%
Snap-on, Inc.	1,522	77,043
Stanley Black & Decker, Inc.	5,368	362,877
		439,920
Toys — 0.0%
Mattel, Inc.	2,852	79,172
Transport-Equipment & Leasing — 0.0%
GATX Corp.	1,481	64,660
Transport-Marine — 0.5%
Alexander & Baldwin, Inc.	1,328	54,209
Gulfmark Offshore, Inc., Class A†	4,000	168,040
Kirby Corp.†	499	32,854
Teekay Corp.	1,332	35,604
Tidewater, Inc.	14,152	697,694
		988,401
Transport-Rail — 0.5%
Kansas City Southern†	12,778	869,032
Transport-Services — 0.1%
Ryder System, Inc.	1,639	87,097
UTi Worldwide, Inc.	318	4,226
		91,323
Transport-Truck — 0.1%
Con-way, Inc.	1,601	46,685
Knight Transportation, Inc.	4,100	64,124
		110,809
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	2,759	54,490
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	5,330	366,331
Water — 0.1%
American Water Works Co., Inc.	5,599	178,384
Aqua America, Inc.	3,959	87,296
		265,680
Web Portals/ISP — 0.0%
AOL, Inc.†	3,108	46,931
Wire & Cable Products — 0.0%
General Cable Corp.†	801	20,033
Wireless Equipment — 0.2%
Motorola Mobility Holdings, Inc.†	8,327	323,050
X-Ray Equipment — 0.4%
Hologic, Inc.†	39,235	687,005
Total Common Stock (cost $174,340,463)		181,806,116
PREFERRED STOCK — 0.0%
Retail-Building Products — 0.0%
Orchard Supply Hardware Stores Corp., Series A† (cost $126)	55	317
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell Midcap Value Index Fund (cost $718,378)	17,300	750,820
Total Long-Term Investment Securities (cost $175,058,967)		182,557,253
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.01% due 03/15/12(1) (cost $59,998)	$60,000	59,998

8

REPURCHASE AGREEMENTS — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $1,862,002 and collateralized by $1,880,000 of United States Treasury Notes, bearing interest at 2.00%, due 11/15/21 and having an approximate value of $1,901,150	1,862,000	1,862,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $2,254,003 and collateralized by $2,240,000 of United States Treasury Notes, bearing interest at 1.25%, due 10/31/15 and having an approximate value of $2,299,916	2,254,000	2,254,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	309,000	309,000
Total Repurchase Agreements (cost $4,425,000)		4,425,000
TOTAL INVESTMENTS (cost $179,543,965)(3)	100.2%	187,042,251
Liabilities in excess of other assets	(0.2)	(442,073)
NET ASSETS	100.0%	$186,600,178

†	Non-income producing security
(1)	The security or portion thereof was pledged as collateral to cover variation margin requirements for open futures contracts.
(2)	See Note 2 for joint repurchase agreement.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

Open Futures Contracts
Number of			Expiration	Value at	Value as of	Unrealized Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2011	(Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	March 2012	$621,682	$614,110	$(7,572)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Intergrated	$15,489,213	$—	$—	$15,489,213
Real Estate Investment Trusts	14,418,011	—	—	14,418,011
Other Industries*	151,898,892	—	—	151,898,892
Preferred Stock	317	—	—	317
Exchange Traded Funds	750,820	—	—	750,820
Short-Term Investment Securities:
U.S. Government Treasuries	—	59,998	—	59,998
Repurchase Agreements	—	4,425,000	—	4,425,000
Total	$182,557,253	$4,484,998	$—	$187,042,251
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	$7,572	$—	$—	$7,572

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Rights
Balance as of 3/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	—
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	(0)
Transfers into Level 3 (2)	—
Transfers out of Level 3 (2)	—
Balance as of 12/31/2011	$—

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Rights
$—

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

9

SEASONS SERIES TRUST

SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2011

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.4%
Advanced Materials — 1.4%
Ceradyne, Inc.†	2,043	$54,712
Hexcel Corp.†	61,468	1,488,140
STR Holdings, Inc.†	3,505	28,846
		1,571,698
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	1,496	47,079
Cubic Corp.	1,332	58,062
National Presto Industries, Inc.	406	38,002
Teledyne Technologies, Inc.†	3,120	171,132
		314,275
Aerospace/Defense-Equipment — 1.6%
AAR Corp.	3,280	62,878
BE Aerospace, Inc.†	32,904	1,273,714
Curtiss-Wright Corp.	3,941	139,235
GenCorp, Inc.†	5,038	26,802
Kaman Corp.	2,212	60,432
Moog, Inc., Class A†	3,818	167,725
Orbital Sciences Corp.†	4,959	72,054
		1,802,840
Agricultural Operations — 0.1%
Andersons, Inc.	1,562	68,197
Airlines — 0.1%
Allegiant Travel Co.†	1,272	67,849
SkyWest, Inc.	4,282	53,910
		121,759
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	4,784	75,157
Darling International, Inc.†	9,881	131,318
		206,475
Apparel Manufacturers — 0.7%
Carter’s, Inc.†	4,303	171,303
Hanesbrands, Inc.†	20,460	447,256
Maidenform Brands, Inc.†	1,984	36,307
Oxford Industries, Inc.	1,169	52,745
Quiksilver, Inc.†	10,322	37,262
True Religion Apparel, Inc.†	2,157	74,589
		819,462
Applications Software — 0.3%
Ebix, Inc.	2,638	58,300
EPIQ Systems, Inc.	13,303	159,902
Progress Software Corp.†	5,404	104,567
		322,769
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†	2,314	6,757
Auction House/Art Dealers — 0.1%
Sotheby’s	4,910	140,082
Audio/Video Products — 0.1%
DTS, Inc.†	1,410	38,409
Universal Electronics, Inc.†	1,246	21,020
VOXX International Corp.†	1,578	13,334
		72,763
Auto Repair Centers — 0.1%
Midas, Inc.†	1,216	10,445
Monro Muffler Brake, Inc.	2,601	100,893
		111,338
Auto-Heavy Duty Trucks — 0.3%
Oshkosh Corp.†	15,730	336,307
Auto-Truck Trailers — 0.7%
Wabash National Corp.†	109,200	856,128
Auto/Truck Parts & Equipment-Original — 1.3%
Dana Holding Corp.†	35,700	433,755
Spartan Motors, Inc.	2,835	13,637
Superior Industries International, Inc.	16,195	267,865
Titan International, Inc.	22,350	434,931
WABCO Holdings, Inc.†	6,990	303,366
		1,453,554
Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,643	32,942
Banks-Commercial — 6.7%
Bancorp, Inc.†	99,326	718,127
Bank of the Ozarks, Inc.	2,402	71,171
BBCN Bancorp, Inc.†	6,582	62,200
City Holding Co.	1,250	42,363
Columbia Banking System, Inc.	3,334	64,246
Community Bank System, Inc.	3,110	86,458
Cullen/Frost Bankers, Inc.	7,550	399,471
East West Bancorp, Inc.	52,074	1,028,461
First BanCorp†	1,732	6,045
First Commonwealth Financial Corp.	8,856	46,583
First Financial Bancorp	4,918	81,836
First Financial Bankshares, Inc.	2,655	88,757
First Midwest Bancorp, Inc.	6,288	63,697
First Republic Bank†	8,550	261,716
First Security Group, Inc.†	5,275	13,082
FirstMerit Corp.	26,140	395,498
FNB Corp.	10,732	121,379
Glacier Bancorp, Inc.	6,071	73,034
Hanmi Financial Corp.†	2,658	19,669
Home Bancshares, Inc.	1,885	48,840
IBERIABANK Corp.	10,640	524,552
Independent Bank Corp.	1,814	49,504
National Penn Bancshares, Inc.	10,375	87,565
NBT Bancorp, Inc.	2,794	61,831
Old National Bancorp	7,998	93,177
PacWest Bancorp	2,831	53,647
Pinnacle Financial Partners, Inc.†	2,896	46,770
PrivateBancorp, Inc.	5,031	55,240
S&T Bancorp, Inc.	2,373	46,392
Signature Bank†	14,700	881,853
Simmons First National Corp., Class A	1,458	39,643
Sterling Bancorp	2,610	22,550
Susquehanna Bancshares, Inc.	13,227	110,842
SVB Financial Group†	13,260	632,369
Texas Capital Bancshares, Inc.†	3,162	96,789
Tompkins Financial Corp.	4,839	186,350
Trustco Bank Corp.	7,877	44,190
UMB Financial Corp.	2,728	101,618
Umpqua Holdings Corp.	24,879	308,251
United Bankshares, Inc.	3,814	107,822
United Community Banks, Inc.†	1,602	11,198
Wilshire Bancorp, Inc.†	5,055	18,350

1

Wintrust Financial Corp.	18,573	520,973
		7,794,109
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	6,585	52,285
Batteries/Battery Systems — 0.1%
EnerSys†	4,027	104,581
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	710	77,078
Broadcast Services/Program — 0.0%
Digital Generation, Inc.†	2,323	27,690
Building & Construction Products-Misc. — 1.2%
Drew Industries, Inc.†	1,601	39,272
Gibraltar Industries, Inc.†	37,728	526,683
Louisiana-Pacific Corp.†	62,910	507,684
NCI Building Systems, Inc.†	1,680	18,262
Quanex Building Products Corp.	3,125	46,937
Simpson Manufacturing Co., Inc.	7,015	236,125
		1,374,963
Building & Construction-Misc. — 0.9%
Aegion Corp.†	3,292	50,499
Dycom Industries, Inc.†	44,915	939,622
		990,121
Building Products-Air & Heating — 0.1%
AAON, Inc.	1,581	32,395
Comfort Systems USA, Inc.	3,162	33,896
		66,291
Building Products-Cement — 0.1%
Eagle Materials, Inc.	3,790	97,252
Texas Industries, Inc.	2,354	72,456
		169,708
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,391	29,314
Griffon Corp.	3,893	35,543
		64,857
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	1,651	50,966
Building-Heavy Construction — 0.3%
Granite Construction, Inc.	2,680	63,570
Orion Marine Group, Inc.†	2,289	15,222
Tutor Perini Corp.†	26,260	324,048
		402,840
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	4,045	83,408
Building-Mobile Home/Manufactured Housing — 0.0%
Skyline Corp.	581	2,527
Winnebago Industries, Inc.†	2,460	18,155
		20,682
Building-Residential/Commercial — 0.4%
M/I Homes, Inc.†	1,582	15,187
Meritage Homes Corp.†	2,355	54,612
Ryland Group, Inc.	14,909	234,966
Standard Pacific Corp.†	8,529	27,122
Toll Brothers, Inc.†	8,280	169,078
		500,965
Casino Hotels — 0.0%
Boyd Gaming Corp.†	4,590	34,241
Monarch Casino & Resort, Inc.†	967	9,854
		44,095
Casino Services — 0.1%
Multimedia Games Holding Co., Inc.†	2,265	17,984
Shuffle Master, Inc.†	4,528	53,068
		71,052
Chemicals-Diversified — 0.5%
Rockwood Holdings, Inc.†	15,200	598,424
Chemicals-Other — 0.0%
American Vanguard Corp.	1,963	26,186
Chemicals-Plastics — 0.5%
A. Schulman, Inc.	12,481	264,347
PolyOne Corp.	24,072	278,032
		542,379
Chemicals-Specialty — 0.5%
Balchem Corp.	2,446	99,161
Ferro Corp.†	24,450	119,560
H.B. Fuller Co.	4,133	95,514
Hawkins, Inc.	754	27,792
Kraton Performance Polymers, Inc.†	2,709	54,993
OM Group, Inc.†	2,728	61,080
Quaker Chemical Corp.	1,087	42,273
Stepan Co.	699	56,032
Zep, Inc.	1,855	25,933
		582,338
Circuit Boards — 0.5%
Park Electrochemical Corp.	21,107	540,761
TTM Technologies, Inc.†	4,325	47,402
		588,163
Coffee — 0.1%
Peet’s Coffee & Tea, Inc.†	1,091	68,384
Commercial Services — 0.9%
Arbitron, Inc.	2,301	79,177
Healthcare Services Group, Inc.	5,635	99,683
Live Nation Entertainment, Inc.†	12,476	103,675
Medifast, Inc.†	1,161	15,929
Steiner Leisure, Ltd.†	11,820	536,510
TeleTech Holdings, Inc.†	2,134	34,571
TMS International Corp.†	18,810	185,843
		1,055,388
Commercial Services-Finance — 1.4%
Cardtronics, Inc.†	50,327	1,361,849
Heartland Payment Systems, Inc.	3,331	81,143
Wright Express Corp.†	3,264	177,170
		1,620,162
Communications Software — 0.2%
Digi International, Inc.†	25,295	282,292

2

Computer Aided Design — 0.6%
Aspen Technology, Inc.†	42,568	738,555
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	3,041	47,409
Computer Services — 1.2%
CACI International, Inc., Class A†	2,231	124,758
CIBER, Inc.†	6,101	23,550
iGate Corp.†	2,533	39,844
Insight Enterprises, Inc.†	3,704	56,634
j2 Global, Inc.	4,005	112,701
LivePerson, Inc.†	75,255	944,450
Manhattan Associates, Inc.†	1,747	70,719
SYKES Enterprises, Inc.†	3,349	52,445
Virtusa Corp.†	1,584	22,936
		1,448,037
Computer Software — 0.1%
Avid Technology, Inc.†	2,477	21,129
Blackbaud, Inc.	3,657	101,299
		122,428
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,280	10,176
Mercury Computer Systems, Inc.†	2,584	34,342
MTS Systems Corp.	1,324	53,953
NCI, Inc., Class A†	665	7,747
Netscout Systems, Inc.†	2,908	51,181
Radisys Corp.†	1,920	9,715
Stratasys, Inc.†	1,790	54,434
Super Micro Computer, Inc.†	2,324	36,440
		257,988
Computers-Periphery Equipment — 0.2%
Rimage Corp.	8,510	95,737
Synaptics, Inc.†	2,718	81,948
		177,685
Consulting Services — 0.2%
Forrester Research, Inc.†	1,244	42,222
MAXIMUS, Inc.	2,835	117,227
Navigant Consulting, Inc.†	4,413	50,352
		209,801
Consumer Products-Misc. — 1.4%
Blyth, Inc.	439	24,935
Central Garden and Pet Co., Class A†	34,405	286,250
Helen of Troy, Ltd.†	2,666	81,846
Jarden Corp.	36,450	1,089,126
Prestige Brands Holdings, Inc.†	4,257	47,977
WD-40 Co.	1,347	54,432
		1,584,566
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	1,366	21,255
Data Processing/Management — 0.2%
CommVault Systems, Inc.†	3,674	156,953
CSG Systems International, Inc.†	2,861	42,086
		199,039
Decision Support Software — 0.0%
Interactive Intelligence Group†	1,208	27,687
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	5,768	136,846
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	5,949	24,331
Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	3,481	65,582
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,712	33,742
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,027	46,215
Merit Medical Systems, Inc.†	3,538	47,338
		93,553
Distribution/Wholesale — 0.6%
Brightpoint, Inc.†	5,757	61,945
MWI Veterinary Supply, Inc.†	1,073	71,290
Pool Corp.	4,020	121,002
Scansource, Inc.†	2,295	82,620
School Specialty, Inc.†	1,363	3,408
United Stationers, Inc.	11,032	359,202
		699,467
Diversified Manufacturing Operations — 1.8%
A.O. Smith Corp.	3,282	131,674
Actuant Corp., Class A	5,818	132,010
AZZ, Inc.	1,061	48,212
Barnes Group, Inc.	3,974	95,813
Crane Co.	21,300	994,923
EnPro Industries, Inc.†	1,754	57,847
Federal Signal Corp.†	5,250	21,787
Koppers Holdings, Inc.	12,619	433,589
LSB Industries, Inc.†	1,562	43,783
Lydall, Inc.†	1,448	13,742
Standex International Corp.	1,068	36,494
Tredegar Corp.	1,973	43,840
		2,053,714
Diversified Minerals — 0.1%
AMCOL International Corp.	2,112	56,707
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,678	85,930
Viad Corp.	1,699	29,699
		115,629
E-Commerce/Products — 0.5%
Blue Nile, Inc.†	1,144	46,767
MercadoLibre, Inc.	5,500	437,470
Nutrisystem, Inc.	2,372	30,670
Stamps.com, Inc.†	1,064	27,802
		542,709
E-Commerce/Services — 1.4%
IAC/InterActive Corp.	36,800	1,567,680
United Online, Inc.	7,527	40,947
		1,608,627
E-Marketing/Info — 0.1%
comScore, Inc.†	2,788	59,106
Digital River, Inc.†	3,152	47,343
Liquidity Services, Inc.†	1,696	62,582
		169,031

3

E-Services/Consulting — 0.1%
Perficient, Inc.†	2,583	25,856
Websense, Inc.†	3,277	61,378
		87,234
Electric Products-Misc. — 0.2%
GrafTech International, Ltd.†	12,900	176,085
Littelfuse, Inc.	1,943	83,510
		259,595
Electric-Integrated — 1.7%
Allete, Inc.	2,734	114,773
Avista Corp.	4,914	126,536
Central Vermont Public Service Corp.	1,134	39,803
CH Energy Group, Inc.	1,257	73,384
Cleco Corp.	5,360	204,216
El Paso Electric Co.	3,398	117,707
MGE Energy, Inc.	6,650	311,021
NorthWestern Corp.	3,061	109,553
Portland General Electric Co.	12,260	310,055
UIL Holdings Corp.	4,258	150,605
Unisource Energy Corp.	10,647	393,087
		1,950,740
Electronic Components-Misc. — 1.2%
AVX Corp.	38,670	493,429
Bel Fuse, Inc., Class B	6,348	119,025
Benchmark Electronics, Inc.†	4,876	65,680
CTS Corp.	2,897	26,653
Daktronics, Inc.	3,109	29,753
Methode Electronics, Inc.	3,125	25,906
OSI Systems, Inc.†	1,658	80,877
Plexus Corp.†	2,922	80,004
Pulse Electronics Corp.	3,484	9,755
Rogers Corp.†	1,367	50,388
Zagg, Inc.†	56,446	399,073
		1,380,543
Electronic Components-Semiconductors — 2.1%
Ceva, Inc.†	1,986	60,096
Diodes, Inc.†	3,119	66,435
DSP Group, Inc.†	1,944	10,128
Entropic Communications, Inc.†	7,327	37,441
GT Advanced Technologies, Inc.†	10,739	77,750
Kopin Corp.†	5,727	22,221
Microsemi Corp.†	7,331	122,794
Monolithic Power Systems, Inc.†	2,503	37,720
ON Semiconductor Corp.†	149,190	1,151,747
Rubicon Technology, Inc.†	1,467	13,775
Skyworks Solutions, Inc.†	48,000	778,560
Supertex, Inc.†	1,018	19,220
Volterra Semiconductor Corp.†	2,075	53,141
		2,451,028
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,032	59,154
Badger Meter, Inc.	1,276	37,553
ESCO Technologies, Inc.	2,252	64,813
FARO Technologies, Inc.†	1,404	64,584
Measurement Specialties, Inc.†	1,268	35,453
		261,557
Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	754	51,355
Energy-Alternate Sources — 0.0%
Headwaters, Inc.†	5,144	11,420
Engineering/R&D Services — 0.6%
EMCOR Group, Inc.	22,424	601,187
Exponent, Inc.†	1,118	51,395
		652,582
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,226	65,461
Enterprise Software/Service — 1.4%
Ariba, Inc.†	14,665	411,793
JDA Software Group, Inc.†	3,592	116,345
MicroStrategy, Inc., Class A†	681	73,766
Omnicell, Inc.†	2,804	46,322
Opnet Technologies, Inc.	1,254	45,984
RightNow Technologies, Inc.†	2,161	92,340
SYNNEX Corp.†	2,171	66,129
Taleo Corp., Class A†	18,603	719,750
Tyler Technologies, Inc.†	2,057	61,936
		1,634,365
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	7,315	99,118
THQ, Inc.†	5,772	4,387
		103,505
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	5,279	113,974
Finance-Consumer Loans — 0.2%
Encore Capital Group, Inc.†	1,841	39,140
Portfolio Recovery Associates, Inc.†	1,445	97,566
World Acceptance Corp.†	1,230	90,405
		227,111
Finance-Investment Banker/Broker — 1.1%
Greenhill & Co., Inc.	4,800	174,576
Interactive Brokers Group, Inc., Class A	3,270	48,854
Investment Technology Group, Inc.†	3,377	36,505
Piper Jaffray Cos.†	1,313	26,523
Raymond James Financial, Inc.	13,360	413,626
Stifel Financial Corp.†	18,029	577,829
SWS Group, Inc.	2,477	17,017
		1,294,930
Finance-Other Services — 0.0%
Higher One Holdings, Inc.†	2,623	48,368
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	1,607	53,770
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	773	19,959
TreeHouse Foods, Inc.†	3,031	198,167
		218,126
Food-Misc. — 0.4%
B&G Foods, Inc.	4,027	96,930
Cal-Maine Foods, Inc.	1,209	44,213
Diamond Foods, Inc.	1,862	60,087
Hain Celestial Group, Inc.†	3,719	136,338
J&J Snack Foods Corp.	1,218	64,895

4

Snyders-Lance, Inc.	3,948	88,830
		491,293
Food-Retail — 0.5%
Fresh Market, Inc.†	7,100	283,290
Weis Markets, Inc.	6,810	271,991
		555,281
Food-Wholesale/Distribution — 0.2%
Calavo Growers, Inc.	1,060	27,221
Nash Finch Co.	1,025	30,012
Spartan Stores, Inc.	1,930	35,705
United Natural Foods, Inc.†	4,115	164,641
		257,579
Footwear & Related Apparel — 1.0%
Crocs, Inc.†	7,619	112,533
Iconix Brand Group, Inc.†	6,217	101,275
Skechers U.S.A., Inc., Class A†	3,116	37,766
Steven Madden, Ltd.†	22,920	790,740
Wolverine World Wide, Inc.	4,077	145,304
		1,187,618
Forestry — 0.0%
Deltic Timber Corp.	914	55,197
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	5,276	117,760
Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	5,245	53,289
Garden Products — 0.1%
Toro Co.	2,588	156,988
Gas-Distribution — 1.4%
Laclede Group, Inc.	5,282	213,762
New Jersey Resources Corp.	8,174	402,161
Northwest Natural Gas Co.	7,839	375,723
Piedmont Natural Gas Co., Inc.	6,092	207,006
South Jersey Industries, Inc.	2,544	144,525
Southwest Gas Corp.	3,876	164,691
WGL Holdings, Inc.	3,030	133,987
		1,641,855
Golf — 0.1%
Callaway Golf Co.	27,530	152,241
Hazardous Waste Disposal — 0.1%
EnergySolutions, Inc.†	37,177	114,877
Health Care Cost Containment — 0.0%
Corvel Corp.†	540	27,923
Home Furnishings — 0.7%
Ethan Allen Interiors, Inc.	2,192	51,973
La-Z-Boy, Inc.†	4,377	52,086
Select Comfort Corp.†	4,742	102,854
Tempur-Pedic International, Inc.†	10,900	572,577
		779,490
Hotel/Motels — 0.0%
Marcus Corp.	1,678	21,160
Human Resources — 0.8%
AMN Healthcare Services, Inc.†	3,415	15,129
CDI Corp.	1,295	17,884
Cross Country Healthcare, Inc.†	22,757	126,301
Heidrick & Struggles International, Inc.	1,507	32,461
Hudson Highland Group, Inc.†	26,840	128,564
Insperity, Inc.	1,895	48,038
Kelly Services, Inc., Class A	2,393	32,736
Korn/Ferry International†	6,500	110,890
On Assignment, Inc.†	3,112	34,792
Resources Connection, Inc.	3,727	39,469
TrueBlue, Inc.†	27,064	375,648
		961,912
Identification Systems — 0.2%
Brady Corp., Class A	4,423	139,634
Checkpoint Systems, Inc.†	3,390	37,087
		176,721
Industrial Automated/Robotic — 0.2%
Cognex Corp.	3,552	127,126
Gerber Scientific, Inc.†(1)(2)	2,880	0
Intermec, Inc.†	4,326	29,676
iRobot Corp.†	2,282	68,118
		224,920
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	2,453	83,917
Instruments-Scientific — 0.1%
FEI Co.†	3,171	129,313
Insurance Brokers — 0.0%
eHealth, Inc.†	1,692	24,872
Insurance-Life/Health — 0.2%
Delphi Financial Group, Inc., Class A	4,609	204,179
Presidential Life Corp.	1,797	17,952
		222,131
Insurance-Multi-line — 0.8%
Assurant, Inc.	21,600	886,896
Horace Mann Educators Corp.	3,371	46,216
United Fire & Casualty Co.	1,744	35,194
		968,306
Insurance-Property/Casualty — 1.8%
AMERISAFE, Inc.†	1,525	35,456
Arch Capital Group, Ltd.†	13,830	514,891
EMC Insurance Group, Inc.	9,950	204,672
Employers Holdings, Inc.	2,944	53,257
Infinity Property & Casualty Corp.	999	56,683
Meadowbrook Insurance Group, Inc.	65,279	697,180
Navigators Group, Inc.†	929	44,295
ProAssurance Corp.	2,578	205,776
RLI Corp.	1,406	102,441
Safety Insurance Group, Inc.	1,282	51,895
Selective Insurance Group, Inc.	4,577	81,150
Stewart Information Services Corp.	1,629	18,815
Tower Group, Inc.	3,366	67,892
		2,134,403
Internet Application Software — 0.1%
DealerTrack Holdings, Inc.†	3,502	95,465

5

eResearchTechnology, Inc.†	3,699	17,348
		112,813
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,538	10,520
Internet Content-Information/News — 0.0%
XO Group, Inc.†	2,419	20,175
Internet Security — 0.1%
Blue Coat Systems, Inc.†	3,613	91,951
Sourcefire, Inc.†	2,423	78,457
		170,408
Investment Companies — 0.1%
Prospect Capital Corp.	9,244	85,877
Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.†	16,276	1,561,682
Artio Global Investors, Inc.	36,846	179,809
Calamos Asset Management, Inc., Class A	1,699	21,255
Cohen & Steers, Inc.	6,100	176,290
Financial Engines, Inc.†	3,303	73,756
National Financial Partners Corp.†	3,493	47,225
Waddell & Reed Financial, Inc., Class A	9,790	242,498
		2,302,515
Lasers-System/Components — 0.3%
Cymer, Inc.†	2,580	128,381
Electro Scientific Industries, Inc.†	2,043	29,583
II-VI, Inc.†	4,606	84,566
Newport Corp.†	3,173	43,184
Rofin-Sinar Technologies, Inc.†	2,406	54,977
		340,691
Leisure Products — 0.1%
Brunswick Corp.	7,521	135,829
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	1,588	46,227
Unifirst Corp.	1,292	73,308
		119,535
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	1,685	54,274
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	1,588	69,173
Machinery-Farming — 0.1%
Lindsay Corp.	1,070	58,732
Machinery-General Industrial — 1.7%
Albany International Corp., Class A	12,636	292,144
Altra Holdings, Inc.†	29,220	550,213
Applied Industrial Technologies, Inc.	3,544	124,642
Chart Industries, Inc.†	13,100	708,317
Intevac, Inc.†	1,948	14,415
Robbins & Myers, Inc.	3,875	188,131
Tennant Co.	1,588	61,726
		1,939,588
Machinery-Material Handling — 0.0%
Cascade Corp.	729	34,387
Medical Information Systems — 0.4%
Computer Programs & Systems, Inc.	934	47,737
MedQuist Holdings, Inc.†	26,490	254,834
Quality Systems, Inc.	3,328	123,102
		425,673
Medical Instruments — 0.8%
Abaxis, Inc.†	1,830	50,636
CONMED Corp.†	2,357	60,504
CryoLife, Inc.†	2,375	11,400
Integra LifeSciences Holdings Corp.†	1,675	51,640
Kensey Nash Corp.†	657	12,608
Natus Medical, Inc.†	2,481	23,396
NuVasive, Inc.†	3,566	44,896
SurModics, Inc.†	1,228	18,003
Symmetry Medical, Inc.†	3,066	24,497
Volcano Corp.†	25,490	606,407
		903,987
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,100	34,167
Medical Laser Systems — 0.0%
Palomar Medical Technologies, Inc.†	1,647	15,317
Medical Products — 1.1%
Cantel Medical Corp.	1,107	30,918
Cyberonics, Inc.†	2,098	70,283
Greatbatch, Inc.†	1,977	43,692
Haemonetics Corp.†	2,109	129,113
Hanger Orthopedic Group, Inc.†	2,808	52,481
Invacare Corp.	2,688	41,100
PSS World Medical, Inc.†	4,450	107,645
Sirona Dental Systems, Inc.†	11,900	524,076
West Pharmaceutical Services, Inc.	2,846	108,006
Zoll Medical Corp.†	1,870	118,147
		1,225,461
Medical-Biomedical/Gene — 0.3%
Arqule, Inc.†	4,539	25,600
Cambrex Corp.†	2,489	17,871
Cubist Pharmaceuticals, Inc.†	5,197	205,905
Emergent Biosolutions, Inc.†	2,094	35,263
Enzo Biochem, Inc.†	2,846	6,375
Medicines Co.†	4,481	83,526
		374,540
Medical-Drugs — 1.4%
Auxilium Pharmaceuticals, Inc.†	39,600	789,228
Hi-Tech Pharmacal Co., Inc.†	862	33,523
PharMerica Corp.†	2,481	37,662
Salix Pharmaceuticals, Ltd.†	4,992	238,867
Savient Pharmaceuticals, Inc.†	5,926	13,215
Viropharma, Inc.†	19,755	541,089
		1,653,584
Medical-Generic Drugs — 0.1%
Par Pharmaceutical Cos., Inc.†	3,032	99,237
Medical-HMO — 1.0%
Centene Corp.†	17,934	710,007
Healthspring, Inc.†	5,665	308,969
Magellan Health Services, Inc.†	2,359	116,700

6

Molina Healthcare, Inc.†	2,392	53,413
		1,189,089
Medical-Hospitals — 1.1%
LifePoint Hospitals, Inc.†	13,180	489,637
Select Medical Holdings Corp.†	17,390	147,467
Universal Health Services, Inc., Class B	15,700	610,102
		1,247,206
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	1,388	34,006
Kindred Healthcare, Inc.†	4,400	51,788
		85,794
Medical-Outpatient/Home Medical — 0.2%
Air Methods Corp.†	955	80,650
Almost Family, Inc.†	696	11,540
Amedisys, Inc.†	2,485	27,111
Amsurg Corp.†	2,646	68,902
Gentiva Health Services, Inc.†	2,599	17,543
LHC Group, Inc.†	1,334	17,115
		222,861
Metal Processors & Fabrication — 1.3%
CIRCOR International, Inc.	1,457	51,447
Haynes International, Inc.	7,786	425,116
Kaydon Corp.	12,231	373,045
Mueller Industries, Inc.	3,227	123,981
RBC Bearings, Inc.†	12,103	504,695
RTI International Metals, Inc.†	2,548	59,139
		1,537,423
Metal Products-Distribution — 0.1%
A.M. Castle & Co.†	1,401	13,254
Lawson Products, Inc.	318	4,907
Olympic Steel, Inc.	4,523	105,476
		123,637
Metal-Aluminum — 0.1%
Century Aluminum Co.†	4,614	39,265
Kaiser Aluminum Corp.	1,336	61,296
		100,561
Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	6,260	326,584
John Bean Technologies Corp.	2,419	37,180
Movado Group, Inc.	1,471	26,728
		390,492
Multimedia — 0.0%
EW Scripps Co., Class A†	2,633	21,090
Networking Products — 1.7%
Acme Packet, Inc.†	20,900	646,019
Anixter International, Inc.†	2,337	139,379
Black Box Corp.	9,002	252,416
LogMeIn, Inc.†	1,785	68,812
Netgear, Inc.†	24,194	812,192
		1,918,818
Non-Ferrous Metals — 0.2%
Horsehead Holding Corp.†	15,940	143,619
Materion Corp.†	1,714	41,616
		185,235
Non-Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.	10,492	347,705
Office Furnishings-Original — 0.0%
Interface, Inc., Class A	4,864	56,131
Office Supplies & Forms — 0.0%
Standard Register Co.	1,031	2,402
Oil Companies-Exploration & Production — 2.2%
Approach Resources, Inc.†	2,245	66,025
Bill Barrett Corp.†	13,180	449,043
Carrizo Oil & Gas, Inc.†	14,060	370,481
Contango Oil & Gas Co.†	1,076	62,602
GeoResources, Inc.†	1,684	49,358
Gulfport Energy Corp.†	3,761	110,761
Penn Virginia Corp.	3,858	20,409
Petroleum Development Corp.†	1,993	69,974
Petroquest Energy, Inc.†	21,850	144,210
Rex Energy Corp.†	13,131	193,814
Stone Energy Corp.†	4,135	109,081
Swift Energy Co.†	3,586	106,576
Triangle Petroleum Corp.†	135,481	808,822
		2,561,156
Oil Field Machinery & Equipment — 0.6%
Gulf Island Fabrication, Inc.	9,472	276,677
Lufkin Industries, Inc.	2,572	173,121
Natural Gas Services Group, Inc.†	14,180	205,043
		654,841
Oil-Field Services — 2.3%
Basic Energy Services, Inc.†	2,475	48,758
C&J Energy Services, Inc.†	37,100	776,503
Cal Dive International, Inc.†	67,790	152,528
Hornbeck Offshore Services, Inc.†	2,864	88,841
Matrix Service Co.†	42,414	400,388
Pioneer Drilling Co.†	5,203	50,365
SEACOR Holdings, Inc.†	1,833	163,064
Superior Energy Services, Inc.†	27,600	784,944
Tetra Technologies, Inc.†	25,063	234,088
		2,699,479
Paper & Related Products — 0.3%
Buckeye Technologies, Inc.	3,321	111,054
Clearwater Paper Corp.†	1,920	68,371
KapStone Paper and Packaging Corp.†	3,290	51,785
Neenah Paper, Inc.	1,269	28,324
Schweitzer-Mauduit International, Inc.	1,365	90,718
Wausau Paper Corp.	4,151	34,287
		384,539
Patient Monitoring Equipment — 0.9%
Insulet Corp.†	55,133	1,038,154
Physicians Practice Management — 0.1%
Healthways, Inc.†	2,810	19,277
IPC The Hospitalist Co., Inc.†	1,388	63,459
		82,736

7

Poultry — 0.1%
Sanderson Farms, Inc.	1,589	79,657
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	3,746	40,194
Powell Industries, Inc.†	753	23,554
Vicor Corp.	1,659	13,206
		76,954
Printing-Commercial — 0.0%
Consolidated Graphics, Inc.†	754	36,403
Private Corrections — 0.1%
Geo Group, Inc.†	5,285	88,524
Protection/Safety — 0.0%
Landauer, Inc.	795	40,943
Publishing-Newspapers — 0.0%
Dolan Co.†	2,547	21,700
Real Estate Investment Trusts — 5.7%
Acadia Realty Trust	3,595	72,403
BioMed Realty Trust, Inc.	40,635	734,681
Campus Crest Communities, Inc.	32,760	329,566
Cedar Realty Trust, Inc.	4,708	20,292
Cogdell Spencer, Inc.	32,700	138,975
Colonial Properties Trust	7,377	153,884
Corporate Office Properties Trust	5,680	120,757
Cousins Properties, Inc.	38,208	244,913
DiamondRock Hospitality Co.	14,139	136,300
EastGroup Properties, Inc.	9,046	393,320
Entertainment Properties Trust	3,944	172,392
Extra Space Storage, Inc.	7,966	193,016
Franklin Street Properties Corp.	6,091	60,605
Getty Realty Corp.	2,283	31,848
Healthcare Realty Trust, Inc.	6,571	122,155
Hersha Hospitality Trust	42,330	206,570
Inland Real Estate Corp.	6,532	49,709
Kilroy Realty Corp.	4,935	187,875
Kite Realty Group Trust	5,370	24,219
LaSalle Hotel Properties	21,983	532,208
Lexington Realty Trust	11,334	84,892
LTC Properties, Inc.	2,561	79,032
Medical Properties Trust, Inc.	9,340	92,186
Mid-America Apartment Communities, Inc.	10,263	641,951
Parkway Properties, Inc.	1,857	18,310
Pebblebrook Hotel Trust	38,780	743,800
Pennsylvania Real Estate Investment Trust	4,699	49,058
Post Properties, Inc.	4,379	191,450
PS Business Parks, Inc.	1,568	86,914
Saul Centers, Inc.	3,363	119,117
Senior Housing Properties Trust	4,090	91,780
Sovran Self Storage, Inc.	2,351	100,317
Tanger Factory Outlet Centers	7,318	214,564
Universal Health Realty Income Trust	1,069	41,691
Urstadt Biddle Properties, Inc., Class A	1,948	35,220
Washington Real Estate Investment Trust	2,850	77,948
		6,593,918
Real Estate Management/Services — 1.1%
CBRE Group, Inc.†	20,300	308,966
HFF, Inc., Class A†	50,500	521,665
Jones Lang LaSalle, Inc.	7,520	460,675
		1,291,306
Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	2,983	45,133
Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	1,035	23,339
Rental Auto/Equipment — 0.7%
United Rentals, Inc.†	27,100	800,805
Research & Development — 0.1%
PAREXEL International Corp.†	4,994	103,576
Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	2,276	39,056
Retail-Apparel/Shoe — 2.8%
ANN, Inc.†	33,000	817,740
Brown Shoe Co., Inc.	3,543	31,533
Buckle, Inc.	2,281	93,225
Cato Corp., Class A	14,496	350,803
Children’s Place Retail Stores, Inc.†	17,770	943,942
Christopher & Banks Corp.	3,032	7,095
Finish Line, Inc., Class A	26,137	504,052
Genesco, Inc.†	2,041	126,011
HOT Topic, Inc.	3,566	23,571
Jos. A. Bank Clothiers, Inc.†	2,349	114,537
Liz Claiborne, Inc.†	7,985	68,911
Men’s Wearhouse, Inc.	4,321	140,044
Rue21, Inc.†	1,322	28,555
Stein Mart, Inc.†	2,285	15,561
		3,265,580
Retail-Auto Parts — 0.0%
PEP Boys-Manny Moe & Jack	4,450	48,950
Retail-Automobile — 0.2%
Group 1 Automotive, Inc.	1,919	99,404
Lithia Motors, Inc., Class A	1,816	39,698
Sonic Automotive, Inc., Class A	2,935	43,467
		182,569
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	2,343	41,377
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	7,494	8,843
Retail-Convenience Store — 0.7%
Casey’s General Stores, Inc.	3,212	165,450
Pantry, Inc.†	54,152	648,200
		813,650
Retail-Discount — 0.1%
Fred’s, Inc., Class A	3,254	47,444
Tuesday Morning Corp.†	3,585	12,368
		59,812
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,612	17,700
Kirkland’s, Inc.†	1,370	18,221
		35,921

8

Retail-Jewelry — 0.0%
Zale Corp.†	2,199	8,378
Retail-Leisure Products — 0.2%
MarineMax, Inc.†	27,505	179,333
Retail-Office Supplies — 0.0%
OfficeMax, Inc.†	7,270	33,006
Retail-Pawn Shops — 0.3%
Cash America International, Inc.	2,472	115,269
EZCORP, Inc., Class A†	3,698	97,516
First Cash Financial Services, Inc.†	2,539	89,094
		301,879
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	1,717	17,822
Retail-Regional Department Stores — 0.0%
Stage Stores, Inc.	2,567	35,656
Retail-Restaurants — 1.0%
Biglari Holdings, Inc.†	121	44,557
BJ’s Restaurants, Inc.†	2,035	92,226
Buffalo Wild Wings, Inc.†	1,549	104,573
CEC Entertainment, Inc.	1,592	54,844
Cracker Barrel Old Country Store, Inc.	1,937	97,644
DineEquity, Inc.†	1,310	55,295
Jack in the Box, Inc.†	3,712	77,581
O’Charley’s, Inc.†	1,576	8,652
Papa John’s International, Inc.†	1,564	58,931
PF Chang’s China Bistro, Inc.	11,980	370,302
Red Robin Gourmet Burgers, Inc.†	941	26,066
Ruby Tuesday, Inc.†	5,280	36,432
Ruth’s Hospitality Group, Inc.†	2,976	14,791
Sonic Corp.†	5,234	35,225
Texas Roadhouse, Inc.	5,014	74,709
		1,151,828
Retail-Sporting Goods — 0.2%
Big 5 Sporting Goods Corp.	1,831	19,116
Cabela’s, Inc.†	3,642	92,579
Hibbett Sports, Inc.†	2,234	100,932
Zumiez, Inc.†	1,839	51,051
		263,678
Retail-Video Rentals — 0.1%
Coinstar, Inc.†	2,598	118,573
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	15,060	210,991
Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	16,867	208,139
Savings & Loans/Thrifts — 0.8%
Bank Mutual Corp.	3,902	12,408
BankUnited, Inc.	8,670	190,653
Brookline Bancorp, Inc.	4,998	42,183
Dime Community Bancshares, Inc.	2,365	29,799
Northwest Bancshares, Inc.	8,230	102,381
Oritani Financial Corp.	3,867	49,382
People’s United Financial, Inc.	18,590	238,882
Provident Financial Services, Inc.	4,542	60,818
Westfield Financial, Inc.	19,820	145,875
		872,381
Schools — 0.2%
American Public Education, Inc.†	1,506	65,180
Capella Education Co.†	1,220	43,981
Career Education Corp.†	5,059	40,320
Corinthian Colleges, Inc.†	7,162	15,542
Lincoln Educational Services Corp.	1,910	15,089
Universal Technical Institute, Inc.†	1,813	23,170
		203,282
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	10,743	65,855
OYO Geospace Corp.†	391	30,236
		96,091
Semiconductor Components-Integrated Circuits — 1.0%
Cirrus Logic, Inc.†	5,397	85,543
Cypress Semiconductor Corp.†	22,300	376,647
Exar Corp.†	45,473	295,575
Hittite Microwave Corp.†	2,355	116,290
Micrel, Inc.	4,204	42,502
Pericom Semiconductor Corp.†	2,053	15,623
Power Integrations, Inc.	2,368	78,523
Sigma Designs, Inc.†	2,713	16,278
Standard Microsystems Corp.†	1,925	49,607
TriQuint Semiconductor, Inc.†	14,032	68,336
		1,144,924
Semiconductor Equipment — 1.2%
ATMI, Inc.†	2,674	53,560
Brooks Automation, Inc.	5,460	56,074
Cabot Microelectronics Corp.†	1,905	90,011
Cohu, Inc.	2,040	23,154
Kulicke & Soffa Industries, Inc.†	6,137	56,767
MKS Instruments, Inc.	4,427	123,159
Nanometrics, Inc.†	1,441	26,543
Rudolph Technologies, Inc.†	2,690	24,909
Teradyne, Inc.†	55,860	761,372
Tessera Technologies, Inc.†	4,350	72,863
Ultratech, Inc.†	2,170	53,317
Veeco Instruments, Inc.†	3,268	67,975
		1,409,704
Steel-Producers — 1.2%
AK Steel Holding Corp.	9,309	76,892
Carpenter Technology Corp.	25,025	1,288,287
		1,365,179
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	2,962	51,687
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	9,793	49,357
Oplink Communications, Inc.†	1,616	26,615
		75,972
Telecom Services — 0.1%
Cbeyond, Inc.†	2,562	20,522
Lumos Networks Corp.	1,247	19,129
Neutral Tandem, Inc.†	2,654	28,371
NTELOS Holdings Corp.	1,263	25,740
USA Mobility, Inc.	1,866	25,881
		119,643

9

Telecommunication Equipment — 0.9%
Arris Group, Inc.†	9,951	107,670
Comtech Telecommunications Corp.	1,718	49,169
Plantronics, Inc.	22,930	817,225
Symmetricom, Inc.†	3,591	19,356
Tekelec†	5,203	56,869
		1,050,289
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	780	30,459
Cincinnati Bell, Inc.†	16,527	50,077
General Communication, Inc., Class A†	2,943	28,812
		109,348
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,024	14,561
Therapeutics — 1.1%
BioMarin Pharmaceutical, Inc.†	10,000	343,800
Questcor Pharmaceuticals, Inc.†	23,395	972,764
		1,316,564
Tobacco — 0.0%
Alliance One International, Inc.†	7,375	20,060
Tools-Hand Held — 0.4%
Snap-on, Inc.	10,090	510,756
Toys — 0.0%
Jakks Pacific, Inc.	2,193	30,943
Transactional Software — 0.6%
Bottomline Technologies, Inc.†	3,041	70,460
Synchronoss Technologies, Inc.†	2,255	68,123
VeriFone Systems, Inc.†	17,117	607,996
		746,579
Transport-Marine — 0.8%
Diana Shipping, Inc.†	19,690	147,281
Kirby Corp.†	6,650	437,836
Overseas Shipholding Group, Inc.	2,212	24,177
Tidewater, Inc.	5,340	263,262
		872,556
Transport-Rail — 0.5%
Genesee & Wyoming, Inc., Class A†	10,220	619,128
Transport-Services — 0.2%
Bristow Group, Inc.	3,053	144,682
Hub Group, Inc., Class A†	3,167	102,706
		247,388
Transport-Truck — 1.6%
Arkansas Best Corp.	2,146	41,353
Forward Air Corp.	2,410	77,240
Heartland Express, Inc.	4,861	69,464
J.B. Hunt Transport Services, Inc.	12,680	571,488
Knight Transportation, Inc.	4,958	77,543
Landstar System, Inc.	5,720	274,102
Old Dominion Freight Line, Inc.†	19,056	772,340
		1,883,530
Travel Services — 0.0%
Interval Leisure Group, Inc.†	3,357	45,689
Ultra Sound Imaging Systems — 0.1%
SonoSite, Inc.†	1,177	63,393
Veterinary Diagnostics — 0.1%
Neogen Corp.†	1,973	60,453
Vitamins & Nutrition Products — 0.1%
Vitamin Shoppe, Inc.†	2,465	98,304
Water — 0.0%
American States Water Co.	1,581	55,177
Web Portals/ISP — 0.0%
InfoSpace, Inc.†	3,328	36,575
Wire & Cable Products — 0.2%
Belden, Inc.	3,933	130,890
Encore Wire Corp.	1,621	41,984
		172,874
Wireless Equipment — 1.3%
Aruba Networks, Inc.†	19,800	366,696
InterDigital, Inc.	2,810	122,431
Novatel Wireless, Inc.†	2,706	8,470
SBA Communications Corp., Class A†	18,900	811,944
Viasat, Inc.†	3,565	164,418
		1,473,959
Total Common Stock (cost $100,421,225)		113,365,971
EXCHANGE-TRADED FUNDS — 1.0%
Exchange-Traded Funds — 1.0%
iShares Nasdaq Biotechnology Index Fund	3,070	320,355
iShares Russell 2000 Value Index Fund	4,160	273,062
iShares S&P SmallCap 600 Index Fund	7,900	539,412
Total EXCHANGE-TRADED FUNDS (cost $1,012,266)		1,132,829
Total Long-Term Investment Securities (cost $101,433,491)		114,498,800
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.01% due 03/15/12(3) (cost $79,998)	$80,000	79,997
REPURCHASE AGREEMENTS — 1.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $505,001 and collateralized by $505,000 of United States Treasury Bonds 1.75% due 10/31/18 and having an approximate value of $520,150.	505,000	505,000
State Street Bank & Trust Co. Joint Repurchase Agreement (4)	1,731,000	1,731,000

10

Total Repurchase Agreements (cost $2,236,000)		2,236,000
TOTAL INVESTMENTS (cost $103,749,489)(5)	100.4%	116,814,797
Liabilities in excess of other assets	(0.4)	(469,612)
NET ASSETS	100.0%	$116,345,185

†	Non-income producing security
(1)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs, see Note 1.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2011	(Depreciation)
7	Long	Russell 2000 Mini Index	March 2012	$520,288	$517,160	$(3,128)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks-Commercial	$7,794,109	$—	$—	$7,794,109
Real Estate Investment Trusts	6,593,918	—	—	6,593,918
Other Industries*	98,977,944	—	0	98,977,944
Exchange Traded Funds	1,132,829	—	—	1,132,829
Short-Term Investment Securities:
U.S. Government Treasuries	—	79,997	—	79,997
Repurchase Agreements	—	2,236,000	—	2,236,000
Total	$114,498,800	$2,315,997	$0	$116,814,797
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	3,128	—	—	3,128
Total	$3,128	$—	$—	$3,128

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

	Common Stock	Preferred Stock
Balance as of 3/31/2011	$0	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	(3,479)	(274)
Change in unrealized appreciation (1)	3,479	274
Change in unrealized depreciation (1)	—	—
Net purchases	0	—
Net sales	(0)	—
Transfers into Level 3 (2)	—	—
Transfers out of Level 3 (2)	—	—
Balance as of 12/31/2011	$0	$—

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Common Stock	Preferred Stock
$—	$—

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

11

SEASONS SERIES TRUST

INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2011

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.2%
Argentina — 0.4%
YPF SA ADR	27,600	$957,168
Australia — 4.3%
AGL Energy, Ltd.	4,633	67,905
Alumina, Ltd.	25,527	29,112
Amcor, Ltd.	11,480	84,658
AMP, Ltd.	26,511	110,360
Asciano, Ltd.	9,664	44,480
ASX, Ltd.	1,866	58,363
Australia & New Zealand Banking Group, Ltd.	23,384	491,019
Bendigo and Adelaide Bank, Ltd.	4,404	36,170
BGP Holdings PLC†(2)(4)	98,723	0
BHP Billiton, Ltd.	28,822	1,014,672
Boral, Ltd.	8,355	30,764
Brambles, Ltd.	13,806	101,105
Campbell Brothers, Ltd.	700	35,075
Coca-Cola Amatil, Ltd.	97,366	1,146,234
Cochlear, Ltd.	608	38,555
Commonwealth Bank of Australia	13,843	696,887
Computershare, Ltd.	4,956	40,603
Crown, Ltd.	4,756	39,353
CSL, Ltd.	4,810	157,429
Dexus Property Group	50,739	43,074
Echo Entertainment Group, Ltd.†	7,895	28,989
Fortescue Metals Group, Ltd.	11,891	51,932
Goodman Group	67,143	39,144
GPT Group	241,377	757,923
Iluka Resources, Ltd.	4,005	63,493
Incitec Pivot, Ltd.	16,063	51,095
Insurance Australia Group, Ltd.	21,286	64,879
James Hardie Industries SE CDI	5,113	35,666
Leighton Holdings, Ltd.	66,315	1,291,426
Lend Lease Group	6,114	44,774
Lynas Corp., Ltd.†	15,922	17,018
MacArthur Coal, Ltd.	1,759	29,235
Macquarie Group, Ltd.	3,341	81,295
Metcash, Ltd.	8,809	36,400
Mirvac Group	34,958	42,191
National Australia Bank, Ltd.	19,602	468,343
Newcrest Mining, Ltd.	6,820	206,475
Orica, Ltd.	3,501	86,799
Origin Energy, Ltd.	9,869	134,654
OZ Minerals, Ltd.	3,311	33,899
QBE Insurance Group, Ltd.	10,192	134,996
QR National, Ltd.	16,801	58,769
Rio Tinto, Ltd.	3,886	239,668
Santos, Ltd.	8,638	108,140
Seven West Media, Ltd.	81,425	269,832
Sims Metal Management, Ltd.	2,047	26,485
Sonic Healthcare, Ltd.	93,112	1,074,251
Stockland	23,225	75,777
Suncorp Group, Ltd.	12,257	105,056
Tatts Group, Ltd.	16,169	40,352
Telstra Corp., Ltd.	39,105	133,189
Toll Holdings, Ltd.	7,797	33,654
Transurban Group	12,914	74,231
Wesfarmers, Ltd.	8,935	269,592
Westfield Group	19,965	159,482
Westfield Retail Trust	29,402	74,880
Westpac Banking Corp.	27,032	552,967
Woodside Petroleum, Ltd.	5,596	175,256
Woolworths, Ltd.	10,733	275,541
WorleyParsons, Ltd.	1,861	48,861
		11,762,427
Austria — 0.1%
Erste Group Bank AG	1,856	32,633
Immoeast AG	266,985	0
Immofinanz AG†	11,917	35,783
OMV AG	1,676	50,845
Telekom Austria AG	4,197	50,181
Voestalpine AG	1,425	39,966
		209,408
Belgium — 1.0%
Ageas	23,563	36,596
Anheuser-Busch InBev NV	37,023	2,266,715
Belgacom SA	1,723	54,055
Colruyt SA	890	33,693
Delhaize Group SA	980	55,053
Groupe Bruxelles Lambert SA	878	58,533
Solvay SA	551	45,398
UCB SA	1,032	43,423
Umicore SA	1,113	45,909
		2,639,375
Bermuda — 1.5%
Cheung Kong Infrastructure Holdings, Ltd.	5,000	29,131
China Gas Holdings, Ltd.	1,686,000	774,988
China Yurun Food Group, Ltd.	479,000	629,078
First Pacific Co.	29,000	30,245
Huabao International Holdings, Ltd.	1,153,285	591,002
Kerry Properties, Ltd.	9,000	29,781
Li & Fung, Ltd.	980,780	1,813,406
Noble Group, Ltd.	38,454	33,502
NWS Holdings, Ltd.	20,000	29,460
Seadrill, Ltd.	3,126	104,534
Shangri-La Asia, Ltd.	16,000	27,605
Yue Yuen Industrial Holdings, Ltd.	9,500	30,029
		4,122,761
Brazil — 1.9%
Banco do Brasil SA	134,800	1,712,779
OGX Petroleo e Gas Participacoes SA	258,500	1,887,559
PDG Realty SA Empreendimentos e Participacoes	277,422	877,518
Sul America SA	86,800	702,683
		5,180,539
Canada — 2.4%
Canadian National Railway Co.	12,601	991,382
Canadian Natural Resources, Ltd.	35,353	1,323,894
Encana Corp.	85,795	1,590,839
Potash Corp. of Saskatchewan, Inc.	23,487	970,834
Yamana Gold, Inc.	111,755	1,641,681
		6,518,630
Cayman Islands — 1.5%
ASM Pacific Technology, Ltd.	2,400	26,931
Ctrip.com International, Ltd. ADR	69,075	1,616,355
Minth Group, Ltd.	640,000	599,902

1

Renhe Commercial Holdings Co., Ltd.	3,674,000	421,016
Sands China, Ltd.†	22,600	63,872
Wynn Macau, Ltd.	16,000	40,131
Youku, Inc. ADR†	84,623	1,326,042
		4,094,249
China — 0.6%
China Merchants Bank Co., Ltd.	763,500	1,543,397
Denmark — 0.8%
AP Moller - Maersk A/S, Series B	213	1,406,327
Carlsberg A/S, Class B	1,002	70,658
Coloplast A/S	248	35,667
Danske Bank A/S†	6,369	80,897
DSV A/S	2,292	41,105
Novo Nordisk A/S, Class B	3,858	443,348
Novozymes A/S	2,315	71,466
TDC A/S	4,396	35,255
Vestas Wind Systems A/S†	1,950	21,051
		2,205,774
Finland — 0.6%
Elisa Oyj	1,929	40,270
Fortum Oyj	46,605	994,653
Kone Oyj, Class B	1,442	74,839
Metso Oyj	1,257	46,610
Nokia Oyj	34,089	166,419
Nokian Renkaat Oyj	1,179	37,965
Sampo Oyj, Class A	4,144	102,816
Stora Enso Oyj, Class R	5,685	34,052
UPM-Kymmene Oyj	5,025	55,346
Wartsila Oyj	1,694	48,936
		1,601,906
France — 4.7%
Accor SA	1,479	37,490
Air Liquide SA	2,535	313,624
Alcatel-Lucent†	21,096	32,955
Alstom SA	1,937	58,738
Arkema SA	538	38,088
AtoS	562	24,665
AXA SA	15,923	207,011
BNP Paribas SA	24,069	945,442
Bouygues SA	1,835	57,818
Bureau Veritas SA	599	43,647
Cap Gemini SA	1,547	48,343
Carrefour SA	23,444	534,481
Casino Guichard Perrachon SA	567	47,758
Christian Dior SA	532	63,077
Cie de St. Gobain	3,602	138,295
Cie Generale d’Optique Essilor International SA	1,916	135,272
Cie Generale de Geophysique - Veritas†	1,366	32,053
Cie Generale des Etablissements Michelin, Class B	1,645	97,244
Credit Agricole SA	9,472	53,450
Danone	36,111	2,270,000
Dassault Systemes SA	621	49,775
Edenred	1,710	42,094
EDF SA	2,175	52,922
Eutelsat Communications SA	1,151	44,914
France Telecom SA	16,713	262,490
GDF Suez	11,067	302,512
Groupe Eurotunnel SA	5,422	36,912
Klepierre	1,277	36,427
L’Oreal SA	2,109	220,277
Lafarge SA	1,897	66,683
Lagardere SCA	1,287	33,980
Legrand SA	2,212	71,143
LVMH Moet Hennessy Louis Vuitton SA	2,275	322,119
Natixis	10,336	26,006
Pernod-Ricard SA	1,879	174,270
Peugeot SA	1,596	25,015
PPR	715	102,394
Publicis Groupe SA	1,394	64,130
Renault SA	1,799	62,400
Safran SA	1,671	50,185
Sanofi	10,314	757,550
Schneider Electric SA	4,454	234,504
SCOR SE	2,101	49,109
Societe Generale SA	28,121	626,187
Sodexo	959	68,849
Suez Environnement Co.	2,916	33,593
Technip SA	927	87,127
Thales SA	1,151	36,348
Total SA	36,958	1,889,400
Unibail-Rodamco SE	864	155,322
Vallourec SA	8,529	553,699
Veolia Environnement SA	3,386	37,114
Vinci SA	21,059	920,150
Vivendi SA	11,361	248,791
Wendel SA	371	24,729
		12,948,571
Germany — 4.6%
Adidas AG	1,937	126,000
Allianz SE	4,092	391,433
BASF SE	8,275	577,158
Bayer AG	7,465	477,282
Bayerische Motoren Werke AG	3,181	213,096
Beiersdorf AG	958	54,332
Brenntag AG	391	36,410
Commerzbank AG†	33,728	56,879
Continental AG†	733	45,627
Daimler AG	8,184	359,286
Deutsche Bank AG	8,460	322,294
Deutsche Boerse AG	1,884	105,142
Deutsche Lufthansa AG	2,443	29,042
Deutsche Post AG	79,624	1,224,274
Deutsche Telekom AG	25,483	292,380
E.ON AG	48,507	1,046,546
Fresenius Medical Care AG & Co. KGaA	1,950	132,499
Fresenius SE & Co. KGaA	15,404	1,425,071
GEA Group AG	1,870	52,882
HeidelbergCement AG	1,312	55,679
Henkel AG & Co. KGaA	21,686	1,049,710

2

Hochtief AG	451	26,089
Infineon Technologies AG	10,146	76,373
K + S AG	1,569	70,911
Kabel Deutschland Holding AG†	19,393	984,273
Lanxess AG	831	43,021
Linde AG	1,554	231,195
MAN SE	605	53,794
Merck KGaA	600	59,818
Metro AG	1,277	46,608
Muenchener Rueckversicherungs AG	1,685	206,697
RWE AG	4,061	142,699
SAP AG	23,416	1,238,007
Siemens AG	7,417	709,784
ThyssenKrupp AG	24,150	554,015
United Internet AG	1,185	21,165
Volkswagen AG	286	38,367
		12,575,838
Greece — 0.0%
Coca-Cola Hellenic Bottling Co. SA†	1,776	29,996
National Bank of Greece SA†	8,885	18,744
OPAP SA	2,210	19,536
		68,276
Guernsey — 0.0%
Resolution, Ltd.	14,599	56,998
Hong Kong — 2.8%
Bank of East Asia, Ltd.	17,600	66,737
BOC Hong Kong Holdings, Ltd.	36,500	86,473
Cathay Pacific Airways, Ltd.	15,000	25,726
Cheung Kong Holdings, Ltd.	13,000	154,913
CLP Holdings, Ltd.	18,500	157,450
Galaxy Entertainment Group, Ltd.†	14,000	25,597
Guangdong Investment, Ltd.	1,392,000	842,376
Hang Lung Group, Ltd.	10,000	54,464
Hang Lung Properties, Ltd.	627,437	1,785,383
Hang Seng Bank, Ltd.	7,900	93,733
Henderson Land Development Co., Ltd.	11,000	54,670
Hong Kong & China Gas Co., Ltd.	46,000	106,729
Hong Kong Exchanges and Clearing, Ltd.	135,400	2,173,973
Hutchison Whampoa, Ltd.	20,000	168,156
Hysan Development Co., Ltd.	8,000	26,266
Link REIT	24,000	88,379
MTR Corp.	18,500	60,026
New World Development Co., Ltd.	1,285,000	1,035,730
Power Assets Holdings, Ltd.	13,500	99,860
Sino Land Co., Ltd.	35,200	50,126
SJM Holdings, Ltd.	17,000	27,580
Sun Hung Kai Properties, Ltd.	14,000	175,482
Swire Pacific, Ltd., Class A	7,500	90,580
Wharf Holdings, Ltd.	15,000	67,983
Wheelock & Co., Ltd.	13,000	32,205
		7,550,597
India — 0.5%
Housing Development & Infrastructure, Ltd.	136,400	137,671
Reliance Industries, Ltd. GDR*	49,676	1,321,382
		1,459,053
Indonesia — 0.4%
Bank Negara Indonesia Persero Tbk PT	2,412,375	1,010,976
Ireland — 0.1%
CRH PLC	6,381	126,852
Elan Corp. PLC†	4,655	64,585
Kerry Group PLC, Class A	1,434	52,496
		243,933
Isle of Man — 0.0%
Genting Singapore PLC†	54,000	62,866
Israel — 0.7%
Bank Hapoalim BM	13,676	44,570
Bank Leumi Le-Israel BM	15,238	43,623
Bezeq The Israeli Telecommunication Corp., Ltd.	22,174	40,624
Israel Chemicals, Ltd.	4,591	47,585
NICE Systems, Ltd.†	900	30,606
Teva Pharmaceutical Industries, Ltd.	8,694	349,950
Teva Pharmaceutical Industries, Ltd. ADR	32,900	1,327,844
		1,884,802
Italy — 1.3%
Assicurazioni Generali SpA	10,916	164,309
Atlantia SpA	3,338	53,441
Banco Popolare SC	18,438	23,863
Enel Green Power SpA	17,192	35,913
Enel SpA	59,483	242,044
ENI SpA	21,676	449,147
Fiat Industrial SpA†	7,410	63,536
Fiat SpA	7,020	32,254
Intesa Sanpaolo SpA	559,546	937,105
Luxottica Group SpA	1,245	34,966
Mediaset SpA	8,570	23,714
Mediobanca SpA	6,020	34,641
Prysmian SpA	2,351	29,196
Saipem SpA	2,398	101,954
Snam Rete Gas SpA	14,661	64,629
Telecom Italia SpA	898,704	966,576
Telecom Italia SpA RSP	55,310	49,537
Terna Rete Elettrica Nazionale SpA	12,492	42,101
UniCredit SpA	12,234	101,653
Unione di Banche Italiane SCPA	9,266	37,968
		3,488,547
Japan — 18.0%
Advantest Corp.	1,800	17,142
Aeon Co., Ltd.	5,800	79,649
Aisin Seiki Co., Ltd.	2,000	57,009
Ajinomoto Co., Inc.	7,000	84,033
Asahi Glass Co., Ltd.	10,000	83,929
Asahi Group Holdings, Ltd.	3,900	85,631

3

Asahi Kasei Corp.	164,000	988,645
Astellas Pharma, Inc.	4,300	174,860
Bank of Kyoto, Ltd.	5,000	43,069
Bank of Yokohama, Ltd.	169,000	799,220
Benesse Holdings, Inc.	900	43,556
Bridgestone Corp.	35,900	813,895
Brother Industries, Ltd.	2,600	31,922
Canon, Inc.	29,800	1,320,229
Central Japan Railway Co.	15	126,673
Chiba Bank, Ltd.	9,000	57,997
Chubu Electric Power Co., Inc.	6,300	117,619
Chugai Pharmaceutical Co., Ltd.	2,800	46,163
Chugoku Electric Power Co., Inc.	3,200	56,084
Credit Saison Co., Ltd.	1,800	36,084
Dai Nippon Printing Co., Ltd.	6,000	57,685
Dai-ichi Life Insurance Co., Ltd.	84	82,614
Daihatsu Motor Co., Ltd.	2,000	35,702
Daiichi Sankyo Co., Ltd.	6,300	124,903
Daikin Industries, Ltd.	35,700	977,726
Daito Trust Construction Co., Ltd.	700	60,023
Daiwa House Industry Co., Ltd.	5,000	59,634
Daiwa Securities Group, Inc.	19,000	59,244
Dena Co., Ltd.	900	26,999
Denso Corp.	4,500	124,295
Dentsu, Inc.	1,900	57,985
East Japan Railway Co.	27,300	1,737,950
Eisai Co., Ltd.	2,400	99,311
Electric Power Development Co., Ltd.	1,400	37,233
FANUC Corp.	21,100	3,229,284
Fast Retailing Co., Ltd.	11,600	2,109,913
Fuji Heavy Industries, Ltd.	7,000	42,289
FUJIFILM Holdings Corp.	4,400	104,212
Fujitsu, Ltd.	18,000	93,543
Fukuoka Financial Group, Inc.	11,000	46,161
Gree, Inc.	1,000	34,455
GS Yuasa Corp.	4,000	21,515
Hachijuni Bank, Ltd.	7,000	39,925
Hamamatsu Photonics KK	1,000	34,988
Hirose Electric Co., Ltd.	400	35,079
Hisamitsu Pharmaceutical Co., Inc.	900	38,119
Hitachi, Ltd.	41,000	215,201
Hokkaido Electric Power Co., Inc.	2,200	31,326
Hokuhoku Financial Group, Inc.	21,000	40,925
Hokuriku Electric Power Co.	2,000	37,339
Honda Motor Co., Ltd.	60,300	1,839,475
Hoya Corp.	4,300	92,626
Ibiden Co., Ltd.	1,400	27,683
Idemitsu Kosan Co., Ltd.	300	30,947
IHI Corp.	16,000	38,872
Inpex Corp.	20	126,023
Isetan Mitsukoshi Holdings, Ltd.	4,300	45,084
Isuzu Motors, Ltd.	602,000	2,784,358
ITOCHU Corp.	13,700	139,189
J. Front Retailing Co., Ltd.	6,000	28,998
Japan Real Estate Investment Corp.	6	46,771
Japan Retail Fund Investment Corp.	25	37,027
Japan Steel Works, Ltd.	4,000	27,803
Japan Tobacco, Inc.	647	3,042,926
JFE Holdings, Inc.	4,600	83,310
JGC Corp.	2,000	48,019
Joyo Bank, Ltd.	10,000	44,173
JS Group Corp.	2,800	53,657
JSR Corp.	1,900	35,053
JX Holdings, Inc.	207,320	1,252,485
Kajima Corp.	11,000	33,727
Kansai Electric Power Co., Inc.	50,300	771,785
Kao Corp.	4,900	133,879
Kawasaki Heavy Industries, Ltd.	15,000	37,417
KDDI Corp.	26	167,208
Keikyu Corp.	6,000	53,865
Keio Corp.	7,000	49,383
Keyence Corp.	8,500	2,049,630
Kintetsu Corp.	17,000	66,480
Kirin Holdings Co., Ltd.	8,000	97,285
Kobe Steel, Ltd.	31,000	47,928
Komatsu, Ltd.	8,500	198,668
Konami Corp.	1,100	32,941
Konica Minolta Holdings, Inc.	5,000	37,287
Kubota Corp.	11,000	92,179
Kuraray Co., Ltd.	3,500	49,792
Kurita Water Industries, Ltd.	1,400	36,378
Kyocera Corp.	1,400	112,589
Kyowa Hakko Kirin Co., Ltd.	3,000	36,716
Kyushu Electric Power Co., Inc.	4,100	58,701
Lawson, Inc.	700	43,699
Makita Corp.	1,300	42,072
Marubeni Corp.	16,000	97,493
Mazda Motor Corp.†	17,000	30,038
MEIJI Holdings Co., Ltd.	1,000	41,510
Miraca Holdings, Inc.	1,000	39,821
Mitsubishi Chemical Holdings Corp.	13,500	74,367
Mitsubishi Corp.	12,600	254,554
Mitsubishi Electric Corp.	18,000	172,587
Mitsubishi Estate Co., Ltd.	124,000	1,852,670
Mitsubishi Gas Chemical Co., Inc.	5,000	27,738
Mitsubishi Heavy Industries, Ltd.	29,000	123,581
Mitsubishi Materials Corp.	15,000	40,730
Mitsubishi Motors Corp.†	43,000	50,838
Mitsubishi Tanabe Pharma Corp.	2,000	31,649
Mitsubishi UFJ Financial Group, Inc.	115,500	490,691
Mitsui & Co., Ltd.	98,300	1,528,714
Mitsui Chemicals, Inc.	10,000	30,531
Mitsui Fudosan Co., Ltd.	8,000	116,617
Mitsui O.S.K. Lines, Ltd.	12,000	46,460
Mizuho Financial Group, Inc.	205,900	278,207
MS&AD Insurance Group Holdings	5,700	105,602
Murata Manufacturing Co., Ltd.	1,900	97,629
Namco Bandai Holdings, Inc.	2,300	32,750
NEC Corp.†	27,000	54,723
NGK Insulators, Ltd.	3,000	35,624
Nidec Corp.	1,000	86,917
Nikon Corp.	3,300	73,486
Nintendo Co., Ltd.	900	123,944
Nippon Building Fund, Inc.	7	57,295
Nippon Electric Glass Co., Ltd.	4,000	39,600
Nippon Express Co., Ltd.	10,000	38,976
Nippon Sheet Glass Co., Ltd.	558,000	1,043,939
Nippon Steel Corp.	52,000	129,713

4

Nippon Telegraph & Telephone Corp.	36,100	1,845,570
Nippon Yusen KK	18,000	46,070
Nissan Motor Co., Ltd.	22,600	203,186
Nisshin Seifun Group, Inc.	3,000	36,365
Nitori Holdings Co., Ltd.	450	42,211
Nitto Denko Corp.	1,600	57,248
NKSJ Holdings, Inc.	3,900	76,510
Nomura Holdings, Inc.	35,700	108,069
NSK, Ltd.	5,000	32,480
NTT Data Corp.	14	44,708
NTT DoCoMo, Inc.	141	259,211
Obayashi Corp.	8,000	35,546
Odakyu Electric Railway Co., Ltd.	7,000	67,663
OJI Paper Co., Ltd.	10,000	51,319
Omron Corp.	2,000	40,197
Ono Pharmaceutical Co., Ltd.	1,000	56,126
Oriental Land Co., Ltd.	500	52,813
ORIX Corp.	10,130	837,038
Osaka Gas Co., Ltd.	19,000	75,042
Otsuka Holdings Co., Ltd.	3,000	84,345
Panasonic Corp.	20,400	173,335
Rakuten, Inc.	73	78,529
Resona Holdings, Inc.	17,900	78,837
Ricoh Co., Ltd.	7,000	61,024
Rohm Co., Ltd.	1,000	46,642
Santen Pharmaceutical Co., Ltd.	1,000	41,185
Secom Co., Ltd.	2,100	96,856
Sega Sammy Holdings, Inc.	2,200	47,533
Sekisui Chemical Co., Ltd.	5,000	41,250
Sekisui House, Ltd.	6,000	53,241
Seven & I Holdings Co., Ltd.	7,000	195,076
Sharp Corp.	10,000	87,437
Shikoku Electric Power Co., Inc.	2,000	57,321
Shimano, Inc.	900	43,731
Shimizu Corp.	8,000	33,572
Shin-Etsu Chemical Co., Ltd.	3,800	187,112
Shionogi & Co., Ltd.	3,200	41,117
Shiseido Co., Ltd.	3,600	66,182
Shizuoka Bank, Ltd.	6,000	63,219
Showa Denko KK	17,000	34,455
SMC Corp.	500	80,681
Softbank Corp.	8,100	238,570
Sony Corp.	9,300	166,982
Sony Financial Holdings, Inc.	2,200	32,413
Stanley Electric Co., Ltd.	2,100	30,857
Sumitomo Chemical Co., Ltd.	16,000	58,412
Sumitomo Corp.	108,800	1,472,906
Sumitomo Electric Industries, Ltd.	7,600	82,744
Sumitomo Heavy Industries, Ltd.	6,000	35,001
Sumitomo Metal Industries, Ltd.	37,000	67,299
Sumitomo Metal Mining Co., Ltd.	5,000	64,246
Sumitomo Mitsui Financial Group, Inc.	12,200	339,831
Sumitomo Mitsui Trust Holdings, Inc.	31,000	91,022
Sumitomo Realty & Development Co., Ltd.	24,000	420,320
Suzuki Motor Corp.	3,400	70,323
Sysmex Corp.	1,000	32,584
T&D Holdings, Inc.	6,400	59,618
Taisei Corp.	13,000	32,935
Takashimaya Co., Ltd.	4,000	28,946
Takeda Pharmaceutical Co., Ltd.	7,100	311,784
TDK Corp.	1,200	53,164
Teijin, Ltd.	10,000	30,791
Terumo Corp.	1,700	80,064
THK Co., Ltd.	1,500	29,563
Tobu Railway Co., Ltd.	12,000	61,271
Tohoku Electric Power Co., Inc.	4,500	43,205
Tokio Marine Holdings, Inc.	6,900	152,845
Tokyo Electric Power Co., Inc.†	12,900	30,670
Tokyo Electron, Ltd.	1,600	81,382
Tokyo Gas Co., Ltd.	24,000	110,381
Tokyu Corp.	13,000	64,012
TonenGeneral Sekiyu KK	4,000	43,705
Toppan Printing Co., Ltd.	7,000	51,475
Toray Industries, Inc.	14,000	100,221
Toshiba Corp.	37,000	151,423
TOTO, Ltd.	4,000	30,869
Toyota Industries Corp.	2,000	54,437
Toyota Motor Corp.	25,000	833,117
Toyota Tsusho Corp.	2,500	44,206
Trend Micro, Inc.	1,200	35,874
Ube Industries, Ltd.	12,000	32,896
Unicharm Corp.	1,100	54,235
West Japan Railway Co.	1,900	82,571
Yahoo Japan Corp.	153	49,277
Yakult Honsha Co., Ltd.	1,300	40,957
Yamada Denki Co., Ltd.	20,890	1,422,159
Yamaha Motor Co., Ltd.	2,800	35,432
Yamato Holdings Co., Ltd.	4,300	72,458
Yaskawa Electric Corp.	3,000	25,529
Yokogawa Electric Corp.†	2,500	22,574
		49,299,677
Jersey — 0.7%
Experian PLC	9,315	126,652
Glencore International PLC	7,229	44,008
Petrofac, Ltd.	2,358	52,769
Randgold Resources, Ltd.	833	85,187
Shire PLC	5,121	178,384
Wolseley PLC	2,690	89,066
WPP PLC	117,830	1,236,097
		1,812,163
Luxembourg — 0.2%
ArcelorMittal	8,005	146,393
Millicom International Cellular SA SDR	721	72,236
SES SA FDR	3,197	76,734
Subsea 7 SA†	2,638	48,959
Tenaris SA	4,426	81,801
		426,123
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	73,000	40,241
Netherlands — 3.9%
Aegon NV	17,859	71,677

5

Akzo Nobel NV	2,090	101,058
ASML Holding NV	53,235	2,237,509
European Aeronautic Defence and Space Co., NV	3,860	120,649
Fugro NV CVA	678	39,395
Heineken Holding NV	1,249	51,114
Heineken NV	2,378	110,090
ING Groep NV CVA†	337,834	2,431,064
Koninklijke Ahold NV	73,207	985,855
Koninklijke DSM NV	1,390	64,494
Koninklijke KPN NV	13,566	162,322
Koninklijke Philips Electronics NV	9,214	194,143
Koninklijke Vopak NV	727	38,413
LyondellBasell Industries NV, Class A	29,590	961,379
Qiagen NV†	2,542	35,038
Randstad Holding NV	1,273	37,664
Reed Elsevier NV	7,103	82,802
SBM Offshore NV	1,684	34,698
STMicroelectronics NV	6,248	37,125
TNT Express NV	3,712	27,740
Unilever NV CVA	81,793	2,812,717
Wolters Kluwer NV	3,328	57,524
		10,694,470
New Zealand — 0.0%
Fletcher Building, Ltd.	7,072	33,800
Telecom Corp. of New Zealand, Ltd.	19,841	31,969
		65,769
Norway — 1.1%
DnB NOR ASA	92,581	906,329
Norsk Hydro ASA	9,964	46,214
Orkla ASA	8,401	62,718
Statoil ASA	10,159	260,733
Telenor ASA	102,707	1,684,636
Yara International ASA	1,710	68,619
		3,029,249
Poland — 0.3%
PGE SA	149,768	898,400
Portugal — 0.1%
EDP - Energias de Portugal SA	20,074	62,120
Galp Energia SGPS SA Class B	2,644	38,942
Jeronimo Martins SGPS SA	2,404	39,795
Portugal Telecom SGPS SA	6,969	40,137
		180,994
Russia — 1.0%
Gazprom OAO ADR	208,583	2,223,495
LUKOIL OAO ADR	8,700	460,665
		2,684,160
Singapore — 2.4%
CapitaLand, Ltd.	28,000	47,708
CapitaMall Trust	30,000	39,320
City Developments, Ltd.	6,000	41,170
DBS Group Holdings, Ltd.	261,675	2,324,117
Fraser and Neave, Ltd.	10,000	47,801
Global Logistic Properties, Ltd.†	24,000	32,474
Jardine Cycle & Carriage, Ltd.	1,000	37,100
Keppel Corp., Ltd.	208,900	1,497,837
Olam International, Ltd.	1,058,863	1,738,852
Oversea-Chinese Banking Corp., Ltd.	24,000	144,883
SembCorp Industries, Ltd.	13,000	40,592
SembCorp Marine, Ltd.	9,000	26,506
Singapore Airlines, Ltd.	6,000	46,999
Singapore Exchange, Ltd.	11,000	51,987
Singapore Press Holdings, Ltd.	20,000	56,898
Singapore Technologies Engineering, Ltd.	20,000	41,479
Singapore Telecommunications, Ltd.	73,000	173,910
United Overseas Bank, Ltd.	12,000	141,275
Wilmar International, Ltd.	18,000	69,388
		6,600,296
South Korea — 1.2%
DGB Financial Group, Inc.†	111,080	1,243,865
Hyundai Mobis	3,499	886,899
KT&G Corp.	16,888	1,193,301
		3,324,065
Spain — 1.7%
Abertis Infraestructuras SA	4,202	67,110
ACS Actividades de Construccion y Servicios SA	1,622	48,073
Amadeus IT Holding SA	3,126	50,714
Banco Bilbao Vizcaya Argentaria SA	248,755	2,150,635
Banco de Sabadell SA	13,936	52,920
Banco Popular Espanol SA	10,130	46,150
Banco Santander SA	76,092	578,090
Bankia SA†	9,964	46,361
CaixaBank	9,153	44,957
Distribuidora Internacional de Alimentacion SA†	6,400	28,950
Enagas SA	2,156	39,875
Ferrovial SA	4,004	48,324
Gas Natural SDG SA	3,266	56,071
Iberdrola SA	34,803	217,967
Inditex SA	2,031	166,339
International Consolidated Airlines Group SA	11,079	25,361
Red Electrica Corp. SA	1,229	52,594
Repsol YPF SA	7,354	225,908
Telefonica SA	37,194	644,332
		4,590,731
Sweden — 2.8%
Alfa Laval AB	3,288	62,300
Assa Abloy AB, Class B	2,955	74,111
Atlas Copco AB, Class A	8,996	193,461
Boliden AB	3,224	47,081
Electrolux AB, Class B	2,218	35,355
Elekta AB, Series B	22,580	979,378
Getinge AB, Class B	2,157	54,661
Hennes & Mauritz AB, Class B	9,278	298,344
Hexagon AB	69,483	1,038,906
Investor AB, Class B	4,277	79,797
Kinnevik Investment AB, Class B	2,247	43,784

6

Lundin Petroleum AB†	2,007	49,343
Modern Times Group AB, Class B	575	27,471
Nordea Bank AB	23,839	184,455
Sandvik AB	9,401	115,360
Scania AB, Class B	3,065	45,427
Skandinaviska Enskilda Banken AB, Class A	13,707	79,847
Skanska AB, Class B	3,974	65,829
SKF AB, Class B	3,480	73,625
Svenska Cellulosa AB, Class B	5,542	82,139
Svenska Handelsbanken AB, Class A	4,679	123,059
Swedbank AB, Class A	97,103	1,257,871
Swedish Match AB	2,200	78,096
Tele2 AB, Class B	2,981	58,000
Telefonaktiebolaget LM Ericsson ADR	91,600	927,908
Telefonaktiebolaget LM Ericsson, Class B	131,587	1,346,071
TeliaSonera AB	20,238	137,536
Volvo AB, Class B	12,570	137,535
		7,696,750
Switzerland — 6.6%
ABB, Ltd.†	19,637	369,618
Actelion, Ltd.†	1,032	35,433
Adecco SA†	1,337	56,011
Aryzta AG	943	45,579
Baloise Holding AG	631	43,262
Cie Financiere Richemont SA, Class A	32,327	1,635,107
Credit Suisse Group AG†	10,301	242,035
GAM Holding AG†	2,494	27,083
Geberit AG†	381	73,417
Givaudan SA†	82	78,133
Holcim, Ltd.†	2,275	121,706
Julius Baer Group, Ltd.†	2,012	78,698
Kuehne & Nagel International AG	23,769	2,669,679
Lindt & Spruengli AG	2	66,837
Lonza Group AG†	490	28,952
Nestle SA	49,062	2,820,556
Novartis AG	84,044	4,804,815
Roche Holding AG	6,310	1,069,469
Schindler Holding AG	650	75,705
SGS SA	54	89,396
Sonova Holding AG†	474	49,580
Sulzer AG	250	26,722
Swatch Group AG, Class B	342	127,982
Swiss Life Holding AG†	340	31,274
Swiss Re AG†	28,809	1,468,207
Swisscom AG	225	85,252
Syngenta AG†	3,666	1,073,299
Transocean, Ltd.	2,882	111,285
UBS AG	33,112	394,115
Zurich Financial Services AG†	1,333	301,568
		18,100,775
Taiwan — 1.0%
Asustek Computer, Inc.	79,000	562,254
Taiwan Semiconductor Manufacturing Co., Ltd.	875,000	2,190,462
		2,752,716
Thailand — 0.8%
Bangkok Bank PCL	285,600	1,484,577
LPN Development PCL	1,785,600	724,427
		2,209,004
Turkey — 0.3%
Turk Telekomunikasyon AS	191,613	710,296
United Kingdom — 22.9%
3i Group PLC	10,851	30,501
Admiral Group PLC	2,300	30,433
Afren PLC†	364,713	485,404
Aggreko PLC	2,460	77,057
AMEC PLC	147,593	2,080,098
Anglo American PLC	51,101	1,887,971
Antofagasta PLC	3,662	69,098
ARM Holdings PLC	146,584	1,347,658
Associated British Foods PLC	3,600	61,890
AstraZeneca PLC	12,035	556,038
Autonomy Corp. PLC†	2,170	85,935
Aviva PLC	170,194	795,048
Babcock International Group PLC	3,908	44,638
BAE Systems PLC	30,581	135,401
Barclays PLC	380,899	1,041,399
BG Group PLC	171,614	3,668,600
BHP Billiton PLC	18,980	553,411
BP PLC	170,825	1,221,666
British American Tobacco PLC	27,065	1,284,286
British Land Co. PLC	8,385	60,226
British Sky Broadcasting Group PLC	90,810	1,033,030
BT Group PLC	69,969	207,436
Bunzl PLC	3,642	49,999
Burberry Group PLC	4,024	74,054
Cairn Energy PLC†	12,968	53,430
Capita PLC	5,971	58,281
Carnival PLC	1,778	58,704
Centrica PLC	46,194	207,542
Cobham PLC	12,239	34,859
Compass Group PLC	17,132	162,563
Diageo PLC	22,535	492,231
Fresnillo PLC	1,749	41,476
G4S PLC	14,172	59,821
GKN PLC	15,481	43,997
GlaxoSmithKline PLC	45,546	1,040,835
GlaxoSmithKline PLC ADR	32,300	1,473,849
Hammerson PLC	7,668	42,870
HSBC Holdings PLC	247,046	1,883,974
ICAP PLC	6,159	33,181
Imperial Tobacco Group PLC	107,472	4,064,113
Inmarsat PLC	4,359	27,396
Intercontinental Hotels Group PLC	2,664	47,867
International Power PLC	13,642	71,439
Intertek Group PLC	1,600	50,566
Invensys PLC	8,569	28,079
Investec PLC	5,476	28,829
ITV PLC	37,300	39,477

7

J Sainsbury PLC	12,013	56,510
Johnson Matthey PLC	2,082	59,364
Kazakhmys PLC	2,281	32,838
Kingfisher PLC	22,794	88,746
Land Securities Group PLC	7,143	70,497
Legal & General Group PLC	54,937	87,706
Lloyds Banking Group PLC†	2,655,091	1,068,155
Lonmin PLC	1,730	26,330
Man Group PLC, Class B	18,168	35,466
Marks & Spencer Group PLC	15,243	73,621
Meggitt PLC	7,579	41,525
National Grid PLC	149,367	1,449,793
Next PLC	1,651	70,177
Old Mutual PLC	54,400	114,475
Pearson PLC	38,114	716,212
Prudential PLC	420,348	4,168,131
Reckitt Benckiser Group PLC	39,804	1,965,737
Reed Elsevier PLC	175,903	1,417,791
Rexam PLC	8,930	48,927
Rio Tinto PLC	40,547	1,967,797
Rolls-Royce Holdings PLC†	16,803	194,800
Royal Bank of Scotland Group PLC†	155,573	48,756
Royal Dutch Shell PLC, Class A	33,030	1,216,218
Royal Dutch Shell PLC, Class B	23,707	903,488
RSA Insurance Group PLC	38,113	62,267
SABMiller PLC	8,566	301,512
Sage Group PLC	14,346	65,546
Serco Group PLC	5,310	39,088
Severn Trent PLC	2,464	57,246
Smith & Nephew PLC	122,877	1,193,629
Smiths Group PLC	3,791	53,870
SSE PLC	8,295	166,308
Standard Chartered PLC	113,878	2,491,852
Standard Life PLC	24,154	77,386
Tate & Lyle PLC	4,661	50,995
Tesco PLC	270,865	1,697,126
Tullow Oil PLC	162,709	3,542,673
Unilever PLC	50,197	1,686,187
United Utilities Group PLC	6,780	63,808
Vedanta Resources PLC	36,629	577,381
Vodafone Group PLC	1,122,581	3,118,886
Weir Group PLC	87,710	2,767,861
Whitbread PLC	1,914	46,489
WM Morrison Supermarkets PLC	20,722	104,975
Xstrata PLC	110,168	1,673,269
		62,688,070
United States — 0.0%
Synthes, Inc.*	624	104,631
Total Common Stock (cost $283,843,641)		260,094,671
PREFERRED STOCK — 0.4%
Brazil — 0.2%
Cia Energetica de Sao Paulo	29,000	513,846
Germany — 0.2%
Porsche Automobil Holding SE	1,394	74,603
Volkswagen AG	4,450	666,652
		741,255
Total Preferred Stock (cost $1,228,700)		1,255,101
EXCHANGE-TRADED FUNDS — 0.9%
iShares MSCI EAFE Index Fund (cost $2,589,602)	51,790	2,565,159
Total Long-Term Investment Securities (cost $287,661,943)		263,914,931
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/03/12	$1,293,000	1,293,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.00% due 04/19/12(3)	140,000	140,000
0.01% due 03/15/12(3)	127,500	127,495
		267,495
Total Short-Term Investment Securities (cost $1,560,498)		1,560,495
REPURCHASE AGREEMENTS — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $2,162,002 collateralized by $2,200,000 of United States Treasury Notes, bearing interest at 1.38% due 11/30/18 and having an approximate value of $2,208,250	2,162,000	2,162,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $1,293,001 collateralized by $1,285,000 of United States Treasury Notes, bearing interest at 1.25% due 10/31/15 and having an approximate value of $1,319,371	1,293,000	1,293,000
Total Repurchase Agreements (cost $3,455,000)		3,455,000
TOTAL INVESTMENTS — (cost $292,677,441)(1)	98.4%	268,930,426
Other assets less liabilities	1.6	4,268,466
NET ASSETS —	100.0%	$273,198,892

†	Non-income producing security

8

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $1,426,013 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $0 representing 0% of net assets.
ADR	— American Depository Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
FDR	— Fiduciary Depository Receipt
GDR	— Global Depository Receipt
RSP	— Risparmio Shares-Savings Shares in the Italian Stock Exchange
SDR	— Swedish Depository Receipt

Open Futures Contracts
						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts	Type	Description	Month	Trade Date	December 31, 2011	(Depreciation)
41	Long	MSCI E-Mini Index	March 2012	$2,864,718	$2,889,270	$24,552

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Japan	$49,299,677	$—	$—	$49,299,677
Switzerland	18,100,775	—	—	18,100,775
United Kingdom	62,688,070	—	—	62,688,070
Other Countries*	130,006,149	—	0	130,006,149
Preferred Stock	1,255,101	—	—	1,255,101
Exchange Traded Funds	2,565,159	—	—	2,565,159
Short-Term Investment Securities:
Time Deposits	—	1,293,000	—	1,293,000
U.S. Government Treasuries	—	267,495		267,495
Repurchase Agreements	—	3,455,000	—	3,455,000
Other Financial Instruments+
Open Futures Contracts - Appreciation	24,552	—	—	24,552
Total	$263,939,483	$5,015,495	$0	$268,954,978

* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 3/31/2011	$11,800
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(7,727)
Change in unrealized appreciation (1)	6,816
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	(10,889)
Transfers into Level 3 (2)	—
Transfers out of Level 3 (2)	—
Balance as of 12/31/2011	$0

(1) The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Common Stock
$—

(2) The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Portfolio of Investments

9

Industry Allocation*
Banks-Commercial	8.6%
Oil Companies-Integrated	4.5
Medical-Drugs	4.4
Oil Companies-Exploration & Production	4.4
Food-Misc.	3.6
Tobacco	3.5
Auto-Cars/Light Trucks	2.6
Real Estate Operations & Development	2.5
Electric-Integrated	2.4
Diversified Banking Institutions	2.3
Telephone-Integrated	2.2
Insurance-Life/Health	2.1
Diversified Minerals	1.9
Insurance-Multi-line	1.7
Transport-Services	1.5
Import/Export	1.5
Food-Retail	1.4
Chemicals-Diversified	1.3
Repurchase Agreements	1.3
Cellular Telecom	1.3
Transport-Rail	1.2
Industrial Automated/Robotic	1.2
Diversified Operations	1.2
Brewery	1.2
Soap & Cleaning Preparation	1.1
Telecom Services	1.1
Medical Products	1.0
Machinery-Pumps	1.0
Retail-Apparel/Shoe	1.0
Oil-Field Services	1.0
Oil Refining & Marketing	0.9
Exchange-Traded Funds	0.9
Wireless Equipment	0.9
Finance-Other Services	0.8
Semiconductor Equipment	0.8
Semiconductor Components-Integrated Circuits	0.8
Electronic Measurement Instruments	0.8
Gas-Distribution	0.8
Cable/Satellite TV	0.8
Agricultural Chemicals	0.7
Metal-Iron	0.7
Distribution/Wholesale	0.7
Gold Mining	0.7
Real Estate Management/Services	0.7
Retail-Jewelry	0.7
Insurance-Reinsurance	0.7
Medical-Generic Drugs	0.7
Auto/Truck Parts & Equipment-Original	0.6
Food-Wholesale/Distribution	0.6
E-Commerce/Services	0.6
Real Estate Investment Trusts	0.5
Building & Construction-Misc.	0.5
Electronic Components-Semiconductors	0.5
Machinery-General Industrial	0.5
Publishing-Books	0.5
Transport-Marine	0.5
Retail-Consumer Electronics	0.5
Office Automation & Equipment	0.5
Internet Content-Entertainment	0.5
Enterprise Software/Service	0.5
Time Deposits	0.5
Diversified Financial Services	0.5
Advertising Agencies	0.5
Electronic Components-Misc.	0.5
Beverages-Non-alcoholic	0.4
Building Products-Doors & Windows	0.4
MRI/Medical Diagnostic Imaging	0.4
Steel-Producers	0.4
Medical Instruments	0.4
Building-Heavy Construction	0.4
Rubber-Tires	0.4
Building Products-Air & Heating	0.4
Diversified Manufacturing Operations	0.3
Metal-Diversified	0.3
Finance-Leasing Companies	0.3
Pipelines	0.3
Multimedia	0.3
Beverages-Wine/Spirits	0.3
Steel Pipe & Tube	0.3
Insurance-Property/Casualty	0.3
Audio/Video Products	0.3
Chemicals-Specialty	0.2
Electric Products-Misc.	0.2
Computers	0.2
Electric-Generation	0.2
Industrial Gases	0.2
Retail-Misc./Diversified	0.2
Cosmetics & Toiletries	0.2
Building Products-Cement	0.2
Aerospace/Defense	0.2
Machinery-Construction & Mining	0.2
Oil & Gas Drilling	0.2
Engineering/R&D Services	0.1
Building & Construction Products-Misc.	0.1
Publishing-Newspapers	0.1
Finance-Investment Banker/Broker	0.1
Retail-Major Department Stores	0.1
U.S. Government Treasuries	0.1
Power Converter/Supply Equipment	0.1
Medical-Biomedical/Gene	0.1
Photo Equipment & Supplies	0.1
Public Thoroughfares	0.1
Investment Management/Advisor Services	0.1
Optical Supplies	0.1
Food-Catering	0.1
Toys	0.1
Security Services	0.1
Athletic Footwear	0.1
Aerospace/Defense-Equipment	0.1
Machine Tools & Related Products	0.1
Computers-Integrated Systems	0.1
Dialysis Centers	0.1
Textile-Products	0.1
Commercial Services-Finance	0.1
Machinery-Farming	0.1
Retail-Building Products	0.1
98.4%

* Calculated as a percentage of net assets

10

SEASONS SERIES TRUST

DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2011
(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 4.6%
Diversified Financial Services — 4.6%
Banc of America Merril Lynch Commercial Mtg., Inc., Series 2006-5, Class AM 5.45% due 09/10/47(1)	$500,000	$470,689
Banc of America Merril Lynch Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(1)	400,000	434,579
Banc of America Merril Lynch Commercial Mtg., Inc. VRS Series 2007-4, Class A4 5.91% due 02/10/51(1)	400,000	437,694
Banc of America Merril Lynch Commercial Mtg., Inc. VRS Series 2006-2, Class A4 5.92% due 05/10/45(1)	375,000	419,776
Bear Stearns Commercial Mtg. Securities Series 2007-PW15, Class A4 5.33% due 02/11/44(1)	100,000	105,302
Bear Stearns Commercial Mtg. Securities Series 2006-T24, Class A4 5.54% due 10/12/41(1)	500,000	561,333
Bear Stearns Commercial Mtg. Securities VRS Series 2007-PW16, Class A4 5.90% due 06/11/40(1)	30,000	32,844
Bear Stearns Commercial Mtg. Securities VRS Series 2007-T28, Class A4 5.74% due 09/11/42(1)	500,000	575,208
Bear Stearns Commercial Mtg. Securities VRS Series 2007-T26, Class C 5.82% due 01/12/45*(1)	1,500,000	585,000
Citibank Credit Card Issuance Trust, Series 2008-A1, Class A1 5.35% due 02/07/20	1,000,000	1,191,697
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class A4 5.32% due 12/11/49(1)	300,000	318,196
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.40% due 07/15/44(1)	75,000	82,889
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/49(1)	350,000	376,126
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/46(1)	500,000	552,124
Commercial Mtg. Pass Through Certs. VRS Series 2007-C9 Class A4 6.01% due 12/10/49(1)	1,500,000	1,674,337
Commercial Mtg. Pass Through Certs., Series 2001-J2A, Class B 6.30% due 07/16/34*(1)	250,000	250,696
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.87% due 02/25/34	11,129	9,707
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/39(1)	825,000	877,398
Entergy Arkansas Restoration Funding LLC, Series 2010A, Class A1 2.30% due 08/01/21	504,317	520,033
GMAC Commercial Mtg. Securities, Inc.,
Series 2005-C1, Class AM 4.75% due 05/10/43(1)	40,000	41,716
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/45(1)	75,000	80,743
Greenwich Capital Commercial Funding Corp. VRS Series 2005-GG5, Class A5 5.22% due 04/10/37(1)	340,000	364,032
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 03/10/39(1)	500,000	541,193
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.98% due 08/10/45(1)	1,811,930	1,967,731
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class A4 5.04% due 03/15/46(1)	475,000	515,434
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	530,000	568,060
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	575,000	625,302
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2007-CB20, Class A4 5.79% due 02/12/51(1)	400,000	440,431
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class A4 6.06% due 04/15/45(1)	500,000	561,166

1

LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class A3 5.43% due 02/15/40(1)	400,000	426,664
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 6.07% due 06/15/38(1)	300,000	336,457
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.31% due 04/15/41(1)	300,000	339,627
Merrill Lynch Mtg. Investors, Inc. VRS Series 2005-A9, Class 3A1 2.69% due 12/25/35(3)	251,224	186,350
Merrill Lynch Mtg. Trust VRS Series 2005-MKB2, Class A4 5.20% due 09/12/42(1)	419,000	452,329
Merrill Lynch Mtg. Trust VRS Series 2003-KEY1, Class A4 5.24% due 11/12/35(1)	425,000	448,247
Merrill Lynch Mtg. Trust, Series 2008-C1, Class A4 5.69% due 02/12/51(1)	655,000	712,020
Merrill Lynch/Countrywide Commercial Mtg. Trust VRS Series 2007-8, Class AM 6.16% due 08/12/49(1)	250,000	218,026
Morgan Stanley Capital I VRS Series 2005-IQ10, Class A4A 5.23% due 09/15/42(1)	275,000	302,587
Morgan Stanley Capital I, Series 2006-IQ12 Class A4 5.33% due 12/15/43(1)	275,000	307,382
Morgan Stanley Capital I VRS Series 2007-IQ14, Class A4 5.69% due 04/15/49(1)	525,000	555,877
Morgan Stanley Capital I VRS Series 2007-T27, Class A4 5.79% due 06/11/42(1)	700,000	797,400
Morgan Stanley Capital I VRS Series 2006-HQ9, Class B 5.83% due 07/12/44(1)	500,000	366,679
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 6.07% due 06/11/49(1)	1,250,000	1,176,846
Morgan Stanley Capital I VRS Series 2008-T29, Class A4 6.46% due 01/11/43(1)	200,000	231,539
Residential Asset Securities Corp. FRS Series 2006-EMX3, Class A2 0.47% due 04/25/36	2,167,766	1,487,456
Sierra Receivables Funding Co. LLC, Series 2010-3A, Class A 3.51% due 11/20/25*	402,452	406,386
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.69% due 07/25/36(3)	47,239	45,823
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.36% due 02/15/44*(1)(2)	1,039,534	57,021
Total Asset Backed Securities (cost $24,166,274)		24,036,152
U.S. CORPORATE BONDS & NOTES — 25.9%
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	65,000	59,475
Aerospace/Defense — 0.2%
Boeing Co. Senior Notes 5.13% due 02/15/13	300,000	314,526
Lockheed Martin Corp. Senior Notes 2.13% due 09/15/16	95,000	95,155
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	194,000	206,349
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	196,000	224,259
Raytheon Co. Senior Notes 1.40% due 12/15/14	192,000	192,930
Raytheon Co. Senior Notes 4.70% due 12/15/41	131,000	134,537
		1,167,756
Aerospace/Defense-Equipment — 0.2%
BE Aerospace, Inc. Senior Notes 6.88% due 10/01/20	140,000	152,600
Exelis, Inc. Company Guar. Notes 5.55% due 10/01/21*	316,000	329,910
Sequa Corp. Company Guar. Notes 11.75% due 12/01/15*	50,000	53,250
United Technologies Corp. Senior Notes 6.13% due 07/15/38	186,000	232,739
		768,499
Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	80,762
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15(9)	81,721	70,280
Continental Airlines, Inc. Pass Through Certs. Series 2009-2, Class A 7.25% due 11/10/19(9)	231,715	246,776
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	61,000	62,830

2

Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/24(9)	118,421	127,303
		507,189
Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Senior Sec. Notes 8.25% due 06/15/21*	190,000	172,900
Daimler Finance North America LLC FRS Company Guar. Notes 1.18% due 03/28/14*	322,000	310,748
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/16*	250,000	248,539
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/31	200,000	279,640
		1,011,827
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	90,000	95,738
Auto/Truck Parts & Equipment-Original — 0.0%
Cooper-Standard Automotive, Inc. Company Guar. Notes 8.50% due 05/01/18	125,000	130,312
Banks-Commercial — 0.5%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	297,000	306,121
BB&T Corp. Sub. Notes 4.90% due 06/30/17	250,000	266,081
Branch Banking & Trust Co. FRS Sub. Notes 0.80% due 05/23/17	112,000	99,526
CIT Group, Inc. Sec. Notes 7.00% due 05/01/17	136,280	136,280
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	350,000	324,778
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	32,600
National City Bank Sub. Notes 5.80% due 06/07/17	250,000	275,222
Regions Bank Sub. Notes 7.50% due 05/15/18	125,000	123,750
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	535,000	606,714
Zions Bancorp. Senior Notes 7.75% due 09/23/14	188,000	199,334
		2,370,406
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.55% due 06/01/67	622,000	409,441
Banks-Money Center — 0.0%
Comerica Bank Sub. Notes 5.20% due 08/22/17	162,000	175,206
Banks-Super Regional — 1.2%
Bank of America NA Sub. Notes 5.30% due 03/15/17	471,000	424,800
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	133,000	138,039
Capital One Financial Corp. FRS Senior Notes 1.55% due 07/15/14	165,000	159,732
Capital One Financial Corp.
Senior Notes
6.75% due 09/15/17	440,000	493,027
Capital One Financial Corp. Senior Notes 7.38% due 05/23/14	180,000	197,768
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	225,000	228,283
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	126,000	142,800
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	122,000	132,057
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	250,000	268,926
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	108,063
National City Corp. Sub. Notes 6.88% due 05/15/19	300,000	337,161
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/21(4)	465,000	455,700
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 6.11% due 03/15/12*(4)	323,000	235,790

3

SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/17	803,000	807,140
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	95,000	104,379
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	21,000	21,252
Wachovia Capital Trust III FRS Ltd. Guar. Notes 5.57% due 01/30/12(4)	156,000	130,650
Wachovia Corp. FRS Senior Notes 0.82% due 06/15/17	185,000	166,889
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	350,000	381,044
Wells Fargo & Co. FRS Senior Notes 0.62% due 10/28/15	213,000	202,826
Wells Fargo & Co. Senior Notes 2.63% due 12/15/16	275,000	274,832
Wells Fargo & Co. Senior Notes 3.68% due 06/15/16	175,000	182,875
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	100,000	113,953
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(4)	115,000	123,194
Wells Fargo Bank NA FRS Sub. Notes 0.67% due 05/16/16	290,000	254,923
Wells Fargo Bank NA Sub. Notes 5.95% due 08/26/36	250,000	257,393
		6,343,496
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/20	300,000	313,905
Coca-Cola Co. Senior Notes 3.30% due 09/01/21	235,000	247,462
Pepsico, Inc. Senior Notes 2.50% due 05/10/16	600,000	624,191
		1,185,558
Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 11/15/14	750,000	833,346
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/20	449,000	526,589
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19	325,000	420,927
		1,780,862
Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.70% due 06/01/15	215,000	226,124
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	70,000	71,750
Scripps Networks Interactive, Inc. Senior Notes 2.70% due 12/15/16	320,000	320,170
Turner Broadcasting, Inc. Company Guar. Notes 8.38% due 07/01/13	75,000	82,636
		700,680
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America
Senior Notes
6.75% due 05/01/21*	110,000	115,500
Building-Residential/Commercial — 0.0%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/19	90,000	61,425
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	60,000	57,000
		118,425
Cable/Satellite TV — 0.8%
AT&T Broadband Company Guar. Notes 8.38% due 03/15/13	540,000	587,258
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	131,000	144,719
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	390,000	492,891
COX Communications, Inc. Senior Notes 5.88% due 12/01/16*	30,000	34,637
COX Communications, Inc. Senior Notes 6.25% due 06/01/18*	200,000	232,905
COX Communications, Inc. Senior Notes 7.13% due 10/01/12	195,000	204,175

4

CSC Holdings LLC Senior Notes 7.88% due 02/15/18	279,000	308,992
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 3.13% due 02/15/16	400,000	405,198
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/21	150,000	160,533
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/41	100,000	115,302
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	139,000	149,772
Insight Communications Co., Inc. Senior Notes 9.38% due 07/15/18*	65,000	74,262
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	110,000	134,762
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/21	165,000	166,935
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	300,000	341,648
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/40	100,000	108,226
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	187,674
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 04/01/19	150,000	188,402
		4,038,291
Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/17*(6)	121,392	125,186
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/19*	45,000	42,525
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	109,000	115,676
		283,387
Cellular Telecom — 0.2%
Alltel Corp. Senior Notes 7.88% due 07/01/32	100,000	142,922
Cellco Partnership/Verizon Wireless Capital LLC Senior Notes 8.50% due 11/15/18	290,000	391,413
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	93,000	96,022
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	310,000	283,650
		914,007
Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.13% due 11/15/21	325,000	333,359
Dow Chemical Co. Senior Notes 4.25% due 11/15/20	270,000	280,649
Dow Chemical Co. Senior Notes 5.25% due 11/15/41	245,000	257,709
Dow Chemical Co. Senior Notes 7.60% due 05/15/14	175,000	197,893
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	7,000	7,302
PPG Industries, Inc. Senior Notes 1.90% due 01/15/16	36,000	35,947
		1,112,859
Chemicals-Plastics — 0.0%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	125,000	117,187
Chemicals-Specialty — 0.2%
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	231,000	290,179
Ecolab, Inc. Senior Notes 3.00% due 12/08/16	380,000	393,076
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	112,000	137,918
		821,173
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/19	125,000	121,250
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20	65,000	71,825

5

Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	55,000	56,375
James River Coal Co. Company Guar. Notes 7.88% due 04/01/19	40,000	30,200
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	125,000	120,000
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/18*	30,000	30,600
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/14*	80,000	80,000
		510,250
Commercial Services — 0.0%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	125,000	97,500
Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	106,000	113,791
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	31,000	31,620
International Business Machines Corp. Senior Notes 1.95% due 07/22/16	345,000	355,060
International Business Machines Corp. Senior Notes 5.60% due 11/30/39	300,000	385,404
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	210,000	273,268
		1,159,143
Computers — 0.4%
Hewlett-Packard Co. Senior Notes 2.63% due 12/09/14	423,000	426,727
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/16	908,000	914,405
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/20	200,000	197,414
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/21	230,000	237,370
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/21	300,000	316,524
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/41	162,000	179,273
		2,271,713
Consumer Products-Misc. — 0.1%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	50,000	38,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	215,000	224,675
		263,175
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	48,000	52,560
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/26	40,000	41,200
		93,760
Containers-Paper/Plastic — 0.0%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	34,000	37,230
Cosmetics & Toiletries — 0.1%
Procter & Gamble Co.
Senior Notes
1.45% due 08/15/16	385,000	389,514
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/15	45,000	47,869
		437,383
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	40,000	40,400
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	50,000	53,875
		94,275
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 6.63% due 11/01/20	145,000	148,987
Distribution/Wholesale — 0.0%
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16	100,000	101,500
Diversified Banking Institutions — 3.3%
BAC Capital Trust XV FRS Ltd. Guar. Notes 1.33% due 06/01/56	110,000	64,790

6

Bank of America Corp. FRS Senior Notes 1.94% due 07/11/14	231,000	207,797
Bank of America Corp. FDIC Guar. Notes 2.10% due 04/30/12	703,000	707,805
Bank of America Corp. FDIC Guar. Notes 3.13% due 06/15/12	759,000	769,206
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	245,000	226,307
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	490,000	442,083
Bank of America Corp. Senior Notes 5.65% due 05/01/18	500,000	476,376
Bank of America Corp. Senior Notes 5.75% due 12/01/17	275,000	259,743
Bank of America Corp. Senior Notes 5.88% due 01/05/21	130,000	123,738
Bank of America Corp. Senior Notes 6.00% due 09/01/17	350,000	341,820
Bank of America Corp. Sub. Notes 6.50% due 09/15/37	100,000	81,895
Citigroup, Inc. Senior Notes 4.50% due 01/14/22	105,000	101,012
Citigroup, Inc. Sub. Notes 4.88% due 05/07/15	185,000	182,730
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	273,000	270,190
Citigroup, Inc. Senior Notes 5.13% due 05/05/14	100,000	102,341
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	102,092
Citigroup, Inc. Senior Notes 5.50% due 10/15/14	160,000	164,488
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	353,000	355,664
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	36,000	37,727
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	480,000	512,271
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	500,000	532,178
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	685,000	592,532
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	320,000	333,108
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	100,000	109,861
Citigroup, Inc. Notes 8.50% due 05/22/19	50,000	58,854
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/16	220,000	212,569
Goldman Sachs Group, Inc.
Senior Notes
3.70% due 08/01/15	345,000	337,998
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/21	265,000	258,518
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	117,167
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	420,000	433,477
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	350,000	365,903
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/41	140,000	137,344
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	385,000	347,394
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	350,000	325,680
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/19	295,000	325,801
JPMorgan Chase & Co. FRS Sub. Notes 1.59% due 09/01/15	313,000	306,861
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	235,000	238,749
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/20	100,000	100,702

7

JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/21	125,000	126,238
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/20	100,000	102,122
JPMorgan Chase & Co. Notes 4.63% due 05/10/21	225,000	232,796
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/14	600,000	632,581
JPMorgan Chase & Co. Sub. Notes 5.15% due 10/01/15	150,000	159,207
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/42	514,000	536,403
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	150,000	167,352
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	251,000	275,875
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/19	225,000	254,843
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(4)	360,000	383,288
JPMorgan Chase Capital XVII Ltd. Guar. Notes 5.85% due 08/01/35	130,000	130,959
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.46% due 05/15/77	50,000	34,198
JPMorgan Chase Capital XXV Ltd. Guar. Bonds 6.80% due 10/01/37	400,000	401,500
Morgan Stanley Senior Notes 3.80% due 04/29/16	315,000	290,214
Morgan Stanley Sub. Notes 4.75% due 04/01/14	290,000	285,675
Morgan Stanley Senior Notes 5.45% due 01/09/17	200,000	192,553
Morgan Stanley Senior Notes 5.50% due 07/28/21	200,000	184,927
Morgan Stanley Senior Notes 5.55% due 04/27/17	220,000	212,259
Morgan Stanley Senior Notes 5.63% due 09/23/19	418,000	387,101
Morgan Stanley Senior Notes 6.00% due 05/13/14	150,000	151,457
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	146,797
Morgan Stanley Senior Notes 6.63% due 04/01/18	1,013,000	1,000,280
Nations Bank Corp. Sub. Notes 7.25% due 10/15/25	39,000	35,928
		16,989,324
Diversified Financial Services — 0.8%
General Electric Capital Corp. Senior Notes 3.75% due 11/14/14	150,000	158,110
General Electric Capital Corp. Senior Notes 4.38% due 09/16/20	185,000	189,049
General Electric Capital Corp. Senior Notes 4.65% due 10/17/21	300,000	313,100
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/21	255,000	272,583
General Electric Capital Corp. Senior Notes 5.50% due 01/08/20	245,000	269,572
General Electric Capital Corp. Senior Notes 5.63% due 05/01/18	1,575,000	1,764,003
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	367,000	388,869
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	150,000	164,083
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	315,000	368,846
		3,888,215
Diversified Manufacturing Operations — 0.3%
3M Co. Senior Notes 1.38% due 09/29/16	389,000	392,338
General Electric Co. Senior Notes 5.25% due 12/06/17	51,000	58,536
Harsco Corp. Senior Notes 2.70% due 10/15/15	247,000	254,738
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/21	120,000	126,669
Textron, Inc. Senior Notes 4.63% due 09/21/16	390,000	399,716
Textron, Inc. Senior Notes 6.20% due 03/15/15	250,000	268,370
		1,500,367

8

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 8.50% due 07/01/16	120,000	129,415
Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st. Mtg. Notes 5.38% due 11/01/40	149,000	176,307
Electric-Generation — 0.0%
AES Corp. Senior Notes 8.00% due 10/15/17	47,000	51,700
Edison Mission Energy Senior Notes 7.63% due 05/15/27	50,000	29,500
		81,200
Electric-Integrated — 1.9%
Ameren Illinois Co. Senior Sec. Notes 9.75% due 11/15/18	100,000	131,578
Cleco Power LLC Senior Notes 6.00% due 12/01/40	125,000	152,498
CMS Energy Corp. Senior Notes 2.75% due 05/15/14	196,000	193,577
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	277,437
Consumers Energy Co. 1st Mtg. Notes 5.00% due 03/15/15	100,000	110,100
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/21	486,000	541,304
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/41	25,000	26,971
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	230,000	252,424
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/16	200,000	232,321
Duke Energy Corp. Senior Notes 3.55% due 09/15/21	450,000	460,264
Duke Energy Corp. Senior Notes 6.30% due 02/01/14	500,000	551,642
Edison International Senior Notes 3.75% due 09/15/17	550,000	565,968
Entergy Corp. Senior Notes 3.63% due 09/15/15	80,000	81,207
Entergy Mississippi, Inc. 1st Mtg. Notes 3.25% due 06/01/16	48,000	49,895
Exelon Corp. Senior Notes 5.63% due 06/15/35	100,000	107,645
Exelon Generation Co. LLC Senior Notes 5.35% due 01/15/14	175,000	186,926
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/19	250,000	291,445
Georgia Power Co. Senior Notes 3.00% due 04/15/16	82,000	86,947
Georgia Power Co. Senior Notes 4.75% due 09/01/40	350,000	387,247
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/21	91,000	95,389
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	450,000	519,303
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	505,000	603,146
Mirant Mid Atlantic Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/17	37,557	38,590
Nevada Power Co. General Refunding Mtg. Notes 6.50% due 08/01/18	200,000	241,178
NiSource Finance Corp. Company Guar. Notes 6.15% due 03/01/13	68,000	71,413
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	91,988
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.55% due 12/01/41*	403,000	412,030
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/17	300,000	331,603
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/18	150,000	182,415
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/21	172,000	174,531
Pacific Gas & Electric Co. Senior Notes 4.80% due 03/01/14	300,000	322,191
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	155,000	191,865
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	212,037

9

Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/15	175,000	177,254
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	65,000	100,503
PPL Electric Utilities Corp. 1st Mtg. Notes 5.20% due 07/15/41	50,000	59,716
Progress Energy, Inc. Senior Notes 4.40% due 01/15/21	450,000	496,028
Progress Energy, Inc. Senior Notes 7.05% due 03/15/19	180,000	222,618
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	226,000	234,393
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/16	150,000	174,010
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/17	165,000	197,225
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/18	100,000	119,289
		9,956,111
Electronic Components-Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	117,000	119,047
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	24,000	26,760
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	95,000	109,488
		255,295
Electronic Components-Semiconductors — 0.3%
Broadcom Corp. Senior Notes 2.70% due 11/01/18	546,000	552,016
Intel Corp. Senior Notes 3.30% due 10/01/21	570,000	600,455
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	144,000	176,871
		1,329,342
Electronics-Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 3.95% due 11/15/16	145,000	146,352
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	732,000	723,252
		869,604
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/18	289,000	289,749
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/21	267,000	278,270
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18*	130,000	132,600
Hyundai Capital America Company Guar. Notes 4.00% due 06/08/17*	288,000	284,975
		985,594
Finance-Commercial — 0.3%
Caterpillar Financial Services Corp. Notes 1.55% due 12/20/13	100,000	101,356
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/16	1,250,000	1,283,189
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	62,391
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	88,000	90,529
		1,537,465
Finance-Consumer Loans — 0.1%
John Deere Capital Corp. Senior Notes 3.15% due 10/15/21	135,000	137,587
SLM Corp. Senior Notes 5.63% due 08/01/33	150,000	111,888
SLM Corp. Senior Notes 6.25% due 01/25/16	205,000	199,358
SLM Corp. Senior Notes 8.00% due 03/25/20	75,000	75,750
		524,583
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.25% due 05/20/14	400,000	446,711
American Express Credit Corp. Senior Notes 2.80% due 09/19/16	700,000	703,430
American Express Credit Corp. Senior Notes 5.88% due 05/02/13	100,000	105,115

10

Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	72,000	71,820
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	41,787
		1,368,863
Finance-Investment Banker/Broker — 0.4%
Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	299,000	316,102
Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	225,000	244,694
GFI Group, Inc. Senior Notes 8.38% due 07/19/18	196,000	174,440
Lazard Group LLC Senior Notes 6.85% due 06/15/17	250,000	262,243
Lehman Brothers Holdings Capital Trust VII FRS Ltd. Guar. Notes 5.86% due 05/31/12†(4)(7)(8)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(8)	131,000	13
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(8)	99,000	10
Merrill Lynch & Co., Inc. Sub. Notes 5.70% due 05/02/17	200,000	183,677
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	642,000	605,123
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	100,000	77,094
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	72,000	68,409
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	80,000	74,200
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	188,000	189,622
		2,195,633
Finance-Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	84,000	85,810
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	225,000	234,210
		320,020
Finance-Other Services — 0.0%
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	165,000	159,225
Financial Guarantee Insurance — 0.0%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	225,000	146,250
Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14	34,000	39,525
Food-Misc. — 0.5%
Cargill, Inc. Senior Notes 4.31% due 05/14/21*	414,000	450,003
Del Monte Corp. Company Guar. Notes 7.63% due 02/15/19	25,000	24,000
Kellogg Co. Senior Notes 3.25% due 05/21/18	435,000	457,458
Kraft Foods, Inc.
Senior Notes
4.13% due 02/09/16	400,000	434,291
Kraft Foods, Inc. Senior Notes 5.38% due 02/10/20	315,000	363,463
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	250,000	297,391
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	245,000	318,730
		2,345,336
Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	149,000	150,117
Gas-Distribution — 0.2%
AGL Capital Corp. Company Guar. Notes 6.38% due 07/15/16	85,000	96,843
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	165,893
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/18	95,000	110,904
Sempra Energy Senior Notes 6.50% due 06/01/16	65,000	75,823

11

Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	202,956
Sempra Energy Senior Notes 9.80% due 02/15/19	100,000	135,054
Southern Union Co. Senior Notes 7.60% due 02/01/24	132,000	155,280
		942,753
Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	35,000	32,638
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 10.50% due 11/01/18*	80,000	78,400
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	115,000	123,912
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	115,000	116,438
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/18	100,000	100,000
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	180,000	180,900
		521,250
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 2.25% due 08/15/16	275,000	280,355
Thermo Fisher Scientific, Inc. Senior Notes 5.00% due 06/01/15	300,000	333,825
		614,180
Insurance Brokers — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/16	125,000	126,420
AON Corp. Senior Notes 5.00% due 09/30/20	275,000	303,350
Marsh & McLennan Cos, Inc. Senior Notes 4.80% due 07/15/21	250,000	273,642
Marsh & McLennan Cos., Inc. Senior Notes 4.85% due 02/15/13	250,000	257,942
Marsh & McLennan Cos, Inc. Senior Notes 5.75% due 09/15/15	18,000	19,934
		981,288
Insurance-Life/Health — 0.4%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	98,000	101,377
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	132,000	133,523
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/39*	225,000	299,625
Pricoa Global Funding I Senior Sec. Notes 5.45% due 06/11/14*	200,000	216,158
Principal Financial Group, Inc. Company Guar. Notes 7.88% due 05/15/14	50,000	55,748
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/19	100,000	124,504
Protective Life Corp. Senior Notes 8.45% due 10/15/39	306,000	350,644
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	237,000	250,247
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/15	80,000	87,420
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	136,422
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/39*	132,000	169,409
Unum Group Senior Notes 7.13% due 09/30/16	136,000	155,191
		2,080,268
Insurance-Multi-line — 0.3%
Farmers Insurance Exchange Sub. Notes 8.63% due 05/01/24*	250,000	309,713
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	94,000	87,890
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/39*	100,000	127,292
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	442,000	465,452

12

Kemper Corp. Senior Notes 6.00% due 05/15/17	165,000	175,151
MMI Capital Trust I Ltd. Guar. Bonds 7.63% due 12/15/27	100,000	109,865
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/05/39*	200,000	241,691
		1,517,054
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	255,000	265,913
Liberty Mutual Insurance Co. Company Guar. Notes 7.70% due 10/15/97*	130,000	122,866
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/39*	245,000	358,376
		747,155
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II Ltd. Guar.Notes 9.70% due 04/01/30	170,000	225,083
Everest Reinsurance Holdings, Inc. FRS Jr. Sub. Bonds 6.60% due 05/01/67	235,000	206,800
		431,883
Insurance-Reinsurance — 0.1%
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	326,497
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	46,000	45,540
Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	125,000	122,500
Boston Scientific Corp. Senior Notes 6.00% due 01/15/20	235,000	262,340
		384,840
Medical Labs & Testing Services — 0.1%
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/39*	300,000	425,081
Medical Products — 0.1%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	100,000	100,777
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	161,000	215,149
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	69,000	74,520
Universal Hospital Services, Inc. Sec. Notes 8.50% due 06/01/15(6)	100,000	101,000
		491,446
Medical-Biomedical/Gene — 0.7%
Amgen, Inc. Senior Notes 2.50% due 11/15/16	495,000	500,937
Amgen, Inc. Senior Notes 3.88% due 11/15/21	375,000	378,418
Amgen, Inc. Senior Notes 4.10% due 06/15/21	350,000	359,018
Amgen, Inc. Senior Notes 5.15% due 11/15/41	327,000	338,996
Amgen, Inc. Senior Notes 6.40% due 02/01/39	180,000	212,239
Celgene Corp. Senior Notes 2.45% due 10/15/15	105,000	106,373
Genzyme Corp. Company Guar. Notes 3.63% due 06/15/15	110,000	117,447
Gilead Sciences, Inc. Senior Notes 2.40% due 12/01/14	340,000	346,123
Gilead Sciences, Inc. Senior Notes 3.05% due 12/01/16	415,000	424,746
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/21	318,000	336,664
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/41	299,000	331,042
		3,452,003
Medical-Drugs — 0.2%
Axcan Intermediate Holdings, Inc. Company Guar. Notes 12.75% due 03/01/16	20,000	21,100
Johnson & Johnson Notes 5.55% due 08/15/17	190,000	229,367
Schering Plough Corp. Senior Notes 5.30% due 12/01/13	300,000	326,107

13

Wyeth Corp. Company Guar. Bonds 6.50% due 02/01/34	250,000	338,189
		914,763
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 6.00% due 11/15/18*	50,000	51,438
Medical-HMO — 0.4%
Cigna Corp. Senior Notes 4.00% due 02/15/22	475,000	470,599
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	193,000	214,464
Multiplan, Inc. Company Guar. Notes 9.88% due 09/01/18*	100,000	104,000
UnitedHealth Group, Inc. Senior Notes 3.88% due 10/15/20	15,000	15,931
UnitedHealth Group, Inc. Senior Notes 4.88% due 02/15/13	300,000	312,395
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/18	295,000	350,743
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	134,802
WellPoint, Inc. Senior Notes 5.25% due 01/15/16	500,000	559,780
		2,162,714
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	80,000	81,200
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	130,000	142,350
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	25,000	21,812
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	84,000	78,960
		324,322
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 4.00% due 06/15/15	300,000	321,047
Metal-Aluminum — 0.1%
Alcoa, Inc. Senior Notes 5.72% due 02/23/19	175,000	181,061
Alcoa, Inc. Senior Notes 5.90% due 02/01/27	95,000	93,931
Alcoa, Inc. Senior Notes 6.75% due 07/15/18	140,000	154,545
		429,537
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	125,000	132,812
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 4.80% due 10/01/20	313,000	310,488
MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	160,000	140,800
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	540,000	697,076
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	50,000	58,941
NBC Universal Media LLC Senior Notes 3.65% due 04/30/15	290,000	306,086
NBC Universal Media LLC Senior Notes 5.15% due 04/30/20	125,000	139,172
News America, Inc. Company Guar. Notes 6.15% due 02/15/41	185,000	213,229
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	150,000	164,369
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	279,000	303,807
News America, Inc. Company Guar. Notes 6.90% due 03/01/19	150,000	176,294
News America, Inc. Company Guar. Notes 7.28% due 06/30/28	95,000	107,792
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/34	131,000	158,455
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/23	70,000	92,114

14

Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/23	175,000	227,920
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	198,000	259,523
Time Warner, Inc. Company Guar. 3.15% due 07/15/15	200,000	208,024
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/22	60,000	61,888
Viacom, Inc. Senior Notes 4.38% due 09/15/14	300,000	321,375
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	404,615
		3,900,680
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	95,000	103,075
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	240,000	248,603
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	377,000	445,595
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	250,000	348,644
		1,042,842
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 4.50% due 05/15/21	144,000	145,939
Xerox Corp. Senior Notes 5.63% due 12/15/19	45,000	49,157
Xerox Corp. Senior Notes 6.35% due 05/15/18	175,000	197,131
Xerox Corp. Senior Notes 6.40% due 03/15/16	230,000	257,355
Xerox Corp. Senior Notes 8.25% due 05/15/14	100,000	112,838
		762,420
Oil & Gas Drilling — 0.1%
Nabors Industries, Inc. Company Guar. Notes 9.25% due 01/15/19	421,000	529,574
Oil Companies-Exploration & Production — 0.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	60,000	58,200
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/14	185,000	199,094
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	300,000	340,065
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	200,000	222,578
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	100,000	114,010
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	75,000	75,750
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/21	35,000	35,437
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	200,000	214,000
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/21	100,000	104,500
Devon Energy Corp. Senior Notes 2.40% due 07/15/16	200,000	204,780
Devon Energy Corp. Senior Notes 7.95% due 04/15/32	85,000	121,651
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/19	25,000	25,437
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	90,000	97,650
Milagro Oil & Gas Sec. Notes 10.50% due 05/15/16	27,000	18,900
Noble Energy, Inc. Senior Notes 6.00% due 03/01/41	192,000	222,136
Pioneer Natural Resources Co. Senior Notes 7.50% due 01/15/20	120,000	140,741
Plains Exploration & Production Co. Company Guar. Notes 7.63% due 04/01/20	100,000	108,250
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	50,000	53,875
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/21	15,000	14,888

15

Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	269,000	311,253
		2,683,195
Oil Companies-Integrated — 0.4%
ConocoPhillips Company Guar. Notes 5.90% due 10/15/32	300,000	369,548
ConocoPhillips Company Guar. Notes 6.50% due 02/01/39	400,000	553,307
Hess Corp. Senior Notes 5.60% due 02/15/41	652,000	728,461
Hess Corp. Senior Notes 7.88% due 10/01/29	291,000	390,951
		2,042,267
Oil Refining & Marketing — 0.1%
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/15	215,000	230,033
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/20	200,000	222,465
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/37	100,000	107,224
		559,722
Oil-Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	125,000	118,750
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	249,614
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	38,000	39,520
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	90,000	92,025
		499,909
Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	318,000	353,285
International Paper Co. Senior Notes 7.30% due 11/15/39	200,000	243,297
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	100,000	100,000
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	305,000	346,771
		1,043,353
Pharmacy Services — 0.2%
Aristotle Holding, Inc. Company Guar. Notes 2.75% due 11/21/14*	353,000	357,280
Aristotle Holding, Inc. Company Guar. Notes 6.13% due 11/15/41*	127,000	137,311
Express Scripts, Inc. Company Guar. Notes 3.13% due 05/15/16	20,000	20,111
Express Scripts, Inc. Company Guar. Notes 6.25% due 06/15/14	115,000	125,343
Express Scripts, Inc. Company Guar. Notes 7.25% due 06/15/19	195,000	232,375
Medco Health Solutions, Inc. Senior Notes 7.25% due 08/15/13	250,000	270,105
		1,142,525
Pipelines — 1.1%
CenterPoint Energy Resources Corp.
Senior Notes
4.50% due 01/15/21	210,000	222,414
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	100,000	104,000
DCP Midstream LLC Senior Notes 9.70% due 12/01/13*	100,000	112,828
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/15*	200,000	218,059
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/36*	220,000	250,903
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	370,000	415,461
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	341,000	375,825
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	45,000	49,163
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/14	70,000	78,483
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/19	100,000	118,947

16

Enterprise Products Operating LLC Company Guar. Notes 5.60% due 10/15/14	200,000	219,133
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	307,000	358,001
Enterprise Products Operating LLC Company Guar. Senior Notes 6.50% due 01/31/19	150,000	174,673
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	150,000	150,000
IFM US Colonial Pipeline 2 LLC Senior Sec. Notes 6.45% due 05/01/21*	250,000	266,689
Kinder Morgan Energy Partners LP Senior Notes 6.38% due 03/01/41	325,000	366,355
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	285,000	321,904
Kinder Morgan Energy Partners LP Senior Notes 7.40% due 03/15/31	75,000	89,617
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	85,000	88,506
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	150,000	151,522
NGPL PipeCo LLC Senior Notes 7.12% due 12/15/17*	140,000	138,205
Panhandle Eastern Pipeline Co. LP Senior Notes 6.20% due 11/01/17	225,000	256,012
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 5.75% due 01/15/20	250,000	279,012
Plains All American Pipeline LP/PAA Finance Corp. Company Guar. Notes 6.50% due 05/01/18	82,000	95,375
Rockies Express Pipeline LLC Senior Notes 3.90% due 04/15/15*	210,000	207,520
Southern Natural Gas Co./Southern Natural Issuing Corp. Senior Notes 4.40% due 06/15/21	149,000	153,285
Williams Partners LP Senior Notes 3.80% due 02/15/15	325,000	341,183
Williams Partners LP Senior Notes 4.13% due 11/15/20	90,000	92,365
		5,695,440
Printing-Commercial — 0.0%
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/21	100,000	93,000
Private Corrections — 0.0%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/21	100,000	100,500
Publishing-Newspapers — 0.0%
McClatchy Co. Senior Sec. Notes 11.50% due 02/15/17	100,000	96,750
Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 4.50% due 01/15/18	206,000	209,556
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	105,000	103,577
Boston Properties LP Senior Notes 3.70% due 11/15/18	165,000	170,012
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	310,000	305,157
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	419,000	433,758
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	65,000	65,414
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/15	150,000	164,485
Duke Realty LP Senior Notes 5.95% due 02/15/17	15,000	16,127
Duke Realty LP Senior Notes 7.38% due 02/15/15	250,000	274,550
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	205,000	219,350
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	166,723
HCP, Inc. Senior Notes 3.75% due 02/01/16	135,000	137,358
HCP, Inc. Senior Notes 5.38% due 02/01/21	120,000	125,806

17

HCP, Inc. Senior Notes 6.00% due 01/30/17	50,000	54,100
HCP, Inc. Senior Notes 6.30% due 09/15/16	300,000	329,153
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	97,000	95,806
Kimco Realty Corp. Senior Notes 4.30% due 02/01/18	150,000	152,094
Kimco Realty Corp. Senior Notes 5.19% due 10/01/13	80,000	83,154
Liberty Property LP Senior Notes 4.75% due 10/01/20	80,000	81,294
Liberty Property LP Senior Notes 5.50% due 12/15/16	110,000	118,936
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	182,395
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	100,000	101,000
Simon Property Group LP Senior Notes 5.10% due 06/15/15	145,000	158,440
Simon Property Group LP Senior Notes 6.13% due 05/30/18	175,000	200,901
UDR, Inc. Company Guar. Notes 4.25% due 06/01/18	70,000	71,589
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/15	155,000	151,573
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	230,000	221,984
		4,394,292
Real Estate Management/Services — 0.2%
AMB Property LP Company Guar. Notes 4.00% due 01/15/18	185,000	174,887
AMB Property LP Company Guar. Notes 4.50% due 08/15/17	85,000	84,838
AMB Property LP Company Guar. Notes 6.13% due 12/01/16	220,000	240,249
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19*	110,000	107,250
ProLogis LP Company Guar. Notes 6.63% due 05/15/18	200,000	217,207
		824,431
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/16	60,000	56,835
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	104,599
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	111,892
		273,326
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(5)(9)	70,000	7
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	60,000	62,100
ERAC USA Finance LLC
Company Guar. Notes
2.75% due 07/01/13*	100,000	101,687
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/37*	215,000	258,661
RSC Equipment Rental, Inc./RSC Holdings III LLC Company Guar. Notes 8.25% due 02/01/21	80,000	81,000
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	85,000	82,875
		586,323
Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 4.00% due 11/15/20	225,000	229,976
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 5.88% due 12/16/36	350,000	439,209
Retail-Discount — 0.4%
Target Corp. Senior Notes 5.38% due 05/01/17	300,000	352,585
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/20	350,000	383,590

18

Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	133,000	159,093
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/41	705,000	911,143
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	275,000	369,307
		2,175,718
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 3.25% due 05/18/15	220,000	231,957
CVS Caremark Corp. Senior Notes 5.75% due 05/15/41	105,000	125,027
CVS Caremark Corp. Senior Notes 6.13% due 09/15/39	225,000	273,799
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	166,000	200,845
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	117,449	120,042
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	215,000	220,194
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28	196,186	204,169
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/20	100,000	110,500
		1,486,533
Retail-Office Supplies — 0.0%
Staples, Inc. Company Guar. Notes 9.75% due 01/15/14	50,000	57,174
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/19*	15,000	15,600
Retail-Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	38,494
Retail-Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	55,000	55,825
Landry’s Restaurants, Inc. Sec. Notes 11.63% due 12/01/15	75,000	78,938
McDonald’s Corp. Senior Notes 2.63% due 01/15/22	500,000	502,726
		637,489
Retail-Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	78,000	80,730
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	290,000	296,926
Washington Mutual Preferred Funding Delaware Jr. Sub. Notes 6.53% due 03/15/12*†(4)(7)(8)	100,000	500
		297,426
Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	95,000	59,850
Special Purpose Entities — 0.3%
FUEL Trust Sec. Notes 3.98% due 06/15/16*	216,000	215,971
FUEL Trust Sec. Notes 4.21% due 04/15/16*	674,000	679,722
Goldman Sachs Capital I Ltd. Guar.Notes 6.35% due 02/15/34	250,000	211,602
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/33*	190,000	210,102
		1,317,397
Steel-Producers — 0.0%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	40,000	40,400
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	110,000	114,675
		155,075
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	160,000	160,800
Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	180,000	211,842

19

Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	55,071
Verizon Global Funding Corp. Senior Notes 7.75% due 12/01/30	540,000	752,067
		1,018,980
Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	187,000	190,839
Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 3.88% due 08/15/21	235,000	248,571
AT&T Inc. Senior Notes 4.45% due 05/15/21	105,000	115,339
AT&T, Inc. Senior Notes 4.95% due 01/15/13	200,000	208,444
AT&T, Inc. Senior Notes 5.35% due 09/01/40	556,000	625,444
AT&T, Inc. Senior Notes 5.50% due 02/01/18	375,000	434,074
AT&T, Inc. Senior Notes 6.30% due 01/15/38	350,000	429,708
BellSouth Corp. Senior Notes 6.55% due 06/15/34	248,000	295,212
Century Telephone Enterprise Senior Notes 6.88% due 01/15/28	110,000	102,542
CenturyLink, Inc. Senior Notes 6.45% due 06/15/21	371,000	371,683
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	244,000	239,429
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	5,000	5,019
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,075
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	16,000	16,360
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	46,000	47,092
SBC Communications Senior Notes 5.10% due 09/15/14	225,000	247,825
SBC Communications Senior Notes 6.45% due 06/15/34	135,000	162,378
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	415,000	526,802
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	150,000	202,609
		4,288,606
Television — 0.1%
CBS Corp. Company Guar. Notes 8.20% due 05/15/14	250,000	283,451
CBS Corp. Company Guar. Notes 8.88% due 05/15/19	175,000	224,768
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/30	70,000	89,054
		597,273
Tobacco — 0.4%
Altria Group, Inc. Company Guar. Notes 4.75% due 05/05/21	150,000	165,156
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	100,000	112,895
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/19	135,000	181,272
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	363,261
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/38	125,000	190,123
Lorillard Tobacco Co. Company Guar. Notes 3.50% due 08/04/16	235,000	237,698
Lorillard Tobacco Co. Company Guar. Notes 6.88% due 05/01/20	95,000	106,157
Lorillard Tobacco Co. Company Guar. Notes 8.13% due 06/23/19	125,000	148,900
Reynolds American, Inc. Company Guar. Notes 7.63% due 06/01/16	81,000	96,587

20

Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/18	175,000	209,872
		1,811,921
Transport-Rail — 0.1%
CSX Corp. Senior Notes 4.25% due 06/01/21	95,000	101,495
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	197,000	228,678
		330,173
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.15% due 03/02/15	74,000	76,047
Ryder System, Inc. Senior Notes 3.60% due 03/01/16	82,000	84,595
Ryder System, Inc. Senior Notes 5.00% due 06/15/12	71,000	72,184
		232,826
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	80,000	87,200
Web Portals/ISP — 0.1%
Google, Inc. Senior Notes 3.63% due 05/19/21	400,000	437,288
Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	6,835	7,059
Total U.S. CORPORATE BONDS & NOTES (cost $129,116,642)		134,858,207
FOREIGN CORPORATE BONDS & NOTES — 8.5%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 4.75% due 11/21/21*	75,000	74,453
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 4.75% due 10/11/21*	438,000	445,753
Agricultural Chemicals — 0.3%
Agrium, Inc. Senior Notes 7.70% due 02/01/17	100,000	120,922
Agrium, Inc. Senior Notes 7.80% due 02/01/27	185,000	235,636
Yara International ASA Senior Notes 5.25% due 12/15/14*	355,000	382,441
		738,999
Banks-Commercial — 0.8%
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/14*	200,000	188,483
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*	381,000	377,402
Barclays Bank PLC Senior Notes 5.13% due 01/08/20	100,000	102,722
Barclays Bank PLC Sub. Notes 5.14% due 10/14/20	125,000	105,811
Barclays Bank PLC FRS
Jr. Sub. Bonds
5.93% due 12/15/16*(4)	157,000	130,310
Barclays Bank PLC
Sub. Notes
6.05% due 12/04/17*	796,000	719,789
Barclays Bank PLC FRS Jr. Sub. Notes 6.86% due 06/15/32*(4)	94,000	72,380
Commonwealth Bank of Australia Notes 3.25% due 03/17/16*	254,000	258,111
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	1,076,000	1,061,185
Dresdner Bank AG Sub. Notes 7.25% due 09/15/15	146,000	122,453
HBOS PLC Sub. Notes 6.75% due 05/21/18*	123,000	98,620
Nordea Bank AB Senior Notes 3.70% due 11/13/14*	255,000	259,063
Nordea Bank AB FRS Jr. Sub. Bonds 8.38% due 03/25/15(4)	84,000	86,457
Rabobank Nederland NV Company Guar. Notes 2.13% due 10/13/15	123,000	120,276

21

Standard Chartered PLC Senior Notes 3.20% due 05/12/16*	204,000	201,621
Toronto-Dominion Bank Senior Notes 2.38% due 10/19/16	266,000	270,679
Westpac Banking Corp. FRS Jr. Sub. Notes 0.74% due 03/30/12(4)	360,000	205,200
		4,380,562
Banks-Money Center — 0.1%
ABN Amro Bank NV FRS Senior Notes 2.20% due 01/30/14*	60,000	58,520
ABN Amro Bank NV Senior Notes 3.00% due 01/31/14*	88,000	87,366
Lloyds TSB Bank PLC Bank Guar. Notes 4.38% due 01/12/15*	125,000	120,332
Lloyds TSB Bank PLC Bank Guar. Notes 4.88% due 01/21/16	180,000	175,425
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	190,000	203,026
		644,669
Banks-Special Purpose — 0.1%
Eksportfinans ASA Senior Notes 2.38% due 05/25/16	390,000	315,874
Beverages-Wine/Spirits — 0.1%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/21*	300,000	338,460
Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 6.63% due 01/15/40	190,000	214,248
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	224,031
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/16	540,000	538,496
Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	5,000	5,450
Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 6.00% due 08/15/15	220,000	226,050
Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/18	125,000	132,969
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/21	200,000	212,519
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	625,000	647,341
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/15	150,000	140,656
Royal Bank of Scotland PLC Bank Guar. Notes 6.13% due 01/11/21	275,000	271,295
Royal Bank of Scotland Group PLC Sub. Notes 5.00% due 10/01/14	182,000	150,233
UBS AG Notes 3.88% due 01/15/15	250,000	249,313
		1,671,357
Diversified Manufacturing Operations — 0.1%
Siemens Financieringsmaatschappij NV Company Guar. Notes 6.13% due 08/17/26*	350,000	424,874
Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 1.13% due 11/21/14	167,000	167,392
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	100,000	129,723
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 7.00% due 11/01/15*	100,000	101,000
Xstrata Canada Financial Corp. Company Guar. Notes 3.60% due 01/15/17*	150,000	151,236
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	128,000	142,590
		691,941
Diversified Operations — 0.1%
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.75% due 09/11/19*	230,000	257,637
Votorantim Cimentos SA Company Guar. Notes 7.25% due 04/05/41*	324,000	313,470
		571,107
Electric-Integrated — 0.1%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/21*	446,000	463,394

22

Enel Finance International NV Company Guar. Notes 6.80% due 09/15/37*	180,000	156,324
		619,718
Food-Retail — 0.1%
Tesco PLC Senior Notes 2.00% due 12/05/14*	469,000	473,899
Gold Mining — 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 5.38% due 04/15/20	156,000	154,979
Kinross Gold Corp. Company Guar. Notes 6.88% due 09/01/41*	201,000	205,112
		360,091
Insurance-Multi-line — 0.0%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(4)	70,000	59,500
XL Group PLC Senior Notes 6.38% due 11/15/24	79,000	83,049
		142,549
Insurance-Reinsurance — 0.0%
Validus Holdings, Ltd. Senior Notes 8.88% due 01/26/40	128,000	139,840
Investment Companies — 2.9%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/15*	14,000,000	15,305,276
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	490,000	660,924
Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/21	376,000	382,443
Metal-Diversified — 0.2%
Inco, Ltd. Senior Bonds 7.20% due 09/15/32	220,000	259,360
Inco, Ltd. Senior Bonds 7.75% due 05/15/12	60,000	61,232
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/15	225,000	242,362
Rio Tinto Finance USA, Ltd. Company Guar. Notes 2.25% due 09/20/16	305,000	310,642
		873,596
Oil & Gas Drilling — 0.3%
Ensco PLC Senior Notes 4.70% due 03/15/21	517,000	538,407
Transocean, Inc. Company Guar. Notes 4.95% due 11/15/15	160,000	163,384
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	656,000	697,251
		1,399,042
Oil Companies-Exploration & Production — 0.5%
Canadian Natural Resources, Ltd. Senior Notes 1.45% due 11/14/14	220,000	221,157
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/17	400,000	472,944
CNPC HK Overseas Capital, Ltd.
Company Guar. Notes
4.50% due 04/28/21*	255,000	264,637
Devon Financing Corp. ULC Company Guar. Bonds 7.88% due 09/30/31	150,000	212,176
Encana Corp.
Senior Notes
5.15% due 11/15/41	145,000	148,027
Encana Corp. Senior Notes 5.90% due 12/01/17	400,000	453,380
Nexen, Inc. Senior Notes 6.20% due 07/30/19	100,000	116,211
Nexen, Inc. Senior Notes 6.40% due 05/15/37	348,000	368,622
Nexen, Inc. Senior Notes 7.50% due 07/30/39	286,000	342,854
		2,600,008
Oil Companies-Integrated — 1.1%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*	648,000	662,163
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/21*	375,000	386,538
BP Capital Markets PLC Company Guar. Notes 1.70% due 12/05/14	200,000	200,510

23

BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	779,000	783,968
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	474,000	496,478
BP Capital Markets PLC Company Guar. Notes 3.56% due 11/01/21	404,000	420,598
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	200,000	213,561
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/21	75,000	84,949
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	156,000	210,432
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/21	475,000	498,806
Petrobras International Finance Co. Company Guar. Notes 6.13% due 10/06/16	200,000	221,713
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/19	250,000	298,424
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/41	600,000	675,000
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	400,000	550,524
		5,703,664
Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	34,000	36,125
Sappi Papier Holding GmbH Senior Sec. Notes 6.63% due 04/15/21*	140,000	120,050
		156,175
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS Jr. Sub. Notes 6.35% due 05/15/67	171,000	171,575
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/19*	100,000	101,500
Special Purpose Entity — 0.0%
SMFG Preferred Capital, Ltd. FRS Jr. Sub. Notes 6.08% due 01/25/17*(4)	111,000	107,670
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	280,000	286,635
ArcelorMittal Senior Notes 5.50% due 03/01/21	125,000	114,739
ArcelorMittal Senior Notes 6.13% due 06/01/18	100,000	98,756
ArcelorMittal Senior Notes 9.85% due 06/01/19	75,000	83,416
		583,546
Telecom Services — 0.0%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	125,000	123,125
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	420,000	585,862
Telecom Italia Capital SA Company Guar. Notes 5.25% due 10/01/15	242,000	221,994
Telecom Italia Capital SA
Company Guar. Notes
7.00% due 06/04/18	172,000	160,802
Telecom Italia Capital SA
Company Guar. Bonds
7.72% due 06/04/38	125,000	106,606
Telefonica Emisiones SAU Company Guar. Notes 2.58% due 04/26/13	375,000	365,924
Telefonica Emisiones SAU Company Guar. Notes 3.99% due 02/16/16	125,000	120,187
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/19	270,000	298,559
		1,859,934
Therapeutics — 0.0%
Warner Chilcott Corp.
Company Guar. Notes
7.75% due 09/15/18	90,000	91,913
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	135,788
Transport-Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	266,000	269,770
Canadian Pacific Railway, Ltd. Senior Notes 5.75% due 01/15/42	214,000	226,222
		495,992
Total Foreign Corporate Bonds & Notes (cost $43,542,970)		44,127,561
FOREIGN GOVERNMENT AGENCIES — 1.3%
Regional Authority — 0.2%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	326,000	345,383

24

Province of Ontario, Canada Senior Notes 3.00% due 07/16/18	700,000	736,214
		1,081,597
Sovereign — 1.1%
Federal Republic of Brazil Senior Notes 5.88% due 01/15/19	200,000	236,500
Federal Republic of Brazil Senior Notes 7.13% due 01/20/37	220,000	303,600
Federal Republic of Brazil Senior Notes 8.00% due 01/15/18	361,111	422,500
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/19	350,000	486,500
Government of Qatar Senior Notes 4.50% due 01/20/22*	350,000	360,500
Republic of Argentina Senior Bonds 8.28% due 12/31/33(10)	658,639	480,807
Republic of Colombia Senior Bonds 6.13% due 01/18/41	300,000	370,500
Republic of Peru Senior Bonds 8.75% due 11/21/33	175,000	266,875
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	340,000	405,875
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	654,520
Russian Federation Senior Notes 7.50% due 03/31/30(11)	334,000	387,857
United Mexican States Senior Notes 5.13% due 01/15/20	200,000	228,500
United Mexican States Senior Notes 5.75% due 10/12/2110	132,000	140,580
United Mexican States Senior Notes 5.95% due 03/19/19	400,000	475,400
United Mexican States Senior Notes 6.05% due 01/11/40	230,000	281,175
		5,501,689
Total Foreign Government Agencies (cost $6,109,280)		6,583,286
U.S. GOVERNMENT AGENCIES — 27.8%
Federal Home Loan Bank — 0.9%
1.25% due 12/12/14	660,000	669,733
1.88% due 06/21/13	1,380,000	1,410,849
3.38% due 02/27/13	2,635,000	2,727,960
		4,808,542
Federal Home Loan Mtg. Corp. — 2.7%
Federal Home Loan Mtg. Corp.
1.00% due 08/27/14	1,414,000	1,427,762
2.00% due 08/25/16	548,000	569,846
3.75% due 03/27/19	796,000	908,659
4.00% due 05/01/40	893,555	943,142
4.00% due 02/01/41	1,899,069	1,994,664
4.50% due 01/15/13	1,144,000	1,194,231
4.50% due 01/01/39	157,800	167,356
4.50% due 04/01/40	1,723,358	1,841,726
4.50% due 08/01/40	132,547	140,532
5.00% due 07/01/35	75,529	81,268
5.00% due 11/01/36	170,698	183,720
5.00% due 12/01/36	400,769	431,342
5.00% due 01/01/37	117,672	126,649
5.00% due 03/01/38	143,039	153,861
5.50% due 07/01/37	242,352	263,302
5.50% due 08/01/37	15,152	16,462
5.50% due 09/01/37	222,871	242,136
5.50% due 10/01/37	1,010,117	1,097,433
5.50% due 05/01/38	599,236	651,035
5.50% due 10/01/38	158,455	172,152
6.00% due 11/01/37	117,744	129,505
6.25% due 07/15/32	206,000	299,817
6.50% due 03/01/37	152,882	171,544
6.50% due 11/01/37	164,518	184,600
6.75% due 03/15/31	100,000	150,326
FREMF Mtg. Trust VRS Series 2011-K701, Class X2 IO 0.20% due 07/25/48*(2)(3)	12,364,740	113,150
Series 2011-K12, Class B 4.49% due 01/25/46*(3)	255,000	215,187
Series 2011-K13, Class B 4.73% due 01/25/48*(3)	165,752	143,411
Federal Home Loan Mtg. Corp., Structured Pass-Thru VRS Series K701, Class X1 IO 0.47% due 11/25/17(2)(3)	2,438,118	36,926
Series K013, Class X1 IO 0.84% due 01/25/21(2)(3)	2,497,568	103,831
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40(3)	456,825	505,797
		14,661,372
Federal National Mtg. Assoc. — 6.7%
zero coupon due 10/09/19	602,000	462,857
0.63% due 10/30/14	1,505,000	1,502,264
1.63% due 10/26/15	750,000	768,606
2.38% due 04/11/16	1,245,000	1,315,408
4.00% due 06/01/39	400,860	426,299
4.00% due 09/01/40	612,187	643,672
4.00% due 10/01/40	913,005	959,962
4.00% due 03/01/41	965,279	1,014,925
4.00% due 08/01/41	3,905,909	4,108,016
4.50% due 10/01/24	279,932	298,513
4.50% due 01/01/39	114,790	122,249
4.50% due 06/01/39	637,235	684,019
4.50% due 11/01/39	4,209,997	4,565,130
4.50% due 07/01/41	2,189,050	2,331,294
5.00% due 03/15/16	92,000	107,210
5.00% due 05/01/40	3,498,874	3,811,232
5.00% due 07/01/40	2,526,517	2,732,278
5.50% due 11/01/22	68,997	74,918

25

5.50% due 07/01/23	585,174	635,392
5.50% due 08/01/34	386,256	421,999
5.50% due 03/01/35	697,960	762,546
5.50% due 11/01/36	629,832	687,130
5.50% due 12/01/36	7,643	8,339
5.50% due 08/01/37	299,524	327,428
5.50% due 07/01/38	525,289	572,419
6.00% due 10/01/36	898,021	990,663
6.00% due 11/01/37	1,920,695	2,117,033
6.00% due 07/01/38	368,821	406,408
6.50% due 07/01/36	130,881	147,000
6.50% due 10/01/37	12,235	13,696
6.63% due 11/15/30	871,000	1,290,084
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41(3)	478,202	518,573
		34,827,562
Government National Mtg. Assoc. — 17.5%
4.00% due 10/15/39	135,134	145,180
4.00% due 09/15/40	1,406,014	1,511,563
4.00% due 11/15/40	471,050	506,070
4.00% due 01/15/41	467,259	501,996
4.00% due 02/15/41	451,258	484,806
4.00% due 03/15/41	12,999,999	13,966,467
4.00% due 06/15/41	514,385	552,811
4.00% due 08/15/41	2,896,641	3,111,988
4.00% due 09/15/41	586,832	630,459
4.50% due 04/15/18	84,315	90,375
4.50% due 05/15/18	579,791	630,597
4.50% due 08/15/18	26,171	28,464
4.50% due 09/15/18	244,950	266,414
4.50% due 10/15/18	969,001	1,054,019
4.50% due 09/15/33	221,417	242,915
4.50% due 03/15/39	623,111	681,080
4.50% due 05/15/39	2,547,724	2,784,743
4.50% due 06/15/39	9,112,490	9,960,235
4.50% due 07/15/39	149,901	163,847
4.50% due 09/15/39	521,557	570,078
4.50% due 10/15/39	536,878	586,824
4.50% due 11/15/39	21,336	23,321
4.50% due 01/15/40	204,162	222,708
4.50% due 02/15/40	489,325	533,777
4.50% due 03/15/40	248,261	270,814
4.50% due 04/15/40	12,663	13,813
4.50% due 05/15/40	5,422,684	5,915,301
4.50% due 06/15/40	3,187,592	3,477,165
4.50% due 07/15/40	103,695	113,536
4.50% due 08/15/40	769,651	839,569
4.50% due 09/15/40	1,470,266	1,603,831
4.50% due 12/15/40	420,979	462,248
4.50% due 03/15/41	446,060	487,592
4.50% due 04/15/41	625,274	682,076
4.50% due 05/15/41	584,286	638,430
4.50% due 06/15/41	8,919,196	9,729,729
4.50% due 07/15/41	631,301	688,650
4.50% due 08/15/41	2,994,047	3,274,988
5.00% due 06/15/33	12,988	14,470
5.00% due 08/15/33	78,180	87,113
5.00% due 09/15/33	119,943	133,628
5.00% due 10/15/33	88,976	99,128
5.00% due 11/15/33	10,038	11,227
5.00% due 06/15/34	297,437	331,280
5.00% due 05/15/35	9,293	10,336
5.00% due 09/15/35	12,111	13,470
5.00% due 11/15/35	425,068	472,768
5.00% due 02/15/36	371,398	412,031
5.00% due 02/20/36	822,752	914,849
5.00% due 03/15/36	139,289	154,528
5.00% due 05/15/36	322,306	357,568
5.00% due 06/15/36	267,123	297,934
5.00% due 08/15/36	22,295	24,734
5.00% due 07/15/38	1,053,430	1,168,023
5.00% due 08/15/38	4,313,945	4,783,222
5.50% due 02/15/32	15,741	17,770
5.50% due 03/15/32	19,215	21,834
5.50% due 12/15/32	20,224	22,831
5.50% due 01/15/33	10,880	12,282
5.50% due 02/15/33	74,531	84,147
5.50% due 03/15/33	266,540	300,963
5.50% due 04/15/33	833,034	940,591
5.50% due 05/15/33	6,691	7,554
5.50% due 06/15/33	1,084,419	1,224,346
5.50% due 07/15/33	963,083	1,089,192
5.50% due 08/15/33	195,212	220,374
5.50% due 09/15/33	25,489	28,942
5.50% due 11/15/33	153,752	173,571
5.50% due 12/15/33	8,707	9,829
5.50% due 01/15/34	368,626	415,915
5.50% due 02/15/34	162,247	183,162
6.00% due 04/15/28	388,768	441,982
6.00% due 01/15/29	51,580	58,855
6.00% due 03/15/29	28,609	32,644
6.00% due 11/15/31	23,819	27,107
6.00% due 12/15/31	54,799	62,365
6.00% due 04/15/32	54,541	62,071
6.00% due 08/15/32	7,473	8,504
6.00% due 09/15/32	46,645	53,085
6.00% due 10/15/32	183,997	209,400
6.00% due 11/15/32	63,326	72,002
6.00% due 01/15/33	10,307	11,730
6.00% due 02/15/33	118,285	134,616
6.00% due 03/15/33	38,172	43,442
6.00% due 09/15/33	47,390	54,095
6.00% due 01/15/34	243,119	276,365
6.00% due 03/15/34	86,599	98,583
6.00% due 05/15/34	43,134	49,036
6.00% due 07/15/34	41,491	47,168
6.00% due 08/15/34	402,339	457,887
6.00% due 09/15/34	50,902	57,930
6.00% due 11/15/34	249,285	283,390
6.00% due 03/15/35	142,016	161,426
6.00% due 08/15/35	203,405	231,338
6.00% due 01/15/36	131,092	148,740
6.00% due 02/15/36	145,996	165,650
6.00% due 04/15/36	211,259	239,700
6.00% due 05/15/36	131,809	149,644
6.00% due 06/15/36	388,958	441,322
6.00% due 07/15/36	88,900	100,868

26

6.00% due 08/15/36	316,031	358,538
6.00% due 09/15/36	341,361	387,326
6.00% due 10/15/36	628,397	714,357
6.00% due 11/15/36	221,704	251,551
6.00% due 12/15/36	72,737	82,529
6.00% due 10/15/39	2,922,231	3,311,984
6.50% due 09/15/28	9,555	10,923
6.50% due 09/15/31	25,922	30,051
6.50% due 10/15/31	12,555	14,556
6.50% due 11/15/31	2,907	3,370
6.50% due 12/15/31	11,826	13,710
7.50% due 09/15/30	25,494	26,570
		90,874,501
Total U.S. Government Agencies (cost $138,426,465)		145,171,977
U.S. GOVERNMENT TREASURIES — 23.8%
United States Treasury Bonds — 6.9%
2.13% due 02/15/40 TIPS(12)	335,245	449,883
2.13% due 02/15/41 TIPS(12)	488,048	659,208
3.75% due 08/15/41	1,865,000	2,193,415
3.88% due 08/15/40	1,577,000	1,890,429
4.25% due 05/15/39	112,000	142,485
4.38% due 02/15/38	1,490,000	1,926,290
4.38% due 11/15/39	1,401,000	1,818,892
4.38% due 05/15/40	953,000	1,238,006
4.50% due 05/15/38	82,000	108,061
4.50% due 08/15/39	2,049,000	2,710,122
4.63% due 02/15/40	1,205,000	1,625,244
4.75% due 02/15/41	1,709,000	2,355,216
5.25% due 11/15/28	77,000	106,164
5.38% due 02/15/31	500,000	712,656
6.13% due 11/15/27	544,000	808,520
6.25% due 08/15/23	1,613,000	2,308,606
6.75% due 08/15/26	377,000	582,170
7.88% due 02/15/21	1,267,000	1,933,462
8.13% due 08/15/19	66,000	98,154
8.13% due 05/15/21	22,000	34,231
8.75% due 05/15/17	1,725,000	2,431,172
8.75% due 05/15/20	1,035,000	1,620,664
8.75% due 08/15/20	1,389,000	2,190,822
9.00% due 11/15/18	3,800,000	5,746,611
9.13% due 05/15/18	55,000	82,057
		35,772,540
United States Treasury Notes — 16.9%
0.25% due 09/15/14	210,000	209,475
0.50% due 11/30/12	3,208,000	3,218,275
0.88% due 11/30/16	2,929,000	2,937,925
1.00% due 10/31/16	1,781,000	1,798,254
1.25% due 08/31/15	1,641,000	1,684,588
1.25% due 09/30/15	1,716,000	1,760,510
1.25% due 10/31/15	2,771,000	2,842,007
1.38% due 04/15/12	2,643,000	2,653,014
1.38% due 11/30/15	1,100,000	1,133,516
1.75% due 07/31/15	2,604,000	2,717,925
1.88% due 08/31/17	3,673,000	3,844,313
1.88% due 10/31/17	984,000	1,028,818
2.13% due 08/15/21	6,980,000	7,158,862
2.25% due 01/31/15	2,407,000	2,542,582
2.38% due 02/28/15	5,244,000	5,563,968
2.50% due 04/30/15	3,705,000	3,953,932
2.63% due 04/30/16	4,193,000	4,536,629
2.63% due 08/15/20	922,000	994,392
2.75% due 02/15/19	461,000	504,903
3.13% due 05/15/19	2,092,000	2,345,655
3.13% due 05/15/21	24,000	26,797
3.38% due 11/30/12	1,565,000	1,610,667
3.38% due 11/15/19	856,000	975,773
3.50% due 05/15/20	815,000	937,569
3.63% due 08/15/19	32,000	37,063
3.63% due 02/15/20	4,850,000	5,624,865
3.88% due 05/15/18	35,000	40,824
4.00% due 11/15/12	3,060,000	3,161,959
4.00% due 02/15/14	464,000	500,395
4.00% due 02/15/15	5,228,000	5,806,348
4.00% due 08/15/18	49,000	57,709
4.25% due 08/15/13	2,053,000	2,185,642
4.25% due 11/15/13	1,096,000	1,177,086
4.25% due 11/15/14	3,985,000	4,424,593
4.25% due 08/15/15	831,000	941,692
4.25% due 11/15/17	116,000	137,016
4.50% due 05/15/17	50,000	59,301
4.75% due 05/15/14	5,770,000	6,373,144
4.88% due 02/15/12	448,000	450,537
		87,958,523
Total U.S. Government Treasuries (cost $116,226,560)		123,731,063
MUNICIPAL BONDS & NOTES — 0.9%
Municipal Bonds — 0.9%
Bay Area Toll Authority Revenue Bonds 6.26% due 04/01/49	230,000	300,085
California State General Obligation Bonds 4.85% due 10/01/14	125,000	133,101
California State General Obligation Bonds 7.30% due 10/01/39	300,000	354,729
California State General Obligation Bonds 7.55% due 04/01/39	475,000	580,792
California State General Obligation Bonds 7.60% due 11/01/40	80,000	98,777

27

California State General Obligation Bonds 7.63% due 03/01/40	105,000	129,187
California State Public Works Board Revenue Bonds 8.36% due 10/01/34	125,000	144,669
Metropolitan Transportation Authority Revenue Bonds 6.09% due 11/15/40	20,000	24,058
New Jersey State Turnpike Authority Revenue Bonds 7.10% due 01/01/41	95,000	130,061
New Jersey State Turnpike Authority Revenue Bonds 7.41% due 01/01/40	160,000	229,437
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/49	385,000	464,264
Ohio State University Revenue Bonds 4.80% due 06/01/2111	434,000	449,316
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	315,000	324,913
Port Authority of New York & New Jersey Revenue Bonds 5.65% due 11/01/40	15,000	17,025
Port Authority of New York & New Jersey Revenue Bonds 5.86% due 12/01/24	280,000	333,973
State of Illinois General Obligation Bonds 5.10% due 06/01/33	120,000	108,917
State of Illinois General Obligation Bonds 5.67% due 03/01/18	295,000	313,962
State of Illinois General Obligation Bonds 5.88% due 03/01/19	295,000	317,618
Total Municipal Bonds & Notes (cost $4,015,668)		4,454,884
EXCHANGE-TRADED FUNDS — 0.6%
iShares Barclays 1-3 Year Treasury Bond Fund	14,310	1,209,195
iShares Barclays 3-7 Year Treasury Bond Fund	9,270	1,131,311
iShares Barclays 7-10 Year Treasury Bond Fund	3,800	401,166
iShares Barclays 10-20 Year Treasury Bond Fund	1,100	146,223
iShares Barclays 20+ Year Treasury Bond Fund	2,700	327,375
Total EXCHANGE-TRADED FUNDS (cost $3,212,051)		3,215,270
PREFERRED STOCK — 0.3%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50%	280	201,040
Diversified Banking Institutions — 0.2%
Ally Financial, Inc. 7.00%*	211	151,254
Goldman Sachs Group, Inc. 6.13%	26,600	658,882
Goldman Sachs Group, Inc. 6.50%	13,107	328,330
		1,138,466
Electric-Integrated — 0.0%
Southern California Edison Co. FRS 4.90%	1,020	101,796
Total Preferred Stock (cost $1,485,411)		1,441,302
WARRANTS† — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(5)(9)	175	0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(5)(9)(13)	11	2,750
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)(5)(9)(13)	11	1,650
Total Warrants
(cost $181)		4,400
Total Long-Term Investment Securities
(cost $466,301,599)		487,624,102
REPURCHASE AGREEMENTS — 5.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $545,001 and collateralized by $495,000 of United States Treasury Notes, bearing interest at 3.13%, due 05/15/19 and having an approximate value of $556,256	$545,000	545,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $3,552,0004 and collateralized by $3,580,000 of United States Treasury Notes, bearing interest at 1.00%, due 08/31/16 and having an approximate value of $3,624,750	3,552,000	3,552,000
Bank of America Securities LLC Joint Repurchase Agreement(14)	860,000	860,000
BNP Paribas SA Joint Repurchase Agreement(14)	625,000	625,000
Deutsche Bank AG Joint Repurchase Agreement(14)	205,000	205,000
Royal Bank of Scotland Joint Repurchase Agreement(14)	690,000	690,000
UBS Securities LLC Joint Repurchase Agreement(14)	685,000	685,000
UBS Securities LLC Joint Repurchase Agreement(14)	22,114,000	22,114,000
Total Repurchase Agreements (cost $29,276,000)		29,276,000
TOTAL INVESTMENTS (cost $495,577,599)(15)	99.3%	516,900,102
Liabilities in excess of other assets	0.7	3,806,049
NET ASSETS	100.0%	$520,706,151

28

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $38,070,366 representing 7.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)	Collateralized Mortgage Obligation
(4)	Perpetual maturity - maturity date reflects the next call date.
(5)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $4,407 representing 0.0% of net assets.
(6)	Income may be received in cash or additional bonds at the discretion of the issuer.
(7)	Bond in default
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(10)	A portion of the interest was paid in additional bonds.
(11)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of December 31, 2011.
(12)	Principal amount of security is adjusted for inflation.
(13)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the Diversified Fixed Income Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets
Ion Media Networks, Inc.
Expires 12/18/16	03/01/11	11	$—	$2,750	$250.00	0.00%
(strike price $500.00)
Warrants

Ion Media Networks, Inc.
Expires 12/18/16	11/11/10	11	—	1,650	150.00	0.00
(strike price $687.00)				$4,400		0.00%
Warrants

(14)	See Note 2 for details of Joint Repurchase Agreements.
(15)	See Note 4 for cost of investments on a tax basis.
FDIC	— Federal Deposit Insurance Corporation
TIPS	— Treasury Inflation Protected Security
REMIC	— Real Estate Mortgage Investment Conduit
FRS	— Floating Rate Security
VRS	— Variable Rate Security
The rates shown on FRS and VRS are the current interest rates December 31, 2011 and unless otherwise noted, the dates shown are the original maturity dates.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2011	Unrealized Appreciation (Depreciation)
48	Short	U.S. Treasury 10 YR Notes	March 2012	$6,226,289	$6,294,000	$(67,711)
9	Long	U.S. Long Bonds	March 2012	1,287,492	1,303,312	15,820
						$(51,891)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$24,036,152	$—	$24,036,152
U.S. Corporate Bonds & Notes	—	134,413,841	444,366	134,858,207
Foreign Corporate Bonds & Notes	—	44,127,561	—	44,127,561
Foreign Government Agencies	—	6,583,286	—	6,583,286
U.S. Government Agencies	—	145,171,977	—	145,171,977
U.S. Government Treasuries	—	123,731,063	—	123,731,063
Municipal Bonds & Notes	—	4,454,884	—	4,454,884
Exchange Traded Funds	3,215,270	—	—	3,215,270
Preferred Stock	1,290,048	151,254	—	1,441,302
Warrants	—	—	4,400	4,400
Repurchase Agreements	—	29,276,000	—	29,276,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	15,820	—		15,820
Total	$4,521,138	$511,946,018	$448,766	$516,915,922
Liabilities:
Other Financial Instruments+
Open Futures Contracts - Depreciation	67,711	—	—	67,711
Total	$67,711	$—	$—	$67,711

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
Balance as of 3/31/2011	$126,735	$796,698	$3,410
Accrued discounts	—	739	—
Accrued premiums	—	(417)	—
Realized gain	—	3,579	—
Realized loss	(626)	(11,566)	—
Change in unrealized appreciation (1)	—	16,616	990
Change in unrealized depreciation (1)	(12,959)	(12,359)	—
Net purchases	—	—	—
Net sales	—	(310,334)	—
Transfers into Level 3 (2)	—	—	—
Transfers out of Level 3 (2)	(113,150)	(38,590)	—
Balance as of 12/31/2011	$—	$444,366	$4,400

(1)  The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Warrants
$—	$(10,523)	$990

(2) The Fund’s policy is to recognize transfers out as of the reporting period.

See Notes to Portfolio of Investments

29

SEASONS SERIES TRUST

REAL RETURN PORTFOLIO

Portfolio of Investments — December 31, 2011

(unaudited)

Security Description	Shares/ Principal Amount(7)		Value (Note 1)
FOREIGN GOVERNMENT AGENCIES — 10.2%
Sovereign — 10.2%
Bundesrepublik Deutschland Bonds 1.75% due 04/15/20(3)	EUR	9,723,940	$14,513,143
Mexican Udibonos Bonds 4.50% due 12/18/14(3)	MXN	54,816,838	4,248,045
Swedish Government Bonds 3.50% due 12/01/15	SEK	73,400,000	14,894,268
Total Foreign Government Agencies (cost $33,837,738)			33,655,456
FOREIGN GOVERNMENT TREASURIES — 23.6%
Sovereign — 23.6%
Australian Government Senior Bonds 4.00% due 08/20/15(3)	AUD	7,125,000	13,176,296
French Government Bonds 2.25% due 07/25/20(3)	EUR	19,714,183	27,354,727
Italy Buoni Poliennali del Tesoro Bonds 2.35% due 09/15/19(3)	EUR	5,086,870	5,409,813
United Kingdom Gilt Bonds 1.25% due 11/22/17(3)	GBP	6,664,775	11,945,392
United Kingdom Gilt Bonds 1.88% due 11/22/22(3)	GBP	8,737,238	17,338,379
United Kingdom Gilt Bonds 3.75% due 09/07/20	GBP	1,425,000	2,560,027
Total Foreign Government Treasuries (cost $73,912,674)			77,784,634
U.S. GOVERNMENT AGENCIES — 3.2%
Federal Home Loan Mtg. Corp. — 3.2%
3.75% due 03/27/19 (cost $9,574,632)	$9,100,000		10,387,932
U.S. GOVERNMENT TREASURIES — 47.3%
United States Treasury Bonds — 1.9%
8.13% due 08/15/21	3,950,000		6,186,688
United States Treasury Notes(3) — 45.4%
0.50% due 04/15/15 TIPS	14,131,867		14,786,568
0.63% due 04/15/13 TIPS	18,319,230		18,628,367
0.63% due 07/15/21 TIPS	6,480,122		6,932,214
1.13% due 01/15/21 TIPS	10,946,394		12,207,791
1.25% due 04/15/14 TIPS	8,613,098		9,025,587
1.38% due 01/15/20 TIPS	8,272,248		9,418,732
1.63% due 01/15/15 TIPS	9,309,080		10,039,991
1.63% due 01/15/18 TIPS	6,404,096		7,292,664
1.88% due 07/15/13 TIPS	11,681,538		12,215,419
1.88% due 07/15/19 TIPS	5,090,400		5,997,525
2.00% due 01/15/14 TIPS	12,622,341		13,366,857
2.00% due 01/15/16 TIPS	2,937,740		3,283,612
2.13% due 01/15/19 TIPS	10,915,731		12,974,372
2.38% due 01/15/17 TIPS	11,537,181		13,392,140
			149,561,839
Total U.S. Government Treasuries (cost $149,113,115)			155,748,527
COMMON STOCK — 0.1%
Food-Misc. — 0.0%
Wornick Co.†(1)(2)	765		73,058
Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(1)(2)	25		162,913
Total Common Stock
(cost $162,681)			235,971
WARRANTS †— 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14(1)(2)	1,705		0
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $500.00)(1)(2)(4)	117		29,250
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)(1)(2)(4)	116		17,400

Total Warrants (cost $1,765)			46,650
Total Long-Term Investment Securities (cost $266,602,605)			277,859,170

REPURCHASE AGREEMENTS — 12.5%
Bank of America Securities LLC Joint Repurchase Agreement(5)		$11,440,000	11,440,000
BNP Paribas SA Joint Repurchase Agreement(5)	8,390,000		8,390,000
Deutsche Bank AG Joint Repurchase Agreement(5)	2,755,000		2,755,000
Royal Bank of Scotland Joint Repurchase Agreement(5)	9,295,000		9,295,000
UBS Securities LLC Joint Repurchase Agreement(5)	9,255,000		9,255,000
Total Repurchase Agreements (cost $41,135,000)			41,135,000
TOTAL INVESTMENTS (cost $307,737,605)(6)	96.9%		318,994,170
Liabilities in excess of other assets	3.1		10,135,456
NET ASSETS	100.0%		$329,129,626

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $282,621 representing 0.1% of net assets.
(3)	Principal amount of security is adjusted for inflation.

1

(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 1.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2011, the Real Return Portfolio held the following restricted securities:

	Acquistion		Acquistion		Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets
Ion Media Networks, Inc. Expires 12/18/16 (strike price $500.00) Warrants	03/01/11	117	$—	$29,250	$250.00	0.01%

Ion Media Networks, Inc. Expires 12/18/16 (strike price $687.00) Warrants	11/11/10	116	—	17,400	150.00	0.01
				$46,650		0.02%

(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 4 for cost of investments on a tax basis.
(7)	Denominated in United States dollars unless otherwise indicated.
TIPS	— Treasury Inflation Protected Securities

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	34,305,000	USD	44,680,204	03/21/2012	$250,573	$—
	GBP	20,046,000	USD	31,054,121	03/21/2012	—	(54,237)
	SEK	98,550,000	USD	14,277,026	03/21/2012	7,293	—
						257,866	(54,237)
Citibank N.A.	SEK	3,510,000	USD	502,549	03/21/2012	—	(5,688)

Goldman Sachs International	USD	374,147	EUR	285,000	03/21/2012	—	(5,033)

HSBC Bank USA, N.A.	MXN	64,970,000	USD	4,664,034	03/21/2012	36,627	—

State Street Bank & Trust Co.	USD	463,609	EUR	355,000	03/21/2012	—	(3,835)

Westpac Banking Corp.	AUD	12,634,000	USD	12,407,851	03/21/2012	—	(404,202)

Net Unrealized Appreciation/(Depreciation)						$294,493	$(472,995)

AUD — Australian Dollar	GBP — Pound Sterling	SEK — Swedish Krona
EUR — Euro Dollar	MXN — Mexican Peso	USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Agencies	$—	$33,655,456	$—	$33,655,456
Foreign Government Treasuries	—	77,784,634	—	77,784,634
U.S. Government Agencies	—	10,387,932	—	10,387,932
U.S. Government Treasuries	—	155,748,527	—	155,748,527
Common Stock	—	—	235,971	235,971
Warrants	—	—	46,650	46,650
Repurchase Agreements	—	41,135,000	—	41,135,000
Other Financial Instruments+
Open Forward Currency Contracts - Appreciation	—	294,493	—	294,493
Total	$—	$319,006,042	$282,621	$319,288,663
Liabilities:
Other Financial Instruments+
Open Forward Currency Contracts - Depreciation	$—	$472,995	$—	$472,995

+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 3/31/2011	$0	$0	$266,605	$35,960
Accrued discounts	—	—	—	—
Accrued premiums	—	—	—	—
Realized gain	—	—	68,698	—
Realized loss	—	—	—	—
Change in unrealized appreciation (1)	—	—	25,670	10,690
Change in unrealized depreciation (1)	—	—	(55,417)	—
Net purchases	—	—	—	—
Net sales	(0)	(0)	(69,585)	—
Transfers into Level 3 (2)	—	—	—	—
Transfers out of Level 3 (2)	—	—	—	—
Balance as of 12/31/2011	$—	$—	$235,971	$46,650

(1)  The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$—	$—	$(10,233)	$10,690

(2) The Fund’s policy is to recognize transfers out as of the reporting period.

See Notes to Portfolio of Investments

2

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — December 31, 2011

(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES— 100.1%
Asset-Backed Commercial Paper — 30.7%
Atlantic Asset Securitization LLC 1.10% due 01/04/12*	$750,000	$749,931
Chariot Funding LLC 0.22% due 03/09/12*	600,000	599,856
Fairway Finance Corp 0.15% due 01/09/12*	380,000	379,987
FCAR Owner Trust I 0.34% due 03/01/12	250,000	249,898
FCAR Owner Trust I 0.35% due 01/03/12	1,400,000	1,399,973
FCAR Owner Trust I 0.35% due 01/04/12	600,000	599,983
FCAR Owner Trust II 0.29% due 01/05/12	250,000	249,992
FCAR Owner Trust II 0.29% due 01/06/12	1,250,000	1,249,950
Govco LLC 0.25% due 01/03/12*	800,000	799,989
Jupiter Secritization Co. LLC 0.22% due 03/09/12*	250,000	249,855
Kells Funding LLC 0.50% due 02/27/12*	700,000	700,000
Kells Funding LLC 0.51% due 03/15/12*	650,000	649,721
Kells Funding LLC 0.56% due 03/05/12*	1,400,000	1,399,188
Kells Funding LLC 0.60% due 03/12/12*	500,000	499,780
Liberty Street Funding LLC 0.24% due 03/15/12*	265,000	264,823
Liberty Street Funding LLC 0.24% due 03/19/12*	800,000	799,408
Liberty Street Funding LLC 0.25% due 02/27/12*	1,500,000	1,499,406
Manhattan Asset Funding Co. LLC 0.24% due 01/19/12*	425,000	424,949
Manhattan Asset Funding Co. LLC 0.25% due 01/13/12*	730,000	729,939
Manhattan Asset Funding Co. LLC 0.33% due 01/13/12*	335,000	334,963
MetLife Short Term Funding LLC 0.32% due 03/26/12*	275,000	274,780
MetLife Short Term Funding LLC 0.34% due 01/17/12*	400,000	399,940
MetLife Short Term Funding LLC 0.34% due 03/19/12*	400,000	399,732
MetLife Short Term Funding LLC 0.38% due 04/02/12*	1,000,000	999,080
MetLife Short Term Funding LLC 0.38% due 04/03/12*	350,000	349,671
New York Life Capial Corp. 0.16% due 02/14/12*	250,000	249,951
Royal Park Investments Funding Corp. 1.00% due 01/04/12	800,000	799,933
Royal Park Investments Funding Corp. 1.00% due 01/04/12*	355,000	354,970
Royal Park Investments Funding Corp. 1.00% due 01/06/12	400,000	399,944
Sheffield Receivable Corp. 0.33% due 02/02/12*	260,000	259,924
Sheffield Receivable Corp. 0.35% due 01/23/12*	1,770,000	1,769,621
Starbird Funding Corp. 1.10% due 01/04/12*	350,000	349,968
Starbird Funding Corp. 1.10% due 01/05/12*	1,000,000	999,878
Versailles Commercial Paper LLC 1.20% due 01/03/12*	850,000	849,943
Victory Receivables Corp. 0.35% due 01/30/12*	680,000	679,808
Victory Receivables Corp.
0.37% due 01/04/12*	420,000	419,987
Victory Receivables Corp. 0.37% due 01/06/12*	250,000	249,987
Total Asset-Backed Commercial Paper (cost $23,640,058)		23,638,708
Certificates of Deposit — 31.3%
Bank of Montreal 0.25% due 01/03/12	300,000	300,000
Bank of Nova Scotia 0.29% due 01/23/12	400,000	400,000
Bank of Nova Scotia 0.30% due 01/03/12	464,000	464,000
Bank Of Nova Scotia 0.30% due 01/27/12	500,000	500,000
Bank Of Nova Scotia 0.30% due 02/03/12	100,000	99,999
Bank Of Nova Scotia 0.30% due 04/03/12	500,000	500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.32% due 01/30/12	600,000	600,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.39% due 01/26/12	555,000	555,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.40% due 02/06/12	600,000	600,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.43% due 02/24/12	400,000	400,000
Barclays Bank PLC 0.39% due 01/03/12	790,000	790,000
Credit Suisse 0.38% due 02/10/12	1,000,000	1,000,000
Credit Suisse 0.42% due 01/23/12	450,000	450,000

1

Credit Suisse 0.45% due 02/13/12	555,000	555,000
Credit Suisse 0.47% due 02/21/12	1,400,000	1,400,000
DNB NOR Bank ASA 0.35% due 01/13/12	300,000	300,000
DNB NOR Bank ASA 0.42% due 02/17/12	555,000	555,000
National Australia Bank 0.23% due 01/17/12	400,000	400,000
National Australia Bank 0.31% due 01/09/12	150,000	150,000
National Australia Bank 0.38% due 03/05/12	1,160,000	1,160,058
National Australia Bank 0.42% due 04/17/12	500,000	500,060
Nordea Bank Finland PLC 0.35% due 01/06/12	500,000	500,000
Nordea Bank Finland PLC 0.35% due 01/10/12	300,000	300,000
Nordea Bank Finland PLC 0.37% due 01/24/12	600,000	600,000
Nordea Bank Finland PLC 0.39% due 02/06/12	1,000,000	1,000,000
Nordea Bank Finland PLC 0.48% due 03/22/12	605,000	605,012
Nordea Bank Finland PLC 0.50% due 03/12/12	200,000	200,012
Skandinav Enskilda Bank 0.35% due 02/01/12	285,000	285,000
Skandinav Enskilda Bank 0.58% due 03/07/12	325,000	325,029
State Street Bank & Trust Co. 0.13% due 01/09/12	1,000,000	1,000,000
State Street Bank & Trust Co. 0.20% due 03/07/12	1,000,000	999,170
Sumitomo Mitsui Banking 0.14% due 01/03/12	600,000	600,000
Sumitomo Mitsui Banking 0.45% due 03/12/12	1,000,000	999,940
Sumitomo Mitsui Banking 0.52% due 04/05/12	600,000	599,934
Svenska Handelsbanken 0.44% due 02/24/12	1,000,000	1,000,000
Svenska Handelsbanken 0.48% due 03/01/12	1,000,000	999,910
Svenska Handelsbanken 0.50% due 03/20/12	300,000	299,979
Toronto Dominion Bank 0.32% due 02/07/12	595,000	595,000
Toronto Dominion Bank 0.38% due 04/30/12	350,000	350,224
Westpac Banking Corp. 0.25% due 03/12/12	150,000	149,994
Westpac Banking Corp. 0.36% due 02/03/12	386,000	386,000
Westpac Banking Corp. 0.50% due 06/27/12	600,000	600,000
Total Certificates of Deposit (cost $24,075,104)		24,074,321
Commercial Paper — 4.2%
Coca-Cola Co. 0.14% due 01/09/12*	1,250,000	1,249,961
Coca-Cola Co. 0.16% due 01/05/12*	250,000	249,996
Coca-Cola Co. 0.18% due 03/07/12*	500,000	499,910
General Electric Capital Corp. 0.28% due 04/06/12	425,000	424,838
General Electric Capital Corp. 0.28% due 04/11/12	800,000	799,648
Total Commercial Paper (cost $3,223,846)		3,224,353
Corporate Notes — 0.0%
Cheyne Finance LLC FRS
Escrow Security
4.83% due 10/25/07*(1)(2)(3)(4)(5)	394,530	6,865
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/08*(1)(2)(3)(4)(5)	592,098	10,302
Total Corporate Notes (cost $25,271)		17,167
Municipal Bonds — 3.2%
Colorado Housing & Finance Authority VRDN Revenue Bonds (LOC-FNMA & FHLMC) 0.16% due 05/01/41(6)	100,000	100,000
Connecticut Housing Finance Authority VRDN Revenue Bonds 0.13% due 05/15/33(6)	140,000	140,000
Iowa Finance Authority Single Family Mtg. VRDN Revenue Bonds 0.20% due 07/01/37(6)	720,000	720,000
Metropolitan Water District of Southern California, Series B-4, VRDN Revenue Bonds 0.07% due 07/01/35(6)	300,000	300,000
New York City Municipal Water Finance Authority & Sewer System, Series BB-1, VRDN Revenue Bonds 0.15% due 06/15/39(6)	105,000	105,000
Port of Seattle, Washington VRDN Revenue Bonds (LOC-Landesbank Hessen) 0.30% due 07/01/33(6)	190,000	190,000
State of Texas VRDN General Obligation Bonds 0.14% due 06/01/31(6)	195,000	195,000

2

State of Texas VRDN General Obligation Bonds 0.17% due 12/01/29(6)	250,000	250,000
State of Texas VRDN General Obligation Bonds 0.20% due 12/01/24(6)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.23% due 12/01/32(6)	100,000	100,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank N.A.) 0.08% due 08/15/36(6)	280,000	280,000
Total Municipal Bonds (cost $2,480,000)		2,480,000
U.S. Government Agencies — 7.1%
Federal Farm Credit Bank Disc. Notes 0.01% due 01/03/12	5,161,000	5,160,997
Federal Home Loan Bank 0.13% due 02/24/12	260,000	259,989
Total U.S. Government Agencies (cost $5,420,986)		5,420,986
U.S. Government Treasuries — 23.6%
United States Treasury Bills
0.00% due 01/05/12	9,750,000	9,750,000
0.00% due 01/12/12	5,135,000	5,135,000
0.00% due 01/19/12	1,180,000	1,180,000
United States Treasury Notes
1.00% due 04/30/12	450,000	451,408
1.13% due 01/15/12	1,180,000	1,180,503
4.63% due 07/31/12	440,000	451,515
Total U.S. Government Treasuries (cost $18,148,260)		18,148,426
Total Short-Term Investment Securities — 100.1% (cost $77,013,525)		77,003,961
TOTAL INVESTMENTS— (cost $77,013,525) (7)	100.1%	77,003,961
Liabilities in excess of other assets	(0.1)	(80,526)
NET ASSETS	100.0%	$76,923,435

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2011, the aggregate value of these securities was $20,706,069 representing 26.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $17,167 representing 0.0% of net assets.
(2)	Security in default.
(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of December 31, 2011, represents the Notes’ residual value that may be distributed to the Portfolio.

(5)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.
FNMA	— Federal National Mtg. Assoc.
FHLMC	— Federal Home Loan Mtg. Corp.
LOC	— Letter of Credit
FRS	— Floating Rate Security
VRDN	— Variable Rate Demand Note

The rates shown for FRS and VRDN are the current interest rates at December 31, 2011. The dates shown on debt obligations are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset Backed Commercial Paper	$—	$23,638,708	$—	$23,638,708
Certificates of Deposit	—	24,074,321	—	24,074,321
Commercial Paper	—	3,224,353	—	3,224,353
U.S. Corporate Notes	—	—	17,167	17,167
Municipal Bonds	—	2,480,000	—	2,480,000
U.S. Government Agencies	—	5,420,986	—	5,420,986
U.S. Government Treasuries	—	18,148,426	—	18,148,426
Total	$—	$76,986,794	$17,167	$77,003,961

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Corporate Notes
Balance as of 3/31/2011	$16,674
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation (1)	493
Change in unrealized depreciation (1)	—
Net purchases	—
Net sales	—
Transfers into Level 3 (2)	—
Transfers out of Level 3 (2)	—
Balance as of 12/31/2011	$17,167

(1)  The total change in unrealized appreciation(depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Corporate Notes
$493

(2) The Fund’s policy is to recognize transfers out as of the end of the reporting period.

3

Industry Allocation*
Banks-Foreign-U.S. Branches	25.3%
Sovereigns/Supernational	23.6
Asset-Backed Commercial Paper/Fully Supported	16.2
U.S. Government Agencies	7.0
Asset-Backed Commercial Paper/Auto	6.0
Asset-Backed Commercial Paper/Diversified	5.5
Banks-Foreign	3.5
Municipal	3.2
Asset-Backed Commercial Paper/Trade Receivables	2.7
Food & Beverage	2.6
Banks-Domestic	2.6
Diversified	1.6
Insurance	0.3
100.1%

* Calculated as a percentage of net assets

See Notes to Portfolio of Investments

4

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.2%
Apparel Manufacturers — 4.1%
Jones Group, Inc.	524,003	$5,528,232
Athletic Footwear — 3.6%
NIKE, Inc., Class B	50,177	4,835,558
Building & Construction-Misc. — 2.5%
MasTec, Inc.†	191,818	3,331,879
Casino Hotels — 2.9%
Wynn Resorts, Ltd.	35,201	3,889,358
Computers — 13.5%
Apple, Inc.†	45,192	18,302,760
E-Commerce/Products — 4.3%
eBay, Inc.†	194,025	5,884,778
E-Commerce/Services — 2.7%
priceline.com, Inc.†	7,685	3,594,351
Electronic Components-Misc. — 4.3%
Zagg, Inc.†	824,704	5,830,657
Engines-Internal Combustion — 2.8%
Cummins, Inc.	43,678	3,844,538
Gold Mining — 1.0%
US Gold Corp.†	395,051	1,327,371
Industrial Automated/Robotic — 2.3%
FANUC Corp. ADR	125,180	3,167,054
Medical-Biomedical/Gene — 5.3%
Celgene Corp.†	106,603	7,206,363
Metal Processors & Fabrication — 1.7%
Precision Castparts Corp.	13,815	2,276,574
Metal-Diversified — 2.3%
Ivanhoe Mines, Ltd.†	174,524	3,092,565
Oil Companies-Exploration & Production — 2.7%
Gulfport Energy Corp.†	122,764	3,615,400
Oil-Field Services — 2.5%
Halliburton Co.	98,477	3,398,441
Pharmacy Services — 2.2%
Medco Health Solutions, Inc.†	53,482	2,989,644
Printing-Commercial — 2.6%
VistaPrint NV†	113,715	3,479,679
Retail-Apparel/Shoe — 4.0%
Limited Brands, Inc.	133,810	5,399,234
Retail-Building Products — 2.8%
Home Depot, Inc.	89,986	3,783,011
Retail-Discount — 2.3%
Dollar General Corp.†	74,596	3,068,879
Retail-Office Supplies — 0.9%
OfficeMax, Inc.†	266,200	1,208,548
Retail-Restaurants — 4.4%
Starbucks Corp.	129,122	5,940,903
Telecom Services — 3.9%
Vonage Holdings Corp.†	2,135,844	5,232,818
Transport-Marine — 8.4%
Golar LNG, Ltd.	218,933	9,731,572
Overseas Shipholding Group, Inc.	150,800	1,648,244
		11,379,816
Web Portals/ISP — 2.6%
Baidu, Inc. ADR†	30,579	3,561,536
Wireless Equipment — 2.6%
Crown Castle International Corp.†	78,390	3,511,872
Total Long-Term Investment Securities (cost $120,364,460)		128,681,819
REPURCHASE AGREEMENTS — 3.5%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $2,214,002 and collateralized by $2,195,000 of United States Treasury Notes bearing interest at 1.75% due 10/31/18 and having an approximate value of $2,260,850	$2,214,000	2,214,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	2,516,000	2,516,000
Total Repurchase Agreements (cost $4,730,000)		4,730,000
TOTAL INVESTMENTS (cost $125,094,460)(2)	98.7%	133,411,819
Other assets less liabilities	1.3	1,690,587
NET ASSETS	100.0%	$135,102,406

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Computers	$18,302,760	$—	$—	$18,302,760
Medical-Biomedical/Gene	7,206,363	—	—	7,206,363
Transport-Marine	11,379,816	—	—	11,379,816
Other Industries*	91,792,880	—	—	91,792,880
Repurchase Agreements	—	4,730,000	—	4,730,000
Total	$128,681,819	$4,730,000	$—	$133,411,819

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO
Portfolio of Investments — December 31, 2011 (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 95.5%
Advertising Agencies — 3.8%
Omnicom Group, Inc.	61,115	$2,724,507
Applications Software — 4.4%
Microsoft Corp.	119,595	3,104,686
Banks-Fiduciary — 3.8%
Bank of New York Mellon Corp.	136,213	2,712,001
Banks-Super Regional — 5.9%
Wells Fargo & Co.	153,000	4,216,680
Containers-Paper/Plastic — 2.4%
Rock-Tenn Co., Class A	30,000	1,731,000
Diversified Banking Institutions — 2.3%
JPMorgan Chase & Co.	48,325	1,606,806
Electronic Components-Misc. — 2.3%
AVX Corp.	128,706	1,642,288
Electronic Components-Semiconductors — 3.7%
Intel Corp.	110,000	2,667,500
Finance-Investment Banker/Broker — 1.3%
Charles Schwab Corp.	79,800	898,548
Hotel/Motels — 1.9%
Marriott International, Inc., Class A	45,800	1,335,986
Insurance-Life/Health — 2.8%
Prudential Financial, Inc.	40,515	2,030,612
Insurance-Multi-line — 10.6%
Loews Corp.	130,000	4,894,500
MetLife, Inc.	86,375	2,693,172
		7,587,672
Insurance-Reinsurance — 3.0%
Berkshire Hathaway, Inc., Class B†	28,300	2,159,290
Investment Management/Advisor Services — 1.7%
Ameriprise Financial, Inc.	25,100	1,245,964
Medical-Drugs — 3.7%
Pfizer, Inc.	121,665	2,632,831
Medical-Outpatient/Home Medical — 1.8%
Lincare Holdings, Inc.	50,000	1,285,500
Networking Products — 4.2%
Cisco Systems, Inc.	166,795	3,015,654
Oil Companies-Exploration & Production — 8.0%
Devon Energy Corp.	60,000	3,720,000
Encana Corp.	105,500	1,954,915
		5,674,915
Oil-Field Services — 3.2%
Baker Hughes, Inc.	47,250	2,298,240
Real Estate Operations & Development — 12.4%
Cheung Kong Holdings, Ltd.	199,000	2,371,366
Hang Lung Group, Ltd.	369,000	2,009,721
Henderson Land Development Co., Ltd.	520,042	2,584,608
Wheelock & Co., Ltd.	764,000	1,892,638
		8,858,333
Retail-Regional Department Stores — 2.8%
Kohl’s Corp.	40,000	1,974,000
Semiconductor Equipment — 2.7%
Applied Materials, Inc.	177,500	1,901,025
Steel-Producers — 3.5%
POSCO ADR	30,670	2,518,007
Telecom Equipment-Fiber Optics — 1.2%
Sycamore Networks, Inc.	47,049	842,177
Tobacco — 2.1%
Philip Morris International, Inc.	19,060	1,495,829
Total Long-Term Investment Securities (cost $65,004,630)		68,160,051
REPURCHASE AGREEMENTS — 4.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $256,000 and collateralized by $255,000 of United States Treasury Notes bearing interest at 1.25% due 10/31/15 and having an approximate value of $261,821	$256,000	256,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $1,380,002 and collateralized by $1,375,000 of United States Treasury Notes bearing interest at 1.25% due 10/31/15 and having an approximate value of $1,411,779	1,380,000	1,380,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $1,460,002 and collateralized by $1,475,000 of United States Treasury Notes bearing interest at 1.00% due 08/31/16 and having an approximate value of $1,493,438	1,460,000	1,460,000
Total Repurchase Agreements (cost 3,096,000)		3,096,000
TOTAL INVESTMENTS (cost $68,100,630)(1)	99.8%	71,256,051
Other assets less liabilities	0.2	153,622
NET ASSETS	100.0%	$71,409,673

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Banks- Super Regional	$4,216,680	$—	$—	$4,216,680
Insurance-Multi-line	7,587,672	—	—	7,587,672
Oil Companies-Exploration & Production	5,674,915	—	—	5,674,915
Real Estate Operations & Development	8,858,333	—	—	8,858,333
Other Industries*	41,822,451	—	—	41,822,451
Repurchase Agreements		3,096,000	—	3,096,000
Total	$68,160,051	$3,096,000	$—	$71,256,051

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2011 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 65.5%
Seasons Series Trust Focus Growth Portfolio, Class 3	539,308	$4,496,048
Seasons Series Trust Focus Value Portfolio, Class 3	373,644	3,994,453
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,030,070	19,035,999
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,871,767	19,933,078
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	363,789	3,972,632
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,030,011	13,172,701
Seasons Series Trust Small Cap Portfolio, Class 3†	1,110,801	9,720,084
Total Domestic Equity Investment Companies (cost $65,520,301)		74,324,995
Fixed Income Investment Companies — 12.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $14,799,864)	1,243,833	14,609,386
International Equity Investment Companies — 21.9%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $34,089,133)	3,731,667	24,840,864
TOTAL INVESTMENTS (cost $114,409,298)(1)	100.2%	113,775,245
Liabilities in excess of other assets	(0.2)	(255,065)
NET ASSETS	100.0%	$113,520,180

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$74,324,995	$—	$—	$74,324,995
Fixed Income Investment Companies	14,609,386	—	—	14,609,386
International Equity Investment Companies	24,840,864	—	—	24,840,864
Total	$113,775,245	$—	$—	$113,775,245

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION MODERATE GROWTH PORTFOLIO
Portfolio of Investments — December 31, 2011 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 52.1%
Seasons Series Trust Focus Growth Portfolio, Class 3	2,848,496	$23,747,033
Seasons Series Trust Focus Value Portfolio, Class 3	1,489,039	15,918,628
Seasons Series Trust Large Cap Growth Portfolio, Class 3	8,664,163	81,243,983
Seasons Series Trust Large Cap Value Portfolio, Class 3	9,107,417	96,987,934
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	1,450,663	15,841,471
Seasons Series Trust Mid Cap Value Portfolio, Class 3	4,802,050	61,412,877
Seasons Series Trust Small Cap Portfolio, Class 3†	4,051,004	35,448,383
Total Domestic Equity Investment Companies (cost $297,549,814)		330,600,309
Fixed Income Investment Companies — 31.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	15,074,393	177,055,669
Seasons Series Trust Real Return Portfolio, Class 3†	2,163,329	21,907,651
Total Fixed Income Investment Companies (cost $193,074,866)		198,963,320
International Equity Investment Companies — 16.6%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $132,814,695)	15,831,423	105,386,204
TOTAL INVESTMENTS (cost $623,439,375)(1)	100.0%	634,949,833
Liabilities in excess of other assets	(0.0)	(51,783)
NET ASSETS	100.0%	$634,898,050

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$330,600,309	$—	$—	$330,600,309
Fixed Income Investment Companies	198,963,320	—	—	198,963,320
International Equity Investment Companies	105,386,204	—	—	105,386,204
Total	$634,949,833	$—	$—	$634,949,833

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION MODERATE PORTFOLIO
Portfolio of Investments — December 31, 2011 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 46.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,446,798	$12,061,513
Seasons Series Trust Focus Value Portfolio, Class 3	644,008	6,884,788
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,427,187	41,513,803
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,780,693	50,911,199
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	706,360	7,713,557
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,120,945	27,124,525
Seasons Series Trust Small Cap Portfolio, Class 3†	1,594,022	13,948,517
Total Domestic Equity Investment Companies (cost $143,591,314)		160,157,902
Fixed Income Investment Companies — 40.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	9,666,326	113,535,433
Seasons Series Trust Real Return Portfolio, Class 3†	2,709,637	27,440,012
Total Fixed Income Investment Companies (cost $136,281,433)		140,975,445
International Equity Investment Companies — 13.0%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $51,778,048)	6,790,374	45,201,984
TOTAL INVESTMENTS (cost $331,650,795)(1)	99.9%	346,335,331
Other assets less liabilities	0.1	446,671
NET ASSETS	100.0%	$346,782,002

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$160,157,902	$—	$—	$160,157,902
Fixed Income Investment Companies	140,975,445	—	—	140,975,445
International Equity Investment Companies	45,201,984	—	—	45,201,984
Total	$346,335,331	$—	$—	$346,335,331

See Notes to Portfolio of Investments

1

SEASONS SERIES TRUST
ALLOCATION BALANCED PORTFOLIO
Portfolio of Investments — December 31, 2011 (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 39.9%
Seasons Series Trust Focus Growth Portfolio, Class 3	642,402	$5,355,512
Seasons Series Trust Focus Value Portfolio, Class 3	501,901	5,365,587
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,150,488	29,542,176
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,580,650	38,131,541
Seasons Series Trust Mid Cap Growth Portfolio, Class 3†	490,098	5,351,948
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,380,297	17,652,458
Seasons Series Trust Small Cap Portfolio, Class 3†	620,442	5,429,189
Total Domestic Equity Investment Companies (cost $96,310,022)		106,828,411
Fixed Income Investment Companies — 50.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	8,488,896	99,705,980
Seasons Series Trust Real Return Portfolio, Class 3†	3,399,880	34,429,983
Total Fixed Income Investment Companies (cost $127,823,550)		134,135,963
International Equity Investment Companies — 10.1%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $27,875,303)	4,054,884	26,992,444
TOTAL INVESTMENTS (cost $252,008,875)(1)	100.1%	267,956,818
Liabilities in excess of other assets	(0.1)	(201,720)
NET ASSETS	100.0%	$267,755,098

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies
Domestic Equity Investment Companies	$106,828,411	$—	$—	$106,828,411
Fixed Income Investment Companies	134,135,963	—	—	134,135,963
International Equity Investment Companies	26,992,444	—	—	26,992,444
Total	$267,956,818	$—	$—	$267,956,818

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2011 - (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustee (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Swap contracts are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

1

The various inputs that may be used to determine value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 - Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of December 31, 2011 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

The following tables present the value of derivatives held as of December 31, 2011, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of December 31, 2011, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$3,039

Foreign exchange contracts(3)	3,048	3,030

	$3,048	$6,069

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $3,640,644.
(3)	The average notional amount outstanding for forward foreign currency contracts was $2,714,303.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(6,510) as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$6,347

Foreign exchange contracts(3)	10,530	10,326

	$10,530	$16,673

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $12,553,133.
(3)	The average notional amount outstanding for forward foreign currency contracts was $9,077,465.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(10,645) as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$5,520

Foreign exchange contracts(3)	11,991	11,967

	$11,991	$17,487

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $13,431,829.
(3)	The average notional amount outstanding for forward foreign currency contracts was $10,283,504.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(7,407) as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(4)	$—	$11,434

Foreign exchange contracts(3)	12,938	13,196

	$12,938	$24,630

2

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $17,528,496.
(3)	The average notional amount outstanding for forward foreign currency contracts was $11,794,067.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(33,775) as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts(2)
Swap contracts	$794,854	$999,759
Futures contracts (variation margin)(5)	—	18,612
Interest rate contracts(3)
Futures contracts (variation margin)(5)	—	144,410

Foreign exchange contracts(4)	439,262	413,179

	$1,234,116	$1,575,960

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for swap contracts, and equity futures contracts were $32,589,229, and $64,790,911 respectively.
(3)	The average value outstanding for interest rate futures contracts was $38,114,299.
(4)	The average notional amount outstanding for forward foreign currency contracts was $46,239,949.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(19,093) as reported in the Portfolio of Investments.

	Large Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$900

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $902,704.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $7,980 as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$700

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $872,006.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $13,580 as reported in the Portfolio of Investments.

3

	Mid Cap Growth Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,380

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $640,197.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(7,572) as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,380

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $640,197.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(7,572) as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$1,960

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $706,712.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(3,128) as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Equity contracts
Futures contracts (variation margin)(2)(3)	$14,145	$—

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for equity futures contracts was $1,443,778.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $24,552 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Interest rate contracts
Futures contracts (variation margin)(2)(3)	$—	$12,455

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average value outstanding for interest rate futures contracts was $10,543,385.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(51,891) as reported in the Portfolio of Investments.

	Real Return Portfolio
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value

Foreign exchange contracts(2)	$294,493	$472,995

(1)

The Portfolio’s derivative contracts held during the period ended December 31, 2011, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)	The average notional amount outstanding for forward foreign currency contracts was $107,661,593.

4

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the period ended December 31, 2011, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and or gain exposure to certain foreign currencies and to enhance total return. As of  December 31, 2011, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty credit risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities.  Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the period ended December 31, 2011, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure

5

to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates and enhance total return. As of December 31, 2011, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Portfolio’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract and the daily fluctuation in the value of the initial margin requirement. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.  There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Portfolios since the futures are generally exchange-traded.

6

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Generally, a swap contract is a privately negotiated agreement between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Any change, in market value is recorded as an unrealized gain or loss. In connection with these contracts, securities or cash may be identified as collateral in accordance with the terms of the respective swap contract to provide assets of value and recourse in the event of default or bankruptcy/insolvency. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements (“equity swaps”), a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments.  During the period ended December 31, 2011, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio’s sector exposure, to gain exposure to certain sectors and to enhance total return. As of December 31, 2011, the Asset Allocation: Diversified Growth Portfolio had open total return swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative instruments entered into from time to time. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other

7

party may elect to terminate early and cause settlement of all derivative instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements.

Note 2. Repurchase Agreements

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.38%	$695,000
Multi-Managed Moderate Growth	1.42	2,620,000
Multi-Managed Income/Equity	1.80	3,320,000
Multi-Managed Income	1.93	3,555,000
Large Cap Value	0.15	285,000
Mid Cap Growth	0.05	100,000
Diversified Fixed Income	0.47	860,000
Real Return	6.20	11,440,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated December 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $184,445,000, a repurchase price of $184,445,103, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.25%	10/31/2015	$166,898,000	$172,035,329
U.S. Treasury Notes	1.38	11/30/2015	15,946,000	16,511,585

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.37%	$500,000
Multi-Managed Moderate Growth	1.42	1,915,000
Multi-Managed Income/Equity	1.79	2,425,000
Multi-Managed Income	1.92	2,595,000
Large Cap Value	0.15	205,000
Mid Cap Growth	0.05	65,000
Diversified Fixed Income	0.46	625,000
Real Return	6.21	8,390,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

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BNP Paribas SA, dated December 30, 2011, bearing interest at a rate of 0.02% per annum, with a principal amount of $135,185,000, a repurchase price of $135,185,300, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	5.38%	02/15/2031	$95,542,100	$137,805,148

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.36%	$160,000
Multi-Managed Moderate Growth	1.42	630,000
Multi-Managed Income/Equity	1.79	795,000
Multi-Managed Income	1.92	850,000
Large Cap Value	0.15	65,000
Mid Cap Growth	0.05	20,000
Diversified Fixed Income	0.46	205,000
Real Return	6.21	2,755,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated December 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $44,380,000, a repurchase price of $44,380,025, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.50%	07/31/2016	$43,874,000	$45,647,141

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.37%	$555,000
Multi-Managed Moderate Growth	1.42	2,125,000
Multi-Managed Income/Equity	1.79	2,685,000
Multi-Managed Income	1.92	2,880,000
Large Cap Value	0.15	225,000
Mid Cap Growth	0.05	75,000
Diversified Fixed Income	0.46	690,000
Real Return	6.21	9,295,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

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Royal Bank of Scotland, dated December 30, 2011, bearing interest at a rate of 0.03% per annum, with a principal amount of $149,780,000, a repurchase price of $149,780,499, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	4.50%	08/15/2039	$114,440,000	$153,067,388

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.25%	$558,000
Multi-Managed Moderate Growth	0.43	963,000
Large Cap Growth	0.19	426,000
Large Cap Value	0.11	242,000
Mid Cap Growth	0.21	473,000
Mid Cap Value	0.14	309,000
Small Cap	0.77	1,731,000
Focused Growth	1.11	2,516,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $225,768,000, a repurchase price of $225,768,251, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.50%	07/15/2012	$11,655,000	$11,815,256
U.S. Treasury Notes	4.00	02/15/2015	194,240,000	218,468,526

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount

Multi-Managed Growth	0.37%	$550,000
Multi-Managed Moderate Growth	1.42	2,115,000
Multi-Managed Income/Equity	1.79	2,675,000
Multi-Managed Income	1.92	2,865,000
Large Cap Value	0.15	225,000
Mid Cap Growth	0.05	75,000
Diversified Fixed Income	0.46	685,000
Real Return	6.21	9,255,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

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UBS Securities LLC, dated December 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $149,105,000, a repurchase price of $149,105,166, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	1.75%	01/31/2014	$147,082,400	$152,611,227

As of December 31, 2011, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Ownership	Amount

Diversified Fixed Income	8.85%	$22,114,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $250,000,000, a repurchase price of $250,000,278, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Inflation Indexed Notes	1.63%	01/15/2015	$33,532,100	$43,172,579
U.S. Treasury Inflation Indexed Bonds	2.00	01/15/2026	62,000,000	87,962,500
U.S. Treasury Inflation Indexed Bonds	2.13	02/15/2040	87,000,000	123,866,250

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various Seasons Series Trust Portfolios and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended December 31, 2011, transactions in these securities were as follows:

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							Change
			Value at	Cost	Proceeds		in	Value at
			March 31,	of	of	Realized	Unrealized	December 31,
Portfolio	Security	Income	2011	Purchases	Sales	Gain/Loss	Gain (Loss)	2011

Large Cap Value	AIG	$—	$87,323	$162,361	$21,335	$(514,461)	$457,537	$171,425
Mid Cap Value	AIG	—	107,563	5,159	90,581	(18,102)	(4,039)	—
Allocation Growth	Various Seasons Series Trust Portfolios*	1,475,719	137,228,598	29,056,126	36,109,744	(7,715,006)	(8,684,729)	113,775,245
Allocation Moderate Growth	Various Seasons Series Trust Portfolios*	10,533,851	667,670,332	161,158,625	132,834,288	(20,871,047)	(40,173,789)	634,949,833
Allocation Moderate	Various Seasons Series Trust Portfolios*	5,956,350	328,436,242	104,812,374	62,414,129	(8,203,798)	(16,295,358)	346,335,331
Allocation Balanced	Various Seasons Series Trust Portfolios*	4,668,130	242,560,791	68,983,418	33,443,028	482,283	(10,626,646)	267,956,818

* See Portfolio of Investments for details

Note 4. Federal Income Taxes

As of December 31, 2011, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Multi-Managed Growth	$8,293,052	$(3,312,576)	$4,980,476	$68,551,000
Multi-Managed Moderate Growth	12,736,304	(4,935,568)	7,800,736	137,000,237
Multi-Managed Income/Equity	7,108,086	(3,224,840)	3,883,246	113,847,216
Multi-Managed Income	4,677,869	(1,987,202)	2,690,667	113,172,394
Asset Allocation: Diversified Growth	16,079,443	(15,562,624)	516,819	173,654,434
Stock	33,876,153	(4,988,504)	28,887,649	108,254,632
Large Cap Growth	33,510,388	(8,658,466)	24,851,922	223,342,874
Large Cap Value	29,440,328	(38,710,780)	(9,270,452)	286,568,866
Mid Cap Growth	12,502,282	(7,962,812)	4,539,470	88,246,681
Mid Cap Value	14,884,654	(10,686,101)	4,198,553	182,843,698
Small Cap	17,169,702	(7,490,589)	9,679,113	107,135,684
International Equity	15,207,794	(43,495,627)	(28,287,833)	297,218,259
Diversified Fixed Income	23,822,487	(3,219,536)	20,602,951	496,297,234
Real Return	13,200,259	(2,651,981)	10,548,278	308,445,892
Cash Management	1,186	(10,750)	(9,564)	77,013,525
Focus Growth	19,652,974	(11,924,843)	7,728,131	125,683,688
Focus Value	6,112,136	(3,825,564)	2,286,572	68,969,479
Allocation Growth	9,087,563	(20,866,318)	(11,778,755)	125,554,000
Allocation Moderate Growth	40,854,465	(49,555,646)	(8,701,181)	643,651,014
Allocation Moderate	21,424,693	(25,816,052)	(4,391,359)	350,726,690
Allocation Balanced	16,922,168	(11,899,968)	5,022,200	262,934,618

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ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

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Item 2. Controls and Procedures.

(a)          An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 28, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 28, 2012

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